  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  ISSUED BY HARTFORD LIFE INSURANCE COMPANY
  WITH RESPECT TO SEPARATE ACCOUNT
  DC VARIABLE ACCOUNT-I AND
  SEPARATE ACCOUNT TWO

    This prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

    We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account - I ("DC-I") during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission ("SEC").

    For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.

    The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

    We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds".

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

Prospectus Dated: May 1, 2007

Statement of Additional Information Dated: May 1, 2007

                               TABLE OF CONTENTS

SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  10
PERFORMANCE RELATED INFORMATION                                          13
HARTFORD LIFE INSURANCE COMPANY                                          13
THE SEPARATE ACCOUNTS                                                    14
THE FUNDS                                                                14
GENERAL ACCOUNT OPTION                                                   17
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS                 18
CONTRACT CHARGES                                                         18
 Sales Charge                                                            18
 Is there ever a time when the Sales Charge does not apply?              19
 Mortality and Expense Risk and Administrative Charge                    20
 HIG Employer Sponsored IRA                                              20
 Annual Maintenance Fee                                                  21
 Premium Taxes                                                           21
 Experience Rating under the Contracts                                   21
 Negotiated Charges and Fees                                             21
 Charges of the Funds                                                    21
 Plan Related Expenses                                                   21
THE CONTRACTS                                                            21
 The Contracts Offered                                                   21
 Purchase of a Contract                                                  22
 Contract Rights and Privileges and Assignments                          22
 Pricing and Crediting of Contributions                                  22
 May I make changes in the amounts of my Contribution?                   22
 Can you transfer from one Sub-Account to another?                       22
 Dollar Cost Averaging                                                   26
 How do I know what my Participant Account is worth?                     26
 How are the underlying Fund shares valued?                              27
DEATH BENEFITS                                                           28
 Determination of the Beneficiary                                        28
 Death before the Annuity Commencement Date                              28
 Death on or after the Annuity Commencement Date                         28
SETTLEMENT PROVISIONS                                                    29
 Can payment of the Surrender value ever be postponed beyond the         29
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      29
 What are Annuity Rights?                                                29
 How do I elect an Annuity Commencement Date and Annuity payout          30
  option?
 What is the minimum amount that I may select for an Annuity             30
  payout?
 How are Contributions made to establish an Annuity Account?             30
 Can a Contract be suspended by a Contract Owner?                        30
 Annuity Payout Options                                                  30
 How are Variable Annuity payouts determined?                            31
FEDERAL TAX CONSIDERATIONS                                               32
 A. General                                                              32
 B. Taxation of Hartford and the Separate Account                        32
 C. Diversification of the Separate Account                              33
 D. Tax Ownership of the Assets in the Separate Account                  33
 E. Non-Natural Persons as Owners                                        34
 F. Annuity Purchases by Nonresident Aliens and Foreign                  34
  Corporations
 G. Generation Skipping Transfer Tax                                     34
MORE INFORMATION                                                         43
 Can a Contract be modified?                                             43
 Can Hartford waive any rights under a Contract?                         43
 How Contracts Are Sold                                                  43
 Who is the custodian of the Separate Accounts' assets?                  46
 Are there any material legal proceedings affecting the Separate         46
  Accounts?
 How may I get additional information?                                   47
APPENDIX I -- ACCUMULATION UNIT VALUES                                   48
APPENDIX II -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS           52
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                54

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

SURRENDER: Any partial or complete withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)
Contracts under which variable account Contributions are held under SeparateAccount DC-I during the
 Accumulation Period:
  During the First through Sixth Year                                                                       5%
  During the Seventh through Eighth Year                                                                    4%
  During the Ninth through Tenth Year                                                                       3%
  During the Eleventh through Twelfth Year                                                                  2%
  During the Thirteenth Year and thereafter                                                                 0%
Contracts under which variable account Contributions are held under SeparateAccount DC-II during the
 Accumulation Period:
  During the First through Eighth Year                                                                      5%
  During the Ninth through Fifteenth Year                                                                   3%
  During the Sixteenth Year and thereafter                                                                  0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (DC-I)                                                                               $0
ANNUAL MAINTENANCE FEE (DC-II) (3)                                                                         $25
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (DC-I) (4)
  Mortality, Expense Risk and Administrative Charge                                                      0.90%
  Total Separate Account Annual Expenses (DC-I)                                                          0.90%
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (DC-II)
  Mortality, Expense Risk and Administrative Charge                                                      1.25%
  Total Separate Account Annual Expenses (DC-II)                                                         1.25%

------------

(3) The Annual Maintenance Fee is a single $25 charge on a Participant Account. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality, Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings. (See "HIG Employer Sponsored IRA").

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.91%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)

                                       DISTRIBUTION                                             CONTRACTUAL FEE        NET TOTAL
                                          AND/OR                             TOTAL ANNUAL           WAIVER              ANNUAL
                     MANAGEMENT       SERVICE(12B-1)          OTHER            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES          REIMBURSEMENT         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE
SERIES, INC.
Calvert Social           0.70%               N/A               0.21%              0.91%                N/A                0.91%  (1)
 Balanced
 Portfolio
HARTFORD SERIES
FUND, INC.
Hartford                 0.60%               N/A               0.04%              0.64%                N/A                0.64%
 Advisers HLS
 Fund -- Class
 IA
Hartford Capital         0.63%               N/A               0.04%              0.67%                N/A                0.67%
 Appreciation
 HLS Fund --
 Class IA
Hartford                 0.64%               N/A               0.03%              0.67%                N/A                0.67%
 Dividend and
 Growth HLS Fund
 -- Class IA
Hartford Index           0.30%               N/A               0.04%              0.34%                N/A                0.34%
 HLS Fund --
 Class IA
Hartford                 0.67%               N/A               0.08%              0.75%                N/A                0.75%
 International
 Opportunities
 HLS Fund --
 Class IA

                                       DISTRIBUTION                                             CONTRACTUAL FEE        NET TOTAL
                                          AND/OR                             TOTAL ANNUAL           WAIVER              ANNUAL
                     MANAGEMENT       SERVICE(12B-1)          OTHER            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES          REIMBURSEMENT         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Money           0.45%               N/A               0.03%              0.48%                N/A                0.48%  (2)
 Market HLS Fund
 -- Class IA
Hartford                 0.45%               N/A               0.04%              0.49%                N/A                0.49%
 Mortgage
 Securities HLS
 Fund -- Class
 IA
Hartford Stock           0.46%               N/A               0.03%              0.49%                N/A                0.49%
 HLS Fund --
 Class IA
Hartford Total           0.46%               N/A               0.04%              0.50%                N/A                0.50%
 Return Bond HLS
 Fund -- Class
 IA

NOTES

(1) "Net Total Annual Operating Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced -- 0.90%.

(2) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A CONTRACT VALUE OF $25,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $25,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.10%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     EXAMPLE -- 0.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $701
3 years                                                                   $1,123
5 years                                                                   $1,572
10 years                                                                  $2,550

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141

     (3) If you do not Surrender your Contract:

1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141

     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

     (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $759
3 years                                                                   $1,295
5 years                                                                   $1,857
10 years                                                                  $3,123

     (2) If you annuitize at the end of the applicable time period:

1 year                                                                      $221
3 years                                                                     $731
5 years                                                                   $1,265
10 years                                                                  $2,711

     (3) If you do not Surrender your Contract:

1 year                                                                      $246
3 years                                                                     $756
5 years                                                                   $1,290
10 years                                                                  $2,736

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans. Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of the Sales Charges and other expenses applicable to earlier series of Contracts.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of the Separate Account.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a contingent deferred sales charge ("Sales Charge") from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Account. For Contracts under which contributions are held under Separate Account DC I, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                     SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
During the Thirteenth Year and thereafter                               0%

    For Contracts under which contributions are held under Separate Account DC II, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                     SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Eighth Year                                5%
During the Ninth through Fifteenth Year                                 3%
During the Sixteenth Year and thereafter                                0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality, and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                              SEPARATE
                                                               ACCOUNT
                                                     DC-I             DC-II
--------------------------------------------------------------------------------
Annual rate                                           0.90%            1.25%
 (Contract values of $50,000,000 or less):
Annual rate                                           0.75%            1.25%
 (Contract values in excess of $50,000,000):

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges.")

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits.")

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values held, less Premium Taxes if applicable, with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor. It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality, expense risk and administrative undertakings, and the highest Annual Maintenance Fee, where applicable.

    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee, where applicable. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

    A Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SUB-ACCOUNT                INVESTMENT OBJECTIVE SUMMARY  INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES,
INC.
Calvert Social Balanced    Seeks a achieve a             Calvert Asset Management
 Portfolio                 competitive total return      Company, Inc. New Amsterdam,
                           through an actively managed   LLC and State Street Global
                           portfolio of stocks, bonds    Advisers Management, Inc.
                           and money market instruments
                           which offer income and
                           capital growth opportunity
                           and which satisfy the
                           investment and social
                           criteria
HARTFORD SERIES FUND,
INC.
Hartford Advisers HLS      Maximum long-term total       HL Investment Advisors, LLC
 Fund -- Class IA          return                        Sub-advised by Wellington
                                                         Management Company, LLP
Hartford Capital           Growth of capital             HL Investment Advisors, LLC
 Appreciation HLS Fund --                                Sub-advised by Wellington
 Class IA+                                               Management Company, LLP
Hartford Dividend and      High level of current income  HL Investment Advisors, LLC
 Growth HLS Fund -- Class  consistent with growth of     Sub-advised by Wellington
 IA                        capital                       Management Company, LLP
Hartford Index HLS Fund    Seeks to provide investment   HL Investment Advisors, LLC
 -- Class IA               results which approximate     Sub-advised by Hartford
                           the price and yield           Investment Management Company
                           performance of publicly
                           traded common stocks in the
                           aggregate
Hartford International     Long-term growth of capital   HL Investment Advisors, LLC
 Opportunities HLS Fund                                  Sub-advised by Wellington
 -- Class IA                                             Management Company, LLP
Hartford Money Market HLS  Maximum current income        HL Investment Advisors, LLC
 Fund -- Class IA          consistent with liquidity     Sub-advised by Hartford
                           and preservation of capital   Investment Management Company
Hartford Mortgage          Maximum current income        HL Investment Advisors, LLC
 Securities HLS Fund --    consistent with safety of     Sub-advised by Hartford
 Class IA                  principal and maintenance of  Investment Management Company liquidity by investing
                           primarily in mortgage
                           related securities
Hartford Stock HLS Fund    Long-term growth of capital   HL Investment Advisors, LLC
 -- Class IA                                             Sub-advised by Wellington
                                                         Management Company, LLP
Hartford Total Return      Competitive total return,     HL Investment Advisors, LLC
 Bond HLS Fund -- Class    with income as a secondary    Sub-advised by Hartford
 IA                        objective                     Investment Management Company

+ Closed to all Contracts issued after January 3, 2005.

  MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD LIFE: Hartford Life pays fees to the organizations listed below in exchange for an endorsement of our program. As part of the endorsement, Hartford Life is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our program.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874 2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford Life

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois; and

    5. Combined Law Enforcement Association of Texas.

    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford Life makes payments to various industry and trade organizations. These payments are made in connection with Hartford Life's membership, sponsorship or participation in events of these organizations. Hartford Life makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account Option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter at our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST: For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

                      ADDITIONAL SEPARATE ACCOUNTS OFFERED
                              UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of

Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Account. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
During the Thirteenth Year and thereafter                               0%

    For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Eighth Year                                5%
During the Ninth through Fifteenth Year                                 3%
During the Sixteenth Year and thereafter                                0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

       -   death;

       -   financial hardship, as defined in the Plan;

       -   severance from employment; or

       -   retirement.

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                 SEPARATE
                                                                  ACCOUNT
                                                            DC-I          DC-II
--------------------------------------------------------------------------------
Annual rate                                                  0.90%         1.25%
 (Contract values of $50,000,000 or less):
Annual rate                                                  0.75%         1.25%
 (Contract values in excess of $50,000,000):

    We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period. The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

       - MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

       - MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

       - EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense risk charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense risk undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under the Contracts. Currently, there is an Annual Maintenance Fee of $25 assessed against any Participant's Account value in Separate Account DC-II. The Annual Maintenance Fee may be reduced or waived (see "Contract Charges -- Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. For Contracts issued for the HIG IRA, experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. For all other Contracts, experience credits can take the form of a reduction in the deduction for mortality expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, a reduction or waiver of the Annual Maintenance Fee or Transfer Fee, or any combination of the following. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. We can also offer contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation

Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    THE CONTRACTS PROVIDE FOR A TRANSFER FEE OF $5 THAT APPLIES TO EACH TRANSFER IN EXCESS OF 12 MADE IN A PARTICIPANT CONTRACT YEAR. WE DO NOT CURRENTLY CHARGE THE $5 TRANSFER FEE.

    WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES (EFFECTIVE UNTIL JULY 1, 2007)

    We may provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy.

    We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Participants who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We then provide the Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - Our policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the

Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and subtracting (c) where:

       (a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

       (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

       (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS.")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options.") At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options.")

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender. (See "Contract Charges.")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Except with respect to Annuity Payout Option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity Payout Option 5 will be subject to a Sales Charge, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payout will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (see "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or

240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges.")

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units.

(See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

     (A) TRADITIONAL IRAS

         Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

         You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

         IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    (B) SEP IRAS

         Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    (C) SIMPLE IRAS

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

         A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

         If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

     (D) ROTH IRAS

         Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.  upon the employee's separation from service;

        c.   upon the employee's death or disability; or

        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payouts and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

     (A) PENALTY TAXES ON PREMATURE DISTRIBUTIONS

         Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       - made to a beneficiary (or to the employee's estate) on or after the employee's death;

       - attributable to the employee's becoming disabled under Code Section 72(m)(7);

       - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       - (except for IRAs) made to an employee after separation from service after reaching age 55; or

       - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

         In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       -   a qualified first-time home buyer and meets the requirements of Code
           Section 72(t)(8).

         If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

         For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

     (B) RMDS AND 50% PENALTY TAX

         If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

         An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       -   the calendar year in which the individual attains age 70 1/2, or

       - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

         The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

         If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

         If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

         The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

         The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payouts that satisfy the rules set forth in Regulations under the Code relating to RMDs.

         In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       -   an RMD amount;

       - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       -   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2006. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:

    A.G. Edwards & Sons, Inc., Advisory Group Equity Services Ltd, AIG Advisors Group, Inc., Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc. AIG SunAmerica), Allen & Co., of Florida, Inc., Amcore Investment Services, Inc., American Classic Securities, American General Securities Inc., American Independent Sec's Inc., Ameritas Investment Corp., Amsouth Bank, AMSouth Investment Services, Inc., Arvest Asset Management, Associated Financial Services, Inc. Associated Investment Services Inc., Associated Securities Corp., B.C. Ziegler and Company, Banc of America Investment Services Inc., Bancorpsouth Investment Services Inc., Bancwest Investment Services, Inc., Bank of America, Bank of New York, Bank of the West,

BB&T Investment Services, Inc., BCG Securities, Inc., Berthel, Fisher & Company Financial Services Inc., BI Investments, LLC, BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., Brecek & Young Advisors, Inc., Brookstone Securities, Inc., Brookstreet Securities, Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Carillon Investments, Inc., Centaurus Financial, Inc., Chase Investments Services, Corp., Citicorp Investment Services, Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Countrywide Investment Services Inc., Crown Capital Securities, L.P., CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Davenport & Company LLC, DFC Investor Services Dominion Investor Services, Inc., Duerr Financial Corporation, Eagle One Investments, LLC, Edward D. Jones & Co., L.P., Empire Securities Corporation, Equity Services, Inc., Essex National Securities, Inc., Ferris/Baker Watts, FFP Securities, Inc., Fifth Third Securities, Financial Planning Consultants, Fintegra LLC, First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Southeast Inv. Services, First St.Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities Inc., FNB Brokerage Services, Inc., FNIC F.I.D. Div., Forrester's Equity Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Inc., Great American Advisors, Inc., Gunnallen Financial, Inc., H&R Block Financial Advs., Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Harold Dance Investments, Harvest Capital LLC, Hefren-Tillotson/Masterplan, Heim & Young Securities, Hornor, Townsend & Kent, Inc., HSBC Securities (USA) Inc., Huntington Investment Company, IBC Investments, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group LLC, Infinex Financial Group, Infinex Investment, Inc., ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), InterSecurities, Inc., Investacorp, Inc. Investment Management Corp., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., IPI Investments, J.B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, KMS Financial Services, Inc., KNBT Securities, Inc., Kovack Securities, Inc., L.O. Thomas & Company LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Legacy Financial Services, Inc., Liberty Group, LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.) Linsco/Private Ledger Corp., M&I Brokerage Services, Inc., M&T Securities, Inc., McDonald Investments Inc., Mercantile Brokerage Services Inc., Merrill Lynch Pierce Fenner & Smith, Milkie/Ferguson Investments, MML Investor Services, Inc., Money Concepts Capital Corp Morgan Keegan & Company, Inc, Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.,) NBC Securities, Inc., Nettworth Financial Group, Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., OFG Financial Services., Inc., Ohio Savings Securities, Inc., OneAmerica Securities Inc., Online Brokerage Services, Oppenheimer and Co., Inc., Pacific West Securities, Inc., Paulson Investment Company Inc., Pension Planners Securities, Inc., Peoples Securities, Inc., PFIC, Prime Capital Management, Prime Capital Services, Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp., Questar Capital Corp, Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., Resource Horizons Group, LLC, Retirement Plan Advisors, Inc., Robert W. Baird & Co. Inc., Rogan, Rosenberg & Assoc., Inc., Royal Alliance Associates, Inc., Royal Securities Company, Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Smith Barney, Sorrento Pacific, South Valley Wealth Management, Spectrum Capital, Inc., Sterne Agee & Leach, Inc., Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Summit Equities, Inc., Sun Trust Bank, SunAmerica Securities, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services Inc., Synovus Securities, TFS Securities, Inc., The Huntington Investment Company, The Huntington Investment Plt, The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., U.S. Bancorp Piper Jaffray, UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, UnionBanc Investment Services, United Brokerage Services, Inc., United Global Securities, United Heritage Financial Services, US Bancorp FID, US Bancorp Investments, USAllianz Securities, Inc., Uvest Financial Services Group Inc., VanDerbilt Securities, LLC, Vision Investment Services, Inc. Vorpahl Wing Securities, VSR Financial Services, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Walnut Street Securities, Inc., Washington Mutual Financial, Waterstone Financial Group, Webster Investments, Weitzel Financial Services Inc., Wells Fargo Brokerage Services, L.L.C., WesBanco Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), Workman Securities Corp., World Equity Group Inc., WRP Investments, Inc., WWK Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

    For individual and group Contracts, as of December 31, 2006, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities:
AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company., Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    For individual and group Contracts, for the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $52.5 million (excluding corporate-sponsorship related perquisites, Marketing Expense Allowances and home office travel and entertainment expenses) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $14.7 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. For the fiscal year ended December 31, 2006, total travel and entertainment expenses incurred by our wholesalers did not in the aggregate exceed approximately $5.7 million.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

    To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of September 30, 2006 Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

    The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.90%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                 YEAR ENDED DECEMBER 31,
                                        2006             2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
DC-I
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.357         $3.206         $2.988         $2.527         $2.903
Accumulation unit value at end of
 period                                   $3.619         $3.357         $3.206         $2.988         $2.527
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               121            122            269            277          1,492
HARTFORD ADVISERS SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $7.166         $6.743         $6.559         $5.585         $6.537
Accumulation unit value at end of
 period                                   $7.862         $7.166         $6.743         $6.559         $5.585
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               622            730          1,611          1,845         13,280
HARTFORD CAPITAL APPRECIATION
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                               $19.481        $17.013        $14.381        $10.192        $12.807
Accumulation unit value at end of
 period                                  $22.514        $19.481        $17.013        $14.381        $10.192
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               312            323          1,282          1,545          8,417
HARTFORD DIVIDEND AND GROWTH
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.061         $2.915         $2.617         $2.082         $2.450
Accumulation unit value at end of
 period                                   $3.652         $3.061         $2.915         $2.617         $2.082
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               354            428          1,696          2,028          8,734
HARTFORD INDEX SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $4.889         $4.721         $4.315         $3.398         $4.421
Accumulation unit value at end of
 period                                   $5.594         $4.889         $4.721         $4.315         $3.398
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               205            233            935          1,411          7,421

                                                              YEAR ENDED DECEMBER 31,
                                          2001           2000           1999           1998           1997
--------------------------------------  --------------------------------------------------------------------
DC-I
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.147         $3.282         $2.946         $2.558         $2.147
Accumulation unit value at end of
 period                                   $2.903         $3.147         $3.278         $2.946         $2.558
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             2,376          2,802          3,422          4,128          4,191
HARTFORD ADVISERS SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $6.917         $7.040         $6.417         $5.194         $4.209
Accumulation unit value at end of
 period                                   $6.537         $6.917         $7.040         $6.417         $5.194
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                            22,751         27,168         39,236         47,446         53,061
HARTFORD CAPITAL APPRECIATION
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                               $13.886        $12.388         $9.084         $7.938         $6.547
Accumulation unit value at end of
 period                                  $12.807        $13.886        $12.375         $9.084         $7.938
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                            12,922         15,371         18,083         22,192         26,100
HARTFORD DIVIDEND AND GROWTH
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $2.576         $2.345         $2.244         $1.945         $1.488
Accumulation unit value at end of
 period                                   $2.450         $2.576         $2.343         $2.244         $1.945
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                            10,227          9,286         12,965         16,183         16,008
HARTFORD INDEX SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $5.087         $5.672         $4.750         $3.743         $2.848
Accumulation unit value at end of
 period                                   $4.421         $5.087         $5.672         $4.750         $3.743
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                            11,155         12,764         15,841         17,132         14,936

                                                                 YEAR ENDED DECEMBER 31,
                                        2006             2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $2.168         $1.909         $1.631         $1.237         $1.520
Accumulation unit value at end of
 period                                   $2.674         $2.168         $1.909         $1.631         $1.237
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               516            275            868          1,054          4,747
HARTFORD MONEY MARKET SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.433         $3.368         $3.367         $3.372         $3.353
Accumulation unit value at end of
 period                                   $3.562         $3.433         $3.368         $3.367         $3.372
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               115            118            240            303          2,912
HARTFORD MORTGAGE SECURITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.696         $3.644         $3.531         $3.483         $3.250
Accumulation unit value at end of
 period                                   $3.835         $3.696         $3.644         $3.531         $3.483
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                                87             99            253            287          2,650
HARTFORD STOCK SUB-ACCOUNT
Accumulation unit value at beginning
 of period                               $19.102        $17.583        $17.032        $13.588        $18.100
Accumulation unit value at end of
 period                                  $21.705        $19.102        $17.583        $17.032        $13.588
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                                89            108            538            706          4,707
HARTFORD TOTAL RETURN BOND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $7.075         $6.968         $6.721         $6.288         $5.764
Accumulation unit value at end of
 period                                   $7.348         $7.075         $6.968         $6.721         $6.288
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                               154            162            409            468          3,133

                                                              YEAR ENDED DECEMBER 31,
                                          2001           2000           1999           1998           1997
--------------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $1.888         $2.300         $1.658         $1.478         $1.487
Accumulation unit value at end of
 period                                   $1.520         $1.888         $2.298         $1.658         $1.478
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             7,084          8,280         11,299         13,483         16,541
HARTFORD MONEY MARKET SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.257         $3.100         $2.980         $2.856         $2.736
Accumulation unit value at end of
 period                                   $3.353         $3.257         $3.097         $2.980         $2.856
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             4,141          4,305          5,456          5,827          4,767
HARTFORD MORTGAGE SECURITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $3.051         $2.794         $2.774         $2.623         $2.428
Accumulation unit value at end of
 period                                   $3.250         $3.051         $2.791         $2.774         $2.623
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             2,268          1,774          2,469          2,804          2,882
HARTFORD STOCK SUB-ACCOUNT
Accumulation unit value at beginning
 of period                               $20.809        $22.612        $19.028        $14.385        $11.048
Accumulation unit value at end of
 period                                  $18.100        $20.809        $22.589        $19.028        $14.385
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             8,002          9,976         13,255         14,979         15,440
HARTFORD TOTAL RETURN BOND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                $5.351         $4.827         $4.965         $4.633         $4.198
Accumulation unit value at end of
 period                                   $5.764         $5.351         $4.822         $4.965         $4.633
Number of accumulation units
 outstanding at end of period                 --             --             --             --             --
(in thousands)                             3,479          2,770          3,733          4,377          3,772

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

                                                                      YEAR ENDED DECEMBER 31,
                                           2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
DC-I I
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $3.156           $2.936           $2.744           $2.326           $2.681
Accumulation unit value at end of
 period                                     $3.443           $3.156           $2.936           $2.744           $2.326
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     23            1,088            1,135            1,171            1,116
HARTFORD ADVISERS SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $7.090           $6.690           $6.514           $5.475           $6.427
Accumulation unit value at end of
 period                                     $7.779           $7.090           $6.690           $6.514           $5.475
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,326            5,812            6,667            7,334            6,814
HARTFORD CAPITAL APPRECIATION
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                $19.243          $16.962          $14.347           $9.983          $12.583
Accumulation unit value at end of
 period                                    $22.511          $19.243          $16.962          $14.347           $9.983
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  5,640            6,931            7,640            7,972            6,766
HARTFORD DIVIDEND AND GROWTH
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $2.963           $2.831           $2.548           $2.033           $2.400
Accumulation unit value at end of
 period                                     $3.543           $2.963           $2.831           $2.548           $2.033
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,514            7,707            8,285            8,615            8,223
HARTFORD INDEX SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $4.644           $4.543           $4.381           $3.412           $4.436
Accumulation unit value at end of
 period                                     $5.724           $4.644           $4.543           $4.381           $3.412
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,416            6,422            7,503            7,370            6,527
HARTFORD INTERNATIONAL OPPORTUNITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $2.154           $1.898           $1.611           $1.208           $1.490
Accumulation unit value at end of
 period                                     $2.679           $2.154           $1.898           $1.611           $1.208
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,856            4,623            4,882            4,535            3,967
HARTFORD MONEY MARKET SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $3.366           $3.307           $3.301           $3.288           $3.282
Accumulation unit value at end of
 period                                     $3.492           $3.366           $3.307           $3.301           $3.288
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,011            1,194            1,326            1,451            1,562

                                                                   YEAR ENDED DECEMBER 31,
                                           2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
DC-I I
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $2.917           $3.049           $2.750           $2.396           $2.021
Accumulation unit value at end of
 period                                     $2.681           $2.917           $3.049           $2.750           $2.396
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,243            1,224            1,275            1,263            1,291
HARTFORD ADVISERS SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $6.822           $6.956           $7,968           $6.061           $5.363
Accumulation unit value at end of
 period                                     $6.427           $6.822           $6.956           $7,968           $6.061
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  7,844            8,069            9,079            8,737            9,831
HARTFORD CAPITAL APPRECIATION
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                $13.686          $12.234           $9,660           $7.896           $7.059
Accumulation unit value at end of
 period                                    $12.583          $13.686          $12.234           $9,660           $7.896
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  7,417            7,460            7,471            7,529            7,540
HARTFORD DIVIDEND AND GROWTH
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $2.533           $2.311           $2.222           $1.933           $1.484
Accumulation unit value at end of
 period                                     $2.400           $2.533           $2.311           $2.222           $1.933
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  8,241            7,940            8,180            8,151            6,877
HARTFORD INDEX SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $5.104           $5.683           $4.755           $3.743           $2.848
Accumulation unit value at end of
 period                                     $4.436           $5.104           $5.672           $4.755           $3.743
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  7,190            7,302            7,381            6,392            5,415
HARTFORD INTERNATIONAL OPPORTUNITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $1.857           $2.268           $1.642           $1.469           $1.483
Accumulation unit value at end of
 period                                     $1.490           $1.857           $2.268           $1.642           $1.469
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,072            4,095            4,448            4,166            5,864
HARTFORD MONEY MARKET SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $3.199           $3.053           $2.947           $2.834           $2.725
Accumulation unit value at end of
 period                                     $3.282           $3.199           $3.053           $2.947           $2.834
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,418            1,238            1,478            1,567            1,473

                                                                      YEAR ENDED DECEMBER 31,
                                           2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $3.688           $3.631           $3.523           $3.401           $3.184
Accumulation unit value at end of
 period                                     $3.821           $3.688           $3.631           $3.523           $3.401
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    742              909            1,073            1,142            1,039
HARTFORD STOCK SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                $18.169          $15.973          $16.095          $13.278          $17.746
Accumulation unit value at end of
 period                                    $20.561          $18.169          $15.973          $16.095          $13.278
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2,203            3,169            6,042            6,517            3,587
HARTFORD TOTAL RETURN BOND SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $6.902           $6.845           $6.610           $6.141           $5.649
Accumulation unit value at end of
 period                                     $7.171           $6.902           $6.845           $6.610           $6.141
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,362            1,922            2,294            2,487            1,845

                                                                   YEAR ENDED DECEMBER 31,
                                           2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $3.000           $2.754           $2.747           $2.606           $2.421
Accumulation unit value at end of
 period                                     $3.184           $3.000           $2.754           $2.747           $2.606
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    802              720              845              891            1,035
HARTFORD STOCK SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                $20.472          $22.297          $22,925          $19,873          $17,228
Accumulation unit value at end of
 period                                    $17.746          $20.472          $22.297          $22,925          $19,873
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,941            4,171            4,584            4,483            5,082
HARTFORD TOTAL RETURN BOND SUB-ACCOUNT
Accumulation unit value at beginning
 of period.                                 $5.267           $4.758           $4.917           $4.604           $4.187
Accumulation unit value at end of
 period                                     $5.649           $5.263           $4.758           $4.917           $4.604
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,830            1,541            1,773            1,804            1,606

                                  APPENDIX II
                        ACCUMULATION PERIOD UNDER PRIOR
                                GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES

    Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                                                                                                    MINIMUM            TOTAL AS %
AGGREGATE CONTRIBUTION AMOUNTS TO THE                     TOTAL                 SALES                DEATH               OF NET
SUB-ACCOUNTS' INVESTED                                  DEDUCTION             EXPENSES              BENEFIT              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
DEDUCTIONS                                                                 PORTION REPRESENTING
On the first $2,500                            7.00%                 6.25%                 .75%                 7.53%
On the next $47,500                            3.50%                 2.75%                 .75%                 3.63%
On the next $50,000                            2.00%                 1.25%                 .75%                 2.04%
On the excess over $100,000                    1.00%                  .25%                 .75%                 1.01%

------------

*   This illustration does not assume the payment of any Premium Taxes.

    Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Hartford Bond and Hartford Stock Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

    Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

    1. MORTALITY AND EXPENSE RISK UNDERTAKINGS

         Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

         In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

         The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

         The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

         For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Hartford Bond, Hartford Stock and Hartford Money Market Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

    2. ANNUAL MAINTENANCE FEE

         There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

         This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

         In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Hartford Stock Sub-Account of DC-I. If the Hartford Stock Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Bond Sub-Account of DC-I. The fee is not applicable to the Hartford Money Market Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

    3. PREMIUM TAXES

         A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at Surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                                     PART B

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
PERFORMANCE RELATED INFORMATION                                                2
 Total Return for all Sub-Accounts                                             3
 Yield for Sub-Accounts                                                        3
 Money Market Sub-Accounts                                                     3
 Additional Materials                                                          3
 Performance Comparisons                                                       4
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  became disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-1009-39) to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

             DC VARIABLE ACCOUNT-I AND SEPARATE ACCOUNT TWO (DC-II)

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      4
FINANCIAL STATEMENTS

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account - I and Hartford Life Insurance Company Separate Account Two (the "Accounts") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $1,275,420; 2005: $1,486,011 and 2004: $1,723,288.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
DC VARIABLE ACCOUNT - I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company DC Variable Account - I (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company DC Variable Account - I as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL         AMERICAN FUNDS
                                   VALUE PORTFOLIO           GROWTH FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          7,264                     302
                                     ============            ============
  Cost                                   $155,710                 $18,893
                                     ============            ============
  Market Value                           $179,710                 $19,322
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         13                       1
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                             179,723                  19,323
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            13                       1
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             13                       1
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $179,710                 $19,322
                                     ============            ============
Units Owned by Participants                15,232                   1,839
Unit Fair Value #                      $11.798265              $10.507159

(a)  From inception, April 17, 2006 to December 31, 2006.

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT SOCIAL
                                     BALANCED           FIDELITY(R) VIP II       FRANKLIN INCOME
                                     PORTFOLIO            CONTRAFUND(R)          SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      323,524                   2,951                   6,166
                                    ===========            ============            ============
  Cost                                 $462,510                 $92,574                 $97,209
                                    ===========            ============            ============
  Market Value                         $656,754                 $92,857                $107,035
 Due from Hartford Life
  Insurance Company                          26                      18                      --
 Receivable from fund shares
  sold                                       --                      --                       8
 Other assets                               238                      --                      --
                                    -----------            ------------            ------------
 Total Assets                           657,018                  92,875                 107,043
                                    -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --                       8
 Payable for fund shares
  purchased                                  26                      18                      --
 Other liabilities                           --                      --                      --
                                    -----------            ------------            ------------
 Total Liabilities                           26                      18                       8
                                    -----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $656,992                 $92,857                $107,035
                                    ===========            ============            ============
Units Owned by Participants             181,562                   8,805                   9,456
Unit Fair Value #                     $3.618547              $10.545712              $11.319336

                                                           HARTFORD TOTAL          HARTFORD CAPITAL
                                 HARTFORD ADVISERS          RETURN BOND              APPRECIATION
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       326,846                 167,283                   318,689
                                    ============            ============             =============
  Cost                                $5,305,276              $1,972,234               $11,750,028
                                    ============            ============             =============
  Market Value                        $7,386,242              $1,879,914               $17,046,358
 Due from Hartford Life
  Insurance Company                          465                      --                     1,126
 Receivable from fund shares
  sold                                        --                  39,645                        --
 Other assets                                278                       4                        --
                                    ------------            ------------             -------------
 Total Assets                          7,386,985               1,919,563                17,047,484
                                    ------------            ------------             -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  39,645                        --
 Payable for fund shares
  purchased                                  465                      --                     1,126
 Other liabilities                            --                      --                        50
                                    ------------            ------------             -------------
 Total Liabilities                           465                  39,645                     1,176
                                    ------------            ------------             -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,386,520              $1,879,918               $17,046,308
                                    ============            ============             =============
Units Owned by Participants              939,498                 255,824                   757,127
Unit Fair Value #                      $7.862200               $7.348494                $22.514454

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD
                                     DIVIDEND AND              HARTFORD
                                   GROWTH HLS FUND         GROWTH HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        172,784                      23
                                     ============            ============
  Cost                                 $2,928,993                    $285
                                     ============            ============
  Market Value                         $3,938,013                    $281
 Due from Hartford Life
  Insurance Company                           469                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                 425                      --
                                     ------------            ------------
 Total Assets                           3,938,907                     281
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                   469                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            469                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,938,438                    $281
                                     ============            ============
Units Owned by Participants             1,078,486                      28
Unit Fair Value #                       $3.651822              $10.052271

(a)  From inception, April 17, 2006 to December 31, 2006.

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    HARTFORD
                                                 INTERNATIONAL             HARTFORD
                         HARTFORD INDEX          OPPORTUNITIES           MONEY MARKET
                            HLS FUND                HLS FUND               HLS FUND
                          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares              92,140                 147,989                622,547
                          ============            ============            ===========
  Cost                      $2,217,303              $1,790,417               $622,547
                          ============            ============            ===========
  Market Value              $2,982,052              $2,252,354               $622,547
 Due from Hartford
  Life Insurance
  Company                          142                     179                    569
 Receivable from
  fund shares sold                  --                      --                     --
 Other assets                        5                      --                     42
                          ------------            ------------            -----------
 Total Assets                2,982,199               2,252,533                623,158
                          ------------            ------------            -----------
LIABILITIES:
 Due to Hartford
  Life Insurance
  Company                           --                      --                     --
 Payable for fund
  shares purchased                 142                     179                    569
 Other liabilities                  --                     199                     --
                          ------------            ------------            -----------
 Total Liabilities                 142                     378                    569
                          ------------            ------------            -----------
NET ASSETS:
 For Variable
  Annuity Contract
  Liabilities               $2,982,057              $2,252,155               $622,589
                          ============            ============            ===========
Units Owned by
 Participants                  533,091                 842,089                174,793
Unit Fair Value #            $5.593893               $2.674486              $3.561865


                           HARTFORD               HARTFORD           HARTFORD
                      MORTGAGE SECURITIES      SMALLCAP GROWTH        STOCK
                           HLS FUND               HLS FUND           HLS FUND
                          SUB-ACCOUNT          SUB-ACCOUNT (A)     SUB-ACCOUNT
-------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares             50,379                     95            111,238
                          ===========            ===========       ============
  Cost                       $545,797                 $1,960         $4,150,566
                          ===========            ===========       ============
  Market Value               $544,875                 $1,968         $5,848,161
 Due from Hartford
  Life Insurance
  Company                          --                     --                 --
 Receivable from
  fund shares sold                 33                     --                139
 Other assets                      --                     --                  2
                          -----------            -----------       ------------
 Total Assets                 544,908                  1,968          5,848,302
                          -----------            -----------       ------------
LIABILITIES:
 Due to Hartford
  Life Insurance
  Company                          33                     --                139
 Payable for fund
  shares purchased                 --                     --                 --
 Other liabilities                  2                     --                 --
                          -----------            -----------       ------------
 Total Liabilities                 35                     --                139
                          -----------            -----------       ------------
NET ASSETS:
 For Variable
  Annuity Contract
  Liabilities                $544,873                 $1,968         $5,848,163
                          ===========            ===========       ============
Units Owned by
 Participants                 142,096                    200            269,443
Unit Fair Value #           $3.834546              $9.850796         $21.704618

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    VAN KAMPEN UIF          VAN KAMPEN UIF
                                   U.S. REAL ESTATE           EQUITY AND
                                      PORTFOLIO                 INCOME
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          2,906                     222
                                     ============            ============
  Cost                                    $75,158                  $3,086
                                     ============            ============
  Market Value                            $84,550                  $3,306
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                          6                      --
 Other assets                                   1                      --
                                     ------------            ------------
 Total Assets                              84,557                   3,306
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             6                      --
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                              6                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $84,551                  $3,306
                                     ============            ============
Units Owned by Participants                 6,669                     301
Unit Fair Value #                      $12.677924              $10.993267

(a)  From inception, April 17, 2006 to December 31, 2006.

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                  VAN KAMPEN UIF        GLOBAL SECURITIES             PUTNAM
                                  MID CAP GROWTH               FUND              SMALL CAP VALUE
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        1,742                     406                     444
                                    ===========            ============            ============
  Cost                                  $19,941                 $12,970                  $9,719
                                    ===========            ============            ============
  Market Value                          $21,636                 $14,802                 $10,763
 Due from Hartford Life
  Insurance Company                          --                      --                      --
 Receivable from fund shares
  sold                                        2                       1                       1
 Other assets                                --                      --                      --
                                    -----------            ------------            ------------
 Total Assets                            21,638                  14,803                  10,764
                                    -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           2                       1                       1
 Payable for fund shares
  purchased                                  --                      --                      --
 Other liabilities                           --                      --                      --
                                    -----------            ------------            ------------
 Total Liabilities                            2                       1                       1
                                    -----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $21,636                 $14,802                 $10,763
                                    ===========            ============            ============
Units Owned by Participants               2,171                   1,364                   1,016
Unit Fair Value #                     $9.965826              $10.852355              $10.599418

                                                               ROYCE
                                     PIMCO VIT               SMALL-CAP             VAN KAMPEN LIT
                                    REAL RETURN              PORTFOLIO                COMSTOCK
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           840                   3,369                     267
                                    ============            ============            ============
  Cost                                   $10,461                 $34,216                  $3,919
                                    ============            ============            ============
  Market Value                           $10,026                 $35,946                  $3,927
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                         1                       3                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                             10,027                  35,949                   3,927
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                       3                      --
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             5                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                             6                       3                      --
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $10,021                 $35,946                  $3,927
                                    ============            ============            ============
Units Owned by Participants                  974                   3,464                     349
Unit Fair Value #                     $10.286849              $10.377024              $11.261739

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                  VP INTERNATIONAL       AMERICAN FUNDS
                                   VALUE PORTFOLIO         GROWTH FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $44                 $99
                                      ---------               -----
EXPENSE:
 Mortality and expense risk
  charges                                  (587)                (30)
                                      ---------               -----
  Net investment income (loss)             (543)                 69
                                      ---------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      10                  --
 Net realized gain on
  distributions                              63                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,000                 429
                                      ---------               -----
  Net gain (loss) on
   investments                           24,073                 429
                                      ---------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $23,530                $498
                                      =========               =====

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 CALVERT SOCIAL
                                    BALANCED        FIDELITY(R) VIP II      FRANKLIN INCOME
                                    PORTFOLIO          CONTRAFUND(R)        SECURITIES FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,722                $696                  $ --
                                    ---------             -------               -------
EXPENSE:
 Mortality and expense risk
  charges                              (6,001)               (390)                 (407)
                                    ---------             -------               -------
  Net investment income
   (loss)                               8,721                 306                  (407)
                                    ---------             -------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,500                (377)                    1
 Net realized gain on
  distributions                        11,297               6,554                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          22,062                 283                 9,826
                                    ---------             -------               -------
  Net gain (loss) on
   investments                         40,859               6,460                 9,827
                                    ---------             -------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $49,580              $6,766                $9,420
                                    =========             =======               =======

                                                        HARTFORD TOTAL        HARTFORD CAPITAL
                                 HARTFORD ADVISERS        RETURN BOND           APPRECIATION
                                     HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $168,717              $95,302                $218,185
                                    -----------            ---------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (70,148)             (18,246)               (152,885)
                                    -----------            ---------            ------------
  Net investment income
   (loss)                                98,569               77,056                  65,300
                                    -----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 242,227              (18,103)                159,803
 Net realized gain on
  distributions                         524,325                  281               2,099,612
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (165,622)              15,829                 118,983
                                    -----------            ---------            ------------
  Net gain (loss) on
   investments                          600,930               (1,993)              2,378,398
                                    -----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $699,499              $75,063              $2,443,698
                                    ===========            =========            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD
                                    DIVIDEND AND            HARTFORD
                                  GROWTH HLS FUND       GROWTH HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $65,183               $ --
                                     ----------               ----
EXPENSE:
 Mortality and expense risk
  charges                               (37,573)                --
                                     ----------               ----
  Net investment income (loss)           27,610                 --
                                     ----------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 184,495                 --
 Net realized gain on
  distributions                         280,697                 10
 Net unrealized appreciation
  (depreciation) of
  investments during the year           245,203                 (4)
                                     ----------               ----
  Net gain (loss) on
   investments                          710,395                  6
                                     ----------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $738,005                 $6
                                     ==========               ====

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                                        INTERNATIONAL            HARTFORD
                                  HARTFORD INDEX        OPPORTUNITIES          MONEY MARKET
                                     HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $48,316               $57,053               $27,588
                                    ----------            ----------             ---------
EXPENSE:
 Mortality and expense risk
  charges                              (27,666)              (18,390)               (5,395)
                                    ----------            ----------             ---------
  Net investment income
   (loss)                               20,650                38,663                22,193
                                    ----------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                123,537                48,690                    --
 Net realized gain on
  distributions                        328,442               166,233                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (56,263)              129,924                    --
                                    ----------            ----------             ---------
  Net gain (loss) on
   investments                         395,716               344,847                    --
                                    ----------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $416,366              $383,510               $22,193
                                    ==========            ==========             =========


                                      HARTFORD                HARTFORD               HARTFORD
                                 MORTGAGE SECURITIES       SMALLCAP GROWTH            STOCK
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $59,545                  $ --                  $74,067
                                      ---------                 -----               ----------
EXPENSE:
 Mortality and expense risk
  charges                                (5,362)                   (2)                 (55,983)
                                      ---------                 -----               ----------
  Net investment income
   (loss)                                54,183                    (2)                  18,084
                                      ---------                 -----               ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,395)                  148                  441,781
 Net realized gain on
  distributions                              --                    --                  323,232
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (32,095)                    8                   16,608
                                      ---------                 -----               ----------
  Net gain (loss) on
   investments                          (33,490)                  156                  781,621
                                      ---------                 -----               ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $20,693                  $154                 $799,705
                                      =========                 =====               ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  VAN KAMPEN UIF       VAN KAMPEN UIF
                                 U.S. REAL ESTATE        EQUITY AND
                                     PORTFOLIO             INCOME
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $231                $35
                                     ---------              -----
EXPENSE:
 Mortality and expense risk
  charges                                 (291)               (17)
                                     ---------              -----
  Net investment income (loss)             (60)                18
                                     ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (450)                 1
 Net realized gain on
  distributions                          1,584                 67
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,392                220
                                     ---------              -----
  Net gain (loss) on
   investments                          10,526                288
                                     ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,466               $306
                                     =========              =====

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                 VAN KAMPEN UIF      GLOBAL SECURITIES         PUTNAM
                                 MID CAP GROWTH            FUND            SMALL CAP VALUE
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $ --                 $ --
                                     -------              -------              -------
EXPENSE:
 Mortality and expense risk
  charges                                (80)                 (62)                 (28)
                                     -------              -------              -------
  Net investment income
   (loss)                                (80)                 (62)                 (28)
                                     -------              -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   --                   --
 Net realized gain on
  distributions                          196                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,695                1,832                1,044
                                     -------              -------              -------
  Net gain (loss) on
   investments                         1,891                1,832                1,044
                                     -------              -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,811               $1,770               $1,016
                                     =======              =======              =======

                                                          ROYCE
                                   PIMCO VIT            SMALL-CAP         VAN KAMPEN LIT
                                  REAL RETURN           PORTFOLIO            COMSTOCK
                                SUB-ACCOUNT (A)      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $122                  $22               $ --
                                     ------              -------               ----
EXPENSE:
 Mortality and expense risk
  charges                               (23)                (120)                (1)
                                     ------              -------               ----
  Net investment income
   (loss)                                99                  (98)                (1)
                                     ------              -------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (119)                  --                 --
 Net realized gain on
  distributions                         314                1,600                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (435)               1,730                  8
                                     ------              -------               ----
  Net gain (loss) on
   investments                         (240)               3,330                  8
                                     ------              -------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $(141)              $3,232                 $7
                                     ======              =======               ====

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                  VP INTERNATIONAL      AMERICAN FUNDS
                                  VALUE PORTFOLIO         GROWTH FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(543)                 $69
 Net realized gain (loss) on
  security transactions                      10                   --
 Net realized gain on
  distributions                              63                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,000                  429
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,530                  498
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                2,252                   --
 Net transfers                          153,935               18,823
 Surrenders for benefit
  payments and fees                          (7)                   1
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     156,180               18,824
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            179,710               19,322
NET ASSETS:
 Beginning of year                           --                   --
                                     ----------            ---------
 End of year                           $179,710              $19,322
                                     ==========            =========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT SOCIAL
                                     BALANCED        FIDELITY(R) VIP II     FRANKLIN INCOME
                                    PORTFOLIO           CONTRAFUND(R)       SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,721                 $306                 $(407)
 Net realized gain (loss) on
  security transactions                  7,500                 (377)                    1
 Net realized gain on
  distributions                         11,297                6,554                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,062                  283                 9,826
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,580                6,766                 9,420
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              51,704                5,194                 3,195
 Net transfers                         (31,525)              80,898                94,420
 Surrenders for benefit
  payments and fees                    (87,167)                  (1)                   --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (66,988)              86,091                97,615
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           (17,408)              92,857               107,035
NET ASSETS:
 Beginning of year                     674,400                   --                    --
                                    ----------            ---------            ----------
 End of year                          $656,992              $92,857              $107,035
                                    ==========            =========            ==========

                                                            HARTFORD TOTAL         HARTFORD CAPITAL
                                  HARTFORD ADVISERS          RETURN BOND             APPRECIATION
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $98,569                 $77,056                  $65,300
 Net realized gain (loss) on
  security transactions                   242,227                 (18,103)                 159,803
 Net realized gain on
  distributions                           524,325                     281                2,099,612
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (165,622)                 15,829                  118,983
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              699,499                  75,063                2,443,698
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                302,154                  49,086                  445,527
 Net transfers                           (695,323)                (38,996)                 114,000
 Surrenders for benefit
  payments and fees                    (1,231,498)               (333,862)              (2,606,634)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,624,667)               (323,772)              (2,047,107)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (925,168)               (248,709)                 396,591
NET ASSETS:
 Beginning of year                      8,311,688               2,128,627               16,649,717
                                    -------------            ------------            -------------
 End of year                           $7,386,520              $1,879,918              $17,046,308
                                    =============            ============            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD
                                     DIVIDEND AND           HARTFORD
                                    GROWTH HLS FUND      GROWTH HLS FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $27,610             $ --
 Net realized gain (loss) on
  security transactions                    184,495               --
 Net realized gain on
  distributions                            280,697               10
 Net unrealized appreciation
  (depreciation) of
  investments during the year              245,203               (4)
                                     -------------            -----
 Net increase (decrease) in
  net assets resulting from
  operations                               738,005                6
                                     -------------            -----
UNIT TRANSACTIONS:
 Purchases                                 153,445              189
 Net transfers                            (220,124)              87
 Surrenders for benefit
  payments and fees                       (980,549)              (1)
                                     -------------            -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,047,228)             275
                                     -------------            -----
 Net increase (decrease) in
  net assets                              (309,223)             281
NET ASSETS:
 Beginning of year                       4,247,661               --
                                     -------------            -----
 End of year                            $3,938,438             $281
                                     =============            =====

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL             HARTFORD
                                   HARTFORD INDEX          OPPORTUNITIES           MONEY MARKET
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,650                 $38,663                $22,193
 Net realized gain (loss) on
  security transactions                  123,537                  48,690                     --
 Net realized gain on
  distributions                          328,442                 166,233                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (56,263)                129,924                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             416,366                 383,510                 22,193
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               126,122                  74,422                 18,936
 Net transfers                          (200,350)                750,818                120,045
 Surrenders for benefit
  payments and fees                     (627,501)               (376,694)              (189,099)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (701,729)                448,546                (50,118)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (285,363)                832,056                (27,925)
NET ASSETS:
 Beginning of year                     3,267,420               1,420,099                650,514
                                    ------------            ------------            -----------
 End of year                          $2,982,057              $2,252,155               $622,589
                                    ============            ============            ===========


                                     HARTFORD            HARTFORD        HARTFORD
                                MORTGAGE SECURITIES   SMALLCAP GROWTH      STOCK
                                     HLS FUND            HLS FUND        HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (A)   SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $54,183              $(2)            $18,084
 Net realized gain (loss) on
  security transactions                  (1,395)             148             441,781
 Net realized gain on
  distributions                              --               --             323,232
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (32,095)               8              16,608
                                    -----------            -----       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,693              154             799,705
                                    -----------            -----       -------------
UNIT TRANSACTIONS:
 Purchases                               20,577               --             173,178
 Net transfers                          (51,847)           1,814            (444,508)
 Surrenders for benefit
  payments and fees                     (96,943)              --          (1,428,006)
                                    -----------            -----       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,213)           1,814          (1,699,336)
                                    -----------            -----       -------------
 Net increase (decrease) in
  net assets                           (107,520)           1,968            (899,631)
NET ASSETS:
 Beginning of year                      652,393               --           6,747,794
                                    -----------            -----       -------------
 End of year                           $544,873            $1,968         $5,848,163
                                    ===========            =====       =============

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   VAN KAMPEN UIF        VAN KAMPEN UIF
                                   U.S REAL ESTATE         EQUITY AND
                                      PORTFOLIO              INCOME
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(60)                 $18
 Net realized gain (loss) on
  security transactions                    (450)                   1
 Net realized gain on
  distributions                           1,584                   67
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,392                  220
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,466                  306
                                      ---------              -------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                           74,084                3,000
 Surrenders for benefit
  payments and fees                           1                   --
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      74,085                3,000
                                      ---------              -------
 Net increase (decrease) in
  net assets                             84,551                3,306
NET ASSETS:
 Beginning of year                           --                   --
                                      ---------              -------
 End of year                            $84,551               $3,306
                                      =========              =======

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                 VAN KAMPEN UIF      GLOBAL SECURITIES         PUTNAM
                                 MID CAP GROWTH            FUND            SMALL CAP VALUE
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80)                $(62)                $(28)
 Net realized gain (loss) on
  security transactions                    --                   --                   --
 Net realized gain on
  distributions                           196                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,695                1,832                1,044
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,811                1,770                1,016
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              2,264                  283                1,141
 Net transfers                         17,562               12,749                8,610
 Surrenders for benefit
  payments and fees                        (1)                  --                   (4)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    19,825               13,032                9,747
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                           21,636               14,802               10,763
NET ASSETS:
 Beginning of year                         --                   --                   --
                                    ---------            ---------            ---------
 End of year                          $21,636              $14,802              $10,763
                                    =========            =========            =========

                                                           ROYCE
                                    PIMCO VIT            SMALL CAP         VAN KAMPEN LIT
                                   REAL RETURN           PORTFOLIO            COMSTOCK
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $99                 $(98)                $(1)
 Net realized gain (loss) on
  security transactions                  (119)                  --                  --
 Net realized gain on
  distributions                           314                1,600                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (435)               1,730                   8
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (141)               3,232                   7
                                    ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                              1,698                  781                  --
 Net transfers                          8,470               31,933               3,920
 Surrenders for benefit
  payments and fees                        (6)                  --                  --
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,162               32,714               3,920
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets                           10,021               35,946               3,927
NET ASSETS:
 Beginning of year                         --                   --                  --
                                    ---------            ---------             -------
 End of year                          $10,021              $35,946              $3,927
                                    =========            =========             =======

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT - 1

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   CALVERT SOCIAL                                   HARTFORD TOTAL
                                      BALANCED            HARTFORD ADVISERS          RETURN BOND
                                      PORTFOLIO               HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,140                 $194,847                $147,917
 Net realized gain (loss) on
  security transactions                   17,296                  750,499                 (24,543)
 Net realized gain on
  distributions                               --                  478,670                  16,624
 Net unrealized appreciation
  (depreciation) of
  investments during the year             14,228                 (900,006)               (102,722)
                                     -----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              35,664                  524,010                  37,276
                                     -----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                87,980                  289,454                 120,580
 Net transfers                            26,218                 (278,957)                (28,361)
 Surrenders for benefit
  payments and fees                     (338,511)              (3,088,057)               (853,986)
                                     -----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (224,313)              (3,077,560)               (761,767)
                                     -----------            -------------            ------------
 Net increase (decrease) in
  net assets                            (188,649)              (2,553,550)               (724,491)
NET ASSETS:
 Beginning of year                       863,049               10,865,238               2,853,118
                                     -----------            -------------            ------------
 End of year                            $674,400               $8,311,688              $2,128,627
                                     ===========            =============            ============

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              HARTFORD
                               HARTFORD CAPITAL             HARTFORD                                       INTERNATIONAL
                                 APPRECIATION             DIVIDEND AND            HARTFORD INDEX           OPPORTUNITIES
                                   HLS FUND              GROWTH HLS FUND             HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(18,421)                 $36,279                  $28,931                $(14,655)
 Net realized gain (loss)
  on security transactions           2,309,198                  100,773                  151,474                  97,542
 Net realized gain on
  distributions                      2,318,897                  195,352                  129,939                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (2,168,553)                 (92,441)                (194,998)                106,894
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,441,121                  239,963                  115,346                 189,781
                                 -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             711,338                  267,895                  272,714                 110,572
 Net transfers                        (204,122)                 622,142                 (152,477)                187,729
 Surrenders for benefit
  payments and fees                 (8,110,904)              (1,826,306)              (1,382,398)               (726,041)
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (7,603,688)                (936,269)              (1,262,161)               (427,740)
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     (5,162,567)                (696,306)              (1,146,815)               (237,959)
NET ASSETS:
 Beginning of year                  21,812,284                4,943,967                4,414,235               1,658,058
                                 -------------            -------------            -------------            ------------
 End of year                       $16,649,717               $4,247,661               $3,267,420              $1,420,099
                                 =============            =============            =============            ============


                                  HARTFORD                HARTFORD           HARTFORD
                                MONEY MARKET        MORTGAGE SECURITIES        STOCK
                                  HLS FUND                HLS FUND           HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $14,650                 $29,054             $59,782
 Net realized gain (loss)
  on security transactions                --                  (5,929)            534,431
 Net realized gain on
  distributions                           --                      --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                    --                 (11,349)             62,519
                                 -----------            ------------       -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     14,650                  11,776             656,732
                                 -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                            34,698                  48,944             388,279
 Net transfers                         8,008                 (29,626)           (559,457)
 Surrenders for benefit
  payments and fees                 (213,731)               (299,880)         (3,193,579)
                                 -----------            ------------       -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (171,025)               (280,562)         (3,364,757)
                                 -----------            ------------       -------------
 Net increase (decrease)
  in net assets                     (156,375)               (268,786)         (2,708,025)
NET ASSETS:
 Beginning of year                   806,889                 921,179           9,455,819
                                 -----------            ------------       -------------
 End of year                        $650,514                $652,393          $6,747,794
                                 ===========            ============       =============

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    DC Variable Account-I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP International Value Portfolio, American Funds Growth Fund, Calvert Social Balanced Portfolio, Fidelity(R) VIP II Contrafund(R), Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Van Kampen UIF U.S. Real Estate Portfolio, Van Kampen UIF Equity and Income, Van Kampen UIF Mid Cap Growth, Oppenheimer Global Securities Fund, Putnam Small Cap Value, PIMCO VIT Real Return, Royce Small-Cap Portfolio and Van Kampen LIT Comstock.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The sub-accounts are currently in the accumulation phase.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets.

-------------------------------------------------------------------------------

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. These deductions are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VP International Value Portfolio       $202,021        $46,321
American Funds Growth Fund                                 18,922             29
Calvert Social Balanced Portfolio                          79,740        126,730
Fidelity(R) VIP II Contrafund(R)                          103,666         10,715
Franklin Income Securities Fund                            97,482            274
Hartford Advisers HLS Fund                              1,000,473      2,002,272
Hartford Total Return Bond HLS Fund                       279,697        526,133
Hartford Capital Appreciation HLS Fund                  3,406,757      3,288,942
Hartford Dividend and Growth HLS Fund                     697,730      1,436,730
Hartford Growth HLS Fund                                      285             --
Hartford Index HLS Fund                                   469,458        822,099
Hartford International Opportunities HLS Fund           1,335,515        682,029
Hartford Money Market HLS Fund                            233,237        261,215
Hartford Mortgage Securities HLS Fund                      85,171        159,201
Hartford SmallCap Growth HLS Fund                          10,911          9,099
Hartford Stock HLS Fund                                   505,020      1,863,041
Van Kampen UIF U.S. Real Estate Portfolio                 101,482         25,874
Van Kampen UIF Equity and Income                            3,102             17
Van Kampen UIF Mid Cap Growth                              20,002             61
Oppenheimer Global Securities Fund                         13,026             56
Putnam Small Cap Value                                      9,746             27
PIMCO VIT Real Return                                      14,601          4,021
Royce Small-Cap Portfolio                                  34,309             93
Van Kampen LIT Comstock                                     3,920              1
                                                     ------------  -------------
                                                       $8,726,273    $11,264,980
                                                     ============  =============

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                      19,649           4,417               15,232
American Funds Growth Fund       1,839              --                1,839
Calvert Social Balanced
 Portfolio                      17,490          36,833              (19,343)
Fidelity(R) VIP II
 Contrafund(R)                   9,922           1,117                8,805
Franklin Income Securities
 Fund                            9,456              --                9,456
Hartford Advisers HLS Fund      62,070         282,409             (220,339)
Hartford Total Return Bond
 HLS Fund                       31,259          76,297              (45,038)
Hartford Capital
 Appreciation HLS Fund          72,947         170,476              (97,529)
Hartford Dividend and
 Growth HLS Fund               136,410         445,377             (308,967)
Hartford Growth HLS Fund            28              --                   28
Hartford Index HLS Fund         27,560         162,809             (135,249)
Hartford International
 Opportunities HLS Fund        486,403         299,244              187,159
Hartford Money Market HLS
 Fund                           66,669          81,385              (14,716)
Hartford Mortgage
 Securities HLS Fund             8,200          42,595              (34,395)
Hartford SmallCap Growth
 HLS Fund                        1,118             918                  200
Hartford Stock HLS Fund         13,666          97,479              (83,813)
Van Kampen UIF U.S. Real
 Estate Portfolio                8,844           2,175                6,669
Van Kampen UIF Equity and
 Income                            301              --                  301
Van Kampen UIF Mid Cap
 Growth                          2,171              --                2,171
Oppenheimer Global
 Securities Fund                 1,364              --                1,364
Putnam Small Cap Value           1,016              --                1,016
PIMCO VIT Real Return            1,356             382                  974
Royce Small-Cap Portfolio        3,464              --                3,464
Van Kampen LIT Comstock            349              --                  349

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Calvert Social Balanced
 Portfolio                      75,486         143,780              (68,294)
Hartford Advisers HLS Fund      97,529         549,002             (451,473)
Hartford Total Return Bond
 HLS Fund                       59,069         167,643             (108,574)
Hartford Capital
 Appreciation HLS Fund         127,669         555,146             (427,477)
Hartford Dividend and
 Growth HLS Fund               415,965         724,323             (308,358)
Hartford Index HLS Fund         67,768         334,539             (266,771)
Hartford International
 Opportunities HLS Fund        301,106         514,800             (213,694)
Hartford Money Market HLS
 Fund                          114,842         164,918              (50,076)
Hartford Mortgage
 Securities HLS Fund            36,083         112,400              (76,317)
Hartford Stock HLS Fund         26,561         211,091             (184,530)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL
 VALUE PORTFOLIO
 2006  Lowest Contract Charges                15,232    $11.798265            $179,710             0.64%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest Contract Charges                 1,839     10.507159              19,322             0.63%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
CALVERT SOCIAL BALANCED PORTFOLIO
 2006  Lowest Contract Charges               181,562      3.618547             656,992             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               200,905      3.356807             674,400             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               269,199      3.205992             863,049             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges               276,776      2.988234             827,070             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               343,539      2.554047             877,145             0.75%
    Highest contract charges               1,492,288      2.527012           3,771,030             0.91%
    Remaining contract charges                 5,065            --              12,814               --
FIDELITY(R) VIP II CONTRAFUND(R)
 2006  Lowest Contract Charges                 8,805     10.545712              92,857             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest Contract Charges                 9,456     11.319336             107,035             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL
 VALUE PORTFOLIO
 2006  Lowest Contract Charges                 0.05%             17.49%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest Contract Charges                 2.11%              5.01%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
CALVERT SOCIAL BALANCED PORTFOLIO
 2006  Lowest Contract Charges                 2.21%              7.80%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 1.38%              4.70%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 1.44%              7.29%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.59%             18.25%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 2.78%            (12.81)%
    Highest contract charges                   2.13%            (12.94)%
    Remaining contract charges                   --                 --
FIDELITY(R) VIP II CONTRAFUND(R)
 2006  Lowest Contract Charges                 1.15%              5.14%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest Contract Charges                   --              13.21%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest Contract Charges               939,498     $7.862200          $7,386,520             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges             1,159,837      7.166255           8,311,688             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges             1,611,310      6.743108          10,865,238             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges             1,844,723      6.558539          12,098,686             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges             2,915,004      5.644111          16,452,609             0.75%
    Highest contract charges                   2,644      5.590762              14,781             0.90%
    Remaining contract charges            13,280,334            --          74,171,249               --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest Contract Charges               255,824      7.348494           1,879,918             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               300,862      7.075090           2,128,627             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               409,436      6.968404           2,853,118             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges               467,834      6.720632           3,144,139             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               374,666      6.354506           2,380,817             0.75%
    Highest contract charges                   2,509      6.294493              15,795             0.90%
    Remaining contract charges             3,133,116            --          19,701,141               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest Contract Charges                 2.17%              9.71%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 2.93%              6.28%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 1.82%              2.81%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 1.77%             17.43%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 2.92%            (14.44)%
    Highest contract charges                   2.95%            (14.56)%
    Remaining contract charges                   --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest Contract Charges                 4.70%              3.86%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 6.65%              1.53%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 3.97%              3.69%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 4.34%              6.88%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 3.83%              9.26%
    Highest contract charges                   4.04%              9.10%
    Remaining contract charges                   --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest Contract Charges               757,127    $22.514454         $17,046,308             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               854,656     19.481186          16,649,717             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges             1,282,133     17.012504          21,812,284             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges             1,544,684     14.381333          22,214,616             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges             1,625,690     10.299870          16,744,393             0.75%
    Highest contract charges               8,417,379     10.192097          85,790,741             0.91%
    Remaining contract charges                 1,641            --              16,745               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest Contract Charges             1,078,486      3.651822           3,938,438             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges             1,387,453      3.061481           4,247,661             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges             1,695,811      2.915400           4,943,967             0.92%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges             2,028,454      2.616715           5,307,886             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               374,567      2.104311             788,205             0.75%
    Highest contract charges                   7,694      2.084435              16,037             0.90%
    Remaining contract charges             8,734,499            --          18,188,276               --
HARTFORD GROWTH HLS FUND
 2006  Lowest Contract Charges                    28     10.052271                 281             0.29%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest Contract Charges                 1.28%             15.57%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 0.80%             14.51%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.25%             18.30%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.21%             41.10%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 0.60%            (20.30)%
    Highest contract charges                   0.51%            (20.42)%
    Remaining contract charges                   --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest Contract Charges                 1.58%             19.28%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 1.63%              5.01%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.96%             11.42%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.58%             25.66%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 1.52%            (14.87)%
    Highest contract charges                   1.45%            (15.00)%
    Remaining contract charges                   --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest Contract Charges                 0.18%              0.69%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest Contract Charges               533,091     $5.593893          $2,982,057             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               668,340      4.888859           3,267,420             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               935,111      4.720503           4,414,235             0.92%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges             1,410,969      4.314703           6,087,910             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges             1,539,671      1.269216           1,954,175             0.75%
    Highest contract charges               7,420,771      3.397819          25,214,437             0.91%
    Remaining contract charges                10,000            --              12,576               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest Contract Charges               842,089      2.674486           2,252,155             0.90%
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               654,930      2.168319           1,420,099             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               868,624      1.908831           1,658,058             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges             1,054,371      1.631138           1,719,824             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               892,723      1.249640           1,115,583             0.75%
    Highest contract charges               4,747,246      1.236603           5,870,459             0.90%
    Remaining contract charges                 6,915            --               8,559               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
HARTFORD INDEX HLS FUND
 2006  Lowest Contract Charges                 1.57%             14.42%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 1.61%              3.57%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.82%              9.41%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.49%             26.98%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 1.09%            (23.03)%
    Highest contract charges                   0.91%            (23.14)%
    Remaining contract charges                   --                 --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest Contract Charges                 2.79%             23.34%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 0.00%             13.59%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.59%             17.02%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.42%             31.91%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 1.93%            (18.55)%
    Highest contract charges                   1.75%            (18.67)%
    Remaining contract charges                   --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest Contract Charges               174,793     $3.561865            $622,589             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               189,509      3.432627             650,514             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               239,585      3.367855             806,889             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges               302,718      3.366531           1,019,108             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               525,247      3.407402           1,789,726             0.75%
    Highest contract charges                   7,498      3.375077              25,306             0.90%
    Remaining contract charges             2,911,598            --           9,817,176               --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest Contract Charges               142,096      3.834546             544,873             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               176,491      3.696457             652,393             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               252,808      3.643787             921,179             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges               287,085      3.531225           1,013,762             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               420,373      3.520225           1,479,809             0.75%
    Highest contract charges               2,649,585      3.483423           9,229,626             0.90%
    Remaining contract charges                 4,318            --              15,056               --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest Contract Charges                   200      9.850796               1,968             0.63%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest Contract Charges                 4.63%              3.77%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 2.78%              1.92%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.90%              0.04%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.81%             (0.16)%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 1.45%              0.71%
    Highest contract charges                   1.45%              0.56%
    Remaining contract charges                   --                 --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest Contract Charges                10.00%              3.74%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 4.28%              1.45%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 4.12%              3.19%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 3.21%              1.37%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 3.39%              7.35%
    Highest contract charges                   3.28%              7.19%
    Remaining contract charges                   --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest Contract Charges                 0.00%             (1.41)%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest Contract Charges               269,443    $21.704618          $5,848,163             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2005  Lowest contract charges               353,256     19.101692           6,747,794             0.90%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2004  Lowest contract charges               139,282     17.582864           2,448,971             0.92%
    Highest contract charges                 398,504     17.582864           7,006,848             0.87%
    Remaining contract charges                    --            --                  --               --
 2003  Lowest contract charges               706,179     17.031776          12,027,487             0.91%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
 2002  Lowest Contract Charges               900,478     13.732093          12,365,446             0.75%
    Highest contract charges               4,706,805     13.588362          63,957,776             0.91%
    Remaining contract charges                 1,037            --              14,109               --
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2006  Lowest Contract Charges                 6,669     12.677924              84,551             0.64%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
VAN KAMPEN UIF EQUITY AND INCOME
 2006  Lowest Contract Charges                   301     10.993267               3,306             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
VAN KAMPEN UIF MID CAP GROWTH
 2006  Lowest Contract Charges                 2,171      9.965826              21,636             0.64%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
OPPENHEIMER GLOBAL SECURITIES FUND/ VA
 2006  Lowest Contract Charges                 1,364     10.852355              14,802             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
PUTNAM SMALL CAP VALUE FUND
 2006  Lowest Contract Charges                 1,016     10.599418              10,763             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
PIMCO VIT REAL RETURN
 2006  Lowest Contract Charges                   974     10.286849              10,021             0.64%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest Contract Charges                 1.19%             13.63%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2005  Lowest contract charges                 1.60%              8.64%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2004  Lowest contract charges                 0.66%              3.24%
    Highest contract charges                   1.12%              2.81%
    Remaining contract charges                   --                 --
 2003  Lowest contract charges                 0.39%             25.34%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
 2002  Lowest Contract Charges                 0.95%            (24.81)%
    Highest contract charges                   0.76%            (24.93)%
    Remaining contract charges                   --                 --
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2006  Lowest Contract Charges                 0.51%             27.14%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
VAN KAMPEN UIF EQUITY AND INCOME
 2006  Lowest Contract Charges                 1.33%              9.86%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
VAN KAMPEN UIF MID CAP GROWTH
 2006  Lowest Contract Charges                 0.00%              0.04%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
OPPENHEIMER GLOBAL SECURITIES FUND/ VA
 2006  Lowest Contract Charges                 0.00%              8.11%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
PUTNAM SMALL CAP VALUE FUND
 2006  Lowest Contract Charges                 0.00%              6.10%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
PIMCO VIT REAL RETURN
 2006  Lowest Contract Charges                 3.35%              2.36%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT              EXPENSE
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY           RATIO*
------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2006  Lowest Contract Charges                 3,464    $10.377024             $35,946             0.65%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest Contract Charges                   349     11.261739               3,927             0.61%
    Highest contract charges                      --            --                  --               --
    Remaining contract charges                    --            --                  --               --

                                           INVESTMENT
                                             INCOME             TOTAL
SUB-ACCOUNT                                 RATIO**           RETURN***
--------------------------------------  -----------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2006  Lowest Contract Charges                 0.12%              4.07%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest Contract Charges                 0.00%             12.79%
    Highest contract charges                     --                 --
    Remaining contract charges                   --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    Mortality and Expense Risk Charges -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount ranging from $0 to $18 may be deducted from the contract's value each contract year. The charge is deducted proportionally from the investment options in use at the time of the charge.

    These charges are a redemption of units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                    CENTURY(R) VP                                      AIM V.I.
                                       CAPITAL            ALLIANCEBERNSTEIN            CAPITAL
                                     APPRECIATION           INTERNATIONAL            APPRECIATION
                                         FUND                 VALUE FUND                 FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                            454,512                  82,569                 264,103
                                     ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $4,101,286              $1,826,502              $7,819,256
                                     ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $4,981,452              $2,042,768              $6,924,774
 Due from Hartford Life
  Insurance Company                           112                     152                      --
 Receivable from fund shares
  sold                                         --                      --                   1,021
 Other assets                                 273                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           4,981,837               2,042,920               6,925,795
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                   1,021
 Payable for fund shares
  purchased                                   112                     152                      --
 Other liabilities                             --                      --                      11
                                     ------------            ------------            ------------
 Total Liabilities                            112                     152                   1,032
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,981,725              $2,042,768              $6,924,763
                                     ============            ============            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          ALLIANCEBERNSTEIN
                                      AIM V.I.                 AIM V.I.           ALLIANCEBERNSTEIN         VP GROWTH AND
                                     CORE EQUITY              HIGH YIELD            VP GLOBAL BOND              INCOME
                                        FUND                     FUND                 PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT (B)(C)          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --                      --
   Class IB                                    --                      --                      --                      --
   Other class                            518,766                 803,938                 180,062                 172,319
                                    =============            ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --                      --
   Class IB                                    --                      --                      --                      --
   Other class                        $13,009,214              $6,808,929              $2,275,168              $4,934,769
                                    =============            ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --                      --
   Class IB                                    --                      --                      --                      --
   Other class                        $14,121,108              $4,920,098              $2,065,311              $4,640,556
 Due from Hartford Life
  Insurance Company                            --                      --                      --                      --
 Receivable from fund shares
  sold                                      1,470                     546                     276                  26,311
 Other assets                                  65                      34                       2                      95
                                    -------------            ------------            ------------            ------------
 Total Assets                          14,122,643               4,920,678               2,065,589               4,666,962
                                    -------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1,470                     546                     276                  26,311
 Payable for fund shares
  purchased                                    --                      --                      --                      --
 Other liabilities                             --                      --                      --                      --
                                    -------------            ------------            ------------            ------------
 Total Liabilities                          1,470                     546                     276                  26,311
                                    -------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,121,173              $4,920,132              $2,065,313              $4,640,651
                                    =============            ============            ============            ============


                                                         BB&T                BB&T
                                  AMERICAN FUNDS        MID CAP         CAPITAL MANAGER
                                   GROWTH FUND        GROWTH VIF          EQUITY VIF
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                  --                  --
   Class IB                                 --                  --                  --
   Other class                           1,977           1,179,911             954,915
                                    ==========       =============       =============
  Cost:
   Class IA                                 --                  --                  --
   Class IB                                 --                  --                  --
   Other class                        $118,310         $12,915,146          $8,626,980
                                    ==========       =============       =============
  Market Value:
   Class IA                                 --                  --                  --
   Class IB                                 --                  --                  --
   Other class                        $126,712         $17,887,454         $11,115,212
 Due from Hartford Life
  Insurance Company                        311                  --                  --
 Receivable from fund shares
  sold                                      --               8,326               1,250
 Other assets                               --                 294                  --
                                    ----------       -------------       -------------
 Total Assets                          127,023          17,896,074          11,116,462
                                    ----------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --               8,326               1,250
 Payable for fund shares
  purchased                                311                  --                  --
 Other liabilities                          --                  --                   6
                                    ----------       -------------       -------------
 Total Liabilities                         311               8,326               1,256
                                    ----------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $126,712         $17,887,748         $11,115,206
                                    ==========       =============       =============

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                     BB&T
                                                                  BB&T              SPECIAL
                                         BB&T                  LARGE CAP         OPPORTUNITIES
                                     LARGE CAP VIF             GROWTH VIF         EQUITY VIF
                                    SUB-ACCOUNT (D)         SUB-ACCOUNT (E)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                  --
   Class IB                                     --                      --                  --
   Other class                           5,078,259                 927,981             666,137
                                     =============            ============       =============
  Cost:
   Class IA                                     --                      --                  --
   Class IB                                     --                      --                  --
   Other class                         $60,247,410              $8,289,247          $7,864,391
                                     =============            ============       =============
  Market Value:
   Class IA                                     --                      --                  --
   Class IB                                     --                      --                  --
   Other class                         $85,060,847              $9,864,439         $10,038,691
 Due from Hartford Life
  Insurance Company                             --                      --                  --
 Receivable from fund shares
  sold                                      71,082                   2,637               1,607
 Other assets                                  701                      47                  --
                                     -------------            ------------       -------------
 Total Assets                           85,132,630               9,867,123          10,040,298
                                     -------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         71,082                   2,637               1,607
 Payable for fund shares
  purchased                                     --                      --                  --
 Other liabilities                              --                      --                 365
                                     -------------            ------------       -------------
 Total Liabilities                          71,082                   2,637               1,972
                                     -------------            ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $85,061,548              $9,864,486         $10,038,326
                                     =============            ============       =============

(d) Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(e)  Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              COLUMBIA
                                        BB&T                  CALVERT                 COLUMBIA              SMALL COMPANY
                                    TOTAL RETURN          SOCIAL BALANCED         ASSET ALLOCATION             GROWTH
                                      BOND VIF               PORTFOLIO                FUND VS                  FUND VS
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (F)          SUB-ACCOUNT (G)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                           180,856               1,644,056                 537,137                1,300,251
                                    ============            ============            ============            =============
  Cost:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $1,817,621              $2,686,571              $8,701,513              $17,428,296
                                    ============            ============            ============            =============
  Market Value:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $1,777,811              $3,337,433              $8,497,780              $16,617,516
 Due from Hartford Life
  Insurance Company                           --                   2,670                      --                       --
 Receivable from fund shares
  sold                                       208                      --                   1,052                   26,531
 Other assets                                174                      --                      --                       --
                                    ------------            ------------            ------------            -------------
 Total Assets                          1,778,193               3,340,103               8,498,832               16,644,047
                                    ------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          208                      --                   1,052                   26,531
 Payable for fund shares
  purchased                                   --                   2,670                      --                       --
 Other liabilities                            --                      11                      11                       63
                                    ------------            ------------            ------------            -------------
 Total Liabilities                           208                   2,681                   1,063                   26,594
                                    ------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,777,985              $3,337,422              $8,497,769              $16,617,453
                                    ============            ============            ============            =============


                                      COLUMBIA               EVERGREEN VA       EVERGREEN VA
                                   LARGE CAP VALUE             BALANCED            GROWTH
                                       FUND VS                   FUND               FUND
                                   SUB-ACCOUNT (H)           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                          1,700,626                 465,405             697,139
                                    =============            ============       =============
  Cost:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                        $31,221,276              $6,634,746          $8,424,580
                                    =============            ============       =============
  Market Value:
   Class IA                                    --                      --                  --
   Class IB                                    --                      --                  --
   Other class                        $33,349,477              $7,050,884         $10,875,375
 Due from Hartford Life
  Insurance Company                            --                      --                  --
 Receivable from fund shares
  sold                                     26,898                     622               1,462
 Other assets                                  --                      37                  31
                                    -------------            ------------       -------------
 Total Assets                          33,376,375               7,051,543          10,876,868
                                    -------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        26,898                     622               1,462
 Payable for fund shares
  purchased                                    --                      --                  --
 Other liabilities                            139                      --                  --
                                    -------------            ------------       -------------
 Total Liabilities                         27,037                     622               1,462
                                    -------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $33,349,338              $7,050,921         $10,875,406
                                    =============            ============       =============

(f)  Formerly Nations Asset Allocation Portfolio. Change effective May 1, 2006.

(g)  Formerly Nations Small Company Portfolio. Change effective May 1, 2006.

(h) Formerly Nations Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                EVERGREEN VA        EVERGREEN VA        EVERGREEN VA
                                INTERNATIONAL           OMEGA              SPECIAL
                                 EQUITY FUND            FUND             VALUES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --                  --
   Class IB                                --                  --                  --
   Other class                      1,906,071             436,726           1,471,096
                                =============       =============       =============
  Cost:
   Class IA                                --                  --                  --
   Class IB                                --                  --                  --
   Other class                    $22,094,515          $8,392,494         $22,312,981
                                =============       =============       =============
  Market Value:
   Class IA                                --                  --                  --
   Class IB                                --                  --                  --
   Other class                    $30,840,226          $7,773,723         $25,494,098
 Due from Hartford Life
  Insurance Company                        --                  --                  --
 Receivable from fund shares
  sold                                    107               2,710               3,884
 Other assets                              --                  69                  67
                                -------------       -------------       -------------
 Total Assets                      30,840,333           7,776,502          25,498,049
                                -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       107               2,710               3,884
 Payable for fund shares
  purchased                                --                  --                  --
 Other liabilities                         14                  --                  --
                                -------------       -------------       -------------
 Total Liabilities                        121               2,710               3,884
                                -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $30,840,212          $7,773,792         $25,494,165
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   EVERGREEN VA            EVERGREEN VA
                                       HIGH                FUNDAMENTAL            FIDELITY(R) VIP      FIDELITY(R) VIP
                                   INCOME FUND            LARGE CAP FUND        ASSET MANAGER™        GROWTH
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                        --                      --                   --
   Class IB                                 --                        --                      --                   --
   Other class                          17,561                   811,232                 271,284              421,302
                                    ==========            ==============            ============       ==============
  Cost:
   Class IA                                 --                        --                      --                   --
   Class IB                                 --                        --                      --                   --
   Other class                        $177,274               $12,199,798              $4,315,556          $13,266,722
                                    ==========            ==============            ============       ==============
  Market Value:
   Class IA                                 --                        --                      --                   --
   Class IB                                 --                        --                      --                   --
   Other class                        $182,812               $15,900,159              $4,261,869          $15,112,105
 Due from Hartford Life
  Insurance Company                         --                        --                     242                   --
 Receivable from fund shares
  sold                                      19                     1,624                      --               11,861
 Other assets                               --                        47                      --                  718
                                    ----------            --------------            ------------       --------------
 Total Assets                          182,831                15,901,830               4,262,111           15,124,684
                                    ----------            --------------            ------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         19                     1,624                      --               11,861
 Payable for fund shares
  purchased                                 --                        --                     242                   --
 Other liabilities                           2                        --                       4                   --
                                    ----------            --------------            ------------       --------------
 Total Liabilities                          21                     1,624                     246               11,861
                                    ----------            --------------            ------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $182,810               $15,900,206              $4,261,865          $15,112,823
                                    ==========            ==============            ============       ==============

                                                                              FRANKLIN
                               FIDELITY(R) VIP     FIDELITY(R) VIP             INCOME
                                CONTRAFUND(R)          OVERSEAS           SECURITIES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --                    --
   Class IB                                --                  --                    --
   Other class                        847,602             279,846                34,374
                               ==============        ============            ==========
  Cost:
   Class IA                                --                  --                    --
   Class IB                                --                  --                    --
   Other class                    $15,488,857          $5,697,614              $557,331
                               ==============        ============            ==========
  Market Value:
   Class IA                                --                  --                    --
   Class IB                                --                  --                    --
   Other class                    $26,674,038          $6,707,911              $596,728
 Due from Hartford Life
  Insurance Company                        --                  --                    63
 Receivable from fund shares
  sold                                 12,605              26,188                    --
 Other assets                              --                  --                    --
                               --------------        ------------            ----------
 Total Assets                      26,686,643           6,734,099               596,791
                               --------------        ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    12,605              26,188                    --
 Payable for fund shares
  purchased                                --                  --                    63
 Other liabilities                        270                  29                     1
                               --------------        ------------            ----------
 Total Liabilities                     12,875              26,217                    64
                               --------------        ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $26,673,768          $6,707,882              $596,727
                               ==============        ============            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIFTH THIRD              FIFTH THIRD         FIFTH THIRD
                                       BALANCED            DISCIPLINED VALUE        MID CAP
                                       VIP FUND                VIP FUND            VIP FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                  --
   Class IB                                    --                       --                  --
   Other class                             95,544                  754,757             732,639
                                     ============            =============       =============
  Cost:
   Class IA                                    --                       --                  --
   Class IB                                    --                       --                  --
   Other class                         $1,061,196               $9,718,233          $9,903,651
                                     ============            =============       =============
  Market Value:
   Class IA                                    --                       --                  --
   Class IB                                    --                       --                  --
   Other class                         $1,186,657              $13,729,027         $13,766,279
 Due from Hartford Life
  Insurance Company                            --                       --                  --
 Receivable from fund shares
  sold                                        119                    4,636               1,735
 Other assets                                   4                       --                  --
                                     ------------            -------------       -------------
 Total Assets                           1,186,780               13,733,663          13,768,014
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           119                    4,636               1,735
 Payable for fund shares
  purchased                                    --                       --                  --
 Other liabilities                             --                       66                 134
                                     ------------            -------------       -------------
 Total Liabilities                            119                    4,702               1,869
                                     ------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,186,661              $13,728,961         $13,766,145
                                     ============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD          HARTFORD
                                     FIFTH THIRD            HARTFORD        TOTAL RETURN        CAPITAL
                                   QUALITY GROWTH           ADVISERS            BOND          APPRECIATION
                                      VIP FUND              HLS FUND          HLS FUND          HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --            117,311,971        70,840,475        66,221,916
   Class IB                                    --             14,725,996        22,762,378        10,791,053
   Other class                          1,485,404                     --                --                --
                                    =============       ================  ================  ================
  Cost:
   Class IA                                    --         $2,101,140,198      $794,335,439    $2,405,443,265
   Class IB                                    --            362,347,474       265,515,851       488,324,480
   Other class                        $10,728,094                     --                --                --
                                    =============       ================  ================  ================
  Market Value:
   Class IA                                    --         $2,651,077,168      $796,100,507    $3,542,141,382
   Class IB                                    --            335,481,315       254,636,593       574,177,767
   Other class                        $12,462,538                     --                --                --
 Due from Hartford Life
  Insurance Company                            92                     --                --                --
 Receivable from fund shares
  sold                                         --              1,856,306           524,738         2,380,500
 Other assets                                   2                 21,433             5,047            24,661
                                    -------------       ----------------  ----------------  ----------------
 Total Assets                          12,462,632          2,988,436,222     1,051,266,885     4,118,724,310
                                    -------------       ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --              1,856,307           524,738         2,380,500
 Payable for fund shares
  purchased                                    92                     --                --                --
 Other liabilities                             --                     --                --                --
                                    -------------       ----------------  ----------------  ----------------
 Total Liabilities                             92              1,856,307           524,738         2,380,500
                                    -------------       ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $12,462,540         $2,986,579,915    $1,050,742,147    $4,116,343,810
                                    =============       ================  ================  ================

                                   HARTFORD
                                 DIVIDEND AND      HARTFORD            HARTFORD
                                    GROWTH           FOCUS          GLOBAL ADVISERS
                                   HLS FUND        HLS FUND            HLS FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          66,950,526      1,350,767           6,733,774
   Class IB                          16,972,216        548,899             969,865
   Other class                               --             --                  --
                               ================  =============       =============
  Cost:
   Class IA                      $1,126,249,529    $12,723,323         $77,697,869
   Class IB                         314,553,653      4,938,306          10,566,430
   Other class                               --             --                  --
                               ================  =============       =============
  Market Value:
   Class IA                      $1,525,902,721    $14,267,177         $85,604,284
   Class IB                         385,666,986      5,784,408          12,285,677
   Other class                               --             --                  --
 Due from Hartford Life
  Insurance Company                          --             --                  --
 Receivable from fund shares
  sold                                1,237,387         38,580              57,636
 Other assets                             1,114             --                  --
                               ----------------  -------------       -------------
 Total Assets                     1,912,808,208     20,090,165          97,947,597
                               ----------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   1,237,387         38,580              57,636
 Payable for fund shares
  purchased                                  --             --                  --
 Other liabilities                           --              2                 304
                               ----------------  -------------       -------------
 Total Liabilities                    1,237,387         38,582              57,940
                               ----------------  -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,911,570,821    $20,051,583         $97,889,657
                               ================  =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                        GLOBAL             GLOBAL FINANCIAL         HARTFORD
                                    COMMUNICATIONS             SERVICES          GLOBAL HEALTH
                                       HLS FUND                HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               605,210                  737,217            5,746,249
   Class IB                               169,415                  279,147              991,182
   Other class                                 --                       --                   --
                                     ============            =============       ==============
  Cost:
   Class IA                            $3,447,290               $6,557,950          $78,006,118
   Class IB                             1,010,245                2,426,103           13,598,685
   Other class                                 --                       --                   --
                                     ============            =============       ==============
  Market Value:
   Class IA                            $5,926,444               $9,705,288          $96,767,710
   Class IB                             1,652,169                3,671,348           16,447,825
   Other class                                 --                       --                   --
 Due from Hartford Life
  Insurance Company                            --                       --                   --
 Receivable from fund shares
  sold                                      5,679                    8,009              121,809
 Other assets                                  --                       --                2,329
                                     ------------            -------------       --------------
 Total Assets                           7,584,292               13,384,645          113,339,673
                                     ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         5,679                    8,009              121,809
 Payable for fund shares
  purchased                                    --                       --                   --
 Other liabilities                            102                       40                   --
                                     ------------            -------------       --------------
 Total Liabilities                          5,781                    8,049              121,809
                                     ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $7,578,511              $13,376,596         $113,217,864
                                     ============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 HARTFORD        HARTFORD
                                  HARTFORD        GLOBAL       DISCIPLINED       HARTFORD
                               GLOBAL LEADERS   TECHNOLOGY        EQUITY          GROWTH
                                  HLS FUND       HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        10,381,360      4,043,178      14,297,669       7,394,445
   Class IB                         2,639,334        931,519       4,335,971       2,473,290
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Cost:
   Class IA                      $176,177,205    $33,877,202    $171,722,668     $80,337,033
   Class IB                        42,099,509      4,870,637      47,817,008      26,236,150
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Market Value:
   Class IA                      $208,568,874    $24,444,354    $201,366,539     $91,094,265
   Class IB                        52,830,645      5,563,873      60,733,015      30,096,333
   Other class                             --             --              --              --
 Due from Hartford Life
  Insurance Company                        --             --              --              --
 Receivable from fund shares
  sold                                 37,837          6,262          62,406         134,559
 Other assets                           1,297            446             498           1,749
                               --------------  -------------  --------------  --------------
 Total Assets                     261,438,653     30,014,935     262,162,458     121,326,906
                               --------------  -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    37,837          6,262          62,406         134,559
 Payable for fund shares
  purchased                                --             --              --              --
 Other liabilities                         --             --              --              --
                               --------------  -------------  --------------  --------------
 Total Liabilities                     37,837          6,262          62,406         134,559
                               --------------  -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $261,400,816    $30,008,673    $262,100,052    $121,192,347
                               ==============  =============  ==============  ==============

                                  HARTFORD
                                   GROWTH         HARTFORD        HARTFORD
                               OPPORTUNITIES     HIGH YIELD        INDEX
                                  HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         5,031,386      15,572,632      13,692,376
   Class IB                         1,214,110       5,894,810       1,285,427
   Other class                             --              --              --
                               ==============  ==============  ==============
  Cost:
   Class IA                      $126,452,548    $150,344,008    $270,035,196
   Class IB                        30,641,905      55,664,173      37,848,941
   Other class                             --              --              --
                               ==============  ==============  ==============
  Market Value:
   Class IA                      $151,596,648    $145,566,393    $443,144,464
   Class IB                        36,299,694      54,625,834      41,421,710
   Other class                             --              --              --
 Due from Hartford Life
  Insurance Company                        --              --              --
 Receivable from fund shares
  sold                                159,238          78,430         279,299
 Other assets                              --             820              --
                               --------------  --------------  --------------
 Total Assets                     188,055,580     200,271,477     484,845,473
                               --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   159,238          78,430         279,299
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                     94,074              --          66,025
                               --------------  --------------  --------------
 Total Liabilities                    253,312          78,430         345,324
                               --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $187,802,268    $200,193,047    $484,500,149
                               ==============  ==============  ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD
                                INTERNATIONAL           HARTFORD             HARTFORD
                                   CAPITAL           INTERNATIONAL        INTERNATIONAL
                                 APPRECIATION        SMALL COMPANY        OPPORTUNITIES
                                   HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         12,481,292            5,285,872           27,831,358
   Class IB                          3,296,914            1,066,401            5,221,625
   Other class                              --                   --                   --
                                ==============       ==============       ==============
  Cost:
   Class IA                       $143,637,400          $74,339,188         $315,996,393
   Class IB                         36,638,727           14,714,232           61,614,935
   Other class                              --                   --                   --
                                ==============       ==============       ==============
  Market Value:
   Class IA                       $177,041,508          $88,660,015         $423,586,930
   Class IB                         46,496,011           17,745,533           80,132,394
   Other class                              --                   --                   --
 Due from Hartford Life
  Insurance Company                     92,958               32,010                   --
 Receivable from fund shares
  sold                                      --                   --              311,765
 Other assets                               --                   --                   --
                                --------------       --------------       --------------
 Total Assets                      223,630,477          106,437,558          504,031,089
                                --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   --              311,765
 Payable for fund shares
  purchased                             92,958               32,010                   --
 Other liabilities                       3,304                  529                  655
                                --------------       --------------       --------------
 Total Liabilities                      96,262               32,539              312,420
                                --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $223,534,215         $106,405,019         $503,718,669
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                  HARTFORD        HARTFORD        HARTFORD        MORTGAGE
                                  MID CAP       MIDCAP VALUE    MONEY MARKET     SECURITIES
                                  HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        15,673,665      18,152,250     242,285,341      15,213,383
   Class IB                           726,748       5,154,640      63,196,321       2,725,520
   Other class                             --              --              --              --
                               ==============  ==============  ==============  ==============
  Cost:
   Class IA                      $284,052,267    $189,606,934    $242,285,341    $168,238,128
   Class IB                        17,987,248      53,824,784      63,196,321      31,836,032
   Other class                             --              --              --              --
                               ==============  ==============  ==============  ==============
  Market Value:
   Class IA                      $423,047,341    $257,369,589    $242,285,341    $164,542,063
   Class IB                        19,448,939      72,846,932      63,196,321      29,287,793
   Other class                             --              --              --              --
 Due from Hartford Life
  Insurance Company                        --              --              --              --
 Receivable from fund shares
  sold                                245,946         135,524         833,594         251,825
 Other assets                           4,047           2,386          48,418             198
                               --------------  --------------  --------------  --------------
 Total Assets                     442,746,273     330,354,431     306,363,674     194,081,879
                               --------------  --------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   245,946         135,524         833,594         251,825
 Payable for fund shares
  purchased                                --              --              --              --
 Other liabilities                         --              --              --              --
                               --------------  --------------  --------------  --------------
 Total Liabilities                    245,946         135,524         833,594         251,825
                               --------------  --------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $442,500,327    $330,218,907    $305,530,080    $193,830,054
                               ==============  ==============  ==============  ==============

                                                            HARTFORD
                                       HARTFORD             SMALLCAP         HARTFORD
                                    SMALL COMPANY            GROWTH           STOCK
                                       HLS FUND             HLS FUND         HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             12,163,837            6,695,598        28,562,908
   Class IB                              2,981,418            2,111,701         3,300,177
   Other class                                  --                   --                --
                                    ==============       ==============  ================
  Cost:
   Class IA                           $163,111,323         $116,550,488      $934,343,211
   Class IB                             45,912,025           36,459,325       169,930,262
   Other class                                  --                   --                --
                                    ==============       ==============  ================
  Market Value:
   Class IA                           $231,926,333         $139,212,186    $1,501,644,255
   Class IB                             55,775,396           43,788,439       173,091,591
   Other class                                  --                   --                --
 Due from Hartford Life
  Insurance Company                             --                   --                --
 Receivable from fund shares
  sold                                     108,839              118,994           792,022
 Other assets                                   --                3,465            12,134
                                    --------------       --------------  ----------------
 Total Assets                          287,810,568          183,123,084     1,675,540,002
                                    --------------       --------------  ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        108,840              118,994           792,018
 Payable for fund shares
  purchased                                     --                   --                --
 Other liabilities                             251                   --                --
                                    --------------       --------------  ----------------
 Total Liabilities                         109,091              118,994           792,018
                                    --------------       --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $287,701,477         $183,004,090    $1,674,747,984
                                    ==============       ==============  ================

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD                             HARTFORD
                                    U.S. GOVERNMENT          HARTFORD         VALUE
                                       SECURITIES             VALUE       OPPORTUNITIES
                                        HLS FUND             HLS FUND        HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              15,534,363            7,898,092       5,379,927
   Class IB                               6,133,415            2,352,882       1,413,383
   Other class                                   --                   --              --
                                     ==============       ==============  ==============
  Cost:
   Class IA                            $172,706,925          $78,571,622     $89,662,451
   Class IB                              69,014,921           21,457,492      23,505,258
   Other class                                   --                   --              --
                                     ==============       ==============  ==============
  Market Value:
   Class IA                            $172,841,534         $103,137,444    $106,175,010
   Class IB                              67,905,489           30,668,246      27,756,016
   Other class                                   --                   --              --
 Due from Hartford Life
  Insurance Company                              --                   --         124,295
 Receivable from fund shares
  sold                                      108,347               49,442              --
 Other assets                                 4,971                   --              --
                                     --------------       --------------  --------------
 Total Assets                           240,860,341          133,855,132     134,055,321
                                     --------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         108,347               49,442              --
 Payable for fund shares
  purchased                                      --                   --         124,295
 Other liabilities                               --                2,378           1,581
                                     --------------       --------------  --------------
 Total Liabilities                          108,347               51,820         125,876
                                     --------------       --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $240,751,994         $133,803,312    $133,929,445
                                     ==============       ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD      HUNTINGTON     HUNTINGTON     HUNTINGTON
                               EQUITY INCOME     VA INCOME     VA DIVIDEND     VA GROWTH
                                  HLS FUND      EQUITY FUND   CAPTURE FUND       FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         5,997,259             --             --             --
   Class IB                         1,036,858             --             --             --
   Other class                             --      2,217,394      2,361,697      1,546,421
                               ==============  =============  =============  =============
  Cost:
   Class IA                       $72,780,701             --             --             --
   Class IB                        12,161,924             --             --             --
   Other class                             --    $21,668,060    $26,298,974    $12,402,605
                               ==============  =============  =============  =============
  Market Value:
   Class IA                       $85,182,680             --             --             --
   Class IB                        14,715,208             --             --             --
   Other class                             --    $27,983,507    $32,142,694    $14,706,467
 Due from Hartford Life
  Insurance Company                   135,212          6,520          4,416             --
 Receivable from fund shares
  sold                                     --             --             --          1,670
 Other assets                              --             --          1,971             20
                               --------------  -------------  -------------  -------------
 Total Assets                     100,033,100     27,990,027     32,149,081     14,708,157
                               --------------  -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --             --             --          1,670
 Payable for fund shares
  purchased                           135,212          6,520          4,416             --
 Other liabilities                        913             34             --             --
                               --------------  -------------  -------------  -------------
 Total Liabilities                    136,125          6,554          4,416          1,670
                               --------------  -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $99,896,975    $27,983,473    $32,144,665    $14,706,487
                               ==============  =============  =============  =============

                                     HUNTINGTON               HUNTINGTON              HUNTINGTON
                                     VA MID CORP                VA NEW               VA ROTATING
                                    AMERICA FUND             ECONOMY FUND            MARKETS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                          1,009,926                 360,190                 379,788
                                    =============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $11,646,628              $4,273,690              $3,754,402
                                    =============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                        $17,572,707              $6,360,954              $5,533,506
 Due from Hartford Life
  Insurance Company                         1,770                      --                      --
 Receivable from fund shares
  sold                                         --                     797                     722
 Other assets                                  45                      --                      --
                                    -------------            ------------            ------------
 Total Assets                          17,574,522               6,361,751               5,534,228
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     797                     722
 Payable for fund shares
  purchased                                 1,770                      --                      --
 Other liabilities                             --                      29                     796
                                    -------------            ------------            ------------
 Total Liabilities                          1,770                     826                   1,518
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $17,572,752              $6,360,925              $5,532,710
                                    =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HUNTINGTON              HUNTINGTON              HUNTINGTON
                                  V A INTERNATIONAL          VA MACRO 100            VA MORTGAGE
                                     EQUITY FUND                 FUND              SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                             88,604                 271,693                  96,003
                                     ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $1,234,696              $2,916,036              $1,048,849
                                     ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $1,394,630              $3,358,125              $1,068,513
 Due from Hartford Life
  Insurance Company                            --                      --                      --
 Receivable from fund shares
  sold                                        173                     406                     132
 Other assets                                  --                       5                      --
                                     ------------            ------------            ------------
 Total Assets                           1,394,803               3,358,536               1,068,645
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           173                     406                     132
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                              1                      --                       1
                                     ------------            ------------            ------------
 Total Liabilities                            174                     406                     133
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,394,629              $3,358,130              $1,068,512
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                           VAN KAMPEN
                                     HUNTINGTON             BLACKROCK              BLACKROCK                UIF U.S
                                      VA SITUS            GLOBAL GROWTH         LARGE CAP GROWTH          REAL ESTATE
                                   SMALL CAP FUND           V.I. FUND              V. I. FUND              PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (I)        SUB-ACCOUNT (J)         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                     --                      --
   Class IB                                   --                    --                     --                      --
   Other class                           226,555                13,776                 13,671                  27,585
                                    ============            ==========             ==========              ==========
  Cost:
   Class IA                                   --                    --                     --                      --
   Class IB                                   --                    --                     --                      --
   Other class                        $2,831,853              $150,422               $132,120                $731,032
                                    ============            ==========             ==========              ==========
  Market Value:
   Class IA                                   --                    --                     --                      --
   Class IB                                   --                    --                     --                      --
   Other class                        $3,271,448              $183,078               $160,771                $802,715
 Due from Hartford Life
  Insurance Company                           --                    --                     --                     127
 Receivable from fund shares
  sold                                       499                    22                     19                      --
 Other assets                                 11                     1                     --                      --
                                    ------------            ----------             ----------              ----------
 Total Assets                          3,271,958               183,101                160,790                 802,842
                                    ------------            ----------             ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          499                    22                     19                      --
 Payable for fund shares
  purchased                                   --                    --                     --                     127
 Other liabilities                            --                    --                     --                      --
                                    ------------            ----------             ----------              ----------
 Total Liabilities                           499                    22                     19                     127
                                    ------------            ----------             ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,271,459              $183,079               $160,771                $802,715
                                    ============            ==========             ==========              ==========


                                                                                     MTB
                                                                                  LARGE CAP
                                 EQUITY AND INCOME        MID CAP GROWTH        GROWTH FUND II
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                     --                    --
   Class IB                                  --                     --                    --
   Other class                           13,721                 27,177                67,547
                                     ==========             ==========            ==========
  Cost:
   Class IA                                  --                     --                    --
   Class IB                                  --                     --                    --
   Other class                         $190,928               $336,794              $668,588
                                     ==========             ==========            ==========
  Market Value:
   Class IA                                  --                     --                    --
   Class IB                                  --                     --                    --
   Other class                         $204,299               $337,533              $739,636
 Due from Hartford Life
  Insurance Company                         128                     25                    --
 Receivable from fund shares
  sold                                       --                     --                   104
 Other assets                                --                     --                    --
                                     ----------             ----------            ----------
 Total Assets                           204,427                337,558               739,740
                                     ----------             ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                   104
 Payable for fund shares
  purchased                                 128                     25                    --
 Other liabilities                           --                     --                     3
                                     ----------             ----------            ----------
 Total Liabilities                          128                     25                   107
                                     ----------             ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $204,299               $337,533              $739,633
                                     ==========             ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(i)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(j)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                               MTB                     MTB
                                                             MANAGED                 MANAGED
                                        MTB                 ALLOCATION             ALLOCATION
                                  LARGE CAP VALUE        FUND - MODERATE        FUND - AGGRESSIVE
                                      FUND II               GROWTH II            GROWTH FUND II
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --                    --
   Class IB                                  --                      --                    --
   Other class                           72,674                 403,426                   858
                                     ==========            ============             =========
  Cost:
   Class IA                                  --                      --                    --
   Class IB                                  --                      --                    --
   Other class                         $772,420              $4,288,613                $9,094
                                     ==========            ============             =========
  Market Value:
   Class IA                                  --                      --                    --
   Class IB                                  --                      --                    --
   Other class                         $868,456              $4,300,525               $10,093
 Due from Hartford Life
  Insurance Company                          --                      --                    --
 Receivable from fund shares
  sold                                      237                     527                     1
 Other assets                                --                      --                    --
                                     ----------            ------------             ---------
 Total Assets                           868,693               4,301,052                10,094
                                     ----------            ------------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         237                     527                     1
 Payable for fund shares
  purchased                                  --                      --                    --
 Other liabilities                            4                     234                    --
                                     ----------            ------------             ---------
 Total Liabilities                          241                     761                     1
                                     ----------            ------------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $868,452              $4,300,291               $10,093
                                     ==========            ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA
                                       MARSICO                                          COLUMBIA                 COLUMBIA
                                    INTERNATIONAL              COLUMBIA                  MARSICO                  MARSICO
                                    OPPORTUNITIES             HIGH YIELD            FOCUSED EQUITIES              GROWTH
                                       FUND VS                  FUND VS                  FUND VS                  FUND VS
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT (L)          SUB-ACCOUNT (M)          SUB-ACCOUNT (N)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                          2,113,046                2,082,579                4,211,243                2,877,367
                                    =============            =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                        $27,472,892              $19,936,760              $55,767,870              $36,852,145
                                    =============            =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                        $46,381,365              $23,991,311              $84,898,657              $54,612,460
 Due from Hartford Life
  Insurance Company                            --                       --                       --                       --
 Receivable from fund shares
  sold                                     15,057                   21,301                  139,381                    9,327
 Other assets                                 345                       70                       --                       --
                                    -------------            -------------            -------------            -------------
 Total Assets                          46,396,767               24,012,682               85,038,038               54,621,787
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        15,057                   21,301                  139,381                    9,327
 Payable for fund shares
  purchased                                    --                       --                       --                       --
 Other liabilities                             --                       --                      102                       77
                                    -------------            -------------            -------------            -------------
 Total Liabilities                         15,057                   21,301                  139,483                    9,404
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $46,381,710              $23,991,381              $84,898,555              $54,612,383
                                    =============            =============            =============            =============


                                      COLUMBIA                 COLUMBIA
                                       MARSICO                  MARSICO              OPPENHEIMER
                                    21ST CENTURY             MIDCAP GROWTH        GLOBAL SECURITIES
                                       FUND VS                  FUND VS                  FUND
                                   SUB-ACCOUNT (O)          SUB-ACCOUNT (P)        SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                          1,062,774                2,608,105                11,246
                                    =============            =============            ==========
  Cost:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $10,246,531              $17,617,712              $370,346
                                    =============            =============            ==========
  Market Value:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $13,773,548              $23,107,811              $410,361
 Due from Hartford Life
  Insurance Company                        15,272                       --                    92
 Receivable from fund shares
  sold                                         --                   31,831                    --
 Other assets                                 175                      379                    --
                                    -------------            -------------            ----------
 Total Assets                          13,788,995               23,140,021               410,453
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                   31,831                    --
 Payable for fund shares
  purchased                                15,272                       --                    92
 Other liabilities                             --                       --                    --
                                    -------------            -------------            ----------
 Total Liabilities                         15,272                   31,831                    92
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $13,773,723              $23,108,190              $410,361
                                    =============            =============            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(k) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(l)  Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(m) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

(p) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              PIONEER
                                       PUTNAM                PIMCO           FUND VCT
                                  SMALL CAP VALUE       VIT REAL RETURN      PORTFOLIO
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)     SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --                  --
   Class IB                              12,142                   --                  --
   Other class                               --                7,724           1,861,534
                                     ==========            =========       =============
  Cost:
   Class IA                                  --                   --                  --
   Class IB                            $277,810                   --                  --
   Other class                               --              $95,249         $39,064,816
                                     ==========            =========       =============
  Market Value:
   Class IA                                  --                   --                  --
   Class IB                            $294,675                   --                  --
   Other class                               --              $92,144         $46,035,894
 Due from Hartford Life
  Insurance Company                         110                   --                  --
 Receivable from fund shares
  sold                                       --                    9              68,966
 Other assets                                --                   --                  --
                                     ----------            ---------       -------------
 Total Assets                           294,785               92,153          46,104,860
                                     ----------            ---------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    9              68,966
 Payable for fund shares
  purchased                                 110                   --                  --
 Other liabilities                           --                   32                  44
                                     ----------            ---------       -------------
 Total Liabilities                          110                   41              69,010
                                     ----------            ---------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $294,675              $92,112         $46,035,850
                                     ==========            =========       =============

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PIONEER
                                    VCT OAK RIDGE           PIONEER             PIONEER             JENNISON 20/20
                                      LARGE CAP            VCT VALUE         MID CAP VALUE               FOCUS
                                   GROWTH PORTFOLIO        PORTFOLIO         VCT PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                   --                --                       --
   Class IB                                     --                   --                --                       --
   Other class                           1,081,051            3,266,850             6,607                   64,340
                                    ==============       ==============       ===========            =============
  Cost:
   Class IA                                     --                   --                --                       --
   Class IB                                     --                   --                --                       --
   Other class                         $12,674,185          $44,361,453          $125,797                 $815,053
                                    ==============       ==============       ===========            =============
  Market Value:
   Class IA                                     --                   --                --                       --
   Class IB                                     --                   --                --                       --
   Other class                         $13,113,326          $49,264,114          $133,717               $1,017,223
 Due from Hartford Life
  Insurance Company                             --                   --                --                       --
 Receivable from fund shares
  sold                                       2,433               68,992                --                      119
 Other assets                                   --                   47                --                        2
                                    --------------       --------------       -----------            -------------
 Total Assets                           13,115,759           49,333,153           133,717                1,017,344
                                    --------------       --------------       -----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2,433               68,992                14                      119
 Payable for fund shares
  purchased                                     --                   --                --                       --
 Other liabilities                             234                   --                 1                       --
                                    --------------       --------------       -----------            -------------
 Total Liabilities                           2,667               68,992                15                      119
                                    --------------       --------------       -----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $13,113,092          $49,264,161          $133,702               $1,017,225
                                    ==============       ==============       ===========            =============


                                                                                   SP WILLIAM BLAIR
                                      JENNISON                PRUDENTIAL             INTERNATIONAL
                                      PORTFOLIO             VALUE PORTFOLIO        GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                     --
   Class IB                                    --                       --                     --
   Other class                             67,403                   41,484                 47,465
                                    =============            =============            ===========
  Cost:
   Class IA                                    --                       --                     --
   Class IB                                    --                       --                     --
   Other class                         $1,512,494                 $740,736               $307,762
                                    =============            =============            ===========
  Market Value:
   Class IA                                    --                       --                     --
   Class IB                                    --                       --                     --
   Other class                         $1,399,964               $1,089,377               $387,791
 Due from Hartford Life
  Insurance Company                            --                       --                  1,901
 Receivable from fund shares
  sold                                        261                      136                     --
 Other assets                                   8                       --                     --
                                    -------------            -------------            -----------
 Total Assets                           1,400,233                1,089,513                389,692
                                    -------------            -------------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           261                      136                     --
 Payable for fund shares
  purchased                                    --                       --                  1,901
 Other liabilities                             --                       --                      2
                                    -------------            -------------            -----------
 Total Liabilities                            261                      136                  1,903
                                    -------------            -------------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,399,972               $1,089,377               $387,789
                                    =============            =============            ===========

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                LEGG MASON
                                       ROYCE             SMITH BARNEY            PARTNERS
                                     SMALL-CAP            GOVERNMENT           APPRECIATION
                                     PORTFOLIO               FUND                  FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT        SUB-ACCOUNT (Q)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                   --                    --
   Class IB                                  --                   --                    --
   Other class                           40,887               19,205                11,151
                                     ==========            =========            ==========
  Cost:
   Class IA                                  --                   --                    --
   Class IB                                  --                   --                    --
   Other class                         $415,287              $19,205               $75,551
                                     ==========            =========            ==========
  Market Value:
   Class IA                                  --                   --                    --
   Class IB                                  --                   --                    --
   Other class                         $436,268              $19,205              $172,508
 Due from Hartford Life
  Insurance Company                         133                   --                    --
 Receivable from fund shares
  sold                                       --                   --                    14
 Other assets                                --                    2                     6
                                     ----------            ---------            ----------
 Total Assets                           436,401               19,207               172,528
                                     ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    9                    14
 Payable for fund shares
  purchased                                 133                   --                    --
 Other liabilities                           --                   --                    --
                                     ----------            ---------            ----------
 Total Liabilities                          133                    9                    14
                                     ----------            ---------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $436,268              $19,198              $172,514
                                     ==========            =========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(q) Formerly Smith Barney Appreciation Fund. Change effective April 7, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               UBS                   VICTORY
                                                         SERIES TRUST -         VARIABLE INSURANCE
                                   SMITH BARNEY          U.S. ALLOCATION        DIVERSIFIED STOCK
                                  CASH PORTFOLIO            PORTFOLIO                  FUND                 COMSTOCK
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --                      --                    --
   Class IB                                 --                       --                      --                    --
   Other class                         223,514                1,098,148                 178,816                 8,523
                                    ==========            =============            ============            ==========
  Cost:
   Class IA                                 --                       --                      --                    --
   Class IB                                 --                       --                      --                    --
   Other class                        $223,514              $17,320,118              $1,661,458              $118,337
                                    ==========            =============            ============            ==========
  Market Value:
   Class IA                                 --                       --                      --                    --
   Class IB                                 --                       --                      --                    --
   Other class                        $223,514              $16,845,593              $2,340,703              $125,291
 Due from Hartford Life
  Insurance Company                         --                       --                      --                    22
 Receivable from fund shares
  sold                                      24                    1,968                     216                    --
 Other assets                               30                      131                      --                    --
                                    ----------            -------------            ------------            ----------
 Total Assets                          223,568               16,847,692               2,340,919               125,313
                                    ----------            -------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         24                    1,968                     216                    --
 Payable for fund shares
  purchased                                 --                       --                      --                    22
 Other liabilities                          --                       --                       3                    --
                                    ----------            -------------            ------------            ----------
 Total Liabilities                          24                    1,968                     219                    22
                                    ----------            -------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $223,544              $16,845,724              $2,340,700              $125,291
                                    ==========            =============            ============            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                 ASSET ALLOCATION        TOTAL RETURN         EQUITY INCOME
                                       FUND               BOND FUND                FUND
                                 SUB-ACCOUNT (R)       SUB-ACCOUNT (S)       SUB-ACCOUNT (T)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                          24,258                10,670                 6,475
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $299,409              $107,055               $98,350
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $342,760              $104,562              $127,875
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      --                    --                    --
 Other assets                               --                    20                    --
                                    ----------            ----------            ----------
 Total Assets                          342,760               104,582               127,875
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         82                    20                    28
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                           1                    --                    10
                                    ----------            ----------            ----------
 Total Liabilities                          83                    20                    38
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $342,677              $104,562              $127,837
                                    ==========            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(r) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(s) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(t) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO               WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT              ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE          LARGE COMPANY              SMALL CAP
                                         FUND                  GROWTH FUND              GROWTH FUND
                                   SUB-ACCOUNT (U)           SUB-ACCOUNT (V)          SUB-ACCOUNT (W)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                        --                      --
   Class IB                                   --                        --                      --
   Other class                            18,409                    18,154                   4,896
                                      ==========                ==========               =========
  Cost:
   Class IA                                   --                        --                      --
   Class IB                                   --                        --                      --
   Other class                          $156,137                  $147,915                 $39,297
                                      ==========                ==========               =========
  Market Value:
   Class IA                                   --                        --                      --
   Class IB                                   --                        --                      --
   Other class                          $181,699                  $174,099                 $48,766
 Due from Hartford Life
  Insurance Company                           --                        --                      --
 Receivable from fund shares
  sold                                       106                        --                      --
 Other assets                                 --                        --                      --
                                      ----------                ----------               ---------
 Total Assets                            181,805                   174,099                  48,766
                                      ----------                ----------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          109                        36                      63
 Payable for fund shares
  purchased                                   --                        --                      --
 Other liabilities                             7                        --                       9
                                      ----------                ----------               ---------
 Total Liabilities                           116                        36                      72
                                      ----------                ----------               ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $181,689                  $174,063                 $48,694
                                      ==========                ==========               =========

(u) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(v) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(w) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         STI                      STI
                                     CLASSIC VT               CLASSIC VT                   STI                      STI
                                       CAPITAL                 LARGE CAP               CLASSIC VT               CLASSIC VT
                                    APPRECIATION            RELATIVE VALUE           MID-CAP EQUITY           LARGE CAP VALUE
                                        FUND                     FUND                     FUND                  EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                            223,404                  198,900                  115,179                  111,510
                                    =============            =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                         $3,352,681               $1,971,975               $1,219,000               $1,278,119
                                    =============            =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --                       --
   Class IB                                    --                       --                       --                       --
   Other class                         $3,777,768               $2,621,496               $1,583,716               $1,968,156
 Due from Hartford Life
  Insurance Company                            --                       --                       --                       --
 Receivable from fund shares
  sold                                        568                      388                      292                      289
 Other assets                                   1                       --                       --                        1
                                    -------------            -------------            -------------            -------------
 Total Assets                           3,778,337                2,621,884                1,584,008                1,968,446
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           568                      388                      292                      289
 Payable for fund shares
  purchased                                    --                       --                       --                       --
 Other liabilities                             --                       13                       --                       --
                                    -------------            -------------            -------------            -------------
 Total Liabilities                            568                      401                      292                      289
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $3,777,769               $2,621,483               $1,583,716               $1,968,157
                                    =============            =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT          CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital
 Appreciation Fund -- Class I                 3,047,695     $1.608579  to     $15.424711        $4,976,339
AllianceBernstein International Value
 Fund -- Class B                                173,572     11.769020  to      11.769020         2,042,768
AIM V.I. Capital Appreciation Fund --
 Class S1                                     6,356,766      0.952220  to       1.093620         6,916,462
AIM V.I. Core Equity Fund -- Class S1        13,760,256      0.903670  to       1.029780        14,121,173
AIM V.I. High Yield Fund -- Class S1          4,634,394      1.020230  to       1.309230         4,920,132
AllianceBernstein VP Global Bond
 Portfolio -- Class B                         1,707,064      1.144930  to       1.227320         2,065,313
AllianceBernstein VP Growth and Income
 Portfolio -- Class B                         3,270,975      1.221790  to       1.431510         4,595,535
American Funds Growth Fund -- Class 2            12,090     10.480790  to      10.480790           126,712
BB&T Mid Cap Growth VIF                      11,786,178      1.465840  to       1.692220        17,887,748
BB&T Capital Manager Equity VIF               9,371,646      1.128790  to       1.644500        11,115,206
BB&T Large Cap VIF                           46,713,396      1.726390  to       1.841880        85,057,198
BB&T Large Cap Growth VIF                     9,527,404      0.978210  to       1.327440         9,864,486
BB&T Special Opportunities Equity VIF         6,447,251      1.527540  to       1.567010        10,038,326
BB&T Total Return Bond VIF                    1,705,064      1.028110  to       1.048300         1,777,985
Calvert Social Balanced Portfolio --
 Class I                                        964,066      3.284530  to       3.654320         3,171,964
Columbia Asset Allocation Fund VS --
 Class A                                      7,341,651      1.090630  to       1.166800         8,497,769
Columbia Small Company Growth Fund VS --
 Class A                                     13,288,308      1.204380  to       1.275890        16,617,453
Columbia Large Cap Value Fund VS --
 Class A                                     23,639,372      1.290060  to       1.441290        33,349,338
Evergreen VA Balanced Fund -- Class I         6,794,988      0.979950  to       1.055990         6,934,460
Evergreen VA Growth Fund -- Class I           8,529,400      0.990810  to       1.444370        10,791,651
Evergreen VA International Equity Fund
 -- Class I                                  19,912,178      1.185900  to       2.015590        30,726,848
Evergreen VA Omega Fund -- Class I           10,538,138      0.633350  to       0.855700         7,767,079
Evergreen VA Special Values Fund --
 Class I                                     13,122,675      1.591980  to       2.153170        25,494,165
Evergreen VA High Income Fund -- Class
 I                                              132,214      1.357440  to       1.386340           182,810
Evergreen VA Fundamental Large Cap Fund
 -- Class I                                  11,581,195      1.255390  to       1.371380        15,757,008
Fidelity(R) VIP Asset Manager (SM) --
 Class INIT                                   2,163,350      1.955730  to      11.510190         4,261,865
Fidelity(R) VIP Growth -- Class INIT          7,425,468      2.019630  to      11.761410        15,106,631
Fidelity(R) VIP Contrafund(R) -- Class
 INIT                                         7,912,004      3.352200  to      14.716590        26,673,151
Fidelity(R) VIP Overseas -- Class INIT        3,132,807      2.122980  to      15.311300         6,707,882
Franklin Income Securities Fund -- Class
 2                                               52,850     11.290950  to      11.290950           596,727
Fifth Third Balanced VIP Fund                   903,390      1.287720  to       1.333250         1,186,661
Fifth Third Disciplined Value VIP Fund        7,353,941      1.830810  to       1.895510        13,728,961
Fifth Third Mid Cap VIP Fund                  7,816,263      1.727540  to       1.788640        13,766,145
Fifth Third Quality Growth VIP Fund          16,197,323      0.752060  to       0.782640        12,462,540
Hartford Advisers HLS Fund -- Class IA      691,442,391      1.160300  to       9.815490     2,630,818,798
Hartford Advisers HLS Fund -- Class IB      297,926,117      1.052080  to       1.298420       335,372,391
Hartford Total Return Bond HLS Fund --
 Class IA                                   341,643,910      1.395330  to      13.445090       793,073,754
Hartford Total Return Bond HLS Fund --
 Class IB                                   180,576,324      1.220630  to       1.483190       254,512,226
Hartford Capital Appreciation HLS Fund
 -- Class IA                                455,543,693      2.194840  to      27.803950     3,528,891,481
Hartford Capital Appreciation HLS Fund
 -- Class IB                                371,509,435      1.418830  to       2.384360       574,128,260
Hartford Dividend and Growth HLS Fund --
 Class IA                                   527,364,228      1.498310  to       4.443440     1,521,917,307
Hartford Dividend and Growth HLS Fund --
 Class IB                                   245,016,239      1.298110  to       1.613690       385,618,091
Hartford Focus HLS Fund -- Class IA          12,346,918      1.105880  to       1.233440        14,267,220
Hartford Focus HLS Fund -- Class IB           5,171,339      1.092650  to       1.139110         5,784,363
Hartford Global Advisers HLS Fund --
 Class IA                                    46,025,338      1.270880  to       2.289030        85,375,752
Hartford Global Advisers HLS Fund --
 Class IB                                    11,295,716      1.032090  to       1.924170        12,285,699

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT          CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund
 -- Class IA                                  4,423,471     $1.301840  to      $1.427230        $5,923,383
Hartford Global Communications HLS Fund
 -- Class IB                                  1,276,119      1.266200  to       1.318080         1,652,162
Hartford Global Financial Services HLS
 Fund -- Class IA                             6,920,664      1.367240  to       1.452970         9,705,272
Hartford Global Financial Services HLS
 Fund -- Class IB                             2,698,175      1.329780  to       1.384210         3,671,324
Hartford Global Health HLS Fund -- Class
 IA                                          45,175,800      2.032470  to       2.303370        96,656,142
Hartford Global Health HLS Fund -- Class
 IB                                           7,973,405      2.008460  to       2.098100        16,445,402
Hartford Global Leaders HLS Fund --
 Class IA                                   103,016,351      1.399840  to      11.575760       208,195,343
Hartford Global Leaders HLS Fund --
 Class IB                                    51,924,272      0.906310  to       1.998300        52,830,668
Hartford Global Technology HLS Fund --
 Class IA                                    44,840,952      0.522220  to       0.565080        24,440,326
Hartford Global Technology HLS Fund --
 Class IB                                    10,587,200      0.511330  to       0.534170         5,563,856
Hartford Disciplined Equity HLS Fund --
 Class IA                                   149,997,379      1.161960  to      11.870120       201,229,535
Hartford Disciplined Equity HLS Fund --
 Class IB                                    59,393,701      0.969890  to       1.348590        60,732,818
Hartford Growth HLS Fund -- Class IA         68,643,941      1.275180  to      10.027020        90,971,432
Hartford Growth HLS Fund -- Class IB         23,365,234      1.261560  to       1.310660        30,096,467
Hartford Growth Opportunities HLS Fund
 -- Class IA                                 94,925,647      1.532010  to      16.063470       151,331,207
Hartford Growth Opportunities HLS Fund
 -- Class IB                                 23,455,561      1.518140  to       1.574820        36,299,572
Hartford High Yield HLS Fund -- Class
 IA                                         103,610,053      1.337450  to      11.835870       145,256,532
Hartford High Yield HLS Fund -- Class
 IB                                          42,281,732      1.254000  to       1.345630        54,589,175
Hartford Index HLS Fund -- Class IA         109,519,480      1.101550  to       6.601110       437,817,435
Hartford Index HLS Fund -- Class IB          40,253,835      0.948520  to       5.104820        41,421,190
Hartford International Capital
 Appreciation HLS Fund -- Class IA          108,089,878      1.577180  to       1.744810       176,807,126
Hartford International Capital
 Appreciation HLS Fund -- Class IB           29,412,925      1.545620  to       1.611330        46,495,791
Hartford International Small Company HLS
 Fund -- Class IA                            38,838,334      2.192860  to       2.425830        88,636,352
Hartford International Small Company HLS
 Fund -- Class IB                             8,060,441      2.148940  to       2.240240        17,745,470
Hartford International Opportunities HLS
 Fund -- Class IA                           194,645,270      1.363260  to       3.184680       422,311,081
Hartford International Opportunities HLS
 Fund -- Class IB                            71,848,824      1.029160  to       1.509640        80,124,832
Hartford MidCap HLS Fund -- Class IA        103,872,692      2.619840  to       4.488640       422,262,347
Hartford MidCap HLS Fund -- Class IB         12,245,140      1.535950  to       1.594690        19,449,095
Hartford MidCap Value HLS Fund -- Class
 IA                                         148,123,223      1.661020  to       1.852570       257,143,472
Hartford MidCap Value HLS Fund -- Class
 IB                                          43,282,680      1.641160  to       1.710940        72,810,592
Hartford Money Market HLS Fund -- Class
 IA                                         131,330,309      1.020780  to       3.759670       240,944,765
Hartford Money Market HLS Fund -- Class
 IB                                          58,005,318      0.985870  to       1.173990        63,189,600
Hartford Mortgage Securities HLS Fund --
 Class IA                                    63,911,767      1.292540  to       4.700420       163,365,717
Hartford Mortgage Securities HLS Fund --
 Class IB                                    22,088,424      1.246000  to       2.811010        29,261,536
Hartford Small Company HLS Fund -- Class
 IA                                          95,022,339      1.561460  to       2.856650       231,533,614
Hartford Small Company HLS Fund -- Class
 IB                                          51,030,302      0.896310  to       1.799750        55,757,029
Hartford SmallCap Growth HLS Fund --
 Class IA                                    98,354,357      1.361720  to      14.059460       139,070,838
Hartford SmallCap Growth HLS Fund --
 Class IB                                    31,714,193      1.355260  to       1.405870        43,791,561
Hartford Stock HLS Fund -- Class IA         335,064,692      1.065890  to      21.916560     1,484,303,893
Hartford Stock HLS Fund -- Class IB         173,575,076      0.925110  to       1.240520       173,072,983
Hartford U.S. Government Securities HLS
 Fund -- Class IA                           155,153,760      1.072210  to       1.176990       172,640,635
Hartford U.S. Government Securities HLS
 Fund -- Class IB                            62,660,506      1.062640  to       1.102320        67,880,622
Hartford Value HLS Fund -- Class IA          75,967,827      1.293600  to       1.442790       102,857,844
Hartford Value HLS Fund -- Class IB          23,403,291      1.278120  to       1.332450        30,657,858
Hartford Value Opportunities HLS Fund --
 Class IA                                    64,697,315      1.574090  to       1.727800       105,978,378
Hartford Value Opportunities HLS Fund --
 Class IB                                    17,447,722      1.557280  to       1.617830        27,755,130
Hartford Equity Income HLS Fund -- Class
 IA                                          59,520,362      1.387130  to       1.454230        85,100,456
Hartford Equity Income HLS Fund -- Class
 IB                                          10,510,420      1.376210  to       1.415570        14,714,956

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY         UNIT               UNIT          CONTRACT
                                          PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------------
Huntington VA Income Equity Fund             19,870,575     $1.329600  to     $14.713860       $27,983,473
Huntington VA Dividend Capture Fund          18,959,716      1.546480  to      15.788460        32,144,665
Huntington VA Growth Fund                    15,287,296      0.875840  to      12.645800        14,706,487
Huntington VA Mid Corp America Fund           9,787,928      1.609150  to      17.200710        17,572,752
Huntington VA New Economy Fund                3,502,830      1.663210  to      18.063460         6,360,925
Huntington VA Rotating Markets Fund           3,475,205      1.463120  to      17.455390         5,532,710
Huntington VA International Equity Fund         882,183      1.557680  to       1.595120         1,394,629
Huntington VA Macro 100 Fund                  2,918,205      1.135680  to       1.161550         3,358,130
Huntington VA Mortgage Securities Fund          985,991      1.071700  to       1.093360         1,068,512
Huntington VA Situs Small Cap Fund            2,440,105      1.320440  to       1.355600         3,271,459
BlackRock Global Growth V.I. Fund --
 Class I                                        148,925      1.142830  to       1.451110           183,079
BlackRock Large Cap Growth V.I. Fund --
 Class I                                        159,085      0.990630  to       1.206480           160,771
Van Kampen UIF U.S Real Estate Portfolio
 -- Class II                                     63,473     12.646500  to      12.646500           802,715
Equity and Income -- Class II                    18,630     10.966010  to      10.966010           204,299
Mid Cap Growth -- Class II                       33,953      9.941090  to       9.941090           337,533
MTB Large Cap Growth Fund II -- Class           676,840      1.083080  to       1.107050           739,633
MTB Large Cap Value Fund II                     661,031      1.301320  to       1.330090           868,452
MTB Managed Allocation Fund - Moderate
 Growth II                                    3,779,716      1.123380  to       1.148230         4,300,291
MTB Managed Allocation Fund - Aggressive
 Growth Fund II                                     840     12.013900  to      12.013900            10,093
Columbia Marsico International
 Opportunities Fund VS -- Class B            21,607,009      1.782590  to       2.207440        46,374,450
Columbia High Yield Fund VS                  15,186,153      1.533440  to       1.604880        23,985,887
Columbia Marsico Focused Equities Fund
 VS -- Class A                               46,976,265      1.243350  to       1.831620        84,880,685
Columbia Marsico Growth Fund VS -- Class
 A                                           32,749,805      1.147780  to       1.704870        54,584,371
Columbia Marsico 21st Century Fund VS --
 Class A                                     11,286,507      1.159640  to       1.718480        13,773,723
Columbia Marsico Midcap Growth Fund VS
 -- Class A                                  25,202,114      0.894090  to       0.934130        23,108,190
Oppenheimer Global Securities Fund --
 Class SRV                                       37,907     10.825430  to      10.825430           410,361

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             UNITS        MINIMUM            MAXIMUM
                                            OWNED BY        UNIT               UNIT        CONTRACT
                                          PARTICIPANTS  FAIR VALUE #       FAIR VALUE #   LIABILITY
-----------------------------------------------------------------------------------------------------
Putnam Small Cap Value -- Class IB              27,871    $10.572820  to     $10.572820      $294,675
PIMCO VIT Real Return -- Class ADMN              8,977     10.261340  to      10.261340        92,112
Pioneer Fund VCT Portfolio -- Class II      39,421,545      1.157260  to       1.174050    46,035,850
Pioneer VCT Oak Ridge Large Cap Growth
 Portfolio -- Class II                      12,499,328      1.041970  to       1.056410    13,113,092
Pioneer VCT Value Portfolio -- Class II     43,456,658      1.121810  to       1.138070    49,264,161
Pioneer Mid Cap Value VCT Portfolio --
 Class II                                       12,507     10.689870  to      10.689870       133,702
Jennison 20/20 Focus Portfolio -- Class
 II                                            719,241      1.394740  to       1.425230     1,017,225
Jennison Portfolio -- Class II               1,963,383      0.651870  to       0.928290     1,395,208
Prudential Value Portfolio -- Class II         783,618      1.367990  to       1.411310     1,089,377
SP William Blair International Growth
 Portfolio -- Class II                         328,426      1.153890  to       1.209010       387,789
Royce Small-Cap Portfolio                       42,147     10.350970  to      10.350970       436,268
Smith Barney Government Fund -- Class A          6,325      3.035470  to       3.035470        19,198
Legg Mason Partners Appreciation Fund --
 Class A                                        11,174     15.438490  to      15.438490       172,514
Smith Barney Cash Portfolio -- Class A          63,586      3.404340  to       3.522720       223,544
UBS Series Trust - U.S. Allocation
 Portfolio -- Class I                       13,822,411      1.039840  to       1.247280    16,845,724
Victory Variable Insurance Diversified
 Stock Fund -- Class A                         193,841     10.788170  to      12.164060     2,340,700
Comstock -- Class II                            11,153     11.233820  to      11.233820       125,291
Wells Fargo Advantage VT Asset
 Allocation Fund                               263,838      1.286870  to       1.300790       342,677
Wells Fargo Advantage VT Total Return
 Bond Fund                                      89,012      1.156620  to       1.197940       104,562
Wells Fargo Advantage VT Equity Income
 Fund                                           91,010      1.384290  to       1.418350       127,837
Wells Fargo Advantage VT International
 Core Fund                                     127,083      1.414700  to       1.465150       181,689
Wells Fargo Advantage VT Large Company
 Growth Fund                                   163,453      1.042640  to       1.079890       174,063
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    35,123      1.371760  to       1.420760        48,694
STI Classic VT Capital Appreciation Fund     1,675,613      1.284410  to      12.982330     3,777,769
STI Classic VT Large Cap Relative Value
 Fund                                        1,167,969      1.753440  to      17.723140     2,621,483
STI Classic VT Mid-Cap Equity Fund             569,221      1.769540  to      17.885640     1,583,716
STI Classic VT Large Cap Value Equity
 Fund                                          900,544      1.773920  to      17.929960     1,968,157
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
American Century(R) VP Capital
 Appreciation Fund -- Class I                    3,348      1.608579  to       1.608579         5,386
AIM V.I. Capital Appreciation Fund --
 Class S1                                        7,591       1.09362  to        1.09362         8,301
AllianceBernstein VP Growth and Income
 Portfolio -- Class B                           31,632      1.426288  to       1.426288        45,116
BB&T Large Cap VIF                               2,370      1.835132  to       1.835132         4,350
Calvert Social Balanced Portfolio --
 Class I                                        50,375      3.284534  to       3.284534       165,458
Evergreen VA Balanced Fund -- Class I          110,286      1.055993  to       1.055993       116,461
Evergreen VA Growth Fund -- Class I             58,201      1.439068  to       1.439068        83,755
Evergreen VA International Equity Fund
 -- Class I                                     56,451      2.008199  to       2.008199       113,364
Evergreen VA Omega Fund -- Class I               7,874      0.852569  to       0.852569         6,713
Evergreen VA Fundamental Large Cap Fund
 -- Class I                                    104,486      1.367151  to       1.371376       143,198
Fidelity(R) VIP Growth -- Class INIT             3,066      2.019631  to       2.019631         6,192
Fidelity(R) VIP Contrafund(R) -- Class
 INIT                                              184      3.352197  to       3.352197           617
Hartford Advisers HLS Fund -- Class IA       3,446,949      1.192989  to       9.815494    20,278,364
Hartford Advisers HLS Fund -- Class IB          90,659       1.09234  to       1.298419       110,362
Hartford Total Return Bond HLS Fund --
 Class IA                                      739,450      1.454009  to       7.524793     3,031,315
Hartford Total Return Bond HLS Fund --
 Class IB                                       85,389      1.428902  to       1.483185       124,852
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   916,816      2.214268  to      27.803951    13,275,118
Hartford Capital Appreciation HLS Fund
 -- Class IB                                    27,778     $1.473062  to      $2.357117       $48,951
Hartford Dividend and Growth HLS Fund --
 Class IA                                    1,060,858      1.563602  to       3.909317     3,987,344

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             UNITS        MINIMUM            MAXIMUM
                                            OWNED BY        UNIT               UNIT        CONTRACT
                                          PARTICIPANTS  FAIR VALUE #       FAIR VALUE #   LIABILITY
-----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund --
 Class IB                                       30,123      1.578268  to       1.613686        48,079
Hartford Global Advisers HLS Fund --
 Class IA                                      112,222       2.03353  to        2.03353       228,206
Hartford Global Communications HLS Fund
 -- Class IA                                     2,187      1.356274  to       1.356274         2,966
Hartford Global Health HLS Fund -- Class
 IA                                             52,754      2.154872  to       2.172494       113,880
Hartford Global Health HLS Fund -- Class
 IB                                              1,165      2.094238  to       2.094238         2,440
Hartford Global Leaders HLS Fund --
 Class IA                                      182,878      1.412249  to       2.156167       374,805
Hartford Global Technology HLS Fund --
 Class IA                                        8,189      0.548386  to       0.548386         4,491
Hartford Disciplined Equity HLS Fund --
 Class IA                                       97,314      1.172258  to       1.425866       137,699
Hartford Growth HLS Fund -- Class IA            93,075      1.335881  to       1.351563       124,448
Hartford Growth Opportunities HLS Fund
 -- Class IA                                   106,814      1.604882  to       1.612383       171,489
Hartford High Yield HLS Fund -- Class
 IA                                            219,166      1.368169  to       1.422701       310,424
Hartford High Yield HLS Fund -- Class
 IB                                             28,227      1.307826  to       1.307826        36,916
Hartford Index HLS Fund -- Class IA            950,212      2.180536  to        6.60111     5,261,524
Hartford International Capital
 Appreciation HLS Fund -- Class IA             140,293      1.648682  to       1.648682       231,298
Hartford International Small Company HLS
 Fund -- Class IA                               10,120      2.292208  to       2.292208        23,197
Hartford International Opportunities HLS
 Fund -- Class IA                              495,104      1.375353  to       3.087435     1,275,922
Hartford International Opportunities HLS
 Fund -- Class IB                                4,527       1.50964  to        1.50964         6,834
Hartford MidCap HLS Fund -- Class IA           193,109      4.085176  to       4.085176       788,885
Hartford MidCap Value HLS Fund -- Class
 IA                                            130,656      1.750503  to       1.760425       228,727
Hartford MidCap Value HLS Fund -- Class
 IB                                             21,148      1.707797  to       1.707797        36,116
Hartford Money Market HLS Fund -- Class
 IA                                            620,685      1.142958  to       3.425423     1,382,256
Hartford Money Market HLS Fund -- Class
 IB                                             11,464      1.173991  to       1.173991        13,459
Hartford Mortgage Securities HLS Fund --
 Class IA                                      368,445      1.346888  to       3.900745     1,176,291
Hartford Mortgage Securities HLS Fund --
 Class IB                                       20,431      1.297563  to       1.297563        26,510
Hartford Small Company HLS Fund -- Class
 IA                                            156,495      1.575297  to       2.574772       392,254
Hartford Small Company HLS Fund -- Class
 IB                                             11,883      0.930638  to       1.799747        18,580
Hartford SmallCap Growth HLS Fund --
 Class IA                                       99,324       1.42651  to       1.433212       141,691
Hartford Stock HLS Fund -- Class IA          1,376,320      1.075353  to      22.210443    17,351,862
Hartford Stock HLS Fund -- Class IB             15,515       1.24052  to        1.24052        19,246
Hartford U.S. Government Securities HLS
 Fund -- Class IA                              183,615      1.110217  to       1.128516       205,998
Hartford U.S. Government Securities HLS
 Fund -- Class IB                               22,484      1.100289  to       1.100289        24,739
Hartford Value HLS Fund -- Class IA            204,499      1.363286  to       1.382731       279,003
Hartford Value HLS Fund -- Class IB              6,471      1.330000  to       1.330000         8,607
Hartford Value Opportunities HLS Fund --
 Class IA                                      118,823      1.648983  to       1.648983       195,937
Hartford Equity Income HLS Fund -- Class
 IA                                             56,890      1.433701  to       1.433701        81,563
Columbia Marsico International
 Opportunities Fund VS -- Class B                3,289       2.20744  to        2.20744         7,260
Columbia High Yield Fund VS                      3,423      1.604881  to       1.604881         5,494
Columbia Marsico Focused Equities Fund
 VS -- Class A                                   9,756      1.831624  to       1.831624        17,870
Columbia Marsico Growth Fund VS -- Class
 A                                              16,431      1.704873  to       1.704873        28,012
Jennison Portfolio -- Class II                   7,151      0.666147  to       0.666147         4,764

#  Rounded unit values

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      AMERICAN
                                   CENTURY(R) VP                                  AIM V.I.
                                      CAPITAL          ALLIANCEBERNSTEIN           CAPITAL
                                    APPRECIATION         INTERNATIONAL          APPRECIATION
                                        FUND               VALUE FUND               FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $972                 $3,976
                                     ----------            ----------            -----------
EXPENSE:
 Mortality and expense risk
  charges                               (61,802)               (6,894)               (94,133)
                                     ----------            ----------            -----------
  Net investment income (loss)          (61,802)               (5,922)               (90,157)
                                     ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (21,479)               (1,063)              (522,325)
 Net realized gain on
  distributions                              --                 1,382                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           709,117               216,266                940,670
                                     ----------            ----------            -----------
  Net gain (loss) on
   investments                          687,638               216,585                418,345
                                     ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $625,836              $210,663               $328,188
                                     ==========            ==========            ===========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                       ALLIANCEBERNSTEIN VP
                                      AIM V.I.                AIM V.I.          ALLIANCEBERNSTEIN VP        GROWTH AND
                                     CORE EQUITY             HIGH YIELD             GLOBAL BOND               INCOME
                                        FUND                    FUND                 PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (B)(C)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $239,577               $412,456               $25,717                 $53,303
                                    -------------            -----------             ---------              ----------
EXPENSE:
 Mortality and expense risk
  charges                                (192,077)               (70,438)              (26,402)                (61,007)
                                    -------------            -----------             ---------              ----------
  Net investment income
   (loss)                                  47,500                342,018                  (685)                 (7,704)
                                    -------------            -----------             ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,496,313)              (557,590)               (2,036)                 17,283
 Net realized gain on
  distributions                                --                     --                17,145                 239,327
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,326,276                677,526                50,088                 410,776
                                    -------------            -----------             ---------              ----------
  Net gain (loss) on
   investments                          1,829,963                119,936                65,197                 667,386
                                    -------------            -----------             ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,877,463               $461,954               $64,512                $659,682
                                    =============            ===========             =========              ==========


                                    AMERICAN                 BB&T                    BB&T
                                  FUNDS GROWTH             MID CAP             CAPITAL MANAGER
                                      FUND                GROWTH VIF              EQUITY VIF
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $868                  $84,056                $110,360
                                     -------             ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (723)                (276,064)               (140,789)
                                     -------             ------------            ------------
  Net investment income
   (loss)                                145                 (192,008)                (30,429)
                                     -------             ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  271                  120,988                  57,060
 Net realized gain on
  distributions                          273                1,097,540                 331,993
 Net unrealized appreciation
  (depreciation) of
  investments during the year          8,402                 (795,033)              1,030,923
                                     -------             ------------            ------------
  Net gain (loss) on
   investments                         8,946                  423,495               1,419,976
                                     -------             ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,091                 $231,487              $1,389,547
                                     =======             ============            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                         BB&T
                                                                 BB&T                  SPECIAL
                                         BB&T                  LARGE CAP            OPPORTUNITIES
                                     LARGE CAP VIF            GROWTH VIF              EQUITY VIF
                                    SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,104,548                $49,889                  $5,017
                                     -------------            -----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (1,121,098)              (150,775)               (129,463)
                                     -------------            -----------            ------------
  Net investment income (loss)             (16,550)              (100,886)               (124,446)
                                     -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,802,504                185,588                 104,884
 Net realized gain on
  distributions                                 --                 27,037                 425,328
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,895,102                152,110               1,514,185
                                     -------------            -----------            ------------
  Net gain (loss) on
   investments                          14,697,606                364,735               2,044,397
                                     -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,681,056               $263,849              $1,919,951
                                     =============            ===========            ============

(d) Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(e)  Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

                                                                                                        COLUMBIA
                                      BB&T                CALVERT                COLUMBIA             SMALL COMPANY
                                  TOTAL RETURN        SOCIAL BALANCED        ASSET ALLOCATION            GROWTH
                                    BOND VIF             PORTFOLIO                FUND VS                FUND VS
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (F)        SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $75,056               $74,744                 $391,416                 $ --
                                    ---------            ----------            -------------            ---------
EXPENSE:
 Mortality and expense risk
  charges                             (24,052)              (40,788)                (116,690)            (265,318)
                                    ---------            ----------            -------------            ---------
  Net investment income
   (loss)                              51,004                33,956                  274,726             (265,318)
                                    ---------            ----------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,885)               43,152                  572,468            3,009,963
 Net realized gain on
  distributions                            --                57,356                  982,375            3,471,587
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (12,652)              101,936               (1,186,523)           (4,481,635)
                                    ---------            ----------            -------------            ---------
  Net gain (loss) on
   investments                        (20,537)              202,444                  368,320            1,999,915
                                    ---------            ----------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $30,467              $236,400                 $643,046            $1,734,597
                                    =========            ==========            =============            =========


                                      COLUMBIA              EVERGREEN VA            EVERGREEN VA
                                   LARGE CAP VALUE            BALANCED                 GROWTH
                                       FUND VS                  FUND                    FUND
                                   SUB-ACCOUNT (H)           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $995,892               $177,940                    $ --
                                    -------------            -----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (483,333)              (101,866)               (166,146)
                                    -------------            -----------            ------------
  Net investment income
   (loss)                                 512,559                 76,074                (166,146)
                                    -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,667,969                 32,646                 633,585
 Net realized gain on
  distributions                         2,861,882                     --                 590,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,136,798)               437,437                   7,959
                                    -------------            -----------            ------------
  Net gain (loss) on
   investments                          4,393,053                470,083               1,231,748
                                    -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,905,612               $546,157              $1,065,602
                                    =============            ===========            ============

(f)  Formerly Nations Asset Allocation Portfolio. Change effective May 1, 2006.

(g)  Formerly Nations Small Company Portfolio. Change effective May 1, 2006.

(h) Formerly Nations Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     EVERGREEN VA           EVERGREEN VA            EVERGREEN VA
                                    INTERNATIONAL               OMEGA                 SPECIAL
                                     EQUITY FUND                FUND                VALUES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,085,144                   $ --                $182,941
                                     ------------            -----------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (434,716)              (119,672)               (359,095)
                                     ------------            -----------            ------------
  Net investment income (loss)            650,428               (119,672)               (176,154)
                                     ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   845,619               (227,293)                 51,335
 Net realized gain on
  distributions                         1,479,546                     --               2,752,291
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,759,714                671,905               1,436,739
                                     ------------            -----------            ------------
  Net gain (loss) on
   investments                          5,084,879                444,612               4,240,365
                                     ------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,735,307               $324,940              $4,064,211
                                     ============            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  EVERGREEN VA           EVERGREEN VA
                                      HIGH               FUNDAMENTAL           FIDELITY(R) VIP         FIDELITY(R) VIP
                                   INCOME FUND          LARGE CAP FUND         ASSET MANAGERSM              GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,696                $194,306               $120,477                  $61,264
                                    ---------            ------------             ----------             ------------
EXPENSE:
 Mortality and expense risk
  charges                              (2,789)               (234,830)               (53,564)                (191,053)
                                    ---------            ------------             ----------             ------------
  Net investment income
   (loss)                               9,907                 (40,524)                66,913                 (129,789)
                                    ---------            ------------             ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,352)                889,710                (68,559)                (450,017)
 Net realized gain on
  distributions                            --                 254,960                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,054                 652,471                250,676                1,404,304
                                    ---------            ------------             ----------             ------------
  Net gain (loss) on
   investments                          3,702               1,797,141                182,117                  954,287
                                    ---------            ------------             ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,609              $1,756,617               $249,030                 $824,498
                                    =========            ============             ==========             ============

                                                                                  FRANKLIN
                                  FIDELITY(R) VIP        FIDELITY(R) VIP           INCOME
                                   CONTRAFUND(R)             OVERSEAS          SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $332,727               $51,493               $1,360
                                    ------------            ----------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (323,222)              (76,920)              (2,429)
                                    ------------            ----------            ---------
  Net investment income
   (loss)                                  9,505               (25,427)              (1,069)
                                    ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  347,606                (3,221)                 432
 Net realized gain on
  distributions                        2,121,360                35,797                  182
 Net unrealized appreciation
  (depreciation) of
  investments during the year             52,543               922,751               39,397
                                    ------------            ----------            ---------
  Net gain (loss) on
   investments                         2,521,509               955,327               40,011
                                    ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,531,014              $929,900              $38,942
                                    ============            ==========            =========

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FIFTH THIRD           FIFTH THIRD             FIFTH THIRD
                                     BALANCED          DISCIPLINED VALUE            MID CAP
                                     VIP FUND               VIP FUND                VIP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $31,942                $282,157                  $3,727
                                     ---------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                              (19,007)               (199,152)               (209,039)
                                     ---------            ------------            ------------
  Net investment income (loss)          12,935                  83,005                (205,312)
                                     ---------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,512                 183,982                 378,543
 Net realized gain on
  distributions                         12,380                 214,839                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,753               1,765,490               1,000,486
                                     ---------            ------------            ------------
  Net gain (loss) on
   investments                          74,645               2,164,311               1,379,029
                                     ---------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $87,580              $2,247,316              $1,173,717
                                     =========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          FIRST HORIZON
                                    FIFTH THIRD              CAPITAL             FIRST HORIZON         HARTFORD
                                  QUALITY GROWTH          APPRECIATION            CORE EQUITY          ADVISERS
                                     VIP FUND               PORTFOLIO              PORTFOLIO           HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (I)        SUB-ACCOUNT (I)      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $94,533                   $ --                 $5,481          $68,062,564
                                    -----------            -----------            -----------       --------------
EXPENSE:
 Mortality and expense risk
  charges                              (186,385)                (7,712)               (18,719)         (41,415,781)
                                    -----------            -----------            -----------       --------------
  Net investment income
   (loss)                               (91,852)                (7,712)               (13,238)          26,646,783
                                    -----------            -----------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 226,022               (260,550)              (341,855)          86,594,027
 Net realized gain on
  distributions                              --                847,321                632,884          214,104,472
 Net unrealized appreciation
  (depreciation) of
  investments during the year           287,411               (256,349)              (219,240)         (60,709,273)
                                    -----------            -----------            -----------       --------------
  Net gain (loss) on
   investments                          513,433                330,422                 71,789          239,989,226
                                    -----------            -----------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $421,581               $322,710                $58,551         $266,636,009
                                    ===========            ===========            ===========       ==============

                                       HARTFORD             HARTFORD             HARTFORD
                                     TOTAL RETURN           CAPITAL            DIVIDEND AND
                                         BOND             APPRECIATION            GROWTH
                                       HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $50,387,951          $51,692,699          $30,545,804
                                    --------------       --------------       --------------
EXPENSE:
 Mortality and expense risk
  charges                              (15,462,831)         (55,754,207)         (25,858,663)
                                    --------------       --------------       --------------
  Net investment income
   (loss)                               34,925,120           (4,061,508)           4,687,141
                                    --------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    426,966           42,382,867           15,670,021
 Net realized gain on
  distributions                            150,495          508,738,784          134,706,760
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,086,912)          23,504,366          157,062,368
                                    --------------       --------------       --------------
  Net gain (loss) on
   investments                          (1,509,451)         574,626,017          307,439,149
                                    --------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $33,415,669         $570,564,509         $312,126,290
                                    ==============       ==============       ==============

(i)  Fund closed February 22, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                       HARTFORD                HARTFORD                  GLOBAL
                                        FOCUS               GLOBAL ADVISERS          COMMUNICATIONS
                                       HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $144,569               $2,834,861                $135,326
                                     ------------            -------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                                (305,919)              (1,408,289)               (111,139)
                                     ------------            -------------            ------------
  Net investment income (loss)           (161,350)               1,426,572                  24,187
                                     ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   261,679                1,762,669                 470,283
 Net realized gain on
  distributions                         1,594,634                3,545,897               1,329,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (196,870)                 363,406                (532,854)
                                     ------------            -------------            ------------
  Net gain (loss) on
   investments                          1,659,443                5,671,972               1,267,205
                                     ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,498,093               $7,098,544              $1,291,392
                                     ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                  GLOBAL FINANCIAL       HARTFORD                 HARTFORD                 HARTFORD
                                      SERVICES         GLOBAL HEALTH           GLOBAL LEADERS          GLOBAL TECHNOLOGY
                                      HLS FUND           HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $214,075             $54,287               $1,830,061                     $ --
                                    ------------       -------------            -------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                               (194,948)         (1,626,470)              (3,778,521)                (441,444)
                                    ------------       -------------            -------------            -------------
  Net investment income
   (loss)                                 19,127          (1,572,183)              (1,948,460)                (441,444)
                                    ------------       -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  360,773           2,636,169                  970,114               (1,422,828)
 Net realized gain on
  distributions                          515,484          16,367,423               14,035,828                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,351,835          (7,019,086)              17,285,004                4,428,065
                                    ------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                         2,228,092          11,984,506               32,290,946                3,005,237
                                    ------------       -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,247,219         $10,412,323              $30,342,486               $2,563,793
                                    ============       =============            =============            =============

                                                                              HARTFORD
                                      HARTFORD            HARTFORD             GROWTH
                                 DISCIPLINED EQUITY        GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,586,916             $44,409          $1,278,457
                                    -------------       -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                              (3,858,435)         (1,889,524)         (2,791,062)
                                    -------------       -------------       -------------
  Net investment income
   (loss)                              (1,271,519)         (1,845,115)         (1,512,605)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (511,070)            866,510            (416,008)
 Net realized gain on
  distributions                                --           7,483,543          18,848,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year          27,793,302          (2,803,719)             (5,750)
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                         27,282,232           5,546,334          18,426,959
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,010,713          $3,701,219         $16,914,354
                                    =============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                          HARTFORD
                                                                        INTERNATIONAL
                                  HARTFORD            HARTFORD             CAPITAL
                                 HIGH YIELD             INDEX           APPRECIATION
                                  HLS FUND            HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $28,778,434          $7,807,932          $1,487,161
                                -------------       -------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                          (2,989,950)         (6,404,636)         (2,785,644)
                                -------------       -------------       -------------
  Net investment income (loss)     25,788,484           1,403,296          (1,298,483)
                                -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,316,314          16,421,411             307,450
 Net realized gain on
  distributions                            --          52,821,532          16,336,685
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (9,063,128)         (7,341,967)         22,727,770
                                -------------       -------------       -------------
  Net gain (loss) on
   investments                     (7,746,814)         61,900,976          39,371,905
                                -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $18,041,670         $63,304,272         $38,073,422
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD            HARTFORD
                                    INTERNATIONAL       INTERNATIONAL          HARTFORD            HARTFORD
                                    SMALL COMPANY       OPPORTUNITIES          MID CAP           MIDCAP VALUE
                                      HLS FUND            HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,752,469         $11,140,512           $4,668,051          $2,630,774
                                    -------------       -------------       --------------       -------------
EXPENSE:
 Mortality and expense risk
  charges                              (1,340,426)         (6,276,017)          (6,010,820)         (4,854,241)
                                    -------------       -------------       --------------       -------------
  Net investment income
   (loss)                                 412,043           4,864,495           (1,342,769)         (2,223,467)
                                    -------------       -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   702,092           3,165,082           10,563,796           7,853,442
 Net realized gain on
  distributions                        11,390,701          37,458,903           68,467,987          42,389,267
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,087,032          48,016,099          (32,204,535)          1,398,824
                                    -------------       -------------       --------------       -------------
  Net gain (loss) on
   investments                         22,179,825          88,640,084           46,827,248          51,641,533
                                    -------------       -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,591,868         $93,504,579          $45,484,479         $49,418,066
                                    =============       =============       ==============       =============

                                                           HARTFORD
                                      HARTFORD             MORTGAGE                  HARTFORD
                                    MONEY MARKET          SECURITIES              SMALL COMPANY
                                      HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,088,935          $20,802,748                  $478,530
                                    -------------       --------------            --------------
EXPENSE:
 Mortality and expense risk
  charges                              (4,227,066)          (2,884,525)               (4,007,830)
                                    -------------       --------------            --------------
  Net investment income
   (loss)                               9,861,869           17,918,223                (3,529,300)
                                    -------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        --              707,286                13,735,701
 Net realized gain on
  distributions                                --                   --                43,732,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --          (12,325,156)              (17,699,159)
                                    -------------       --------------            --------------
  Net gain (loss) on
   investments                                 --          (11,617,870)               39,769,534
                                    -------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,861,869           $6,300,353               $36,240,234
                                    =============       ==============            ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD                                      HARTFORD
                                  SMALLCAP             HARTFORD              U.S. GOVERNMENT
                                   GROWTH               STOCK                  SECURITIES
                                  HLS FUND             HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $548,516          $20,967,950               $8,497,039
                                -------------       --------------            -------------
EXPENSE:
 Mortality and expense risk
  charges                          (2,846,389)         (22,145,529)              (3,833,565)
                                -------------       --------------            -------------
  Net investment income (loss)     (2,297,873)          (1,177,579)               4,663,474
                                -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               189,574           92,001,820                  273,285
 Net realized gain on
  distributions                    11,886,424           93,494,274                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (682,687)          21,587,447                  864,228
                                -------------       --------------            -------------
  Net gain (loss) on
   investments                     11,393,311          207,083,541                1,137,513
                                -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $9,095,438         $205,905,962               $5,800,987
                                =============       ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     HARTFORD
                                 HARTFORD              VALUE                  HARTFORD                HUNTINGTON
                                   VALUE           OPPORTUNITIES            EQUITY INCOME             VA INCOME
                                 HLS FUND            HLS FUND                 HLS FUND               EQUITY FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,430,475          $1,551,868               $1,713,877                $540,603
                               -------------       -------------            -------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                         (1,620,972)         (1,758,783)                (976,801)               (419,820)
                               -------------       -------------            -------------            ------------
  Net investment income
   (loss)                           (190,497)           (206,915)                 737,076                 120,783
                               -------------       -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              703,220             253,580                  146,344                 378,472
 Net realized gain on
  distributions                    2,909,238          14,298,691                  131,950                 814,386
 Net unrealized appreciation
  (depreciation) of
  investments during the year     17,072,274           4,770,191               11,704,217               1,532,471
                               -------------       -------------            -------------            ------------
  Net gain (loss) on
   investments                    20,684,732          19,322,462               11,982,511               2,725,329
                               -------------       -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $20,494,235         $19,115,547              $12,719,587              $2,846,112
                               =============       =============            =============            ============


                                     HUNTINGTON              HUNTINGTON              HUNTINGTON
                                    VA DIVIDEND              VA GROWTH              VA MID CORP
                                    CAPTURE FUND                FUND                AMERICA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,087,200                 $63,303                 $70,575
                                    ------------            ------------            ------------
EXPENSE:
 Mortality and expense risk
  charges                               (484,542)               (228,781)               (274,925)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                602,658                (165,478)               (204,350)
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  171,587                 159,963                 462,707
 Net realized gain on
  distributions                          713,657                 175,645                 215,848
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,779,266                 690,466                 483,912
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         3,664,510               1,026,074               1,162,467
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,267,168                $860,596                $958,117
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               HUNTINGTON            HUNTINGTON            HUNTINGTON
                                                 VA NEW             VA ROTATING         VA INTERNATIONAL
                                                ECONOMY               MARKETS                EQUITY
                                                  FUND                  FUND                  FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $7,518               $33,338                $9,965
                                               ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk charges               (97,526)              (82,418)              (10,508)
                                               ----------            ----------            ----------
  Net investment income (loss)                    (90,008)              (49,080)                 (543)
                                               ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     65,105                52,048                 3,656
 Net realized gain on distributions                94,449               179,925                 6,511
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        441,115               668,486               147,808
                                               ----------            ----------            ----------
  Net gain (loss) on investments                  600,669               900,459               157,975
                                               ----------            ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $510,661              $851,379              $157,432
                                               ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HUNTINGTON          HUNTINGTON          BLACKROCK
                                            HUNTINGTON         VA MORTGAGE          VA SITUS            GLOBAL
                                           VA MACRO 100        SECURITIES          SMALL CAP          GROWTH V.I.
                                               FUND               FUND                FUND               FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (J)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,581             $4,399              $2,016             $1,609
                                            ----------          ---------          ----------          ---------
EXPENSE:
 Mortality and expense risk charges            (51,438)            (6,409)            (50,666)            (2,371)
                                            ----------          ---------          ----------          ---------
  Net investment income (loss)                 (45,857)            (2,010)            (48,650)              (762)
                                            ----------          ---------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  20,601                782                 965              1,313
 Net realized gain on distributions             40,796                 --              39,307                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     154,710             18,150              92,435             28,561
                                            ----------          ---------          ----------          ---------
  Net gain (loss) on investments               216,107             18,932             132,707             29,874
                                            ----------          ---------          ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations           $170,250            $16,922             $84,057            $29,112
                                            ==========          =========          ==========          =========

                                            BLACKROCK         VAN KAMPEN
                                            LARGE CAP           UIF U.S            EQUITY
                                           GROWTH V.I.        REAL ESTATE            AND
                                              FUND             PORTFOLIO           INCOME
                                         SUB-ACCOUNT (K)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $453               $792               $105
                                            ---------          ---------          ---------
EXPENSE:
 Mortality and expense risk charges            (2,296)            (2,713)              (852)
                                            ---------          ---------          ---------
  Net investment income (loss)                 (1,843)            (1,921)              (747)
                                            ---------          ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    843                (41)               205
 Net realized gain on distributions                --              5,430                200
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,457             71,683             13,371
                                            ---------          ---------          ---------
  Net gain (loss) on investments               10,300             77,072             13,776
                                            ---------          ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations            $8,457            $75,151            $13,029
                                            =========          =========          =========

(a)  From inception, April 17, 2006 to December 31, 2006.

(j)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(k) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                              MTB                   MTB
                                                       LARGE CAP GROWTH       LARGE CAP VALUE
                                  MID CAP GROWTH            FUND II               FUND II
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $3,739                 $8,324
                                     ---------             ---------             ----------
EXPENSE:
 Mortality and expense risk
  charges                               (2,199)              (11,325)               (12,870)
                                     ---------             ---------             ----------
  Net investment income (loss)          (2,199)               (7,586)                (4,546)
                                     ---------             ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    354                   609                    609
 Net realized gain on
  distributions                         16,778                 7,752                 58,824
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     739                57,372                 62,531
                                     ---------             ---------             ----------
  Net gain (loss) on
   investments                          17,871                65,733                121,964
                                     ---------             ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,672               $58,147               $117,418
                                     =========             =========             ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MTB                   MTB                 COLUMBIA
                                  MANAGED               MANAGED               MARSICO
                                 ALLOCATION           ALLOCATION           INTERNATIONAL              COLUMBIA
                              FUND - MODERATE      FUND - AGGRESSIVE       OPPORTUNITIES             HIGH YIELD
                                 GROWTH II          GROWTH FUND II            FUND VS                 FUND VS
                                SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (L)         SUB-ACCOUNT (M)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $105,396                $228                 $122,118                $596,069
                                 ----------             -------             ------------            ------------
EXPENSE:
 Mortality and expense
  risk charges                      (61,995)               (108)                (605,163)               (353,972)
                                 ----------             -------             ------------            ------------
  Net investment income
   (loss)                            43,401                 120                 (483,045)                242,097
                                 ----------             -------             ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            8,026                   7                  349,438                 297,500
 Net realized gain on
  distributions                     207,821                 262                1,289,092                 202,713
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               89,811                 810                7,141,494               1,456,402
                                 ----------             -------             ------------            ------------
  Net gain (loss) on
   investments                      305,658               1,079                8,780,024               1,956,615
                                 ----------             -------             ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $349,059              $1,199               $8,296,979              $2,198,712
                                 ==========             =======             ============            ============


                                   COLUMBIA                 COLUMBIA                COLUMBIA
                                    MARSICO                 MARSICO                 MARSICO
                               FOCUSED EQUITIES              GROWTH               21ST CENTURY
                                    FUND VS                 FUND VS                 FUND VS
                                SUB-ACCOUNT (N)         SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                    $ --                 $22,798
                                 -------------            ------------            ------------
EXPENSE:
 Mortality and expense
  risk charges                      (1,172,913)               (789,680)               (174,531)
                                 -------------            ------------            ------------
  Net investment income
   (loss)                           (1,172,913)               (789,680)               (151,733)
                                 -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           3,519,861               2,302,535                  81,708
 Net realized gain on
  distributions                             --                      --                 415,619
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,136,174                 868,877               1,753,605
                                 -------------            ------------            ------------
  Net gain (loss) on
   investments                       6,656,035               3,171,412               2,250,932
                                 -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $5,483,122              $2,381,732              $2,099,199
                                 =============            ============            ============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   COLUMBIA MARSICO          OPPENHEIMER              PUTNAM
                                    MIDCAP GROWTH         GLOBAL SECURITIES          SMALL CAP
                                       FUND VS                  FUND                   VALUE
                                   SUB-ACCOUNT (Q)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                  $ --                   $ --
                                     ------------             ---------              ---------
EXPENSE:
 Mortality and expense risk
  charges                                (347,143)               (1,724)                (1,134)
                                     ------------             ---------              ---------
  Net investment income (loss)           (347,143)               (1,724)                (1,134)
                                     ------------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   269,683                     9                    (27)
 Net realized gain on
  distributions                         1,091,830                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  2,348,487                40,015                 16,865
                                     ------------             ---------              ---------
  Net gain (loss) on
   investments                          3,710,000                40,024                 16,838
                                     ------------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,362,857               $38,300                $15,704
                                     ============             =========              =========

(a)  From inception, April 17, 2006 to December 31, 2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PIONEER VCT
                                                                                   OAK RIDGE
                                                                                   LARGE CAP
                                  PIMCO VIT REAL          PIONEER FUND              GROWTH               PIONEER VCT
                                      RETURN             VCT PORTFOLIO             PORTFOLIO           VALUE PORTFOLIO
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                             $1,824                 $523,451                 $4,188                $112,202
                                     --------             ------------            -----------            ------------
EXPENSE:
 MORTALITY AND EXPENSE RISK
  CHARGES                                (499)                (756,111)              (233,038)               (752,952)
                                     --------             ------------            -----------            ------------
  NET INVESTMENT INCOME
   (LOSS)                               1,325                 (232,660)              (228,850)               (640,750)
                                     --------             ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 NET REALIZED GAIN (LOSS) ON
  SECURITY TRANSACTIONS                   417                  986,749                 12,273                 690,075
 NET REALIZED GAIN ON
  DISTRIBUTIONS                         2,320                       --                192,190               2,796,903
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS DURING THE
  YEAR                                 (3,105)               5,748,097                118,833               3,538,863
                                     --------             ------------            -----------            ------------
  NET GAIN (LOSS) ON
   INVESTMENTS                           (368)               6,734,846                323,296               7,025,841
                                     --------             ------------            -----------            ------------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                            $957               $6,502,186                $94,446              $6,385,091
                                     ========             ============            ===========            ============


                                 PIONEER MID CAP
                                    VALUE VCT           JENNISON 20/20           JENNISON
                                    PORTFOLIO          FOCUS PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                               $ --                   $ --                  $ --
                                     --------             ----------            ----------
EXPENSE:
 MORTALITY AND EXPENSE RISK
  CHARGES                                (511)               (12,014)              (19,401)
                                     --------             ----------            ----------
  NET INVESTMENT INCOME
   (LOSS)                                (511)               (12,014)              (19,401)
                                     --------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 NET REALIZED GAIN (LOSS) ON
  SECURITY TRANSACTIONS                     6                  3,721                  (947)
 NET REALIZED GAIN ON
  DISTRIBUTIONS                         1,315                 44,622                    --
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS DURING THE
  YEAR                                  7,920                 55,213                18,625
                                     --------             ----------            ----------
  NET GAIN (LOSS) ON
   INVESTMENTS                          9,241                103,556                17,678
                                     --------             ----------            ----------
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                          $8,730                $91,542               $(1,723)
                                     ========             ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       SP WILLIAM BLAIR
                                     PRUDENTIAL          INTERNATIONAL            ROYCE
                                       VALUE                GROWTH              SMALL-CAP
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,181               $3,858                 $262
                                     ----------            ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (15,307)              (5,319)              (2,408)
                                     ----------            ---------            ---------
  Net investment income (loss)           (5,126)              (1,461)              (2,146)
                                     ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,180                  741                  (75)
 Net realized gain on
  distributions                          34,764               20,115               19,484
 Net unrealized appreciation
  (depreciation) of
  investments during the year           126,785               30,593               20,981
                                     ----------            ---------            ---------
  Net gain (loss) on
   investments                          168,729               51,449               40,390
                                     ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $163,603              $49,988              $38,244
                                     ==========            =========            =========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     LEGG MASON                                     UBS
                                 SMITH BARNEY         PARTNERS           SMITH BARNEY          SERIES TRUST -
                                  GOVERNMENT        APPRECIATION             CASH             U.S. ALLOCATION
                                     FUND               FUND               PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT (R)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $863               $1,443              $10,426                $430,591
                                    ------            ---------            ---------            ------------
EXPENSE:
 Mortality and expense risk
  charges                             (205)              (1,613)              (2,250)               (226,643)
                                    ------            ---------            ---------            ------------
  Net investment income
   (loss)                              658                 (170)               8,176                 203,948
                                    ------            ---------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --                  285                   --                (451,672)
 Net realized gain on
  distributions                         --                9,452                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           --               11,110                   --               1,816,467
                                    ------            ---------            ---------            ------------
  Net gain (loss) on
   investments                          --               20,847                   --               1,364,795
                                    ------            ---------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $658              $20,677               $8,176              $1,568,743
                                    ======            =========            =========            ============

                                      VICTORY                                   WELLS FARGO
                                 VARIABLE INSURANCE                            ADVANTAGE VT
                                 DIVERSIFIED STOCK                           ASSET ALLOCATION
                                        FUND                COMSTOCK               FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (S)
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,146                 $ --                $7,410
                                     ----------              -------             ---------
EXPENSE:
 Mortality and expense risk
  charges                               (30,817)                (394)               (5,355)
                                     ----------              -------             ---------
  Net investment income
   (loss)                               (23,671)                (394)                2,055
                                     ----------              -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  53,881                   --                    76
 Net realized gain on
  distributions                          66,588                   --                 3,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year           164,031                6,954                26,107
                                     ----------              -------             ---------
  Net gain (loss) on
   investments                          284,500                6,954                29,783
                                     ----------              -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $260,829               $6,560               $31,838
                                     ==========              =======             =========

(a)  From inception, April 17, 2006 to December 31, 2006.

(r)  Formerly Smith Barney Appreciation Fund. Change effective April 7, 2006.

(s) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO           WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                  TOTAL RETURN BOND        EQUITY INCOME      INTERNATIONAL CORE
                                         FUND                  FUND                  FUND
                                   SUB-ACCOUNT (T)        SUB-ACCOUNT (U)       SUB-ACCOUNT (V)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,879                 $1,994                $2,853
                                       --------              ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                                (1,781)                (1,839)               (2,428)
                                       --------              ---------             ---------
  Net investment income (loss)            3,098                    155                   425
                                       --------              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (937)                 5,905                   853
 Net realized gain on
  distributions                              --                    305                 5,816
 Net unrealized appreciation
  (depreciation) of
  investments during the year               137                 13,527                18,271
                                       --------              ---------             ---------
  Net gain (loss) on
   investments                             (800)                19,737                24,940
                                       --------              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $2,298                $19,892               $25,365
                                       ========              =========             =========

(t) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(u) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(v) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO          STI CLASSIC VT
                                   ADVANTAGE VT          ADVANTAGE VT             CAPITAL
                                  LARGE COMPANY            SMALL CAP            APPRECIATION
                                   GROWTH FUND            GROWTH FUND               FUND
                                 SUB-ACCOUNT (W)        SUB-ACCOUNT (X)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                 $10,562
                                     --------               -------              ----------
EXPENSE:
 Mortality and expense risk
  charges                              (2,515)                 (630)                (68,054)
                                     --------               -------              ----------
  Net investment income
   (loss)                              (2,515)                 (630)                (57,492)
                                     --------               -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,233                   364                  50,122
 Net realized gain on
  distributions                            --                   939                 214,231
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,958                 6,556                 108,848
                                     --------               -------              ----------
  Net gain (loss) on
   investments                          4,191                 7,859                 373,201
                                     --------               -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,676                $7,229                $315,709
                                     ========               =======              ==========

                                  STI CLASSIC VT                              STI CLASSIC VT
                                    LARGE CAP           STI CLASSIC VT          LARGE CAP
                                  RELATIVE VALUE        MID-CAP EQUITY         VALUE EQUITY
                                       FUND                  FUND                  FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $32,333                $6,214               $28,244
                                    ----------            ----------            ----------
EXPENSE:
 Mortality and expense risk
  charges                              (46,929)              (29,681)              (36,441)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (14,596)              (23,467)               (8,197)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                152,449                61,327               138,238
 Net realized gain on
  distributions                        180,630               120,445                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,291               (26,213)              235,131
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         360,370               155,559               373,369
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $345,774              $132,092              $365,172
                                    ==========            ==========            ==========

(w) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(x) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                    CENTURY(R) VP         ALLIANCEBERNSTEIN       AIM V.I.
                                       CAPITAL              INTERNATIONAL          CAPITAL
                                     APPRECIATION               VALUE           APPRECIATION
                                         FUND                    FUND               FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(61,802)                $(5,922)           $(90,157)
 Net realized gain (loss) on
  security transactions                   (21,479)                 (1,063)           (522,325)
 Net realized gain on
  distributions                                --                   1,382                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             709,117                 216,266             940,670
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              625,836                 210,663             328,188
                                     ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                315,290                  29,516             127,731
 Net transfers                            234,701               1,893,715             202,501
 Surrenders for benefit
  payments and fees                      (388,876)                (91,126)         (1,154,735)
 Net annuity transactions                    (457)                     --                (895)
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       160,658               1,832,105            (825,398)
                                     ------------            ------------       -------------
 Net increase (decrease) in
  net assets                              786,494               2,042,768            (497,210)
NET ASSETS:
 Beginning of year                      4,195,231                      --           7,421,973
                                     ------------            ------------       -------------
 End of year                           $4,981,725              $2,042,768          $6,924,763
                                     ============            ============       =============

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      ALLIANCEBERNSTEIN VP
                                       AIM V.I.            AIM V.I.           ALLIANCEBERNSTEIN VP         GROWTH AND
                                     CORE EQUITY          HIGH YIELD              GLOBAL BOND                INCOME
                                         FUND                FUND                  PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (B)(C)      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $47,500            $342,018                   $(685)                $(7,704)
 Net realized gain (loss) on
  security transactions                 (3,496,313)           (557,590)                 (2,036)                 17,283
 Net realized gain on
  distributions                                 --                  --                  17,145                 239,327
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,326,276             677,526                  50,088                 410,776
                                    --------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,877,463             461,954                  64,512                 659,682
                                    --------------       -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  26,124               9,777                  61,453                  44,350
 Net transfers                            (655,270)              2,695                 304,512                (213,472)
 Surrenders for benefit
  payments and fees                     (2,988,514)         (1,635,848)               (279,566)               (665,229)
 Net annuity transactions                       --                  --                      --                  (8,298)
                                    --------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,617,660)         (1,623,376)                 86,399                (842,649)
                                    --------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (1,740,197)         (1,161,422)                150,911                (182,967)
NET ASSETS:
 Beginning of year                      15,861,370           6,081,554               1,914,402               4,823,618
                                    --------------       -------------            ------------            ------------
 End of year                           $14,121,173          $4,920,132              $2,065,313              $4,640,651
                                    ==============       =============            ============            ============


                                     AMERICAN             BB&T                      BB&T
                                   FUNDS GROWTH         MID CAP               CAPITAL MANAGER
                                       FUND            GROWTH VIF                EQUITY VIF
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $145            $(192,008)                 $(30,429)
 Net realized gain (loss) on
  security transactions                    271              120,988                    57,060
 Net realized gain on
  distributions                            273            1,097,540                   331,993
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,402             (795,033)                1,030,923
                                    ----------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,091              231,487                 1,389,547
                                    ----------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               6,257              222,026                    73,517
 Net transfers                         111,377              (42,974)                  688,908
 Surrenders for benefit
  payments and fees                        (13)          (1,938,809)                 (811,660)
 Net annuity transactions                   --                   --                        --
                                    ----------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    117,621           (1,759,757)                  (49,235)
                                    ----------       --------------            --------------
 Net increase (decrease) in
  net assets                           126,712           (1,528,270)                1,340,312
NET ASSETS:
 Beginning of year                          --           19,416,018                 9,774,894
                                    ----------       --------------            --------------
 End of year                          $126,712          $17,887,748               $11,115,206
                                    ==========       ==============            ==============

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                       BB&T
                                                                   BB&T               SPECIAL
                                          BB&T                   LARGE CAP         OPPORTUNITIES
                                     LARGE CAP VIF              GROWTH VIF          EQUITY VIF
                                    SUB-ACCOUNT (D)           SUB-ACCOUNT (E)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(16,550)               $(100,886)          $(124,446)
 Net realized gain (loss) on
  security transactions                   1,802,504                  185,588             104,884
 Net realized gain on
  distributions                                  --                   27,037             425,328
 Net unrealized appreciation
  (depreciation) of
  investments during the year            12,895,102                  152,110           1,514,185
                                     --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             14,681,056                  263,849           1,919,951
                                     --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  352,131                   91,496             111,236
 Net transfers                              369,231                 (576,684)           (504,346)
 Surrenders for benefit
  payments and fees                     (10,974,992)                (946,245)           (550,883)
 Net annuity transactions                     2,382                       --                  --
                                     --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,251,248)              (1,431,433)           (943,993)
                                     --------------            -------------       -------------
 Net increase (decrease) in
  net assets                              4,429,808               (1,167,584)            975,958
NET ASSETS:
 Beginning of year                       80,631,740               11,032,070           9,062,368
                                     --------------            -------------       -------------
 End of year                            $85,061,548               $9,864,486         $10,038,326
                                     ==============            =============       =============

(d) Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

(e)  Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                COLUMBIA
                                        BB&T                  CALVERT                 COLUMBIA               SMALL COMPANY
                                    TOTAL RETURN          SOCIAL BALANCED         ASSET ALLOCATION               GROWTH
                                      BOND VIF               PORTFOLIO                 FUND VS                  FUND VS
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT (G)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $51,004                 $33,956                 $274,726                 $(265,318)
 Net realized gain (loss) on
  security transactions                   (7,885)                 43,152                  572,468                 3,009,963
 Net realized gain on
  distributions                               --                  57,356                  982,375                 3,471,587
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (12,652)                101,936               (1,186,523)               (4,481,635)
                                    ------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              30,467                 236,400                  643,046                 1,734,597
                                    ------------            ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 4,893                 177,852                   14,580                   125,659
 Net transfers                            58,441                 (91,873)               1,018,466                   213,193
 Surrenders for benefit
  payments and fees                     (170,819)               (567,732)              (1,964,552)               (2,238,480)
 Net annuity transactions                     --                 (24,862)                      --                        --
                                    ------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (107,485)               (506,615)                (931,506)               (1,899,628)
                                    ------------            ------------            -------------            --------------
 Net increase (decrease) in
  net assets                             (77,018)               (270,215)                (288,460)                 (165,031)
NET ASSETS:
 Beginning of year                     1,855,003               3,607,637                8,786,229                16,782,484
                                    ------------            ------------            -------------            --------------
 End of year                          $1,777,985              $3,337,422               $8,497,769               $16,617,453
                                    ============            ============            =============            ==============


                                      COLUMBIA               EVERGREEN VA        EVERGREEN VA
                                   LARGE CAP VALUE             BALANCED             GROWTH
                                       FUND VS                   FUND                FUND
                                   SUB-ACCOUNT (H)            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $512,559                  $76,074           $(166,146)
 Net realized gain (loss) on
  security transactions                 6,667,969                   32,646             633,585
 Net realized gain on
  distributions                         2,861,882                       --             590,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,136,798)                 437,437               7,959
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,905,612                  546,157           1,065,602
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                108,433                  113,989              66,281
 Net transfers                            878,413                  224,284            (616,560)
 Surrenders for benefit
  payments and fees                    (4,388,043)              (1,158,439)         (2,137,442)
 Net annuity transactions                      --                  115,688              39,211
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,401,197)                (704,478)         (2,648,510)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            1,504,415                 (158,321)         (1,582,908)
NET ASSETS:
 Beginning of year                     31,844,923                7,209,242          12,458,314
                                    -------------            -------------       -------------
 End of year                          $33,349,338               $7,050,921         $10,875,406
                                    =============            =============       =============

(f)  Formerly Nations Asset Allocation Portfolio. Change effective May 1, 2006.

(g)  Formerly Nations Small Company Portfolio. Change effective May 1, 2006.

(h) Formerly Nations Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                EVERGREEN VA                                      EVERGREEN VA
                                INTERNATIONAL            EVERGREEN VA            SPECIAL VALUES
                                 EQUITY FUND              OMEGA FUND                  FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $650,428                $(119,672)               $(176,154)
 Net realized gain (loss) on
  security transactions               845,619                 (227,293)                  51,335
 Net realized gain on
  distributions                     1,479,546                       --                2,752,291
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,759,714                  671,905                1,436,739
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,735,307                  324,940                4,064,211
                                -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            292,005                   76,064                  498,296
 Net transfers                        253,467                 (689,209)               2,608,643
 Surrenders for benefit
  payments and fees                (3,988,150)              (1,134,647)              (1,720,748)
 Net annuity transactions              56,144                     (979)                      --
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,386,534)              (1,748,771)               1,386,191
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets                        2,348,773               (1,423,831)               5,450,402
NET ASSETS:
 Beginning of year                 28,491,439                9,197,623               20,043,763
                                -------------            -------------            -------------
 End of year                      $30,840,212               $7,773,792              $25,494,165
                                =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   EVERGREEN VA           EVERGREEN VA
                                   HIGH INCOME             FUNDAMENTAL           FIDELITY(R) VIP      FIDELITY(R) VIP
                                       FUND              LARGE CAP FUND          ASSET MANAGERSM          GROWTH
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $9,907                 $(40,524)                $66,913            $(129,789)
 Net realized gain (loss) on
  security transactions                 (4,352)                 889,710                 (68,559)            (450,017)
 Net realized gain on
  distributions                             --                  254,960                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,054                  652,471                 250,676            1,404,304
                                    ----------            -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,609                1,756,617                 249,030              824,498
                                    ----------            -------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                  --                   44,628                 314,969              914,116
 Net transfers                         (72,028)                (847,370)               (323,148)          (1,323,975)
 Surrenders for benefit
  payments and fees                    (13,443)              (3,519,132)               (477,665)          (1,408,059)
 Net annuity transactions                   --                  107,850                      --                 (454)
                                    ----------            -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (85,471)              (4,214,024)               (485,844)          (1,818,372)
                                    ----------            -------------            ------------        -------------
 Net increase (decrease) in
  net assets                           (71,862)              (2,457,407)               (236,814)            (993,874)
NET ASSETS:
 Beginning of year                     254,672               18,357,613               4,498,679           16,106,697
                                    ----------            -------------            ------------        -------------
 End of year                          $182,810              $15,900,206              $4,261,865          $15,112,823
                                    ==========            =============            ============        =============

                                                                                        FRANKLIN
                                    FIDELITY(R) VIP          FIDELITY(R) VIP             INCOME
                                     CONTRAFUND(R)               OVERSEAS           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9,505                 $(25,427)              $(1,069)
 Net realized gain (loss) on
  security transactions                    347,606                   (3,221)                  432
 Net realized gain on
  distributions                          2,121,360                   35,797                   182
 Net unrealized appreciation
  (depreciation) of
  investments during the year               52,543                  922,751                39,397
                                     -------------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,531,014                  929,900                38,942
                                     -------------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,393,789                  348,922                 7,927
 Net transfers                            (644,635)                 586,409               550,011
 Surrenders for benefit
  payments and fees                     (1,783,198)                (545,706)                 (153)
 Net annuity transactions                      (50)                      --                    --
                                     -------------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,034,094)                 389,625               557,785
                                     -------------             ------------            ----------
 Net increase (decrease) in
  net assets                             1,496,920                1,319,525               596,727
NET ASSETS:
 Beginning of year                      25,176,848                5,388,357                    --
                                     -------------             ------------            ----------
 End of year                           $26,673,768               $6,707,882              $596,727
                                     =============             ============            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIFTH THIRD              FIFTH THIRD         FIFTH THIRD
                                     BALANCED VIP          DISCIPLINED VALUE        MID CAP
                                         FUND                  VIP FUND            VIP FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,935                  $83,005           $(205,312)
 Net realized gain (loss) on
  security transactions                    16,512                  183,982             378,543
 Net realized gain on
  distributions                            12,380                  214,839                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              45,753                1,765,490           1,000,486
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               87,580                2,247,316           1,173,717
                                     ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 21,225                  246,846             243,707
 Net transfers                           (144,873)                (543,311)           (250,873)
 Surrenders for benefit
  payments and fees                       (77,994)              (1,136,926)         (1,356,183)
 Net annuity transactions                      --                       --                  --
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (201,642)              (1,433,391)         (1,363,349)
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets                             (114,062)                 813,925            (189,632)
NET ASSETS:
 Beginning of year                      1,300,723               12,915,036          13,955,777
                                     ------------            -------------       -------------
 End of year                           $1,186,661              $13,728,961         $13,766,145
                                     ============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          FIRST HORIZON
                                  FIFTH THIRD                CAPITAL               FIRST HORIZON           HARTFORD
                                QUALITY GROWTH            APPRECIATION              CORE EQUITY            ADVISERS
                                   VIP FUND                 PORTFOLIO                PORTFOLIO             HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT (I)          SUB-ACCOUNT (I)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(91,852)                 $(7,712)                $(13,238)           $26,646,783
 Net realized gain (loss)
  on security transactions             226,022                 (260,550)                (341,855)            86,594,027
 Net realized gain on
  distributions                             --                  847,321                  632,884            214,104,472
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 287,411                 (256,349)                (219,240)           (60,709,273)
                                 -------------            -------------            -------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                      421,581                  322,710                   58,551            266,636,009
                                 -------------            -------------            -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             191,688                       60                    4,503             22,840,651
 Net transfers                        (165,289)              (3,998,264)              (9,603,152)          (110,328,573)
 Surrenders for benefit
  payments and fees                 (1,220,131)                 (37,748)                 (97,349)          (529,255,353)
 Net annuity transactions                   --                       --                       --             (1,693,686)
                                 -------------            -------------            -------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,193,732)              (4,035,952)              (9,695,998)          (618,436,961)
                                 -------------            -------------            -------------       ----------------
 Net increase (decrease)
  in net assets                       (772,151)              (3,713,242)              (9,637,447)          (351,800,952)
NET ASSETS:
 Beginning of year                  13,234,691                3,713,242                9,637,447          3,338,380,867
                                 -------------            -------------            -------------       ----------------
 End of year                       $12,462,540                     $ --                     $ --         $2,986,579,915
                                 =============            =============            =============       ================

                                HARTFORD               HARTFORD               HARTFORD
                              TOTAL RETURN             CAPITAL              DIVIDEND AND
                                  BOND               APPRECIATION              GROWTH
                                HLS FUND               HLS FUND               HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $34,925,120            $(4,061,508)            $4,687,141
 Net realized gain (loss)
  on security transactions           426,966             42,382,867             15,670,021
 Net realized gain on
  distributions                      150,495            508,738,784            134,706,760
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            (2,086,912)            23,504,366            157,062,368
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                 33,415,669            570,564,509            312,126,290
                            ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                        11,382,576             14,975,094             23,047,768
 Net transfers                    48,375,366           (117,896,203)            24,760,706
 Surrenders for benefit
  payments and fees             (171,941,717)          (507,370,073)          (237,590,775)
 Net annuity transactions           (463,737)              (842,910)              (166,880)
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (112,647,512)          (611,134,092)          (189,949,181)
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets                  (79,231,843)           (40,569,583)           122,177,109
NET ASSETS:
 Beginning of year             1,129,973,990          4,156,913,393          1,789,393,712
                            ----------------       ----------------       ----------------
 End of year                  $1,050,742,147         $4,116,343,810         $1,911,570,821
                            ================       ================       ================

(i)  Fund closed February 22, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                  HARTFORD                  HARTFORD                  GLOBAL
                                    FOCUS               GLOBAL ADVISERS           COMMUNICATIONS
                                  HLS FUND                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(161,350)               $1,426,572                  $24,187
 Net realized gain (loss) on
  security transactions               261,679                 1,762,669                  470,283
 Net realized gain on
  distributions                     1,594,634                 3,545,897                1,329,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (196,870)                  363,406                 (532,854)
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,498,093                 7,098,544                1,291,392
                                -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                            408,264                   809,792                    1,318
 Net transfers                     (1,724,883)                 (948,255)              (1,312,993)
 Surrenders for benefit
  payments and fees                (2,366,445)              (16,042,726)                (911,957)
 Net annuity transactions                  --                   (56,202)                    (460)
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,683,064)              (16,237,391)              (2,224,092)
                                -------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (2,184,971)               (9,138,847)                (932,700)
NET ASSETS:
 Beginning of year                 22,236,554               107,028,504                8,511,211
                                -------------            --------------            -------------
 End of year                      $20,051,583               $97,889,657               $7,578,511
                                =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                                                        HARTFORD
                                   GLOBAL FINANCIAL          HARTFORD             HARTFORD              GLOBAL
                                       SERVICES           GLOBAL HEALTH        GLOBAL LEADERS         TECHNOLOGY
                                       HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $19,127          $(1,572,183)        $(1,948,460)            $(441,444)
 Net realized gain (loss) on
  security transactions                     360,773            2,636,169             970,114            (1,422,828)
 Net realized gain on
  distributions                             515,484           16,367,423          14,035,828                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,351,835           (7,019,086)         17,285,004             4,428,065
                                    ---------------       --------------       -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,247,219           10,412,323          30,342,486             2,563,793
                                    ---------------       --------------       -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                    4,709              291,915           3,504,391                54,130
 Net transfers                             (553,802)          (4,677,461)         (5,036,372)           (2,252,545)
 Surrenders for benefit
  payments and fees                      (1,135,803)         (12,996,424)        (28,011,317)           (3,180,404)
 Net annuity transactions                        --               48,050              (3,814)                 (370)
                                    ---------------       --------------       -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,684,896)         (17,333,920)        (29,547,112)           (5,379,189)
                                    ---------------       --------------       -------------        --------------
 Net increase (decrease) in
  net assets                                562,323           (6,921,597)            795,374            (2,815,396)
NET ASSETS:
 Beginning of year                       12,814,273          120,139,461         260,605,442            32,824,069
                                    ---------------       --------------       -------------        --------------
 End of year                            $13,376,596         $113,217,864        $261,400,816           $30,008,673
                                    ===============       ==============       =============        ==============

                                  HARTFORD                                  HARTFORD
                                DISCIPLINED            HARTFORD              GROWTH
                                   EQUITY               GROWTH           OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,271,519)         $(1,845,115)         $(1,512,605)
 Net realized gain (loss) on
  security transactions              (511,070)             866,510             (416,008)
 Net realized gain on
  distributions                            --            7,483,543           18,848,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,793,302           (2,803,719)              (5,750)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       26,010,713            3,701,219           16,914,354
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,899,360            2,781,311            7,856,637
 Net transfers                      4,688,936              350,522            4,264,586
 Surrenders for benefit
  payments and fees               (26,585,983)         (14,211,359)         (16,984,621)
 Net annuity transactions             (29,241)               2,230              (18,578)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,026,928)         (11,077,296)          (4,881,976)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        7,983,785           (7,376,077)          12,032,378
NET ASSETS:
 Beginning of year                254,116,267          128,568,424          175,769,890
                               --------------       --------------       --------------
 End of year                     $262,100,052         $121,192,347         $187,802,268
                               ==============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                                                          INTERNATIONAL
                                   HARTFORD             HARTFORD             CAPITAL
                                  HIGH YIELD             INDEX             APPRECIATION
                                   HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $25,788,484           $1,403,296          $(1,298,483)
 Net realized gain (loss) on
  security transactions              1,316,314           16,421,411              307,450
 Net realized gain on
  distributions                             --           52,821,532           16,336,685
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (9,063,128)          (7,341,967)          22,727,770
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        18,041,670           63,304,272           38,073,422
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,091,495            4,641,785            7,633,689
 Net transfers                         247,508          (17,863,902)          35,337,131
 Surrenders for benefit
  payments and fees                (25,968,241)         (78,025,642)         (18,935,789)
 Net annuity transactions              (39,298)            (604,687)             (18,553)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (23,668,536)         (91,852,446)          24,016,478
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (5,626,866)         (28,548,174)          62,089,900
NET ASSETS:
 Beginning of year                 205,819,913          513,048,323          161,444,315
                                --------------       --------------       --------------
 End of year                      $200,193,047         $484,500,149         $223,534,215
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD             HARTFORD
                                    INTERNATIONAL        INTERNATIONAL           HARTFORD             HARTFORD
                                    SMALL COMPANY        OPPORTUNITIES           MID CAP            MIDCAP VALUE
                                       HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $412,043           $4,864,495          $(1,342,769)         $(2,223,467)
 Net realized gain (loss) on
  security transactions                    702,092            3,165,082           10,563,796            7,853,442
 Net realized gain on
  distributions                         11,390,701           37,458,903           68,467,987           42,389,267
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,087,032           48,016,099          (32,204,535)           1,398,824
                                    --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,591,868           93,504,579           45,484,479           49,418,066
                                    --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               2,467,828            8,333,781              679,179              342,494
 Net transfers                          11,813,658           41,164,179          (21,663,921)         (13,584,409)
 Surrenders for benefit
  payments and fees                    (12,308,662)         (54,385,759)         (77,871,695)         (39,817,684)
 Net annuity transactions                   (5,969)            (133,712)              93,074              (18,094)
                                    --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,966,855           (5,021,511)         (98,763,363)         (53,077,693)
                                    --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                            24,558,723           88,483,068          (53,278,884)          (3,659,627)
NET ASSETS:
 Beginning of year                      81,846,296          415,235,601          495,779,211          333,878,534
                                    --------------       --------------       --------------       --------------
 End of year                          $106,405,019         $503,718,669         $442,500,327         $330,218,907
                                    ==============       ==============       ==============       ==============

                                                        HARTFORD
                                  HARTFORD              MORTGAGE                  HARTFORD
                                MONEY MARKET           SECURITIES              SMALL COMPANY
                                  HLS FUND              HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $9,861,869          $17,918,223               $(3,529,300)
 Net realized gain (loss) on
  security transactions                     --              707,286                13,735,701
 Net realized gain on
  distributions                             --                   --                43,732,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --          (12,325,156)              (17,699,159)
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,861,869            6,300,353                36,240,234
                               ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           4,758,019            1,997,114                 1,012,974
 Net transfers                     131,205,527          (10,460,403)               (7,163,237)
 Surrenders for benefit
  payments and fees               (213,841,682)         (32,225,148)              (42,204,037)
 Net annuity transactions             (116,252)            (118,330)                    7,913
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (77,994,388)         (40,806,767)              (48,346,387)
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (68,132,519)         (34,506,414)              (12,106,153)
NET ASSETS:
 Beginning of year                 373,662,599          228,336,468               299,807,630
                               ---------------       --------------            --------------
 End of year                      $305,530,080         $193,830,054              $287,701,477
                               ===============       ==============            ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                        HARTFORD              HARTFORD               U.S. GOVERNMENT
                                    SMALLCAP GROWTH            STOCK                    SECURITIES
                                        HLS FUND              HLS FUND                   HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,297,873)           $(1,177,579)               $4,663,474
 Net realized gain (loss) on
  security transactions                     189,574             92,001,820                   273,285
 Net realized gain on
  distributions                          11,886,424             93,494,274                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                     (682,687)            21,587,447                   864,228
                                     --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,095,438            205,905,962                 5,800,987
                                     --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                3,865,523             16,964,472                 2,765,703
 Net transfers                            1,965,149            (52,537,032)               27,851,459
 Surrenders for benefit
  payments and fees                     (17,838,586)          (246,111,509)              (66,833,515)
 Net annuity transactions                   (19,181)            (1,546,097)                  (37,378)
                                     --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,027,095)          (283,230,166)              (36,253,731)
                                     --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                             (2,931,657)           (77,324,204)              (30,452,744)
NET ASSETS:
 Beginning of year                      185,935,747          1,752,072,188               271,204,738
                                     --------------       ----------------            --------------
 End of year                           $183,004,090         $1,674,747,984              $240,751,994
                                     ==============       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    HARTFORD
                               HARTFORD              VALUE                   HARTFORD               HUNTINGTON VA
                                VALUE            OPPORTUNITIES             EQUITY INCOME               INCOME
                               HLS FUND             HLS FUND                 HLS FUND                EQUITY FUND
                             SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(190,497)           $(206,915)                $737,076                 $120,783
 Net realized gain (loss)
  on security transactions         703,220              253,580                  146,344                  378,472
 Net realized gain on
  distributions                  2,909,238           14,298,691                  131,950                  814,386
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          17,072,274            4,770,191               11,704,217                1,532,471
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               20,494,235           19,115,547               12,719,587                2,846,112
                            --------------       --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                       1,911,778            3,861,884                1,696,511                  406,555
 Net transfers                  27,379,416           16,933,350               41,244,476                 (541,439)
 Surrenders for benefit
  payments and fees            (12,897,517)         (13,251,183)              (8,659,165)              (2,719,049)
 Net annuity transactions          (29,405)              55,539                  (11,055)                      --
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        16,364,272            7,599,590               34,270,767               (2,853,933)
                            --------------       --------------            -------------            -------------
 Net increase (decrease)
  in net assets                 36,858,507           26,715,137               46,990,354                   (7,821)
NET ASSETS:
 Beginning of year              96,944,805          107,214,308               52,906,621               27,991,294
                            --------------       --------------            -------------            -------------
 End of year                  $133,803,312         $133,929,445              $99,896,975              $27,983,473
                            ==============       ==============            =============            =============


                                 HUNTINGTON VA                                     HUNTINGTON VA
                                   DIVIDEND               HUNTINGTON VA              MID CORP
                                 CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $602,658                $(165,478)               $(204,350)
 Net realized gain (loss)
  on security transactions             171,587                  159,963                  462,707
 Net realized gain on
  distributions                        713,657                  175,645                  215,848
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               2,779,266                  690,466                  483,912
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,267,168                  860,596                  958,117
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             568,654                  223,986                  462,511
 Net transfers                        (376,328)                (564,089)                (199,814)
 Surrenders for benefit
  payments and fees                 (3,042,744)              (1,213,690)              (1,796,515)
 Net annuity transactions                   --                       --                       --
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,850,418)              (1,553,793)              (1,533,818)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                      1,416,750                 (693,197)                (575,701)
NET ASSETS:
 Beginning of year                  30,727,915               15,399,684               18,148,453
                                 -------------            -------------            -------------
 End of year                       $32,144,665              $14,706,487              $17,572,752
                                 =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                    HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                     NEW ECONOMY               ROTATING             INTERNATIONAL
                                         FUND                MARKETS FUND            EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(90,008)               $(49,080)                  $(543)
 Net realized gain (loss) on
  security transactions                    65,105                  52,048                   3,656
 Net realized gain on
  distributions                            94,449                 179,925                   6,511
 Net unrealized appreciation
  (depreciation) of
  investments during the year             441,115                 668,486                 147,808
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              510,661                 851,379                 157,432
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                208,043                 103,920                 145,630
 Net transfers                            (46,993)                105,978                 908,035
 Surrenders for benefit
  payments and fees                      (491,983)               (470,719)                (21,116)
 Net annuity transactions                      --                      --                      --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (330,933)               (260,821)              1,032,549
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              179,728                 590,558               1,189,981
NET ASSETS:
 Beginning of year                      6,181,197               4,942,152                 204,648
                                     ------------            ------------            ------------
 End of year                           $6,360,925              $5,532,710              $1,394,629
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA           HUNTINGTON VA            BLACKROCK
                                   HUNTINGTON VA              MORTGAGE                 SITUS                  GLOBAL
                                   MACRO 100 FUND         SECURITIES FUND          SMALL CAP FUND        GROWTH V.I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(45,857)                $(2,010)               $(48,650)                $(762)
 Net realized gain (loss) on
  security transactions                   20,601                     782                     965                 1,313
 Net realized gain on
  distributions                           40,796                      --                  39,307                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            154,710                  18,150                  92,435                28,561
                                    ------------            ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             170,250                  16,922                  84,057                29,112
                                    ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               141,972                     457                 360,841                    --
 Net transfers                            87,415                 804,460                 219,372                23,640
 Surrenders for benefit
  payments and fees                     (241,620)                (37,702)               (294,388)               (7,214)
 Net annuity transactions                     --                      --                      --                    --
                                    ------------            ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (12,233)                767,215                 285,825                16,426
                                    ------------            ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             158,017                 784,137                 369,882                45,538
NET ASSETS:
 Beginning of year                     3,200,113                 284,375               2,901,577               137,541
                                    ------------            ------------            ------------            ----------
 End of year                          $3,358,130              $1,068,512              $3,271,459              $183,079
                                    ============            ============            ============            ==========

                                    BLACKROCK
                                      LARGE
                                       CAP              VAN KAMPEN UIF
                                      GROWTH           U.S REAL ESTATE           EQUITY AND
                                    V. I. FUND            PORTFOLIO                INCOME
                                 SUB-ACCOUNT (K)       SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,843)              $(1,921)                 $(747)
 Net realized gain (loss) on
  security transactions                    843                   (41)                   205
 Net realized gain on
  distributions                             --                 5,430                    200
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,457                71,683                 13,371
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,457                75,151                 13,029
                                    ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                  --                24,577                  3,291
 Net transfers                          (5,616)              705,571                187,755
 Surrenders for benefit
  payments and fees                     (6,142)               (2,584)                   224
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,758)              727,564                191,270
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets                            (3,301)              802,715                204,299
NET ASSETS:
 Beginning of year                     164,072                    --                     --
                                    ----------            ----------             ----------
 End of year                          $160,771              $802,715               $204,299
                                    ==========            ==========             ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(j)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(k) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                         MTB LARGE CAP         MTB LARGE CAP
                                   MID CAP GROWTH        GROWTH FUND II        VALUE FUND II
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,199)              $(7,586)              $(4,546)
 Net realized gain (loss) on
  security transactions                     354                   609                   609
 Net realized gain on
  distributions                          16,778                 7,752                58,824
 Net unrealized appreciation
  (depreciation) of
  investments during the year               739                57,372                62,531
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,672                58,147               117,418
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                3,496                 9,319                14,159
 Net transfers                          328,213                22,622                11,429
 Surrenders for benefit
  payments and fees                      (9,848)              (11,669)              (21,051)
 Net annuity transactions                    --                    --                    --
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     321,861                20,272                 4,537
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            337,533                78,419               121,955
NET ASSETS:
 Beginning of year                           --               661,214               746,497
                                     ----------            ----------            ----------
 End of year                           $337,533              $739,633              $868,452
                                     ==========            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   COLUMBIA
                                    MTB MANAGED            MTB MANAGED              MARSICO
                                  ALLOCATION FUND       ALLOCATION FUND-         INTERNATIONAL            COLUMBIA
                                      MODERATE             AGGRESSIVE            OPPORTUNITIES           HIGH YIELD
                                     GROWTH II           GROWTH FUND II             FUND VS               FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (L)       SUB-ACCOUNT (M)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $43,401                 $120                $(483,045)                $242,097
 Net realized gain (loss) on
  security transactions                    8,026                    7                  349,438                  297,500
 Net realized gain on
  distributions                          207,821                  262                1,289,092                  202,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year             89,811                  810                7,141,494                1,456,402
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             349,059                1,199                8,296,979                2,198,712
                                    ------------            ---------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                50,500                   --                  279,794                  159,671
 Net transfers                            79,385                   --                1,799,523                 (936,970)
 Surrenders for benefit
  payments and fees                     (273,229)                  (6)              (4,022,760)              (2,481,169)
 Net annuity transactions                     --                   --                     (853)                    (645)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (143,344)                  (6)              (1,944,296)              (3,259,113)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets                             205,715                1,193                6,352,683               (1,060,401)
NET ASSETS:
 Beginning of year                     4,094,576                8,900               40,029,027               25,051,782
                                    ------------            ---------            -------------            -------------
 End of year                          $4,300,291              $10,093              $46,381,710              $23,991,381
                                    ============            =========            =============            =============


                                            COLUMBIA                                           COLUMBIA
                               COLUMBIA MARSICO FOCUSED               COLUMBIA                  MARSICO
                               HIGH YIELD   EQUITIES               MARSICO GROWTH            21ST CENTURY
                               FUND VS      FUND VS                   FUND VS                   FUND VS
                               SUB-ACCOUNT (M) OUNT (N)           SUB-ACCOUNT (O)           SUB-ACCOUNT (P)
-----------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,172,913)                $(789,680)               $(151,733)
 Net realized gain (loss) on
  security transactions                       3,519,861                 2,302,535                   81,708
 Net realized gain on
  distributions                                      --                        --                  415,619
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 3,136,174                   868,877                1,753,605
                                         --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                  5,483,122                 2,381,732                2,099,199
                                         --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      452,678                   285,759                  197,534
 Net transfers                               (3,853,662)               (2,014,235)               2,731,960
 Surrenders for benefit
  payments and fees                         (13,630,399)              (10,116,898)              (2,548,282)
 Net annuity transactions                       (22,519)                   (4,400)                      --
                                         --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (17,053,902)              (11,849,774)                 381,212
                                         --------------            --------------            -------------
 Net increase (decrease) in
  net assets                                (11,570,780)               (9,468,042)               2,480,411
NET ASSETS:
 Beginning of year                           96,469,335                64,080,425               11,293,312
                                         --------------            --------------            -------------
 End of year                                $84,898,555               $54,612,383              $13,773,723
                                         ==============            ==============            =============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO          OPPENHEIMER
                                     MIDCAP GROWTH        GLOBAL SECURITIES           PUTNAM
                                        FUND VS                  FUND            SMALL CAP VALUE
                                    SUB-ACCOUNT (Q)        SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(347,143)              $(1,724)              $(1,134)
 Net realized gain (loss) on
  security transactions                    269,683                     9                   (27)
 Net realized gain on
  distributions                          1,091,830                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   2,348,487                40,015                16,865
                                     -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,362,857                38,300                15,704
                                     -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 197,567                 6,519                 2,824
 Net transfers                            (101,927)              366,720               280,181
 Surrenders for benefit
  payments and fees                     (2,269,471)               (1,178)               (4,034)
 Net annuity transactions                       --                    --                    --
                                     -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,173,831)              372,061               278,971
                                     -------------            ----------            ----------
 Net increase (decrease) in
  net assets                             1,189,026               410,361               294,675
NET ASSETS:
 Beginning of year                      21,919,164                    --                    --
                                     -------------            ----------            ----------
 End of year                           $23,108,190              $410,361              $294,675
                                     =============            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PIONEER VCT
                                    PIMCO VIT        PIONEER FUND               OAK RIDGE          PIONEER VCT
                                      REAL               VCT                LARGE CAP GROWTH          VALUE
                                     RETURN           PORTFOLIO                 PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (A)     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,325            $(232,660)               $(228,850)           $(640,750)
 Net realized gain (loss) on
  security transactions                   417              986,749                   12,273              690,075
 Net realized gain on
  distributions                         2,320                   --                  192,190            2,796,903
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (3,105)           5,748,097                  118,833            3,538,863
                                    ---------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              957            6,502,186                   94,446            6,385,091
                                    ---------       --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                              1,217              406,568                  189,530              324,129
 Net transfers                         91,120           (3,293,307)                  76,439           (3,795,882)
 Surrenders for benefit
  payments and fees                    (1,182)          (9,162,471)              (2,112,105)          (9,424,128)
 Net annuity transactions                  --                   --                       --                   --
                                    ---------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    91,155          (12,049,210)              (1,846,136)         (12,895,881)
                                    ---------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets                           92,112           (5,547,024)              (1,751,690)          (6,510,790)
NET ASSETS:
 Beginning of year                         --           51,582,874               14,864,782           55,774,951
                                    ---------       --------------            -------------       --------------
 End of year                          $92,112          $46,035,850              $13,113,092          $49,264,161
                                    =========       ==============            =============       ==============


                                      PIONEER MID CAP         JENNISON 20/20
                                         VALUE VCT                FOCUS                  JENNISON
                                         PORTFOLIO              PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(511)               $(12,014)               $(19,401)
 Net realized gain (loss) on
  security transactions                           6                   3,721                    (947)
 Net realized gain on
  distributions                               1,315                  44,622                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                        7,920                  55,213                  18,625
                                         ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                  8,730                  91,542                  (1,723)
                                         ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      923                   2,467                   1,900
 Net transfers                              125,202                 300,209                  69,158
 Surrenders for benefit
  payments and fees                          (1,153)                (22,684)                (39,504)
 Net annuity transactions                        --                      --                  (1,119)
                                         ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         124,972                 279,992                  30,435
                                         ----------            ------------            ------------
 Net increase (decrease) in
  net assets                                133,702                 371,534                  28,712
NET ASSETS:
 Beginning of year                               --                 645,691               1,371,260
                                         ----------            ------------            ------------
 End of year                               $133,702              $1,017,225              $1,399,972
                                         ==========            ============            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          SP WILLIAM BLAIR
                                                           INTERNATIONAL
                                      PRUDENTIAL               GROWTH           ROYCE SMALL-CAP
                                   VALUE PORTFOLIO           PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,126)              $(1,461)              $(2,146)
 Net realized gain (loss) on
  security transactions                     7,180                   741                   (75)
 Net realized gain on
  distributions                            34,764                20,115                19,484
 Net unrealized appreciation
  (depreciation) of
  investments during the year             126,785                30,593                20,981
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              163,603                49,988                38,244
                                     ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 22,477                    --                 7,838
 Net transfers                              6,385               174,152               399,193
 Surrenders for benefit
  payments and fees                       (30,140)               (5,598)               (9,007)
 Net annuity transactions                      --                    --                    --
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (1,278)              168,554               398,024
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              162,325               218,542               436,268
NET ASSETS:
 Beginning of year                        927,052               169,247                    --
                                     ------------            ----------            ----------
 End of year                           $1,089,377              $387,789              $436,268
                                     ============            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   UBS SERIES
                                  SMITH BARNEY            LEGG MASON                              TRUST - U.S.
                                   GOVERNMENT              PARTNERS             SMITH BARNEY       ALLOCATION
                                      FUND            APPRECIATION FUND        CASH PORTFOLIO       PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (R)          SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $658                  $(170)                $8,176            $203,948
 Net realized gain (loss) on
  security transactions                    --                    285                     --            (451,672)
 Net realized gain on
  distributions                            --                  9,452                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                 11,110                     --           1,816,467
                                    ---------             ----------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              658                 20,677                  8,176           1,568,743
                                    ---------             ----------             ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                     --              60,980
 Net transfers                             --                     --                     --            (340,734)
 Surrenders for benefit
  payments and fees                    (1,711)                (2,150)               (33,373)         (2,914,775)
 Net annuity transactions                  --                     --                     --                  --
                                    ---------             ----------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,711)                (2,150)               (33,373)         (3,194,529)
                                    ---------             ----------             ----------       -------------
 Net increase (decrease) in
  net assets                           (1,053)                18,527                (25,197)         (1,625,786)
NET ASSETS:
 Beginning of year                     20,251                153,987                248,741          18,471,510
                                    ---------             ----------             ----------       -------------
 End of year                          $19,198               $172,514               $223,544         $16,845,724
                                    =========             ==========             ==========       =============

                                  VICTORY VARIABLE                               WELLS FARGO
                                     INSURANCE                                   ADVANTAGE VT
                                 DIVERSIFIED STOCK                             ASSET ALLOCATION
                                        FUND                 COMSTOCK                FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)       SUB-ACCOUNT (S)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,671)                $(394)               $2,055
 Net realized gain (loss) on
  security transactions                   53,881                    --                    76
 Net realized gain on
  distributions                           66,588                    --                 3,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year            164,031                 6,954                26,107
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             260,829                 6,560                31,838
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 1,867                 1,711                 1,000
 Net transfers                           (47,352)              117,032                 5,862
 Surrenders for benefit
  payments and fees                     (153,770)                  (12)                  (51)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (199,255)              118,731                 6,811
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              61,574               125,291                38,649
NET ASSETS:
 Beginning of year                     2,279,126                    --               304,028
                                    ------------            ----------            ----------
 End of year                          $2,340,700              $125,291              $342,677
                                    ============            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(r)  Formerly Smith Barney Appreciation Fund. Change effective April 7, 2006.

(s) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            WELLS FARGO            WELLS FARGO
                                     WELLS FARGO            ADVANTAGE VT           ADVANTAGE VT
                                  ADVANTAGE VT TOTAL       EQUITY INCOME        INTERNATIONAL CORE
                                   RETURN BOND FUND             FUND                   FUND
                                   SUB-ACCOUNT (T)        SUB-ACCOUNT (U)        SUB-ACCOUNT (V)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,098                   $155                   $425
 Net realized gain (loss) on
  security transactions                     (937)                 5,905                    853
 Net realized gain on
  distributions                               --                    305                  5,816
 Net unrealized appreciation
  (depreciation) of
  investments during the year                137                 13,527                 18,271
                                      ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,298                 19,892                 25,365
                                      ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 1,560                  1,320                    900
 Net transfers                           (41,466)               (50,339)                76,570
 Surrenders for benefit
  payments and fees                       (1,015)                (2,196)                (2,521)
 Net annuity transactions                     --                     --                     --
                                      ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (40,921)               (51,215)                74,949
                                      ----------             ----------             ----------
 Net increase (decrease) in
  net assets                             (38,623)               (31,323)               100,314
NET ASSETS:
Beginning of year                        143,185                159,160                 81,375
                                      ----------             ----------             ----------
End of year                             $104,562               $127,837               $181,689
                                      ==========             ==========             ==========

(t) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(u) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(v) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                       STI CLASSIC VT
                                   ADVANTAGE VT              WELLS FARGO                  CAPITAL
                                   LARGE COMPANY          ADVANTAGE VT SMALL           APPRECIATION
                                    GROWTH FUND            CAP GROWTH FUND                 FUND
                                  SUB-ACCOUNT (W)          SUB-ACCOUNT (X)              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,515)                   $(630)                   $(57,492)
 Net realized gain (loss) on
  security transactions                   2,233                      364                      50,122
 Net realized gain on
  distributions                              --                      939                     214,231
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,958                    6,556                     108,848
                                    -----------               ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,676                    7,229                     315,709
                                    -----------               ----------               -------------
UNIT TRANSACTIONS:
 Purchases                                1,665                      225                     116,764
 Net transfers                          (12,975)                  20,780                      (4,439)
 Surrenders for benefit
  payments and fees                      (2,811)                    (696)                   (447,238)
 Net annuity transactions                    --                       --                          --
                                    -----------               ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,121)                  20,309                    (334,913)
                                    -----------               ----------               -------------
 Net increase (decrease) in
  net assets                            (12,445)                  27,538                     (19,204)
NET ASSETS:
Beginning of year                       186,508                   21,156                   3,796,973
                                    -----------               ----------               -------------
End of year                            $174,063                  $48,694                  $3,777,769
                                    ===========               ==========               =============

                                   STI CLASSIC VT                                    STI CLASSIC VT
                                      LARGE CAP             STI CLASSIC VT              LARGE CAP
                                   RELATIVE VALUE           MID-CAP EQUITY            VALUE EQUITY
                                        FUND                     FUND                     FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(14,596)                $(23,467)                 $(8,197)
 Net realized gain (loss) on
  security transactions                   152,449                   61,327                  138,238
 Net realized gain on
  distributions                           180,630                  120,445                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              27,291                  (26,213)                 235,131
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              345,774                  132,092                  365,172
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73,779                   27,838                    8,446
 Net transfers                            (32,506)                  35,537                  (26,805)
 Surrenders for benefit
  payments and fees                      (455,398)                (245,516)                (411,762)
 Net annuity transactions                      --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (414,125)                (182,141)                (430,121)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              (68,351)                 (50,049)                 (64,949)
NET ASSETS:
Beginning of year                       2,689,834                1,633,765                2,033,106
                                    -------------            -------------            -------------
End of year                            $2,621,483               $1,583,716               $1,968,157
                                    =============            =============            =============

(w) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(x) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       AMERICAN
                                    CENTURY(R) VP         AIM V.I.
                                       CAPITAL             CAPITAL                 AIM V.I.
                                     APPRECIATION       APPRECIATION              HIGH YIELD
                                         FUND               FUND                     FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(42,682)           $(92,076)               $455,580
 Net realized gain (loss) on
  security transactions                     7,189            (627,916)               (105,299)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             715,280           1,217,294                (270,032)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              679,787             497,302                  80,249
                                     ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                268,611              74,720                  42,111
 Net transfers                            778,235            (575,149)                198,255
 Surrenders for benefit
  payments and fees                      (537,031)           (726,675)               (684,000)
 Net annuity transactions                    (393)               (928)                     --
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       509,422          (1,228,032)               (443,634)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets                            1,189,209            (730,730)               (363,385)
NET ASSETS:
 Beginning of year                      3,006,022           8,152,703               6,444,939
                                     ------------       -------------            ------------
 End of year                           $4,195,231          $7,421,973              $6,081,554
                                     ============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              AIM V.I.            ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN              BB&T
                               PREMIER                VP GLOBAL             VP GROWTH AND               MID CAP
                             EQUITY FUND            BOND PORTFOLIO         INCOME PORTFOLIO           GROWTH VIF
                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(88,929)               $156,122                 $(3,878)               $(240,088)
 Net realized gain (loss)
  on security transactions     (2,348,449)                (10,720)                 10,837                   69,034
 Net realized gain on
  distributions                        --                  23,973                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          3,072,303                (365,188)                146,497                2,318,528
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                 634,925                (195,813)                153,456                2,147,474
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         84,281                     839                  88,596                1,168,980
 Net transfers                 (1,538,465)                367,216                 372,099                1,600,929
 Surrenders for benefit
  payments and fees            (2,867,598)               (175,780)               (297,755)              (1,219,196)
 Net annuity transactions              --                      --                  38,721                       --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (4,321,782)                192,275                 201,661                1,550,713
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                (3,686,857)                 (3,538)                355,117                3,698,187
NET ASSETS:
 Beginning of year             19,548,227               1,917,940               4,468,501               15,717,831
                            -------------            ------------            ------------            -------------
 End of year                  $15,861,370              $1,914,402              $4,823,618              $19,416,018
                            =============            ============            ============            =============


                                     BB&T                    BB&T                     BB&T
                               CAPITAL MANAGER             LARGE CAP              LARGE COMPANY
                                  EQUITY VIF               VALUE VIF               GROWTH VIF
                               SUB-ACCOUNT (B)          SUB-ACCOUNT (C)          SUB-ACCOUNT (D)
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $12,676                 $454,705                $(113,396)
 Net realized gain (loss)
  on security transactions             41,919                1,004,577                   57,935
 Net realized gain on
  distributions                            --                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                463,129                2,872,315                  133,025
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     517,724                4,331,597                   77,564
                                 ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            707,458                1,935,512                  783,016
 Net transfers                        912,972                  976,485                  632,125
 Surrenders for benefit
  payments and fees                  (715,424)              (8,279,367)                (766,153)
 Net annuity transactions                  --                     (105)                      --
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              905,006               (5,367,475)                 648,988
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets                     1,422,730               (1,035,878)                 726,552
NET ASSETS:
 Beginning of year                  8,352,164               81,667,618               10,305,518
                                 ------------            -------------            -------------
 End of year                       $9,774,894              $80,631,740              $11,032,070
                                 ============            =============            =============

(a)  Formerly BB&T Mid Cap Growth Fund Sub-Account. Change effective May 2,
     2005.

(b) Formerly BB&T Capital Manager Equity Fund Sub-Account. Change effective May 2, 2005.

(c)  Formerly BB&T Large Cap Value Fund Sub-Account. Change effective May 2,
     2005.

(d) Formerly BB&T Large Company Growth Fund Sub-Account. Change effective May 2, 2005.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                       CALVERT
                                     BB&T SPECIAL                                       SOCIAL
                                    OPPORTUNITIES             BB&T TOTAL               BALANCED
                                      EQUITY VIF           RETURN BOND VIF            PORTFOLIO
                                   SUB-ACCOUNT (E)         SUB-ACCOUNT (F)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(102,651)                $36,658                 $18,977
 Net realized gain (loss) on
  security transactions                     4,094                    (374)                  6,235
 Net realized gain on
  distributions                           128,950                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             374,345                 (27,377)                131,096
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              404,738                   8,907                 156,308
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              3,966,350                 625,779                 232,052
 Net transfers                          2,137,906                 756,356                 287,228
 Surrenders for benefit
  payments and fees                      (442,298)                (15,497)               (568,460)
 Net annuity transactions                      --                      --                 (26,667)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,661,958               1,366,638                 (75,847)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            6,066,696               1,375,545                  80,461
NET ASSETS:
 Beginning of year                      2,995,672                 479,458               3,527,176
                                     ------------            ------------            ------------
 End of year                           $9,062,368              $1,855,003              $3,607,637
                                     ============            ============            ============

(e) Formerly BB&T Special Opportunities Equity Fund Sub-Account. Change effective May 2, 2005.

(f) Formerly BB&T Total Return Bond Fund Sub-Account. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     EVERGREEN VA
                                     EVERGREEN VA              EVERGREEN VA          INTERNATIONAL         EVERGREEN VA
                                    BALANCED FUND               GROWTH FUND           EQUITY FUND           OMEGA FUND
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT (H)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $70,387                  $(169,407)             $256,538             $(116,994)
 Net realized gain (loss) on
  security transactions                    (17,877)                   489,646               350,489              (509,398)
 Net realized gain on
  distributions                                 --                         --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              210,211                    241,571             3,022,119               795,258
                                    --------------            ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                               262,721                    561,810             3,629,146               168,866
                                    --------------            ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                  57,701                    136,806             2,312,727               100,100
 Net transfers                            (251,935)                  (399,087)            2,529,514              (941,283)
 Surrenders for benefit
  payments and fees                       (981,725)                (1,435,131)           (2,828,019)             (759,408)
 Net annuity transactions                       --                     (5,207)               (5,558)                 (989)
                                    --------------            ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,175,959)                (1,702,619)            2,008,664            (1,601,580)
                                    --------------            ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                              (913,238)                (1,140,809)            5,637,810            (1,432,714)
NET ASSETS:
 Beginning of year                       8,122,480                 13,599,123            22,853,629            10,630,337
                                    --------------            ---------------       ---------------       ---------------
 End of year                            $7,209,242                $12,458,314           $28,491,439            $9,197,623
                                    ==============            ===============       ===============       ===============

                                EVERGREEN VA             EVERGREEN VA             EVERGREEN VA
                                   SPECIAL                   HIGH                  FUNDAMENTAL
                                 VALUES FUND              INCOME FUND            LARGE CAP FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (I)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(74,220)               $11,867                   $(65,493)
 Net realized gain (loss) on
  security transactions                 29,258                    472                    112,980
 Net realized gain on
  distributions                      1,897,374                     --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (289,733)               (11,594)                 1,243,006
                               ---------------            -----------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,562,679                    745                  1,290,493
                               ---------------            -----------            ---------------
UNIT TRANSACTIONS:
 Purchases                           2,371,602                     --                    601,224
 Net transfers                       4,030,744                 16,790                 (1,295,668)
 Surrenders for benefit
  payments and fees                   (856,389)               (20,614)                (2,271,635)
 Net annuity transactions                   --                     --                     (4,339)
                               ---------------            -----------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  5,545,957                 (3,824)                (2,970,418)
                               ---------------            -----------            ---------------
 Net increase (decrease) in
  net assets                         7,108,636                 (3,079)                (1,679,925)
NET ASSETS:
 Beginning of year                  12,935,127                257,751                 20,037,538
                               ---------------            -----------            ---------------
 End of year                       $20,043,763               $254,672                $18,357,613
                               ===============            ===========            ===============

(g) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.

(h) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

(i) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Sub-Account (formerly Evergreen VA Growth & Income Sub-Account.)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP
                                        ASSET           FIDELITY(R) VIP       FIDELITY(R) VIP
                                     MANAGER(SM)            GROWTH             CONTRAFUND(R)
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $74,262            $(118,050)            $(219,899)
 Net realized gain (loss) on
  security transactions                   (73,288)            (914,020)              183,766
 Net realized gain on
  distributions                             1,708                   --                 4,164
 Net unrealized appreciation
  (depreciation) of
  investments during the year             118,730            1,699,213             3,466,764
                                     ------------        -------------         -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              121,412              667,143             3,434,795
                                     ------------        -------------         -------------
UNIT TRANSACTIONS:
 Purchases                                347,806              986,035             1,324,305
 Net transfers                           (156,546)          (1,058,334)            1,826,815
 Surrenders for benefit
  payments and fees                      (856,887)          (2,621,758)           (3,455,182)
 Net annuity transactions                      --                 (441)                  (37)
                                     ------------        -------------         -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (665,627)          (2,694,498)             (304,099)
                                     ------------        -------------         -------------
 Net increase (decrease) in
  net assets                             (544,215)          (2,027,355)            3,130,696
NET ASSETS:
 Beginning of year                      5,042,894           18,134,052            22,046,152
                                     ------------        -------------         -------------
 End of year                           $4,498,679          $16,106,697           $25,176,848
                                     ============        =============         =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FIFTH THIRD
                                                            FIFTH THIRD         DISCIPLINED         FIFTH THIRD
                                  FIDELITY(R) VIP             BALANCED             VALUE              MID CAP
                                      OVERSEAS                VIP FUND           VIP FUND            VIP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,328)                   $272            $(25,386)          $(186,203)
 Net realized gain (loss) on
  security transactions                   34,777                   6,865              18,935              67,789
 Net realized gain on
  distributions                           27,382                  34,983                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            794,825                 (35,556)            605,040           1,240,607
                                    ------------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             832,656                   6,564             598,589           1,122,193
                                    ------------            ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               310,410                  51,410           1,248,769           1,344,414
 Net transfers                           179,509                  42,015             483,894              15,301
 Surrenders for benefit
  payments and fees                     (700,519)                (65,497)           (682,744)           (811,639)
 Net annuity transactions                     --                      --                  --                  --
                                    ------------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (210,600)                 27,928           1,049,919             548,076
                                    ------------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets                             622,056                  34,492           1,648,508           1,670,269
NET ASSETS:
 Beginning of year                     4,766,301               1,266,231          11,266,528          12,285,508
                                    ------------            ------------       -------------       -------------
 End of year                          $5,388,357              $1,300,723         $12,915,036         $13,955,777
                                    ============            ============       =============       =============

                                FIFTH THIRD            FIRST HORIZON
                                  QUALITY                 CAPITAL          FIRST HORIZON
                                  GROWTH                APPRECIATION        CORE EQUITY
                                 VIP FUND                PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(186,903)               $(56,226)           $(35,794)
 Net realized gain (loss) on
  security transactions              122,393                  20,506             350,698
 Net realized gain on
  distributions                           --                 240,439             229,998
 Net unrealized appreciation
  (depreciation) of
  investments during the year        672,204                (158,640)         (1,116,959)
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         607,694                  46,079            (572,057)
                               -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,123,801                 290,039             131,577
 Net transfers                      (574,234)               (313,703)         (3,066,253)
 Surrenders for benefit
  payments and fees                 (811,869)               (207,156)           (707,596)
 Net annuity transactions                 --                      --                  --
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (262,302)               (230,820)         (3,642,272)
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets                         345,392                (184,741)         (4,214,329)
NET ASSETS:
 Beginning of year                12,889,299               3,897,983          13,851,776
                               -------------            ------------       -------------
 End of year                     $13,234,691              $3,713,242          $9,637,447
                               =============            ============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           HARTFORD               HARTFORD
                                    HARTFORD             TOTAL RETURN             CAPITAL
                                    ADVISERS                 BOND               APPRECIATION
                                    HLS FUND               HLS FUND               HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT (J)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $62,090,232            $67,149,252           $(18,610,393)
 Net realized gain (loss) on
  security transactions              122,422,305              2,044,595            (14,941,211)
 Net realized gain on
  distributions                      192,264,735              8,189,861            557,789,432
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (187,552,913)           (66,937,615)            (4,032,213)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         189,224,359             10,446,093            520,205,615
                                ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            46,444,135             46,044,997             30,720,376
 Net transfers                      (144,226,789)            58,065,322            (20,632,325)
 Surrenders for benefit
  payments and fees                 (481,345,650)          (125,042,127)          (423,840,197)
 Net annuity transactions             (1,962,183)              (217,163)              (968,225)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (581,090,487)           (21,148,971)          (414,720,371)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                        (391,866,128)           (10,702,878)           105,485,244
NET ASSETS:
 Beginning of year                 3,730,246,995          1,140,676,868          4,051,428,149
                                ----------------       ----------------       ----------------
 End of year                      $3,338,380,867         $1,129,973,990         $4,156,913,393
                                ================       ================       ================

(j)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                                                                HARTFORD
                                 DIVIDEND AND           HARTFORD                  HARTFORD                  GLOBAL
                                    GROWTH                FOCUS               GLOBAL ADVISERS           COMMUNICATIONS
                                   HLS FUND             HLS FUND                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $7,191,542             $29,066                $2,438,954                 $196,024
 Net realized gain (loss) on
  security transactions               4,629,677              71,374                   692,872                  528,172
 Net realized gain on
  distributions                      76,862,555             775,606                        --                   20,458
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (10,264,412)            725,892                (1,161,127)                 510,967
                               ----------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         78,419,362           1,601,938                 1,970,699                1,255,621
                               ----------------       -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           68,217,969             563,953                 2,461,685                    2,131
 Net transfers                      125,319,564             651,761                 4,364,725               (1,037,288)
 Surrenders for benefit
  payments and fees                (194,139,284)         (1,939,902)              (13,196,576)                (575,554)
 Net annuity transactions              (115,689)                 --                  (106,554)                    (416)
                               ----------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (717,440)           (724,188)               (6,476,720)              (1,611,127)
                               ----------------       -------------            --------------            -------------
 Net increase (decrease) in
  net assets                         77,701,922             877,750                (4,506,021)                (355,506)
NET ASSETS:
 Beginning of year                1,711,691,790          21,358,804               111,534,525                8,866,717
                               ----------------       -------------            --------------            -------------
 End of year                     $1,789,393,712         $22,236,554              $107,028,504               $8,511,211
                               ================       =============            ==============            =============

                                      HARTFORD
                                  GLOBAL FINANCIAL         HARTFORD             HARTFORD
                                      SERVICES          GLOBAL HEALTH        GLOBAL LEADERS
                                      HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $208,508          $(1,573,866)         $(1,893,137)
 Net realized gain (loss) on
  security transactions                   197,945            1,947,047            2,291,226
 Net realized gain on
  distributions                            11,736            8,196,239                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             599,182            3,173,906            1,983,863
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,017,371           11,743,326            2,381,952
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  7,249              148,914           12,916,390
 Net transfers                           (538,994)          (6,975,930)          (9,597,053)
 Surrenders for benefit
  payments and fees                      (961,745)         (10,656,175)         (23,462,853)
 Net annuity transactions                      --               11,898               62,444
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,493,490)         (17,471,293)         (20,081,072)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                             (476,119)          (5,727,967)         (17,699,120)
NET ASSETS:
 Beginning of year                     13,290,392          125,867,428          278,304,562
                                    -------------       --------------       --------------
 End of year                          $12,814,273         $120,139,461         $260,605,442
                                    =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                                   GLOBAL            DISCIPLINED            HARTFORD
                                 TECHNOLOGY             EQUITY               GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(376,320)           $(773,376)         $(1,772,260)
 Net realized gain (loss) on
  security transactions            (2,141,142)            (839,476)             (72,607)
 Net realized gain on
  distributions                            --                   --            4,794,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,161,529           13,965,084            1,723,716
                                -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,644,067           12,352,232            4,673,133
                                -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             32,168           20,757,208            9,080,943
 Net transfers                     (4,637,865)          30,198,301           20,319,524
 Surrenders for benefit
  payments and fees                (2,884,078)         (19,731,383)          (9,092,673)
 Net annuity transactions              (5,041)              47,017              (38,321)
                                -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (7,494,816)          31,271,143           20,269,473
                                -------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (4,850,749)          43,623,375           24,942,606
NET ASSETS:
 Beginning of year                 37,674,818          210,492,892          103,625,818
                                -------------       --------------       --------------
 End of year                      $32,824,069         $254,116,267         $128,568,424
                                =============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 HARTFORD
                                  HARTFORD                                                    INTERNATIONAL
                                   GROWTH              HARTFORD             HARTFORD             CAPITAL
                               OPPORTUNITIES          HIGH YIELD             INDEX             APPRECIATION
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,706,068)         $10,710,512           $2,718,016            $(856,132)
 Net realized gain (loss) on
  security transactions               353,671            2,751,780           14,520,984              208,073
 Net realized gain on
  distributions                    10,790,720                   --           16,506,998            7,037,793
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,630,020          (11,358,072)         (18,229,649)           3,111,325
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       22,068,343            2,104,220           15,516,349            9,501,059
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         18,617,823            5,583,818            9,595,855           20,878,820
 Net transfers                     36,110,542          (42,175,036)         (14,670,992)          34,297,567
 Surrenders for benefit
  payments and fees                (9,904,755)         (22,849,846)         (67,635,384)          (9,957,173)
 Net annuity transactions              83,931              (65,414)              26,094              141,262
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                44,907,541          (59,506,478)         (72,684,427)          45,360,476
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       66,975,884          (57,402,258)         (57,168,078)          54,861,535
NET ASSETS:
 Beginning of year                108,794,006          263,222,171          570,216,401          106,582,780
                               --------------       --------------       --------------       --------------
 End of year                     $175,769,890         $205,819,913         $513,048,323         $161,444,315
                               ==============       ==============       ==============       ==============

                                 HARTFORD
                               INTERNATIONAL          HARTFORD
                                   SMALL           INTERNATIONAL           HARTFORD
                                  COMPANY          OPPORTUNITIES            MIDCAP
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,104,675          $(5,089,269)         $(4,369,399)
 Net realized gain (loss) on
  security transactions               (1,953)             827,420           13,641,554
 Net realized gain on
  distributions                    7,866,795                   --           68,564,644
 Net unrealized appreciation
  (depreciation) of
  investments during the year        665,462           52,534,009           (9,406,228)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       9,634,979           48,272,160           68,430,571
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         2,635,730           18,290,418            1,233,903
 Net transfers                    38,624,755           43,273,034          (16,713,352)
 Surrenders for benefit
  payments and fees               (5,570,625)         (38,146,836)         (58,652,372)
 Net annuity transactions            (71,224)            (188,077)            (151,369)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               35,618,636           23,228,539          (74,283,190)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      45,253,615           71,500,699           (5,852,619)
NET ASSETS:
 Beginning of year                36,592,681          343,734,902          501,631,830
                               -------------       --------------       --------------
 End of year                     $81,846,296         $415,235,601         $495,779,211
                               =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                   HARTFORD             HARTFORD              MORTGAGE
                                 MIDCAP VALUE         MONEY MARKET           SECURITIES
                                   HLS FUND             HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(3,251,411)           $5,369,010           $6,585,102
 Net realized gain (loss) on
  security transactions              3,864,799                  (265)             935,098
 Net realized gain on
  distributions                     31,380,094                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (5,781,562)                   --           (5,202,406)
                                --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        26,211,920             5,368,745            2,317,794
                                --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                             406,109            13,084,727            3,930,983
 Net transfers                     (12,955,041)          156,292,939           (5,886,776)
 Surrenders for benefit
  payments and fees                (26,305,747)         (131,130,700)         (32,524,980)
 Net annuity transactions                3,773               (73,701)            (168,077)
                                --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (38,850,906)           38,173,265          (34,648,850)
                                --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                       (12,638,986)           43,542,010          (32,331,056)
NET ASSETS:
 Beginning of year                 346,517,520           330,120,589          260,667,524
                                --------------       ---------------       --------------
 End of year                      $333,878,534          $373,662,599         $228,336,468
                                ==============       ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINAN-CIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD                                         HARTFORD
                                       HARTFORD             SMALLCAP              HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            GROWTH                STOCK                    SECURITIES
                                       HLS FUND             HLS FUND              HLS FUND                   HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,852,225)         $(1,883,162)            $8,796,756                $4,126,136
 Net realized gain (loss) on
  security transactions                 (7,672,086)             361,967             46,113,917                  (817,099)
 Net realized gain on
  distributions                                 --           12,575,467                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,385,049            4,675,668             81,431,682                (3,528,102)
                                    --------------       --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,860,738           15,729,940            136,342,355                  (219,065)
                                    --------------       --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 331,389           16,337,912             38,452,223                16,856,012
 Net transfers                         (17,066,020)          30,326,654            (53,445,213)               16,111,082
 Surrenders for benefit
  payments and fees                    (31,169,552)         (11,243,983)          (218,048,369)              (26,326,894)
 Net annuity transactions                  (80,719)              89,365             (2,539,559)                      968
                                    --------------       --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,984,902)          35,509,948           (235,580,918)                6,641,168
                                    --------------       --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                             1,875,836           51,239,888            (99,238,563)                6,422,103
NET ASSETS:
 Beginning of year                     297,931,794          134,695,859          1,851,310,751               264,782,635
                                    --------------       --------------       ----------------            --------------
 End of year                          $299,807,630         $185,935,747         $1,752,072,188              $271,204,738
                                    ==============       ==============       ================            ==============

                                                      HARTFORD            HARTFORD
                                 HARTFORD              VALUE               EQUITY
                                   VALUE           OPPORTUNITIES           INCOME
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $809,062              $34,556            $219,017
 Net realized gain (loss) on
  security transactions               76,965              195,617              36,695
 Net realized gain on
  distributions                    1,174,133            2,220,230                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,629,967            4,737,710           1,415,767
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,690,127            7,188,113           1,671,479
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         4,673,860           12,034,398           4,529,438
 Net transfers                    10,416,769           37,805,400          25,183,827
 Surrenders for benefit
  payments and fees               (8,456,556)          (9,093,711)         (4,186,628)
 Net annuity transactions             66,006               70,579              78,791
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                6,700,079           40,816,666          25,605,428
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                      12,390,206           48,004,779          27,276,907
NET ASSETS:
 Beginning of year                84,554,599           59,209,529          25,629,714
                               -------------       --------------       -------------
 End of year                     $96,944,805         $107,214,308         $52,906,621
                               =============       ==============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                        INCOME                  DIVIDEND               HUNTINGTON VA
                                      EQUITY FUND             CAPTURE FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $22,886                 $440,554                $(166,229)
 Net realized gain (loss) on
  security transactions                    298,126                   38,723                   84,278
 Net realized gain on
  distributions                                 --                1,372,460                    4,527
 Net unrealized appreciation
  (depreciation) of
  investments during the year               75,581               (1,234,035)                 (45,141)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               396,593                  617,702                 (122,565)
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,087,422                2,016,411                  781,085
 Net transfers                             450,895                3,017,645                  105,278
 Surrenders for benefit
  payments and fees                     (2,492,387)              (2,146,409)              (1,030,334)
 Net annuity transactions                       --                       --                       --
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (954,070)               2,887,647                 (143,971)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              (557,477)               3,505,349                 (266,536)
NET ASSETS:
 Beginning of year                      28,548,771               27,222,566               15,666,220
                                     -------------            -------------            -------------
 End of year                           $27,991,294              $30,727,915              $15,399,684
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA          HUNTINGTON V A
                                   MID CORP               NEW ECONOMY               ROTATING            INTERNATIONAL
                                 AMERICA FUND                 FUND                MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (K)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(243,628)               $(83,607)               $(43,288)                 $289
 Net realized gain (loss)
  on security transactions             114,350                  22,377                  47,725                    17
 Net realized gain on
  distributions                         23,816                   4,750                  91,727                   344
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,904,715                 683,347                 269,836                12,126
                                 -------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,799,253                 626,867                 366,000                12,776
                                 -------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                           1,198,659                 633,728                  80,895                48,939
 Net transfers                       1,118,588                 758,826                  96,451               143,455
 Surrenders for benefit
  payments and fees                 (1,076,306)               (340,842)               (347,269)                 (522)
 Net annuity transactions                   --                      --                      --                    --
                                 -------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             1,240,941               1,051,712                (169,923)              191,872
                                 -------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets                      3,040,194               1,678,579                 196,077               204,648
NET ASSETS:
 Beginning of year                  15,108,259               4,502,618               4,746,075                    --
                                 -------------            ------------            ------------            ----------
 End of year                       $18,148,453              $6,181,197              $4,942,152              $204,648
                                 =============            ============            ============            ==========

                                                                              HUNTINGTON VA
                                HUNTINGTON VA          HUNTINGTON VA              SITUS
                                  MACRO 100               MORTGAGE              SMALL CAP
                                     FUND             SECURITIES FUND              FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (K)          SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(30,855)              $(1,351)               $(30,138)
 Net realized gain (loss)
  on security transactions              3,690                   (33)                  2,158
 Net realized gain on
  distributions                            --                    --                  14,766
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                243,011                 1,514                 316,950
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     215,846                   130                 303,736
                                 ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                            950,598                43,065                 749,431
 Net transfers                      1,233,836               248,961               1,233,120
 Surrenders for benefit
  payments and fees                  (178,856)               (7,781)                (59,654)
 Net annuity transactions                  --                    --                      --
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            2,005,578               284,245               1,922,897
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets                     2,221,424               284,375               2,226,633
NET ASSETS:
 Beginning of year                    978,689                    --                 674,944
                                 ------------            ----------            ------------
 End of year                       $3,200,113              $284,375              $2,901,577
                                 ============            ==========            ============

(k) From inception, July 5 , 2005 to December 31, 2005.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                   MERCURY GLOBAL        MERCURY LARGE           MTB LARGE
                                    GROWTH V.I.         CAP GROWTH V.I.          CAP GROWTH
                                        FUND                  FUND                FUND II
                                  SUB-ACCOUNT (L)       SUB-ACCOUNT (M)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $124               $(1,228)              $(5,658)
 Net realized gain (loss) on
  security transactions                   1,311                   561                   867
 Net realized gain on
  distributions                              --                    --                10,795
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,809                10,247                 7,763
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,244                 9,580                13,767
                                     ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                 7,500               475,355
 Net transfers                           28,330                40,859                69,778
 Surrenders for benefit
  payments and fees                      (3,553)               (2,880)               (6,192)
 Net annuity transactions                    --                    --                    --
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,777                45,479               538,941
                                     ----------            ----------            ----------
 Net increase (decrease) in
  net assets                             38,021                55,059               552,708
NET ASSETS:
 Beginning of year                       99,520               109,013               108,506
                                     ----------            ----------            ----------
 End of year                           $137,541              $164,072              $661,214
                                     ==========            ==========            ==========

(l) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

(m) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                  NATIONS
                                                       MTB MANAGED            MTB MANAGED         MARSICO
                                 MTB LARGE          ALLOCATION FUND -      ALLOCATION FUND -   INTERNATIONAL
                                 CAP VALUE               MODERATE             AGGRESSIVE       OPPORTUNITIES
                                  FUND II               GROWTH II           GROWTH FUND II       PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT (K)          SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(3,646)                 $3,421                 $22            $(437,015)
 Net realized gain (loss)
  on security transactions              822                   2,099                  --               58,470
 Net realized gain on
  distributions                      38,938                 300,885                  --              653,078
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               25,691                (184,247)                189            5,612,761
                                 ----------            ------------             -------        -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    61,805                 122,158                 211            5,887,294
                                 ----------            ------------             -------        -------------
UNIT TRANSACTIONS:
 Purchases                          407,792               1,146,696                  --              544,587
 Net transfers                       54,132                  91,654               8,689            4,249,720
 Surrenders for benefit
  payments and fees                  (8,184)                (50,718)                 --           (2,214,531)
 Net annuity transactions                --                      --                  --                5,449
                                 ----------            ------------             -------        -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            453,740               1,187,632               8,689            2,585,225
                                 ----------            ------------             -------        -------------
 Net increase (decrease)
  in net assets                     515,545               1,309,790               8,900            8,472,519
NET ASSETS:
 Beginning of year                  230,952               2,784,786                  --           31,556,508
                                 ----------            ------------             -------        -------------
 End of year                       $746,497              $4,094,576              $8,900          $40,029,027
                                 ==========            ============             =======        =============


                                                                                       NATIONS
                                    NATIONS                  NATIONS                   MARSICO
                                  HIGH YIELD              INTERNATIONAL            FOCUSED EQUITIES
                                BOND PORTFOLIO           VALUE PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(335,495)                  $27,820               $(1,276,632)
 Net realized gain (loss)
  on security transactions              15,582                  (343,265)                1,564,550
 Net realized gain on
  distributions                         71,202                 2,842,182                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 388,723                (2,100,717)                7,612,476
                                 -------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                      140,012                   426,020                 7,900,394
                                 -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             513,077                     6,465                   641,158
 Net transfers                        (420,276)              (10,243,712)               (4,435,810)
 Surrenders for benefit
  payments and fees                 (2,532,741)                 (873,956)              (12,503,718)
 Net annuity transactions                5,448                        --                    (1,146)
                                 -------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,434,492)              (11,111,203)              (16,299,516)
                                 -------------            --------------            --------------
 Net increase (decrease)
  in net assets                     (2,294,480)              (10,685,183)               (8,399,122)
NET ASSETS:
 Beginning of year                  27,346,262                10,685,183               104,868,457
                                 -------------            --------------            --------------
 End of year                       $25,051,782                      $ --               $96,469,335
                                 =============            ==============            ==============

(k) From inception, July 5 , 2005 to December 31, 2005.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   NATIONS             NATIONS             NATIONS
                                    ASSET              MARSICO             MARSICO
                                 ALLOCATION            GROWTH           21ST CENTURY
                                  PORTFOLIO           PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(118,999)          $(866,910)          $(139,243)
 Net realized gain (loss) on
  security transactions                92,404              74,263              66,221
 Net realized gain on
  distributions                            --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         296,597           4,401,352             833,260
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          270,002           3,608,705             760,238
                                -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             23,308             558,362             139,868
 Net transfers                        524,660          (1,477,687)          2,034,596
 Surrenders for benefit
  payments and fees                (1,668,151)         (7,495,392)           (895,064)
 Net annuity transactions                  --              (5,346)                 --
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,120,183)         (8,420,063)          1,279,400
                                -------------       -------------       -------------
 Net increase (decrease) in
  net assets                         (850,181)         (4,811,358)          2,039,638
NET ASSETS:
 Beginning of year                  9,636,410          68,891,783           9,253,674
                                -------------       -------------       -------------
 End of year                       $8,786,229         $64,080,425         $11,293,312
                                =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  NATIONS             NATIONS
                                  MIDCAP               SMALL              NATIONS                  PIONEER
                                  GROWTH              COMPANY              VALUE                   FUND VCT
                                 PORTFOLIO           PORTFOLIO           PORTFOLIO                PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (N)(O)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(309,918)          $(232,695)          $(447,012)                $(435,551)
 Net realized gain (loss) on
  security transactions              109,138             132,122             282,673                 5,079,344
 Net realized gain on
  distributions                    1,476,356                  --             287,816                 2,491,849
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (443,675)            885,770           2,232,559               (11,093,269)
                               -------------       -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         831,901             785,197           2,356,036                (3,957,627)
                               -------------       -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                           585,547             406,110             372,413                 3,009,952
 Net transfers                     1,663,994           1,049,187           1,683,299                (8,561,923)
 Surrenders for benefit
  payments and fees               (1,504,909)         (1,213,485)         (3,021,910)               (7,664,191)
 Net annuity transactions                 --                  --                  --                        --
                               -------------       -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  744,632             241,812            (966,198)              (13,216,162)
                               -------------       -------------       -------------            --------------
 Net increase (decrease) in
  net assets                       1,576,533           1,027,009           1,389,838               (17,173,789)
NET ASSETS:
 Beginning of year                20,342,631          15,755,475          30,455,085                68,756,663
                               -------------       -------------       -------------            --------------
 End of year                     $21,919,164         $16,782,484         $31,844,923               $51,582,874
                               =============       =============       =============            ==============

                                       PIONEER
                                      OAK RIDGE
                                      LARGE CAP                 PIONEER                JENNISON
                                     GROWTH VCT                VALUE VCT             20/20 FOCUS
                                      PORTFOLIO                PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (N)(P)       SUB-ACCOUNT (N)(Q)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(214,307)               $(299,425)              $(7,209)
 Net realized gain (loss) on
  security transactions                 1,259,633               12,187,407                14,654
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (693,777)              (8,372,930)               88,556
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,549                3,515,052                96,001
                                    -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,280,244                1,556,845                 1,911
 Net transfers                            888,745               (2,296,502)              140,326
 Surrenders for benefit
  payments and fees                    (1,539,187)              (8,221,132)              (62,069)
 Net annuity transactions                      --                       --                    --
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       629,802               (8,960,789)               80,168
                                    -------------            -------------            ----------
 Net increase (decrease) in
  net assets                              981,351               (5,445,737)              176,169
NET ASSETS:
 Beginning of year                     13,883,431               61,220,688               469,522
                                    -------------            -------------            ----------
 End of year                          $14,864,782              $55,774,951              $645,691
                                    =============            =============            ==========

(n) From inception, November 4, 2005 to December 31, 2005.

(o) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.

(p) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.

(q) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Fund Sub-Account.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                                   SP WILLIAM
                                                                                     BLAIR
                                                             PRUDENTIAL          INTERNATIONAL
                                       JENNISON                VALUE                 GROWTH
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(18,809)              $(4,499)              $(1,921)
 Net realized gain (loss) on
  security transactions                     8,988                 6,130                 4,964
 Net realized gain on
  distributions                                --                    --                 5,925
 Net unrealized appreciation
  (depreciation) of
  investments during the year             156,506               109,419                11,284
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              146,685               111,050                20,252
                                     ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  1,188                20,450                    --
 Net transfers                            (52,689)              209,891                23,767
 Surrenders for benefit
  payments and fees                       (77,779)              (33,217)              (24,564)
 Net annuity transactions                  (1,102)                   --                    --
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (130,382)              197,124                  (797)
                                     ------------            ----------            ----------
 Net increase (decrease) in
  net assets                               16,303               308,174                19,455
NET ASSETS:
 Beginning of year                      1,354,957               618,878               149,792
                                     ------------            ----------            ----------
 End of year                           $1,371,260              $927,052              $169,247
                                     ============            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 UBS SERIES
                                  SMITH BARNEY          SMITH BARNEY          SMITH BARNEY      TRUST - U.S.
                                   GOVERNMENT           APPRECIATION              CASH           ALLOCATION
                                      FUND                  FUND               PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $361                 $(763)               $4,322                $894
 Net realized gain (loss) on
  security transactions                    --                   102                    --            (666,534)
 Net realized gain on
  distributions                            --                 8,066                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                (2,668)                   --           1,586,539
                                    ---------            ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              361                 4,737                 4,322             920,899
                                    ---------            ----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                    --               3,056
 Net transfers                             --                    --                    --          (1,921,923)
 Surrenders for benefit
  payments and fees                    (1,725)               (2,153)               (5,159)         (1,552,080)
 Net annuity transactions                  --                    --                    --              (3,212)
                                    ---------            ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,725)               (2,153)               (5,159)         (3,474,159)
                                    ---------            ----------            ----------       -------------
 Net increase (decrease) in
  net assets                           (1,364)                2,584                  (837)         (2,553,260)
NET ASSETS:
 Beginning of year                     21,615               151,403               249,578          21,024,770
                                    ---------            ----------            ----------       -------------
 End of year                          $20,251              $153,987              $248,741         $18,471,510
                                    =========            ==========            ==========       =============

                                  VICTORY VARIABLE         WELLS FARGO           WELLS FARGO
                                     INSURANCE              ADVANTAGE          ADVANTAGE TOTAL
                                 DIVERSIFIED STOCK       ASSET ALLOCATION        RETURN BOND
                                        FUND                   FUND                  FUND
                                  SUB-ACCOUNT (R)        SUB-ACCOUNT (S)       SUB-ACCOUNT (T)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(27,798)               $1,255                $2,833
 Net realized gain (loss) on
  security transactions                   12,898                    41                     8
 Net realized gain on
  distributions                               --                 6,448                   564
 Net unrealized appreciation
  (depreciation) of
  investments during the year            168,515                 2,475                (2,992)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             153,615                10,219                   413
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 1,200                31,995                 1,530
 Net transfers                             8,002                 6,598                17,543
 Surrenders for benefit
  payments and fees                      (88,611)                  (52)                  (10)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (79,409)               38,541                19,063
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              74,206                48,760                19,476
NET ASSETS:
 Beginning of year                     2,204,920               255,268               123,709
                                    ------------            ----------            ----------
 End of year                          $2,279,126              $304,028              $143,185
                                    ============            ==========            ==========

(r)  Formerly reported as Variable Diversified Stock Fund Sub-Account.

(s) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

(t) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                     ADVANTAGE             ADVANTAGE
                                       EQUITY            INTERNATIONAL
                                    INCOME FUND            CORE FUND
                                  SUB-ACCOUNT (U)       SUB-ACCOUNT (V)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $4                 $289
 Net realized gain (loss) on
  security transactions                     165                  194
 Net realized gain on
  distributions                              --                2,085
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,734                3,481
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,903                6,049
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                1,800                3,199
 Net transfers                            9,529               (2,247)
 Surrenders for benefit
  payments and fees                          (6)              (1,000)
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      11,323                  (48)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                             17,226                6,001
NET ASSETS:
 Beginning of year                      141,934               75,374
                                     ----------            ---------
 End of year                           $159,160              $81,375
                                     ==========            =========

(u) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

(v) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO               STI
                                    ADVANTAGE             ADVANTAGE             CLASSIC VT
                                  LARGE COMPANY           SMALL CAP              CAPITAL
                                   GROWTH FUND           GROWTH FUND        APPRECIATION FUND
                                 SUB-ACCOUNT (W)       SUB-ACCOUNT (X)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,349)               $(319)               $(59,506)
 Net realized gain (loss) on
  security transactions                  1,125                  119                  19,668
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,991                1,223                 (22,868)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,767                1,023                 (62,706)
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,750                  800                 636,055
 Net transfers                           6,722                 (645)                478,814
 Surrenders for benefit
  payments and fees                       (268)                (255)               (192,517)
 Net annuity transactions                   --                   --                      --
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,204                 (100)                922,352
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            17,971                  923                 859,646
NET ASSETS:
 Beginning of year                     168,537               20,233               2,937,327
                                    ----------            ---------            ------------
 End of year                          $186,508              $21,156              $3,796,973
                                    ==========            =========            ============

                                        STI                                             STI
                                     CLASSIC VT                 STI                  CLASSIC VT
                                     LARGE CAP               CLASSIC VT              LARGE CAP
                                      RELATIVE                MID-CAP                  VALUE
                                     VALUE FUND             EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (Y)           SUB-ACCOUNT           SUB-ACCOUNT (Z)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,067)               $(18,056)                $(4,302)
 Net realized gain (loss) on
  security transactions                   19,677                  13,585                  44,710
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            173,363                 168,326                  (3,270)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             173,973                 163,855                  37,138
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               112,818                 141,440                  79,934
 Net transfers                           485,192                 320,581                (135,911)
 Surrenders for benefit
  payments and fees                      (94,149)                (97,420)                (99,578)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      503,861                 364,601                (155,555)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             677,834                 528,456                (118,417)
NET ASSETS:
 Beginning of year                     2,012,000               1,105,309               2,151,523
                                    ------------            ------------            ------------
 End of year                          $2,689,834              $1,633,765              $2,033,106
                                    ============            ============            ============

(w) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

(x) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.

(y) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective December 8, 2005.

(z) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. High Yield Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, American Funds Growth Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Large Cap Growth VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert Social Balanced Portfolio, Columbia Asset Allocation Fund VS, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA High Income Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity(R) VIP Asset Manager(SM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Franklin Income Securities Fund, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth VIP Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap HLS Fund, Hartford Mid Cap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V. I. Fund, Van Kampen UIF U.S Real Estate Portfolio, Equity and Income, Mid Cap Growth, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund - Moderate Growth II, MTB Managed Allocation Fund - Aggressive Growth Fund II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Mid cap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Pioneer VCT Value Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Royce Small-Cap Portfolio, Smith Barney Government Fund, Legg Mason Partners Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust - U.S. Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Large Cap Relative Value Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation
 Fund                                               $1,612,295        $1,513,500
Alliance Bernstein International Value Fund          2,118,429           290,864
AIM V.I. Capital Appreciation Fund                     643,847         1,559,381
AIM V.I. Core Equity Fund                           16,168,317        19,738,314
AIM V.I. High Yield Fund                               831,789         2,113,162
Alliance Bernstein VP Global Bond Portfolio            534,503           431,648
AllianceBernstein VP Growth and Income
 Portfolio                                             505,720         1,116,778

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
American Funds Growth Fund                            $127,226            $9,187
BB&T Mid Cap Growth VIF                              3,675,752         4,530,227
BB&T Capital Manager Equity VIF                      1,454,382         1,202,034
BB&T Large Cap VIF                                   4,060,876        14,328,587
BB&T Large Cap Growth VIF                              798,436         2,303,714
BB&T Special Opportunities Equity VIF                1,014,221         1,657,008
BB&T Total Return Bond VIF                             326,174           382,810
Calvert Social Balanced Portfolio                      382,634           797,937
Columbia Asset Allocation Fund VS                   10,966,975        10,641,225
Columbia Small Company Growth Fund VS               24,250,537        22,943,668
Columbia Large Cap Value Fund VS                    39,095,282        39,121,847
Evergreen VA Balanced Fund                           1,335,303         1,963,703
Evergreen VA Growth Fund                             1,089,526         3,314,023
Evergreen VA International Equity Fund               4,932,077         6,188,644
Evergreen VA Omega Fund                                300,355         2,168,799
Evergreen VA Special Values Fund                     8,042,596         4,080,303
Evergreen VA High Income Fund                           22,041            97,606
Evergreen VA Fundamental Large Cap Fund              1,213,131         5,212,738
Fidelity(R) VIP Asset Manager(SM)                      384,170           803,097
Fidelity(R) VIP Growth                                 548,887         2,497,101
Fidelity(R) VIP Contrafund(R)                        4,488,692         3,391,884
Fidelity(R) VIP Overseas                             1,377,384           977,386
Franklin Income Securities Fund                        624,481            67,582
Fifth Third Balanced VIP Fund                          109,532           285,861
Fifth Third Disciplined Value VIP Fund               1,024,880         2,160,400
Fifth Third Mid Cap VIP Fund                           828,821         2,397,504
Fifth Third Quality Growth VIP Fund                    733,409         2,019,001
First Horizon Capital Appreciation Portfolio           854,296         4,050,503
First Horizon Core Equity Portfolio                    649,159         9,725,306
Hartford Advisers HLS Fund                         294,968,108       672,656,272
Hartford Total Return Bond HLS Fund                139,648,123       217,220,844
Hartford Capital Appreciation HLS Fund             569,680,667       676,140,237
Hartford Dividend and Growth HLS Fund              229,354,314       279,908,821
Hartford Focus HLS Fund                              3,802,297         6,052,080
Hartford Global Advisers HLS Fund                   10,825,836        22,090,825
Hartford Global Communications HLS Fund              1,560,713         2,430,812
Hartford Global Financial Services HLS Fund            783,153         1,933,453
Hartford Global Health HLS Fund                     16,939,425        19,478,311
Hartford Global Leaders HLS Fund                    25,761,923        43,221,809
Hartford Global Technology HLS Fund                    157,587         5,978,451
Hartford Disciplined Equity HLS Fund                16,637,149        35,935,580
Hartford Growth HLS Fund                            32,087,741        37,526,608
Hartford Growth Opportunities HLS Fund              83,573,481        71,109,114
Hartford High Yield HLS Fund                        76,578,821        74,458,800
Hartford Index HLS Fund                             72,952,619       110,571,457
Hartford International Capital Appreciation
 HLS Fund                                           60,502,758        21,447,764
Hartford International Small Company HLS
 Fund                                               41,605,339        27,835,599
Hartford International Opportunities HLS
 Fund                                               97,305,143        60,003,813

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Mid Cap HLS Fund                          $90,329,017      $121,968,051
Hartford MidCap Value HLS Fund                      58,763,557        71,675,446
Hartford Money Market HLS Fund                     350,627,595       418,786,621
Hartford Mortgage Securities HLS Fund               25,265,703        48,154,088
Hartford Small Company HLS Fund                     64,680,056        72,822,159
Hartford SmallCap Growth HLS Fund                   50,899,973        53,338,877
Hartford Stock HLS Fund                            157,518,154       348,432,841
Hartford U.S. Government Securities HLS Fund        90,773,607       122,364,180
Hartford Value HLS Fund                             49,959,661        30,875,999
Hartford Value Opportunities HLS Fund               41,359,507        19,667,768
Hartford Equity Income HLS Fund                     54,202,201        19,062,023
Huntington VA Income Equity Fund                     2,375,593         4,294,357
Huntington VA Dividend Capture Fund                  3,042,876         4,577,281
Huntington VA Growth Fund                              842,840         2,386,484
Huntington VA Mid Corp America Fund                  1,231,048         2,753,398
Huntington VA New Economy Fund                         575,298           901,795
Huntington VA Rotating Markets Fund                    541,412           671,257
Huntington VA International Equity Fund              1,159,937           121,420
Huntington VA Macro 100 Fund                           532,344           549,640
Huntington VA Mortgage Securities Fund                 844,800            79,594
Huntington VA Situs Small Cap Fund                     980,261           703,788
BlackRock Global Growth V.I. Fund                       25,247             9,583
BlackRock Large Cap Growth V. I. Fund                      473            14,074
Van Kampen UIF U.S Real Estate Portfolio               740,409             9,336
Equity and Income                                      201,516            10,793
Mid Cap Growth                                         348,060            11,620
MTB Large Cap Growth Fund II                            46,007            25,569
MTB Large Cap Value Fund II                            104,072            45,253
MTB Managed Allocation Fund - Moderate
 Growth II                                             518,607           410,718
MTB Managed Allocation Fund - Aggressive
 Growth Fund II                                            490               114
Columbia Marsico International Opportunities
 Fund VS                                             5,260,686         6,399,000
Columbia High Yield Fund VS                          1,664,652         4,478,960
Columbia Marsico Focused Equities Fund VS            1,452,127        19,679,120
Columbia Marsico Growth Fund VS                      1,038,237        13,677,809
Columbia Marsico 21st Century Fund VS                3,583,135         2,938,104
Columbia Marsico Midcap Growth Fund VS               2,558,061         3,987,255
Oppenheimer Global Securities Fund                     377,424             7,087
Putnam Small Cap Value                                 282,027             4,190
PIMCO VIT Real Return                                  117,457            22,625
Pioneer Fund VCT Portfolio                           1,176,240        13,458,249
Pioneer VCT Oak Ridge Large Cap Growth
 Portfolio                                           1,346,673         3,229,418
Pioneer VCT Value Portfolio                          3,341,848        14,081,664
Pioneer Mid Cap Value VCT Portfolio                    126,824             1,033
Jennison 20/20 Focus Portfolio                         346,774            34,173
Jennison Portfolio                                      82,475            71,448
Prudential Value Portfolio                             116,831            88,473
SP William Blair International Growth
 Portfolio                                             242,192            54,983
Royce Small-Cap Portfolio                              424,548             9,186

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Smith Barney Government Fund                              $907            $1,918
Legg Mason Partners Appreciation Fund                   10,895             3,771
Smith Barney Cash Portfolio                             10,969            35,646
UBS Series Trust - U.S. Allocation
 Portfolio                                           1,550,421         4,541,108
Victory Variable Insurance Diversified Stock
 Fund                                                  125,024           281,363
Comstock                                               118,555               218
Wells Fargo Advantage VT Asset Allocation
 Fund                                                   17,599             5,105
Wells Fargo Advantage VT Total Return Bond
 Fund                                                   15,842            53,849
Wells Fargo Advantage VT Equity Income Fund              4,540            55,313
Wells Fargo Advantage VT International Core
 Fund                                                   93,055            11,893
Wells Fargo Advantage VT Large Company
 Growth Fund                                            20,896            37,565
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                   24,894             4,214
STI Classic VT Capital Appreciation Fund               482,378           660,550
STI Classic VT Large Cap Relative Value Fund           420,050           668,142
STI Classic VT Mid-Cap Equity Fund                     305,514           390,678
STI Classic VT Large Cap Value Equity Fund             135,832           574,153
                                              ----------------  ----------------
                                                $2,988,720,691    $4,009,893,669
                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund         1,293,510      1,223,037          70,473
Alliance Bernstein
 International Value Fund            210,921         37,349         173,572
AIM V.I. Capital Appreciation
 Fund                                614,610      1,404,780        (790,170)
AIM V.I. Core Equity Fund         16,811,530     20,628,104      (3,816,574)
AIM V.I. High Yield Fund             419,169      2,055,112      (1,635,943)
Alliance Bernstein VPS Global
 Bond Portfolio                      417,015        342,989          74,026
AllianceBernstein VP Growth
 and Income Portfolio                165,790        832,027        (666,237)
American Funds Growth Fund            12,981            891          12,090
BB&T Mid Cap Growth VIF            1,630,272      2,875,293      (1,245,021)
BB&T Capital Manager Equity
 VIF                                 949,044        977,238         (28,194)
BB&T Large Cap VIF                 1,882,167      8,127,852      (6,245,685)
BB&T Large Cap Growth VIF            734,578      2,175,724      (1,441,146)
BB&T Special Opportunities
 Equity VIF                          418,240      1,126,378        (708,138)
BB&T Total Return Bond VIF           242,256        353,606        (111,350)
Calvert Social Balanced
 Portfolio                           102,041        265,582        (163,541)
Columbia Asset Allocation
 Fund VS                           8,645,064      1,303,413       7,341,651
Columbia Small Company Growth
 Fund VS                          15,135,039      1,846,731      13,288,308
Columbia Large Cap Value Fund
 VS                               26,390,761      2,751,389      23,639,372
Evergreen VA Balanced Fund         1,208,827      1,974,621        (765,794)
Evergreen VA Growth Fund             504,598      2,603,786      (2,099,188)
Evergreen VA International
 Equity Fund                       1,852,854      4,183,451      (2,330,597)
Evergreen VA Omega Fund              401,724      2,850,636      (2,448,912)
Evergreen VA Special Values
 Fund                              2,827,542      2,082,420         745,122
Evergreen VA High Income Fund          7,129         72,884         (65,755)
Evergreen VA Fundamental
 Large Cap Fund                      629,914      3,934,360      (3,304,446)

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM)               256,806        518,661        (261,855)
Fidelity(R) VIP Growth                          613,963      1,545,392        (931,429)
Fidelity(R) VIP Contrafund(R)                 1,018,873      1,354,511        (335,638)
Fidelity(R) VIP Overseas                        838,700        648,817         189,883
Franklin Income Securities Fund                  59,307          6,457          52,850
Fifth Third Balanced VIP Fund                    54,110        214,226        (160,116)
Fifth Third Disciplined Value VIP Fund          328,597      1,176,798        (848,201)
Fifth Third Mid Cap VIP Fund                    516,736      1,286,852        (770,116)
Fifth Third Quality Growth VIP Fund             957,111      2,509,359      (1,552,248)
Hartford Advisers HLS Fund                   11,382,118    195,195,652    (183,813,534)
Hartford Total Return Bond HLS Fund          47,981,188     90,373,407     (42,392,219)
Hartford Capital Appreciation HLS Fund        2,970,721    117,103,761    (114,133,040)
Hartford Dividend and Growth HLS Fund        32,104,790    104,375,988     (72,271,198)
Hartford Focus HLS Fund                       1,959,115      5,433,457      (3,474,342)
Hartford Global Advisers HLS Fund             3,039,085     12,549,344      (9,510,259)
Hartford Global Communications HLS Fund          98,375      2,085,351      (1,986,976)
Hartford Global Financial Services HLS
 Fund                                            44,326      1,380,860      (1,336,534)
Hartford Global Health HLS Fund                 424,476      9,068,406      (8,643,930)
Hartford Global Leaders HLS Fund              7,728,663     24,680,699     (16,952,036)
Hartford Global Technology HLS Fund             300,625     10,794,406     (10,493,781)
Hartford Disciplined Equity HLS Fund         13,566,893     27,928,974     (14,362,081)
Hartford Growth HLS Fund                     19,290,743     27,853,796      (8,563,053)
Hartford Growth Opportunities HLS Fund       43,103,595     46,876,663      (3,773,068)
Hartford High Yield HLS Fund                 37,170,927     55,401,152     (18,230,225)
Hartford Index HLS Fund                       5,943,038     35,225,436     (29,282,398)
Hartford International Capital
 Appreciation HLS Fund                       30,206,322     14,174,716      16,031,606
Hartford International Small Company HLS
 Fund                                        14,503,942     13,579,388         924,554
Hartford International Opportunities HLS
 Fund                                        33,311,769     34,416,258      (1,104,489)
Hartford Mid Cap HLS Fund                     4,455,728     31,274,757     (26,819,029)
Hartford MidCap Value HLS Fund                7,982,904     41,202,442     (33,219,538)
Hartford Money Market HLS Fund              206,565,093    240,228,800     (33,663,707)
Hartford Mortgage Securities HLS Fund         2,853,684     21,067,593     (18,213,909)
Hartford Small Company HLS Fund              10,336,138     34,503,317     (24,167,179)
Hartford SmallCap Growth HLS Fund            27,442,544     36,346,079      (8,903,535)
Hartford Stock HLS Fund                      19,990,447     90,079,362     (70,088,915)
Hartford U.S. Government Securities HLS
 Fund                                        90,558,275    123,628,341     (33,070,066)
Hartford Value HLS Fund                      37,729,254     24,889,174      12,840,080
Hartford Value Opportunities HLS Fund        17,899,229     12,825,600       5,073,629
Hartford Equity Income HLS Fund              40,621,232     14,773,826      25,847,406
Huntington VA Income Equity Fund                801,621      2,969,461      (2,167,840)
Huntington VA Dividend Capture Fund             860,462      2,748,065      (1,887,603)
Huntington VA Growth Fund                       714,572      2,402,408      (1,687,836)
Huntington VA Mid Corp America Fund             574,264      1,543,407        (969,143)
Huntington VA New Economy Fund                  263,232        462,614        (199,382)
Huntington VA Rotating Markets Fund             182,209        418,608        (236,399)
Huntington VA International Equity Fund         798,832         76,697         722,135
Huntington VA Macro 100 Fund                    430,338        450,319         (19,981)
Huntington VA Mortgage Securities Fund          781,629         69,167         712,462

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Huntington VA Situs Small Cap Fund              712,169        506,039         206,130
BlackRock Global Growth V.I. Fund                17,782          6,344          11,438
BlackRock Large Cap Growth V. I. Fund                21         12,667         (12,646)
Van Kampen UIF U.S Real Estate Portfolio         64,315            842          63,473
Equity and Income                                19,628            998          18,630
Mid Cap Growth                                   35,041          1,088          33,953
MTB Large Cap Growth Fund II                     35,229         15,242          19,987
MTB Large Cap Value Fund II                      32,153         28,716           3,437
MTB Managed Allocation Fund - Moderate
 Growth II                                      192,803        326,396        (133,593)
MTB Managed Allocation Fund - Aggressive
 Growth Fund II                                      --              1              (1)
Columbia Marsico International
 Opportunities Fund VS                        2,090,570      3,130,646      (1,040,076)
Columbia High Yield Fund VS                     617,386      2,795,001      (2,177,615)
Columbia Marsico Focused Equities Fund
 VS                                           1,046,182     11,078,956     (10,032,774)
Columbia Marsico Growth Fund VS                 709,686      8,088,734      (7,379,048)
Columbia Marsico 21st Century Fund VS         2,866,186      2,511,962         354,224
Columbia Marsico Midcap Growth Fund VS        1,756,030      4,239,840      (2,483,810)
Oppenheimer Global Securities Fund               38,639            732          37,907
Putnam Small Cap Value                           28,325            454          27,871
PIMCO VIT Real Return                            11,151          2,174           8,977
Pioneer Fund VCT Portfolio                      672,048     11,840,197     (11,168,149)
Pioneer VCT Oak Ridge Large Cap Growth
 Portfolio                                    1,177,366      2,995,731      (1,818,365)
Pioneer VCT Value Portfolio                     460,603     12,782,095     (12,321,492)
Pioneer Mid Cap Value VCT Portfolio              12,622            115          12,507
Jennison 20/20 Focus Portfolio                  225,096         16,854         208,242
Jennison Portfolio                              130,387         78,662          51,725
Prudential Value Portfolio                       56,181         57,104            (923)
SP William Blair International Growth
 Portfolio                                      205,419         45,977         159,442
Royce Small-Cap Portfolio                        43,031            884          42,147
Smith Barney Government Fund                         --            565            (565)
Legg Mason Partners Appreciation Fund                --            140            (140)
Smith Barney Cash Portfolio                          --          9,783          (9,783)
UBS Series Trust - U.S. Allocation
 Portfolio                                      994,942      3,884,921      (2,889,979)
Victory Variable Insurance Diversified
 Stock Fund                                       5,291         22,929         (17,638)
Comstock                                         12,905          1,752          11,153
Wells Fargo Advantage VT Asset
 Allocation Fund                                  5,808             40           5,768
Wells Fargo Advantage VT Total Return
 Bond Fund                                       10,109         45,947         (35,838)
Wells Fargo Advantage VT Equity Income
 Fund                                             2,430         44,480         (42,050)
Wells Fargo Advantage VT International
 Core Fund                                       66,814          7,230          59,584
Wells Fargo Advantage VT Large Company
 Growth Fund                                     22,048         35,586         (13,538)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                     19,524          2,791          16,733
STI Classic VT Capital Appreciation Fund        118,538        388,852        (270,314)
STI Classic VT Large Cap Relative Value
 Fund                                            65,082        356,412        (291,330)
STI Classic VT Mid-Cap Equity Fund               89,458        198,008        (108,550)
STI Classic VT Large Cap Value Equity
 Fund                                            32,491        315,187        (282,696)

-------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                               UNITS            UNITS        NET INCREASE
SUB-ACCOUNT                                   ISSUED          REDEEMED        (DECREASE)
-----------------------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                                971,433          566,385         405,048
AIM V.I. Capital Appreciation Fund                351,454        1,634,513      (1,283,059)
AIM V.I. High Yield Fund                          826,798        1,297,324        (470,526)
AIM V.I. Premier Equity Fund                      181,602        5,197,245      (5,015,643)
AllianceBernstein VP Global Bond
 Portfolio                                        472,210          328,752         143,458
AllianceBernstein VP Growth and Income
 Portfolio                                        570,447          393,345         177,102
BB&T Mid Cap Growth VIF                         2,811,410        1,699,110       1,112,300
BB&T Capital Manager Equity VIF                 1,955,147        1,030,952         924,195
BB&T Large Cap Value VIF                        3,262,974        6,849,619      (3,586,645)
BB&T Large Company Growth VIF                   2,022,563        1,406,653         615,910
BB&T Special Opportunities Equity VIF           5,725,413        1,049,392       4,676,021
BB&T Total Return Bond VIF                      1,491,873          149,123       1,342,750
Calvert Social Balanced Portfolio                 201,067          224,907         (23,840)
Evergreen VA Balanced Fund                        930,177        2,243,841      (1,313,664)
Evergreen VA Growth Fund                        3,124,032        2,053,564       1,070,468
Evergreen VA International Equity Fund          6,611,450        3,572,321       3,039,129
Evergreen VA Omega Fund                           856,360        3,025,449      (2,169,089)
Evergreen VA Special Values Fund                4,699,214        1,079,003       3,620,211
Evergreen VA High Income Fund                      17,351           20,124          (2,773)
Evergreen VA Fundamental Large Cap Fund         3,065,845        3,518,962        (453,117)
Fidelity(R) VIP Asset ManagerSM                   266,208          635,510        (369,302)
Fidelity(R) VIP Growth                            672,665        2,149,145      (1,476,480)
Fidelity(R) VIP Contrafund(R)                   1,415,048        1,510,128         (95,080)
Fidelity(R) VIP Overseas                        1,570,101        1,686,446        (116,345)
Fifth Third Balanced VIP Fund                     159,175          136,473          22,702
Fifth Third Disciplined Value VIP Fund          1,563,219          862,485         700,734
Fifth Third Mid Cap VIP Fund                    1,710,555        1,313,954         396,601
Fifth Third Quality Growth VIP Fund             2,919,407        3,231,802        (312,395)
First Horizon Capital Appreciation
 Portfolio                                        358,055          535,457        (177,402)
First Horizon Core Equity Portfolio               413,338        4,268,416      (3,855,078)
Hartford Advisers HLS Fund                     47,691,366      201,013,072    (153,321,706)
Hartford Total Return Bond HLS Fund           292,610,811      278,144,406      14,466,405
Hartford Capital Appreciation HLS Fund         46,361,732      107,610,429     (61,248,697)
Hartford Dividend and Growth HLS Fund         179,014,443      142,160,161      36,854,282
Hartford Focus HLS Fund                         3,831,840        4,633,961        (802,121)
Hartford Global Advisers HLS Fund               9,452,787       12,405,866      (2,953,079)
Hartford Global Communications HLS Fund            89,068        1,759,123      (1,670,055)
Hartford Global Financial Services HLS
 Fund                                             265,770        1,658,093      (1,392,323)
Hartford Global Health HLS Fund                   661,625       10,592,110      (9,930,485)
Hartford Global Leaders HLS Fund               26,819,947       35,402,793      (8,582,846)
Hartford Global Technology HLS Fund               545,574       17,482,915     (16,937,341)
Hartford Disciplined Equity HLS Fund           93,952,035       62,000,740      31,951,295
Hartford Growth HLS Fund                       99,746,748       82,682,382      17,064,366
Hartford Growth Opportunities HLS Fund        156,849,758      121,186,362      35,663,396
Hartford High Yield HLS Fund                  758,000,632      803,948,153     (45,947,521)
Hartford Index HLS Fund                        50,886,360       65,249,198     (14,362,838)
Hartford International Capital
 Appreciation HLS Fund                         52,688,594       14,923,886      37,764,708

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNITS            UNITS        NET INCREASE
SUB-ACCOUNT                                   ISSUED          REDEEMED        (DECREASE)
-----------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                          29,711,330        7,796,896      21,914,434
Hartford International Opportunities HLS
 Fund                                          58,910,365       27,580,383      31,329,982
Hartford MidCap HLS Fund                       67,426,767       90,947,362     (23,520,595)
Hartford MidCap Value HLS Fund                170,875,814      198,714,035     (27,838,221)
Hartford Money Market HLS Fund              1,662,618,937    1,643,733,057      18,885,880
Hartford Mortgage Securities HLS Fund          22,215,147       34,949,807     (12,734,660)
Hartford Small Company HLS Fund               166,821,968      196,221,149     (29,399,181)
Hartford SmallCap Growth HLS Fund             301,910,875      272,978,278      28,932,597
Hartford Stock HLS Fund                        72,350,180       92,530,991     (20,180,811)
Hartford U.S. Government Securities HLS
 Fund                                         568,457,747      562,133,914       6,323,833
Hartford Value HLS Fund                       124,438,804      118,231,242       6,207,562
Hartford Value Opportunities HLS Fund         132,389,531      100,674,076      31,715,455
Hartford Equity Income HLS Fund                40,492,293       18,396,771      22,095,522
Huntington VA Income Equity Fund                1,681,502        2,521,624        (840,122)
Huntington VA Dividend Capture Fund             3,344,817        1,658,151       1,686,666
Huntington VA Growth Fund                       1,441,817        1,667,891        (226,074)
Huntington VA Mid Corp America Fund             1,457,280          892,471         564,809
Huntington VA New Economy Fund                  1,003,115          356,088         647,027
Huntington VA Rotating Markets Fund               280,195          432,594        (152,399)
Huntington VA International Equity Fund           160,478              430         160,048
Huntington VA Macro 100 Fund                    2,191,469          183,922       2,007,547
Huntington VA Mortgage Securities Fund            286,740           13,211         273,529
Huntington VA Situs Small Cap Fund              1,743,701          108,999       1,634,702
Mercury Global Growth V.I. Fund                    30,006            3,551          26,455
Mercury Large Cap Growth V.I. Fund                 51,384            3,289          48,095
MTB Large Cap Growth Fund II                      642,325           93,620         548,705
MTB Large Cap Value Fund II                       514,045           77,218         436,827
MTB Managed Allocation Fund - Moderate
 Growth II                                      1,312,840          126,451       1,186,389
MTB Managed Allocation Fund - Aggressive
 Growth II                                            841               --             841
Nations Marsico International
 Opportunities Portfolio                        4,179,482        2,490,893       1,688,589
Nations High Yield Bond Portfolio               1,564,659        3,260,721      (1,696,062)
Nations International Value Portfolio                  --        8,549,051      (8,549,051)
Nations Marsico Focused Equities
 Portfolio                                      1,305,662       11,561,985     (10,256,323)
Nations Asset Allocation Portfolio                771,681        1,828,905      (1,057,224)
Nations Marsico Growth Portfolio                1,584,902        6,944,495      (5,359,593)
Nations Marsico 21st Century Portfolio          3,576,336        2,233,781       1,342,555
Nations Midcap Growth Portfolio                 4,168,335        3,090,291       1,078,044
Nations Small Company Portfolio                 2,005,657        1,714,152         291,505
Nations Value Portfolio                         2,791,572        3,552,533        (760,961)
Pioneer Fund VCT Portfolio                     53,437,208        2,847,514      50,589,694
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio                                     14,866,762          549,069      14,317,693
Pioneer Value VCT Portfolio                    57,922,902        2,144,752      55,778,150
Jennison 20/20 Focus Portfolio                    141,063           74,632          66,431
Jennison Portfolio                                 71,633          295,882        (224,249)
Prudential Value Portfolio                        216,768           31,564         185,204
SP William Blair International Growth
 Portfolio                                         29,509           31,092          (1,583)
Smith Barney Government Fund                           --              589            (589)
Smith Barney Appreciation Fund                         --              157            (157)

-------------------------------------------------------------------------------

                                               UNITS            UNITS        NET INCREASE
SUB-ACCOUNT                                   ISSUED          REDEEMED        (DECREASE)
-----------------------------------------------------------------------------------------------
Smith Barney Cash Portfolio                            --            1,539          (1,539)
UBS Series Trust - U.S. Allocation
 Portfolio                                        302,692        3,615,679      (3,312,987)
Victory Variable Insurance Diversified
 Stock Fund                                         7,530           15,547          (8,017)
Wells Fargo Advantage Asset Allocation
 Fund                                              34,488              104          34,384
Wells Fargo Advantage Total Return Bond
 Fund                                              18,172            1,542          16,630
Wells Fargo Advantage Equity Income Fund           13,927            4,174           9,753
Wells Fargo Advantage International Core
 Fund                                               4,924            4,929              (5)
Wells Fargo Advantage Large Company
 Growth Fund                                       22,580           12,246          10,334
Wells Fargo Advantage Small Cap Growth
 Fund                                               1,695            1,699              (4)
STI Classic VT Capital Appreciation Fund          635,410          405,464         229,946
STI Classic VT Large Cap Relative Value
 Fund                                             384,524          159,975         224,549
STI Classic VT Mid-Cap Equity Fund                228,165          100,567         127,598
STI Classic VT Large Cap Value Equity
 Fund                                             105,563          246,628        (141,065)

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each Sub-Account had issued or outstanding during the reporting period.

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges                      90,274       $1.686113             $152,212
    Highest contract charges                       448,225        1.658885              743,553
    Remaining contract charges                   2,512,544              --            4,085,960
 2005  Lowest contract charges                     101,611        1.448536              147,187
    Highest contract charges                       349,120        1.432998              500,288
    Remaining contract charges                   2,529,839              --            3,547,756
 2004  Lowest contract charges                      69,467        1.195042               83,016
    Highest contract charges                       344,090        1.188741              409,034
    Remaining contract charges                   2,161,965              --            2,513,972
 2003  Lowest contract charges                     452,502        1.118606              506,172
    Highest contract charges                     2,616,752        1.084906            2,838,930
    Remaining contract charges                          --              --                   --
 2002  Lowest contract charges                     109,764        0.935019              102,631
    Highest contract charges                     2,578,750        0.911849            2,351,431
    Remaining contract charges                          --              --                   --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2006  Lowest contract charges                     173,572       11.769020            2,042,768
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges                0.70%                --              16.40%
    Highest contract charges                  1.25%                --              15.76%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.70%                --              21.21%
    Highest contract charges                  1.25%                --              20.55%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.73%                --               6.83%
    Highest contract charges                  1.24%                --               3.25%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.73%                --              19.64%
    Highest contract charges                  1.25%                --              18.98%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.71%                --             (21.75)%
    Highest contract charges                  1.25%                --             (22.18)%
    Remaining contract charges                  --                 --                 --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2006  Lowest contract charges                0.90%              0.13%             17.20%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                   4,725,630       $1.093620           $5,168,044
    Highest contract charges                        64,642        0.952215               61,552
    Remaining contract charges                   1,574,085              --            1,695,167
 2005  Lowest contract charges                   5,345,357        1.041752            5,568,537
    Highest contract charges                        63,542        0.912509               57,983
    Remaining contract charges                   1,745,628              --            1,795,453
 2004  Lowest contract charges                   6,332,460        0.969208            6,137,469
    Highest contract charges                        25,318        0.854079               21,624
    Remaining contract charges                   2,079,808              --            1,993,610
 2003  Lowest contract charges                   7,270,716        0.920414            6,692,069
    Highest contract charges                       188,162        0.906368              170,544
    Remaining contract charges                   2,174,323              --            1,983,986
 2002  Lowest contract charges                   9,360,063        0.719565            6,735,174
    Highest contract charges                        88,089        0.712140               62,732
    Remaining contract charges                   1,910,251              --            1,366,912
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                  10,620,124        1.029777           10,936,359
    Highest contract charges                         9,738        0.992365                9,664
    Remaining contract charges                   3,130,394              --            3,175,150
AIM V.I. HIGH YIELD FUND
 2006  Lowest contract charges                   3,348,187        1.062502            3,557,456
    Highest contract charges                        10,162        1.020226               10,367
    Remaining contract charges                   1,276,045              --            1,352,309
 2005  Lowest contract charges                   4,988,764        0.971542            4,846,794
    Highest contract charges                        10,933        0.939908               10,276
    Remaining contract charges                   1,270,640              --            1,224,484
 2004  Lowest contract charges                   5,263,359        0.957756            5,041,016
    Highest contract charges                        11,738        0.933538               10,958
    Remaining contract charges                   1,465,766              --            1,392,965
 2003  Lowest contract charges                   5,861,434        0.871738            5,109,635
    Highest contract charges                        12,513        0.856094               10,712
    Remaining contract charges                   1,522,069              --            1,315,136
 2002  Lowest contract charges                   6,972,227        0.689391            4,806,590
    Highest contract charges                        53,422        0.682312               36,450
    Remaining contract charges                   1,427,191              --              978,321

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                1.25%              0.06%              4.98%
    Highest contract charges                  1.85%              0.06%              4.35%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              0.06%              7.49%
    Highest contract charges                  1.84%              0.07%              6.84%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%                --               5.30%
    Highest contract charges                  1.83%                --               4.67%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%                --              27.91%
    Highest contract charges                  1.74%                --              27.27%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.26%                --             (25.30)%
    Highest contract charges                  1.17%                --             (20.48)%
    Remaining contract charges                  --                 --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                0.85%              0.54%              8.38%
    Highest contract charges                  1.29%              0.58%              7.91%
    Remaining contract charges                  --                 --                 --
AIM V.I. HIGH YIELD FUND
 2006  Lowest contract charges                1.25%              7.30%              9.36%
    Highest contract charges                  2.00%              8.48%              8.55%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              8.54%              1.44%
    Highest contract charges                  1.99%              8.66%              0.68%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              2.94%              9.87%
    Highest contract charges                  1.99%              2.95%              9.05%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              6.95%             26.45%
    Highest contract charges                  1.27%             30.96%             13.61%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%                --              (7.01)%
    Highest contract charges                  1.11%                --              (6.59)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2006  Lowest contract charges                      31,298       $1.227315              $38,412
    Highest contract charges                         2,887        1.158011                3,343
    Remaining contract charges                   1,672,879              --            2,023,558
 2005  Lowest contract charges                      38,204        1.186422               45,326
    Highest contract charges                        21,281        1.136920               24,195
    Remaining contract charges                   1,573,553              --            1,844,881
 2004  Lowest contract charges                      10,798        1.302509               14,066
    Highest contract charges                        20,742        1.258821               26,111
    Remaining contract charges                   1,458,040              --            1,877,763
 2003  Lowest contract charges                         360        1.205094                  434
    Highest contract charges                         9,291        1.177112               10,937
    Remaining contract charges                   1,156,529              --            1,384,065
 2002  Lowest contract charges                   1,057,195        1.078367            1,140,044
    Highest contract charges                         4,955        1.060382                5,254
    Remaining contract charges                     208,041              --              217,114
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                      76,611        1.431509              109,669
    Highest contract charges                        14,232        1.360165               19,358
    Remaining contract charges                   3,211,764              --            4,511,624
 2005  Lowest contract charges                      80,405        1.237832               99,528
    Highest contract charges                        14,732        1.186183               17,475
    Remaining contract charges                   3,873,707              --            4,706,615
 2004  Lowest contract charges                      54,909        1.197124               65,735
    Highest contract charges                        15,219        1.156961               17,607
    Remaining contract charges                   3,721,614              --            4,385,159
 2003  Lowest contract charges                       9,774        1.088789               10,642
    Highest contract charges                       165,416        0.956562              158,231
    Remaining contract charges                   2,991,687              --            3,243,992
 2002  Lowest contract charges                   3,250,351        0.833485            2,709,119
    Highest contract charges                        14,828        0.735319               10,903
    Remaining contract charges                      73,785              --               56,966
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                      12,090       10.480791              126,712
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2006  Lowest contract charges                1.15%              1.39%              3.45%
    Highest contract charges                  2.13%              1.93%              2.42%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              9.36%             (8.91)%
    Highest contract charges                  2.00%              8.86%             (9.68)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.09%              0.79%              8.08%
    Highest contract charges                  1.94%                --               7.17%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.68%                --               7.91%
    Highest contract charges                  1.85%              5.12%             11.01%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.78%             15.14%
    Highest contract charges                  1.82%                --              14.46%
    Remaining contract charges                  --                 --                 --
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                1.15%              1.19%             15.65%
    Highest contract charges                  2.00%              1.15%             14.67%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              1.20%              3.40%
    Highest contract charges                  2.00%              1.26%              2.53%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.13%              0.65%              9.95%
    Highest contract charges                  1.95%                --               9.02%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.77%                --              23.18%
    Highest contract charges                  1.59%              0.87%             30.09%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.55%            (23.23)%
    Highest contract charges                  1.32%                --             (23.50)%
    Remaining contract charges                  --                 --                 --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges                0.90%              1.08%              4.75%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
BB&T MID CAP GROWTH VIF
 2006  Lowest contract charges                   1,964,026       $1.521650           $2,988,559
    Highest contract charges                        31,024        1.664020               51,623
    Remaining contract charges                   9,791,128              --           14,847,566
 2005  Lowest contract charges                   1,894,083        1.490627            2,823,371
    Highest contract charges                        32,480        1.644827               53,424
    Remaining contract charges                  11,104,636              --           16,539,223
 2004  Lowest contract charges                   1,876,636        1.318301            2,473,973
    Highest contract charges                        34,008        1.467816               49,918
    Remaining contract charges                  10,008,255              --           13,193,940
 2003  Lowest contract charges                     801,388        1.137892              911,893
    Highest contract charges                        21,337        1.122780               23,957
    Remaining contract charges                   8,134,861              --            9,218,334
 2002  Lowest contract charges                   1,127,646        0.843117              950,737
    Highest contract charges                         2,989        0.838321                2,506
    Remaining contract charges                     660,508              --              554,806
BB&T CAPITAL MANAGER EQUITY VIF
 2006  Lowest contract charges                   2,155,237        1.173652            2,529,499
    Highest contract charges                        27,263        1.617024               44,085
    Remaining contract charges                   7,189,146              --            8,541,622
 2005  Lowest contract charges                   2,141,650        1.025898            2,197,114
    Highest contract charges                        28,482        1.426229               40,622
    Remaining contract charges                   7,229,708              --            7,537,158
 2004  Lowest contract charges                   1,541,663        0.971988            1,498,476
    Highest contract charges                        30,207        1.363497               41,187
    Remaining contract charges                   6,903,775              --            6,812,501
 2003  Lowest contract charges                     530,957        0.878589              466,493
    Highest contract charges                         4,201        1.244014                5,225
    Remaining contract charges                   5,520,134              --            4,833,313
 2002  Lowest contract charges                   2,697,569        0.708537            1,911,327
    Highest contract charges                         1,373        1.011459                1,389
    Remaining contract charges                   1,160,958              --              818,342
BB&T LARGE CAP VIF
 2006  Lowest contract charges                   2,664,998        1.841882            4,908,613
    Highest contract charges                        61,354        1.726385              105,921
    Remaining contract charges                  43,989,414              --           80,047,014
 2005  Lowest contract charges                   2,351,428        1.536222            3,612,316
    Highest contract charges                        48,092        1.455089               69,979
    Remaining contract charges                  50,561,931              --           76,949,445
 2004  Lowest contract charges                   1,916,169        1.453613            2,785,369
    Highest contract charges                        29,919        1.391372               41,628
    Remaining contract charges                  54,602,008              --           78,840,621
 2003  Lowest contract charges                     687,732        1.299239              893,528
    Highest contract charges                         5,176        1.258714                6,515
    Remaining contract charges                  52,182,243              --           67,551,187
 2002  Lowest contract charges                  36,695,691        1.063489           39,025,463
    Highest contract charges                           903        1.039115                  938
    Remaining contract charges                   4,527,981              --            4,781,911

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T MID CAP GROWTH VIF
 2006  Lowest contract charges                1.15%              0.42%              2.08%
    Highest contract charges                  2.05%              0.43%              1.17%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%                --              13.07%
    Highest contract charges                  2.04%                --              12.06%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%                --              15.86%
    Highest contract charges                  2.04%                --              14.82%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%                --              32.58%
    Highest contract charges                  1.94%                --              33.93%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%                --             (21.00)%
    Highest contract charges                  0.81%                --              (8.51)%
    Remaining contract charges                  --                 --                 --
BB&T CAPITAL MANAGER EQUITY VIF
 2006  Lowest contract charges                1.15%              1.08%             14.40%
    Highest contract charges                  2.05%              1.08%             13.38%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              1.60%              5.55%
    Highest contract charges                  2.04%              1.46%              4.60%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.14%              0.93%             10.63%
    Highest contract charges                  2.04%              0.82%              9.64%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%              0.69%             21.80%
    Highest contract charges                  1.99%              0.42%             22.99%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.16%            (22.26)%
    Highest contract charges                  0.54%              0.50%              1.15%
    Remaining contract charges                  --                 --                 --
BB&T LARGE CAP VIF
 2006  Lowest contract charges                1.15%              1.34%             19.90%
    Highest contract charges                  2.20%              1.41%             18.65%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              1.98%              5.68%
    Highest contract charges                  2.19%              2.09%              4.58%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%              2.00%             11.88%
    Highest contract charges                  2.17%              2.50%             10.72%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%              1.71%             20.31%
    Highest contract charges                  1.33%              2.12%             19.58%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              1.56%            (20.64)%
    Highest contract charges                  0.55%              1.56%              3.91%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
BB&T LARGE CAP GROWTH VIF
 2006  Lowest contract charges                   1,573,530       $1.015450           $1,597,841
    Highest contract charges                        13,432        1.297363               17,429
    Remaining contract charges                   7,940,442              --            8,249,216
 2005  Lowest contract charges                   1,601,040        0.986857            1,579,997
    Highest contract charges                        12,871        1.274143               16,400
    Remaining contract charges                   9,354,639              --            9,435,673
 2004  Lowest contract charges                   1,165,479        0.979816            1,141,954
    Highest contract charges                        12,700        1.278399               16,235
    Remaining contract charges                   9,174,461              --            9,147,329
 2003  Lowest contract charges                     456,061        0.938343              427,942
    Highest contract charges                         1,950        0.925870                1,805
    Remaining contract charges                   7,220,347              --            6,747,330
 2002  Lowest contract charges                   1,203,969        0.741673              892,951
    Highest contract charges                         5,032        0.737908                3,713
    Remaining contract charges                     355,370              --              262,551
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2006  Lowest contract charges                   2,657,128        1.567011            4,163,749
    Highest contract charges                        66,704        1.527542              101,895
    Remaining contract charges                   3,723,419              --            5,772,682
 2005  Lowest contract charges                   3,167,861        1.271051            4,026,513
    Highest contract charges                        51,215        1.252108               64,127
    Remaining contract charges                   3,936,313              --            4,971,728
 2004  Lowest contract charges                   1,146,976        1.209632            1,387,421
    Highest contract charges                        17,108        1.204174               20,601
    Remaining contract charges                   1,315,284              --            1,587,650
BB&T TOTAL RETURN BOND VIF
 2006  Lowest contract charges                     981,148        1.048296            1,028,534
    Highest contract charges                       122,645        1.028105              126,092
    Remaining contract charges                     601,271              --              623,359
 2005  Lowest contract charges                     991,885        1.024796            1,016,480
    Highest contract charges                       185,294        1.013127              187,727
    Remaining contract charges                     639,235              --              650,796
 2004  Lowest contract charges                     198,559        1.013539              201,247
    Highest contract charges                        98,811        1.010047               99,804
    Remaining contract charges                     176,294              --              178,407

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T LARGE CAP GROWTH VIF
 2006  Lowest contract charges                1.15%              0.49%              2.90%
    Highest contract charges                  2.20%              0.48%              1.82%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              0.41%              0.72%
    Highest contract charges                  2.19%              0.40%             (0.33)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%              0.60%              4.42%
    Highest contract charges                  2.18%              1.26%              3.33%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%                --              21.09%
    Highest contract charges                  1.92%                --              25.55%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%                --             (31.34)%
    Highest contract charges                  0.71%                --              (4.92)%
    Remaining contract charges                  --                 --                 --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2006  Lowest contract charges                1.15%              0.05%             23.29%
    Highest contract charges                  2.20%              0.06%             22.00%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%                --               5.08%
    Highest contract charges                  2.18%                --               3.98%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.49%                --              20.96%
    Highest contract charges                  0.94%                --              20.42%
    Remaining contract charges                  --                 --                 --
BB&T TOTAL RETURN BOND VIF
 2006  Lowest contract charges                1.15%              4.32%              2.29%
    Highest contract charges                  1.95%              4.31%              1.48%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              4.18%              1.11%
    Highest contract charges                  1.93%              3.95%              0.31%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.46%              1.08%              1.35%
    Highest contract charges                  0.82%              1.15%              1.01%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO
 2006  Lowest contract charges                      23,198       $3.442632              $79,861
    Highest contract charges                       205,816        3.284534              676,005
    Remaining contract charges                     785,427              --            2,581,556
 2005  Lowest contract charges                      32,698        3.187247              104,215
    Highest contract charges                       195,697        3.057638              598,371
    Remaining contract charges                     949,587              --            2,905,051
 2004  Lowest contract charges                      37,434        3.037979              113,724
    Highest contract charges                       189,326        2.930509              554,821
    Remaining contract charges                     975,062              --            2,858,631
 2003  Lowest contract charges                      45,254        2.825967              127,885
    Highest contract charges                     1,217,658        2.741041            3,337,648
    Remaining contract charges                          --              --                   --
 2002  Lowest contract charges                      50,131        2.385028              119,565
    Highest contract charges                     1,231,841        2.326095            2,865,380
    Remaining contract charges                          --              --                   --
COLUMBIA ASSET ALLOCATION FUND VS
 2006  Lowest contract charges                   4,640,164        1.166797            5,414,129
    Highest contract charges                        31,888        1.112869               35,488
    Remaining contract charges                   2,669,599              --            3,048,152
 2005  Lowest contract charges                   5,306,107        1.080659            5,734,092
    Highest contract charges                        30,545        1.040043               31,768
    Remaining contract charges                   2,847,419              --            3,020,369
 2004  Lowest contract charges                   6,388,558        1.047513            6,692,097
    Highest contract charges                        31,721        1.017258               32,268
    Remaining contract charges                   2,821,016              --            2,912,045
 2003  Lowest contract charges                   6,460,430        0.980209            6,332,572
    Highest contract charges                        83,124        0.960506               79,842
    Remaining contract charges                   2,525,579              --            2,450,353
 2002  Lowest contract charges                   6,453,248        0.833420            5,378,266
    Highest contract charges                        89,135        0.823636               73,415
    Remaining contract charges                   1,718,341              --            1,426,263
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2006  Lowest contract charges                   4,385,997        1.275885            5,596,028
    Highest contract charges                       194,334        1.216903              236,487
    Remaining contract charges                   8,707,977              --           10,784,938
 2005  Lowest contract charges                   5,210,434        1.150236            5,993,228
    Highest contract charges                       205,027        1.106971              226,959
    Remaining contract charges                   9,419,904              --           10,562,297
 2004  Lowest contract charges                   5,195,570        1.097579            5,702,551
    Highest contract charges                       189,774        1.065842              202,269
    Remaining contract charges                   9,158,516              --            9,850,655
 2003  Lowest contract charges                   5,854,620        1.008916            5,906,820
    Highest contract charges                       191,757        0.988604              189,572
    Remaining contract charges                   7,467,562              --            7,436,325
 2002  Lowest contract charges                   5,942,119        0.756932            4,497,780
    Highest contract charges                        55,241        0.748024               41,321
    Remaining contract charges                   2,590,490              --            1,946,550

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO
 2006  Lowest contract charges                0.70%              2.05%              8.01%
    Highest contract charges                  1.25%              2.43%              7.42%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.70%              1.69%              4.91%
    Highest contract charges                  1.25%              1.85%              4.34%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.70%              1.63%              7.50%
    Highest contract charges                  1.21%              2.30%              5.93%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.70%              1.90%             18.49%
    Highest contract charges                  1.25%              1.95%             17.84%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.71%              0.93%            (12.76)%
    Highest contract charges                  1.25%              2.55%            (13.24)%
    Remaining contract charges                  --                 --                 --
COLUMBIA ASSET ALLOCATION FUND VS
 2006  Lowest contract charges                0.85%              2.56%              5.19%
    Highest contract charges                  1.46%              2.51%              4.56%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              0.01%              3.16%
    Highest contract charges                  2.15%              0.02%              2.24%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              1.36%              6.87%
    Highest contract charges                  2.12%              2.62%              5.91%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              1.22%             17.61%
    Highest contract charges                  2.10%              1.18%             16.62%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              1.32%            (14.62)%
    Highest contract charges                  0.87%              2.10%             (2.21)%
    Remaining contract charges                  --                 --                 --
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2006  Lowest contract charges                0.85%                --              (5.14)%
    Highest contract charges                  1.46%                --              (5.71)%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%                --               4.80%
    Highest contract charges                  2.14%                --               3.86%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%                --               8.79%
    Highest contract charges                  2.13%                --               7.81%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%                --              33.29%
    Highest contract charges                  2.08%                --              32.16%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%                --             (27.28)%
    Highest contract charges                  0.87%                --              (7.02)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND VS
 2006  Lowest contract charges                   8,381,636       $1.441285          $12,080,326
    Highest contract charges                       294,933        1.374716              405,449
    Remaining contract charges                  14,962,803              --           20,863,563
 2005  Lowest contract charges                  10,274,583        1.235396           12,693,179
    Highest contract charges                       326,922        1.188988              388,706
    Remaining contract charges                  15,627,027              --           18,763,038
 2004  Lowest contract charges                  11,122,608        1.144176           12,726,223
    Highest contract charges                       347,760        1.111137              386,409
    Remaining contract charges                  15,519,125              --           17,342,453
 2003  Lowest contract charges                  11,044,863        1.023674           11,306,339
    Highest contract charges                       127,882        1.003100              128,278
    Remaining contract charges                  11,630,575              --           11,752,543
 2002  Lowest contract charges                  11,685,766        0.796267            9,304,990
    Highest contract charges                        50,581        0.786909               39,803
    Remaining contract charges                   3,378,057              --            2,669,749
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                     229,041        1.055993              241,866
    Highest contract charges                        19,419        0.990679               19,241
    Remaining contract charges                   6,656,814              --            6,789,814
 2005  Lowest contract charges                     119,079        0.972446              115,798
    Highest contract charges                        19,996        0.922388               18,444
    Remaining contract charges                   7,531,993              --            7,075,000
 2004  Lowest contract charges                     119,414        0.934277              111,568
    Highest contract charges                        20,732        0.895985               18,575
    Remaining contract charges                   8,844,586              --            7,992,337
 2003  Lowest contract charges                      61,542        0.888991               54,710
    Highest contract charges                         6,322        0.861982                5,449
    Remaining contract charges                   8,280,897              --            7,130,324
 2002  Lowest contract charges                   1,731,127        0.776983            1,345,056
    Highest contract charges                         6,071        0.761811                4,625
    Remaining contract charges                   6,330,968              --            4,716,173
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                     243,137        1.444366              351,179
    Highest contract charges                       114,661        0.990811              113,611
    Remaining contract charges                   8,229,803              --           10,410,616
 2005  Lowest contract charges                     260,915        1.315864              343,329
    Highest contract charges                       112,937        0.912639              103,071
    Remaining contract charges                  10,312,937              --           12,011,914
 2004  Lowest contract charges                      79,434        1.249582               99,260
    Highest contract charges                        47,612        0.876249               41,720
    Remaining contract charges                   9,489,275              --           11,014,994
 2003  Lowest contract charges                      21,150        1.110137               23,479
    Highest contract charges                       429,079        0.791692              339,698
    Remaining contract charges                  10,178,057              --           10,622,946
 2002  Lowest contract charges                   9,652,623        0.808212            7,801,366
    Highest contract charges                        55,732        0.579420               32,292
    Remaining contract charges                   1,395,423              --              840,128

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND VS
 2006  Lowest contract charges                0.85%              1.36%              7.76%
    Highest contract charges                  1.46%              1.37%              7.11%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%                --               7.97%
    Highest contract charges                  2.14%                --               7.01%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              1.23%             11.77%
    Highest contract charges                  2.13%              1.81%             10.77%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              1.11%             28.56%
    Highest contract charges                  2.09%              1.38%             27.47%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.93%            (21.72)%
    Highest contract charges                  0.84%              5.60%             (6.49)%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA BALANCED FUND
 2006  Lowest contract charges                1.15%              3.14%              8.59%
    Highest contract charges                  2.25%              2.46%              7.40%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              2.36%              4.09%
    Highest contract charges                  2.24%              2.35%              2.95%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%              1.35%              5.09%
    Highest contract charges                  2.22%              1.93%              3.95%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.75%              7.91%             11.86%
    Highest contract charges                  2.12%              3.76%             13.32%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              2.15%            (10.79)%
    Highest contract charges                  1.71%             11.45%            (11.28)%
    Remaining contract charges                  --                 --                 --
EVERGREEN VA GROWTH FUND
 2006  Lowest contract charges                1.15%                --               9.77%
    Highest contract charges                  2.25%                --               8.57%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%                --               5.30%
    Highest contract charges                  2.23%                --               4.15%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.14%                --              12.56%
    Highest contract charges                  2.22%                --              11.33%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.74%                --              31.87%
    Highest contract charges                  1.92%                --              36.31%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%                --             (27.82)%
    Highest contract charges                  1.73%                --             (28.21)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                  651,293     $2.015588        $1,312,738
    Highest contract charges                    430,101      1.185895           510,054
    Remaining contract charges               18,887,235            --        29,017,420
 2005  Lowest contract charges                  689,661      1.655468         1,141,711
    Highest contract charges                    472,238      0.984776           465,048
    Remaining contract charges               21,137,327            --        26,884,680
 2004  Lowest contract charges                  307,411      1.443680           443,802
    Highest contract charges                    269,911      0.868284           234,360
    Remaining contract charges               18,682,775            --        22,175,467
 2003  Lowest contract charges                   13,712      1.225041            16,797
    Highest contract charges                     34,086      0.744937            25,392
    Remaining contract charges               13,288,081            --        15,363,489
 2002  Lowest contract charges               12,391,367      0.943918        11,696,434
    Highest contract charges                     65,594      0.580403            38,071
    Remaining contract charges                2,081,281            --         1,429,974
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                  152,909      0.855696           130,844
    Highest contract charges                     84,586      0.633346            53,570
    Remaining contract charges               10,308,517            --         7,589,378
 2005  Lowest contract charges                  156,352      0.816470           127,657
    Highest contract charges                     86,546      0.611009            52,880
    Remaining contract charges               12,752,025            --         9,017,086
 2004  Lowest contract charges                  129,393      0.795314           102,910
    Highest contract charges                     59,045      0.601763            35,531
    Remaining contract charges               14,975,575            --        10,491,896
 2003  Lowest contract charges                   38,049      0.750388            28,552
    Highest contract charges                     40,045      0.574241            22,996
    Remaining contract charges               14,551,351            --         9,849,752
 2002  Lowest contract charges                8,143,614      0.542221         4,415,639
    Highest contract charges                    173,608      0.419453            72,820
    Remaining contract charges                5,020,847            --         2,225,791
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                  698,258      2.153172         1,503,469
    Highest contract charges                    308,959      1.591976           491,856
    Remaining contract charges               12,115,458            --        23,498,840
 2005  Lowest contract charges                  660,316      1.791931         1,183,241
    Highest contract charges                    314,920      1.339547           421,850
    Remaining contract charges               11,402,317            --        18,438,672
 2004  Lowest contract charges                  424,624      1.636527           694,911
    Highest contract charges                    243,981      1.236897           301,780
    Remaining contract charges                8,088,737            --        11,938,436
 2003  Lowest contract charges                   63,835      1.375251            87,790
    Highest contract charges                     14,316      1.050919            15,045
    Remaining contract charges                3,369,285            --         4,428,913
 2002  Lowest contract charges                  882,495      1.074467           948,211
    Highest contract charges                     12,879      0.829049            10,677
    Remaining contract charges                  711,915            --           711,308

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                1.15%             3.78%             21.75%
    Highest contract charges                  2.25%             3.74%             20.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.14%             2.65%             14.67%
    Highest contract charges                  2.24%             2.59%             13.42%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%             3.28%             17.85%
    Highest contract charges                  2.20%             4.36%             16.56%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.75%             2.52%             30.49%
    Highest contract charges                  2.13%             1.39%             28.54%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.25%             1.35%            (11.58)%
    Highest contract charges                  1.80%             1.78%            (12.07)%
    Remaining contract charges                  --                --                 --
EVERGREEN VA OMEGA FUND
 2006  Lowest contract charges                1.15%               --               4.80%
    Highest contract charges                  2.25%               --               3.66%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             0.18%              2.66%
    Highest contract charges                  2.24%             0.15%              1.54%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%               --               5.99%
    Highest contract charges                  2.22%               --               4.83%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.73%               --              30.27%
    Highest contract charges                  1.40%               --              29.44%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.26%               --             (26.31)%
    Highest contract charges                  1.80%               --             (26.71)%
    Remaining contract charges                  --                --                 --
EVERGREEN VA SPECIAL VALUES FUND
 2006  Lowest contract charges                1.15%             0.81%             20.16%
    Highest contract charges                  2.25%             0.78%             18.84%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.14%             1.10%              9.50%
    Highest contract charges                  2.24%             1.06%              8.30%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%             1.93%             19.00%
    Highest contract charges                  2.22%             1.72%             17.70%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.74%             0.54%             33.28%
    Highest contract charges                  2.15%             0.12%             26.76%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.25%             0.48%            (15.03)%
    Highest contract charges                  0.87%             0.37%             (4.93)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND
 2006  Lowest contract charges                  105,860     $1.386342          $146,758
    Highest contract charges                      4,319      1.357435             5,862
    Remaining contract charges                   22,035            --            30,190
 2005  Lowest contract charges                  170,026      1.288444           219,069
    Highest contract charges                      4,812      1.266001             6,091
    Remaining contract charges                   23,131            --            29,512
 2004  Lowest contract charges                  171,469      1.285642           220,449
    Highest contract charges                      4,966      1.267677             6,295
    Remaining contract charges                   24,307            --            31,007
 2003  Lowest contract charges                  160,699      1.197761           192,479
    Highest contract charges                      4,840      1.185150             5,737
    Remaining contract charges                   23,624            --            28,132
 2002  Lowest contract charges                  130,448      1.025185           133,733
    Highest contract charges                      4,841      1.017949             4,927
    Remaining contract charges                   19,323            --            19,734
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                  398,455      1.371376           546,432
    Highest contract charges                    136,095      1.255393           170,923
    Remaining contract charges               11,151,131            --        15,182,851
 2005  Lowest contract charges                  353,964      1.231220           435,807
    Highest contract charges                    156,761      1.139547           178,636
    Remaining contract charges               14,479,402            --        17,743,170
 2004  Lowest contract charges                  135,262      1.142503           154,539
    Highest contract charges                      2,072      1.069121             2,216
    Remaining contract charges               15,305,910            --        17,448,596
 2003  Lowest contract charges                   42,605      1.058254            45,087
    Highest contract charges                     49,017      1.057417            51,832
    Remaining contract charges               15,645,979            --        16,555,037
 2002  Lowest contract charges               18,379,730      1.129941        20,768,011
    Highest contract charges                      3,152      1.126850             3,552
    Remaining contract charges                2,456,384            --         2,776,219
FIDELITY(R) VIP ASSET MANAGER (SM)
 2006  Lowest contract charges                   54,951      2.049871           112,643
    Highest contract charges                    265,446      1.955734           519,141
    Remaining contract charges                1,842,953            --         3,630,081
 2005  Lowest contract charges                   46,595      1.923532            89,626
    Highest contract charges                    227,156      1.845314           419,173
    Remaining contract charges                2,151,454            --         3,989,880
 2004  Lowest contract charges                   46,988      1.861751            87,479
    Highest contract charges                    246,354      1.795894           442,425
    Remaining contract charges                2,501,165            --         4,512,990
 2003  Lowest contract charges                   58,807      1.777621           104,536
    Highest contract charges                  2,916,955      1.724182         5,029,361
    Remaining contract charges                       --            --                --
 2002  Lowest contract charges                   69,479      1.517357           105,425
    Highest contract charges                  2,776,777      1.479850         4,109,212
    Remaining contract charges                       --            --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
EVERGREEN VA HIGH INCOME FUND
 2006  Lowest contract charges                1.25%             5.62%              7.60%
    Highest contract charges                  1.61%             6.89%              7.22%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.25%             5.97%              0.22%
    Highest contract charges                  1.58%             7.66%             (0.13)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.25%             5.72%              7.34%
    Highest contract charges                  1.60%             5.58%              6.96%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.25%            14.40%             16.83%
    Highest contract charges                  1.60%            12.03%             16.43%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.20%             3.10%              3.87%
    Highest contract charges                  0.26%             3.10%              3.81%
    Remaining contract charges                  --                --                 --
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2006  Lowest contract charges                1.15%             1.49%             11.38%
    Highest contract charges                  2.25%             1.22%             10.17%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.14%             1.10%              7.77%
    Highest contract charges                  2.22%             1.32%              6.59%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%             1.67%              7.96%
    Highest contract charges                  2.21%             2.16%              6.78%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.10%             0.74%              5.83%
    Highest contract charges                  0.18%             0.67%              5.74%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.24%             0.56%            (14.04)%
    Highest contract charges                  1.62%               --             (15.26)%
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP ASSET MANAGER (SM)
 2006  Lowest contract charges                0.70%             2.59%              6.57%
    Highest contract charges                  1.25%             2.51%              5.98%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             2.63%              3.32%
    Highest contract charges                  1.25%             2.64%              2.75%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.70%             3.02%              4.73%
    Highest contract charges                  1.20%               --               2.93%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.70%             4.01%             17.15%
    Highest contract charges                  1.25%             3.43%             16.51%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.70%             4.63%             (9.37)%
    Highest contract charges                  1.25%             3.99%             (9.86)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2006  Lowest contract charges                  168,798     $2.116599          $357,277
    Highest contract charges                    919,700      2.019631         1,857,454
    Remaining contract charges                6,340,036            --        12,898,092
 2005  Lowest contract charges                  188,191      1.994820           375,408
    Highest contract charges                    885,634      1.913934         1,695,045
    Remaining contract charges                7,286,138            --        14,036,244
 2004  Lowest contract charges                  202,124      1.898724           383,777
    Highest contract charges                    896,710      1.831787         1,642,581
    Remaining contract charges                8,737,609            --        16,107,694
 2003  Lowest contract charges                  209,095      1.849578           386,737
    Highest contract charges                 10,887,746      1.794209        19,534,893
    Remaining contract charges                       --            --                --
 2002  Lowest contract charges                  242,339      1.402016           339,763
    Highest contract charges                 11,056,737      1.367536        15,120,486
    Remaining contract charges                       --            --                --
FIDELITY(R) VIP CONTRAFUND(R)
 2006  Lowest contract charges                  116,445      3.513227           409,099
    Highest contract charges                    923,803      3.352197         3,096,771
    Remaining contract charges                6,871,940            --        23,167,898
 2005  Lowest contract charges                  111,516      3.166858           353,155
    Highest contract charges                    888,177      3.038367         2,698,606
    Remaining contract charges                7,248,133            --        22,125,087
 2004  Lowest contract charges                  108,358      2.727196           295,513
    Highest contract charges                    764,696      2.630955         2,011,881
    Remaining contract charges                7,469,852            --        19,738,758
 2003  Lowest contract charges                  112,266      2.378268           266,998
    Highest contract charges                  8,645,200      2.306999        19,944,467
    Remaining contract charges                       --            --                --
 2002  Lowest contract charges                  124,044      1.864310           231,256
    Highest contract charges                  8,699,505      1.818406        15,819,231
    Remaining contract charges                       --            --                --
FIDELITY (R) VIP OVERSEAS
 2006  Lowest contract charges                   45,904      2.225287           102,148
    Highest contract charges                    392,692      2.122980           833,681
    Remaining contract charges                2,694,211            --         5,772,053
 2005  Lowest contract charges                   32,386      1.897805            61,463
    Highest contract charges                    321,437      1.820534           585,186
    Remaining contract charges                2,589,101            --         4,741,708
 2004  Lowest contract charges                   31,809      1.605378            51,063
    Highest contract charges                    343,171      1.548494           531,398
    Remaining contract charges                2,684,289            --         4,183,840
 2003  Lowest contract charges                   36,811      1.422660            52,369
    Highest contract charges                  2,935,213      1.379823         4,050,074
    Remaining contract charges                       --            --                --
 2002  Lowest contract charges                   60,516      0.999280            60,473
    Highest contract charges                  2,696,498      0.974520         2,627,791
    Remaining contract charges                       --            --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FIDELITY(R) VIP GROWTH
 2006  Lowest contract charges                0.70%             0.39%              6.11%
    Highest contract charges                  1.25%             0.37%              5.52%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             0.50%              5.06%
    Highest contract charges                  1.25%             0.49%              4.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.70%             0.27%              2.66%
    Highest contract charges                  1.20%               --              (2.08)%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.70%             0.29%             31.92%
    Highest contract charges                  1.25%             0.27%             31.20%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.70%             0.31%            (30.59)%
    Highest contract charges                  1.25%             0.27%            (30.98)%
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP CONTRAFUND(R)
 2006  Lowest contract charges                0.70%             1.33%             10.94%
    Highest contract charges                  1.25%             1.29%             10.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.70%             0.28%             16.12%
    Highest contract charges                  1.24%             0.26%             15.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.70%             0.34%             14.67%
    Highest contract charges                  1.20%               --              12.88%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.70%             0.47%             27.57%
    Highest contract charges                  1.25%             0.46%             26.87%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.70%             1.08%             (9.98)%
    Highest contract charges                  1.25%             0.84%            (10.48)%
    Remaining contract charges                  --                --                 --
FIDELITY (R) VIP OVERSEAS
 2006  Lowest contract charges                0.70%             0.82%             17.26%
    Highest contract charges                  1.25%             0.87%             16.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.67%             4.11%             18.22%
    Highest contract charges                  1.25%             0.64%             17.57%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.75%             0.59%             12.84%
    Highest contract charges                  1.20%               --               7.85%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.70%             0.40%             42.37%
    Highest contract charges                  1.25%             0.78%             41.59%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.70%             0.94%            (20.84)%
    Highest contract charges                  1.25%             0.78%            (21.27)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                   52,850    $11.290953          $596,727
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
FIFTH THIRD BALANCED VIP FUND
 2006  Lowest contract charges                   60,492      1.333249            80,651
    Highest contract charges                     22,606      1.287723            29,111
    Remaining contract charges                  820,292            --         1,076,899
 2005  Lowest contract charges                   69,014      1.237251            85,388
    Highest contract charges                     24,119      1.204588            29,052
    Remaining contract charges                  970,373            --         1,186,283
 2004  Lowest contract charges                   60,017      1.226789            73,628
    Highest contract charges                     20,533      1.203995            24,722
    Remaining contract charges                  960,254            --         1,167,881
 2003  Lowest contract charges                   90,705      1.180690           107,095
    Highest contract charges                     56,455      1.168060            65,943
    Remaining contract charges                  792,373            --           931,076
 2002  Lowest contract charges                   14,188      1.047633            14,864
    Highest contract charges                     48,553      1.044406            50,709
    Remaining contract charges                  109,067            --           114,077
FIFTH THIRD DISCIPLINED VALUE VIP FUND
 2006  Lowest contract charges                  951,782      1.895509         1,804,111
    Highest contract charges                    156,499      1.830811           286,521
    Remaining contract charges                6,245,660            --        11,638,329
 2005  Lowest contract charges                1,207,969      1.592771         1,924,018
    Highest contract charges                    169,970      1.550753           263,582
    Remaining contract charges                6,824,203            --        10,727,436
 2004  Lowest contract charges                1,058,066      1.513734         1,601,633
    Highest contract charges                    146,936      1.485633           218,293
    Remaining contract charges                6,296,406            --         9,446,602
 2003  Lowest contract charges                  366,989      1.355563           497,477
    Highest contract charges                     37,916      1.341080            50,849
    Remaining contract charges                3,340,228            --         4,508,241
 2002  Lowest contract charges                   19,883      1.029292            20,466
    Highest contract charges                     17,185      1.026122            17,634
    Remaining contract charges                  183,308            --           188,375

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                0.90%             0.50%             12.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIFTH THIRD BALANCED VIP FUND
 2006  Lowest contract charges                1.15%             2.54%              7.76%
    Highest contract charges                  1.95%             2.49%              6.90%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             1.55%              0.85%
    Highest contract charges                  1.94%             1.56%              0.05%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.15%             0.79%              3.90%
    Highest contract charges                  1.97%             0.78%              3.08%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.75%             1.09%             10.91%
    Highest contract charges                  1.95%             1.00%             11.84%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.57%             1.15%              4.76%
    Highest contract charges                  0.73%             2.05%             (0.93)%
    Remaining contract charges                  --                --                 --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
 2006  Lowest contract charges                1.15%             2.13%             19.01%
    Highest contract charges                  1.95%             2.16%             18.06%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             1.31%              5.22%
    Highest contract charges                  1.94%             1.30%              4.38%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%             0.78%             11.67%
    Highest contract charges                  1.94%             0.72%             10.78%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.76%             1.30%             28.75%
    Highest contract charges                  1.94%             1.43%             30.69%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.57%             1.59%              2.93%
    Highest contract charges                  0.73%             3.91%             (4.66)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP VIP FUND
 2006  Lowest contract charges                     980,593       $1.788642           $1,753,930
    Highest contract charges                       151,312        1.727538              261,398
    Remaining contract charges                   6,684,358              --           11,750,817
 2005  Lowest contract charges                   1,275,842        1.644195            2,097,733
    Highest contract charges                       159,146        1.600780              254,758
    Remaining contract charges                   7,151,391              --           11,603,286
 2004  Lowest contract charges                   1,183,768        1.511998            1,789,853
    Highest contract charges                       161,836        1.483900              240,148
    Remaining contract charges                   6,844,174              --           10,255,507
 2003  Lowest contract charges                     339,338        1.399565              474,926
    Highest contract charges                        17,792        1.384586               24,634
    Remaining contract charges                   3,464,150              --            4,826,732
 2002  Lowest contract charges                      22,892        1.043942               23,898
    Highest contract charges                         1,711        1.040716                1,780
    Remaining contract charges                     207,118              --              215,882
FIFTH THIRD QUALITY GROWTH VIP FUND
 2006  Lowest contract charges                   1,593,585        0.782635            1,247,196
    Highest contract charges                       303,945        0.752057              228,584
    Remaining contract charges                  14,299,793              --           10,986,760
 2005  Lowest contract charges                   2,091,156        0.755759            1,580,410
    Highest contract charges                       309,236        0.732059              226,379
    Remaining contract charges                  15,349,179              --           11,427,902
 2004  Lowest contract charges                   1,889,148        0.720733            1,361,571
    Highest contract charges                       279,179        0.703740              196,469
    Remaining contract charges                  15,893,639              --           11,331,259
 2003  Lowest contract charges                     563,852        0.723325              407,849
    Highest contract charges                        49,256        0.711938               35,067
    Remaining contract charges                  10,210,819              --            7,344,613
 2002  Lowest contract charges                   3,556,748        0.560334            1,992,967
    Highest contract charges                        11,655        0.555759                6,477
    Remaining contract charges                   1,419,724              --              791,291
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                     294,960        9.815494            2,895,176
    Highest contract charges                        48,199        1.053479               50,778
    Remaining contract charges                 992,562,957              --        2,983,633,961
 2005  Lowest contract charges                     345,221        8.879802            3,065,494
    Highest contract charges                        42,610        0.976191               41,596
    Remaining contract charges               1,176,331,819              --        3,335,273,777
 2004  Lowest contract charges                     414,152        8.293057            3,434,619
    Highest contract charges                        37,910        0.933826               35,401
    Remaining contract charges               1,329,589,292              --        3,726,776,975
 2003  Lowest contract charges                     432,123        8.005787            3,459,483
    Highest contract charges                         9,155        1.009434                9,241
    Remaining contract charges               1,225,639,603              --        3,885,944,628
 2002  Lowest contract charges                     442,538        6.766568            2,994,464
    Highest contract charges                        88,665        0.793553               70,360
    Remaining contract charges               1,113,630,465              --        3,419,913,732

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FIFTH THIRD MID CAP VIP FUND
 2006  Lowest contract charges                1.15%             0.03%              8.79%
    Highest contract charges                  1.95%             0.03%              7.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             0.09%              8.74%
    Highest contract charges                  1.94%             0.08%              7.88%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%               --               8.03%
    Highest contract charges                  1.94%               --               7.17%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.76%               --              33.22%
    Highest contract charges                  1.93%               --              33.04%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.57%               --               4.39%
    Highest contract charges                  0.63%               --              (5.24)%
    Remaining contract charges                  --                --                 --
FIFTH THIRD QUALITY GROWTH VIP FUND
 2006  Lowest contract charges                1.15%             0.72%              3.56%
    Highest contract charges                  1.95%             0.78%              2.73%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             0.03%              4.86%
    Highest contract charges                  1.94%             0.03%              4.02%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.14%               --              (0.36)%
    Highest contract charges                  1.94%               --              (1.15)%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.76%               --              22.62%
    Highest contract charges                  1.94%               --              28.10%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                1.24%               --             (30.90)%
    Highest contract charges                  0.68%               --              (5.86)%
    Remaining contract charges                  --                --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                0.15%             2.28%             10.54%
    Highest contract charges                  2.30%             2.14%              7.92%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.15%             3.15%              7.08%
    Highest contract charges                  2.29%             2.88%              4.54%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.15%             2.03%              3.59%
    Highest contract charges                  2.28%             2.48%              1.13%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.15%             2.44%             18.31%
    Highest contract charges                  2.18%             3.29%             15.92%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.15%             2.90%            (13.92)%
    Highest contract charges                  0.89%             3.11%             (1.90)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                     254,955       $7.524793           $1,918,485
    Highest contract charges                        73,373        1.395328              102,381
    Remaining contract charges                 522,716,745              --        1,048,721,281
 2005  Lowest contract charges                     303,781        7.190710            2,184,401
    Highest contract charges                        79,349        1.362355              108,102
    Remaining contract charges                 565,054,162              --        1,127,681,487
 2004  Lowest contract charges                     295,995        7.029369            2,080,653
    Highest contract charges                        49,023        1.360735               66,707
    Remaining contract charges                 550,625,869              --        1,138,529,508
 2003  Lowest contract charges                     313,505        6.728784            2,109,510
    Highest contract charges                        12,784        1.330849               17,014
    Remaining contract charges                 438,451,434              --          992,365,836
 2002  Lowest contract charges                     430,602        6.248638            2,690,678
    Highest contract charges                        90,748        1.250447              113,475
    Remaining contract charges                 352,952,321              --          846,221,548
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                     614,816       27.803951           17,094,314
    Highest contract charges                        10,565        2.230767               23,572
    Remaining contract charges                 827,372,341              --        4,099,225,924
 2005  Lowest contract charges                     646,852       23.878318           15,445,729
    Highest contract charges                        11,276        1.958414               22,083
    Remaining contract charges                 941,472,634              --        4,141,445,581
 2004  Lowest contract charges                     664,770       20.696708           13,758,509
    Highest contract charges                       170,210        1.736063              295,496
    Remaining contract charges               1,002,544,479              --        4,037,374,144
 2003  Lowest contract charges                     652,234       17.365115           11,326,120
    Highest contract charges                        21,791        1.488245               32,431
    Remaining contract charges                 734,402,033              --        3,227,130,440
 2002  Lowest contract charges                     650,747       12.214884            7,948,797
    Highest contract charges                       159,354        0.681967              108,674
    Remaining contract charges                 509,750,151              --        2,145,613,186

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                0.15%             4.82%              4.65%
    Highest contract charges                  2.30%             5.02%              2.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.15%             7.39%              2.30%
    Highest contract charges                  2.29%             7.84%              0.12%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.15%             4.57%              4.47%
    Highest contract charges                  2.28%             6.95%              2.25%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.15%             4.27%              7.68%
    Highest contract charges                  2.17%             6.01%              5.50%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.15%             4.17%              9.92%
    Highest contract charges                  0.87%               --               6.08%
    Remaining contract charges                  --                --                 --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                0.15%             1.37%             16.44%
    Highest contract charges                  2.35%             1.35%             13.91%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.15%             0.96%             15.37%
    Highest contract charges                  2.30%             1.55%             12.86%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.15%             0.35%             19.19%
    Highest contract charges                  2.29%             0.56%             16.65%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.15%             0.63%             42.16%
    Highest contract charges                  2.18%             0.85%             39.28%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.15%             0.60%            (19.82)%
    Highest contract charges                  0.87%             1.98%              1.74%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                     197,208       $4.443435             $876,281
    Highest contract charges                        16,702        1.498310               25,026
    Remaining contract charges                 773,257,538              --        1,910,669,514
 2005  Lowest contract charges                     209,613        3.701009              775,779
    Highest contract charges                        17,824        1.274439               22,715
    Remaining contract charges                 845,515,209              --        1,788,595,218
 2004  Lowest contract charges                     158,807        3.501581              556,079
    Highest contract charges                         2,732        1.071092                2,927
    Remaining contract charges                 808,726,825              --        1,711,132,784
 2003  Lowest contract charges                     165,306        3.122502              516,167
    Highest contract charges                        12,443        1.121332               13,953
    Remaining contract charges                 610,776,587              --        1,335,468,958
 2002  Lowest contract charges                     165,923        2.468771              409,626
    Highest contract charges                        41,687        0.941009               39,228
    Remaining contract charges                 450,714,987              --          892,464,295
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                       7,789        1.233444                9,607
    Highest contract charges                           455        1.092646                  498
    Remaining contract charges                  17,510,013              --           20,041,478
 2005  Lowest contract charges                       8,250        1.126944                9,298
    Highest contract charges                         8,782        1.031321                9,058
    Remaining contract charges                  20,975,567              --           22,218,198
 2004  Lowest contract charges                       8,250        1.028217                8,484
    Highest contract charges                        84,200        0.954197               80,344
    Remaining contract charges                  21,702,270              --           21,269,976
 2003  Lowest contract charges                       8,250        0.999198                8,244
    Highest contract charges                       196,494        0.948374              186,350
    Remaining contract charges                  19,895,159              --           19,232,849
 2002  Lowest contract charges                      17,182        0.780345               13,408
    Highest contract charges                        48,006        0.756733               36,328
    Remaining contract charges                  15,192,357              --           11,632,102
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                      38,668        2.289028               88,512
    Highest contract charges                       109,766        1.032085              113,287
    Remaining contract charges                  57,284,842              --           97,687,858
 2005  Lowest contract charges                      42,023        2.108460               88,604
    Highest contract charges                       100,251        0.972306               97,474
    Remaining contract charges                  66,801,261              --          106,842,426
 2004  Lowest contract charges                      42,024        2.044840               85,930
    Highest contract charges                        89,988        0.964424               86,787
    Remaining contract charges                  69,764,602              --          111,361,808
 2003  Lowest contract charges                      42,023        1.818182               76,406
    Highest contract charges                        32,819        0.877028               28,783
    Remaining contract charges                  59,223,841              --           89,937,069
 2002  Lowest contract charges                      38,176        1.490856               56,914
    Highest contract charges                         7,087        0.734673                5,207
    Remaining contract charges                  54,551,249              --           72,171,960

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                0.25%             1.80%             20.06%
    Highest contract charges                  2.35%             1.76%             17.57%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.25%             1.96%              5.70%
    Highest contract charges                  2.30%             3.08%              3.20%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.25%             1.37%             12.14%
    Highest contract charges                  2.20%             1.51%              9.59%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.25%             1.51%             26.48%
    Highest contract charges                  2.17%             2.16%             24.04%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.25%             1.45%            (14.44)%
    Highest contract charges                  0.86%             4.78%             (3.69)%
    Remaining contract charges                  --                --                 --
HARTFORD FOCUS HLS FUND
 2006  Lowest contract charges                0.25%             0.87%              9.45%
    Highest contract charges                  2.29%             8.06%              6.96%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.25%             1.81%              9.60%
    Highest contract charges                  2.28%             2.11%              7.38%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.25%             0.30%              2.90%
    Highest contract charges                  2.23%             0.06%              0.61%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.25%             0.35%             28.05%
    Highest contract charges                  2.14%             0.21%             25.33%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.25%               --             (24.78)%
    Highest contract charges                  0.86%               --              (1.37)%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                0.25%             2.83%              8.56%
    Highest contract charges                  2.25%             2.54%              6.15%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.25%             3.73%              3.11%
    Highest contract charges                  2.24%             3.38%              0.82%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.25%             0.02%             12.47%
    Highest contract charges                  2.22%               --               9.97%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.25%             0.80%             21.96%
    Highest contract charges                  2.13%             0.77%             19.38%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.25%             0.05%             (9.18)%
    Highest contract charges                  0.85%               --              (2.18)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                       7,829       $1.427226              $11,174
    Highest contract charges                        37,391        1.266197               47,341
    Remaining contract charges                   5,656,557              --            7,519,996
 2005  Lowest contract charges                       8,070        1.172539                9,462
    Highest contract charges                        37,333        1.063925               39,720
    Remaining contract charges                   7,643,350              --            8,462,029
 2004  Lowest contract charges                       8,068        0.991010                7,996
    Highest contract charges                        42,646        0.919650               39,220
    Remaining contract charges                   9,308,094              --            8,819,501
 2003  Lowest contract charges                         240        0.806326                  194
    Highest contract charges                        80,742        0.765272               61,790
    Remaining contract charges                  10,659,223              --            8,334,287
 2002  Lowest contract charges                         160        0.504042                   81
    Highest contract charges                        43,865        0.488756               21,439
    Remaining contract charges                   3,626,859              --            1,794,928
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                       8,702        1.452974               12,644
    Highest contract charges                        44,752        1.329781               59,512
    Remaining contract charges                   9,565,385              --           13,304,440
 2005  Lowest contract charges                         640        1.243857                  796
    Highest contract charges                        46,115        1.128570               52,044
    Remaining contract charges                  10,908,618              --           12,761,433
 2004  Lowest contract charges                         639        1.129343                  723
    Highest contract charges                        48,110        1.047971               50,418
    Remaining contract charges                  12,298,947              --           13,239,251
 2003  Lowest contract charges                         640        1.007742                  645
    Highest contract charges                        62,415        0.956397               59,693
    Remaining contract charges                  10,805,306              --           10,523,784
 2002  Lowest contract charges                         417        0.775420                  323
    Highest contract charges                        21,873        0.751881               16,446
    Remaining contract charges                   5,577,307              --            4,242,335

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2006  Lowest contract charges                0.25%             2.04%             21.72%
    Highest contract charges                  2.25%             1.69%             19.01%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.25%             4.11%             18.32%
    Highest contract charges                  2.25%             3.53%             15.69%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.24%               --              22.90%
    Highest contract charges                  2.23%               --              20.17%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                  --                --              59.97%
    Highest contract charges                  2.14%               --              56.58%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                  --              4.51%            (29.54)%
    Highest contract charges                  0.87%             1.09%             18.03%
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2006  Lowest contract charges                0.80%             1.86%             19.85%
    Highest contract charges                  2.25%             1.43%             17.83%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.17%             3.39%             10.14%
    Highest contract charges                  2.24%             2.85%              7.69%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.09%               --              12.07%
    Highest contract charges                  2.23%               --               9.58%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.11%             1.62%             29.96%
    Highest contract charges                  2.14%             1.61%             27.20%
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                  --              9.57%            (19.08)%
    Highest contract charges                  0.87%             2.58%             (7.15)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                      51,929       $2.303371             $119,611
    Highest contract charges                         6,364        2.032470               12,928
    Remaining contract charges                  53,144,831              --          113,085,325
 2005  Lowest contract charges                      51,929        2.076823              107,847
    Highest contract charges                         6,788        1.871467               12,703
    Remaining contract charges                  61,788,337              --          120,018,911
 2004  Lowest contract charges                      51,928        1.851894               96,165
    Highest contract charges                        72,337        1.691619              122,366
    Remaining contract charges                  71,653,274              --          125,648,897
 2003  Lowest contract charges                      51,929        1.645811               85,465
    Highest contract charges                        51,452        1.537574               79,111
    Remaining contract charges                  69,446,574              --          109,590,837
 2002  Lowest contract charges                      50,310        1.247020               62,737
    Highest contract charges                        11,971        1.190305               14,249
    Remaining contract charges                  52,917,447              --           64,138,760
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                       7,659        2.293669               17,568
    Highest contract charges                     1,645,660        0.906314            1,491,488
    Remaining contract charges                 153,470,182              --          259,891,760
 2005  Lowest contract charges                      52,068        2.014473              104,891
    Highest contract charges                     1,742,219        0.814098            1,418,337
    Remaining contract charges                 170,281,250              --          259,082,214
 2004  Lowest contract charges                      45,510        1.968560               89,591
    Highest contract charges                     1,360,652        0.813623            1,107,058
    Remaining contract charges                 179,252,221              --          277,107,913
 2003  Lowest contract charges                      45,511        1.655809               75,357
    Highest contract charges                        30,998        0.699918               21,696
    Remaining contract charges                 112,653,648              --          152,715,484
 2002  Lowest contract charges                      45,511        1.224395               55,723
    Highest contract charges                         9,330        0.528790                4,933
    Remaining contract charges                  96,578,725              --          103,342,368
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                      12,033        0.565080                6,800
    Highest contract charges                           596        0.511332                  302
    Remaining contract charges                  55,423,712              --           30,001,571
 2005  Lowest contract charges                      11,809        0.516172                6,095
    Highest contract charges                       105,751        0.475805               50,317
    Remaining contract charges                  65,812,562              --           32,767,657
 2004  Lowest contract charges                      11,550        0.468107                5,407
    Highest contract charges                       114,890        0.438904               50,426
    Remaining contract charges                  82,741,023              --           37,618,985
 2003  Lowest contract charges                     924,673        0.475064              439,279
    Highest contract charges                       131,360        0.444032               58,328
    Remaining contract charges                 101,269,326              --           46,138,589
 2002  Lowest contract charges                      10,949        0.290600                3,182
    Highest contract charges                        24,761        0.281616                6,973
    Remaining contract charges                  66,580,098              --           19,080,461

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2006  Lowest contract charges                0.25%              0.06%             10.91%
    Highest contract charges                  2.35%              0.06%              8.60%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.07%             12.15%
    Highest contract charges                  2.30%              0.12%              9.82%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.06%             12.52%
    Highest contract charges                  2.23%                --              10.02%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              0.14%             31.98%
    Highest contract charges                  2.14%                --              29.18%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.01%            (17.18)%
    Highest contract charges                  0.86%                --              (1.03)%
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                0.25%              0.26%             13.86%
    Highest contract charges                  2.25%              0.45%             11.33%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.82%              2.33%
    Highest contract charges                  2.24%              0.50%              0.06%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.55%             18.89%
    Highest contract charges                  2.22%              0.63%             16.25%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              0.44%             35.24%
    Highest contract charges                  2.14%              0.63%             32.36%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.86%            (19.71)%
    Highest contract charges                  0.87%              2.09%             (5.48)%
    Remaining contract charges                  --                 --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                0.80%                --               9.48%
    Highest contract charges                  2.51%                --               7.57%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.80%              0.28%             10.27%
    Highest contract charges                  2.24%              0.03%              8.41%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.80%                --               0.54%
    Highest contract charges                  2.24%                --              (1.15)%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              61.09%
    Highest contract charges                  2.14%                --              57.67%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.80%                --             (39.08)%
    Highest contract charges                  0.85%                --              (1.76)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                      21,944       $1.553671              $34,094
    Highest contract charges                        21,920        1.235525               27,081
    Remaining contract charges                 209,444,530              --          262,038,877
 2005  Lowest contract charges                      19,888        1.385101               27,547
    Highest contract charges                        23,390        1.124839               26,310
    Remaining contract charges                 223,807,197              --          254,062,410
 2004  Lowest contract charges                      34,276        1.302838               44,654
    Highest contract charges                        36,863        1.081024               39,849
    Remaining contract charges                 191,828,041              --          210,408,389
 2003  Lowest contract charges                      36,185        1.204783               43,596
    Highest contract charges                         4,728        1.020715                4,825
    Remaining contract charges                 158,609,459              --          169,201,720
 2002  Lowest contract charges                      52,554        0.937594               49,274
    Highest contract charges                        52,695        0.639773               33,713
    Remaining contract charges                 111,217,500              --           95,927,150
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                     120,819        1.364233              164,826
    Highest contract charges                        22,655        1.261558               28,582
    Remaining contract charges                  91,958,776              --          120,998,939
 2005  Lowest contract charges                       2,131        1.341373                2,859
    Highest contract charges                        23,582        1.237093               29,173
    Remaining contract charges                 100,639,590              --          128,536,392
 2004  Lowest contract charges                       2,132        1.284781                2,739
    Highest contract charges                        34,863        1.219445               42,513
    Remaining contract charges                  83,563,942              --          103,580,566
 2003  Lowest contract charges                       2,131        1.144938                2,440
    Highest contract charges                       508,791        1.105522              562,479
    Remaining contract charges                  53,255,323              --           59,652,114
 2002  Lowest contract charges                       1,390        0.864276                1,202
    Highest contract charges                       158,880        0.852627              135,466
    Remaining contract charges                   5,666,699              --            4,854,861
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                       1,595        1.681584                2,682
    Highest contract charges                        36,692        1.532006               56,211
    Remaining contract charges                 118,449,735              --          187,743,375
 2005  Lowest contract charges                         472        1.504461                  711
    Highest contract charges                        33,845        1.399032               47,350
    Remaining contract charges                 122,226,773              --          175,721,829
 2004  Lowest contract charges                         473        1.296739                  613
    Highest contract charges                        31,865        1.230828               39,220
    Remaining contract charges                  86,565,356              --          108,754,173
 2003  Lowest contract charges                         472        1.109338                  524
    Highest contract charges                       130,070        1.071230              139,335
    Remaining contract charges                  35,060,632              --           38,067,259
 2002  Lowest contract charges                         308        0.773429                  238
    Highest contract charges                        38,884        0.763056               29,671
    Remaining contract charges                   3,758,702              --            2,882,167

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                0.25%              1.18%             12.17%
    Highest contract charges                  2.35%              1.10%              9.84%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              1.31%              6.31%
    Highest contract charges                  2.30%              1.93%              4.11%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              1.12%              8.14%
    Highest contract charges                  2.29%              2.14%              5.95%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              1.18%             28.50%
    Highest contract charges                  1.08%             19.22%             22.85%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.41%            (24.84)%
    Highest contract charges                  0.86%                --              (3.72)%
    Remaining contract charges                  --                 --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                0.80%              0.05%              3.78%
    Highest contract charges                  2.30%                --               1.98%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.26%                --               4.41%
    Highest contract charges                  2.26%                --               2.04%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.27%                --              12.21%
    Highest contract charges                  2.30%                --               9.94%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              32.47%
    Highest contract charges                  2.14%                --              29.66%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.08%                --             (13.57)%
    Highest contract charges                  0.86%                --               1.96%
    Remaining contract charges                  --                 --                 --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.25%              1.38%             11.77%
    Highest contract charges                  2.30%              0.81%              9.51%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.10%              0.22%             16.02%
    Highest contract charges                  2.29%              0.22%             13.67%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.11%                --              16.89%
    Highest contract charges                  2.29%                --              14.52%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.13%                --              43.43%
    Highest contract charges                  2.14%                --              40.39%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --                 --             (22.66)%
    Highest contract charges                  0.86%                --              (3.22)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                      34,702       $1.545072              $53,617
    Highest contract charges                         8,387        1.253995               10,520
    Remaining contract charges                 146,096,089              --          200,128,910
 2005  Lowest contract charges                      36,005        1.393324               50,167
    Highest contract charges                         8,395        1.157127                9,715
    Remaining contract charges                 164,325,003              --          205,760,031
 2004  Lowest contract charges                      13,478        1.367726               18,436
    Highest contract charges                        16,185        1.162544               18,816
    Remaining contract charges                 210,287,261              --          263,184,919
 2003  Lowest contract charges                      12,260        1.276627               15,652
    Highest contract charges                         3,816        1.175175                4,484
    Remaining contract charges                 193,063,007              --          229,355,882
 2002  Lowest contract charges                      12,180        1.038943               12,654
    Highest contract charges                        91,782        0.923229               84,736
    Remaining contract charges                  79,110,236              --           78,093,440
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                     409,894        6.601110            2,705,754
    Highest contract charges                        32,645        1.125560               36,747
    Remaining contract charges                 150,280,988              --          481,757,648
 2005  Lowest contract charges                     463,510        5.726045            2,654,077
    Highest contract charges                        33,133        0.997555               33,052
    Remaining contract charges                 179,509,282              --          510,361,193
 2004  Lowest contract charges                     514,412        5.487551            2,822,869
    Highest contract charges                        63,668        0.826016               52,591
    Remaining contract charges                 193,790,684              --          567,340,941
 2003  Lowest contract charges                     499,332        4.978349            2,485,847
    Highest contract charges                       245,318        0.767574              188,300
    Remaining contract charges                 180,901,244              --          549,557,877
 2002  Lowest contract charges                     529,513        3.891166            2,060,423
    Highest contract charges                        44,635        0.613581               27,387
    Remaining contract charges                 152,137,766              --          430,174,171
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                     489,334        1.744813              853,797
    Highest contract charges                           184        1.545615                  280
    Remaining contract charges                 137,153,578              --          222,680,138
 2005  Lowest contract charges                     455,872        1.409696              642,641
    Highest contract charges                     1,001,922        1.279075            1,281,533
    Remaining contract charges                 120,153,696              --          159,520,141
 2004  Lowest contract charges                     775,074        1.331224            1,031,797
    Highest contract charges                       675,386        1.235361              834,345
    Remaining contract charges                  82,396,322              --          104,716,638
 2003  Lowest contract charges                     351,869        1.070076              376,527
    Highest contract charges                       160,086        1.015586              162,581
    Remaining contract charges                  28,798,243              --           29,781,746
 2002  Lowest contract charges                     348,305        0.710321              247,408
    Highest contract charges                        14,372        0.688763                9,899
    Remaining contract charges                   9,798,822              --            6,822,180

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                0.25%             14.91%             10.89%
    Highest contract charges                  2.30%             14.54%              8.37%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              7.95%              1.87%
    Highest contract charges                  2.29%              6.30%             (0.47)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              4.84%              7.14%
    Highest contract charges                  2.28%              5.67%              4.70%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              0.23%             22.88%
    Highest contract charges                  2.18%              5.21%             20.51%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              5.37%             (7.12)%
    Highest contract charges                  0.86%                --               4.58%
    Remaining contract charges                  --                 --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                0.15%              1.73%             15.28%
    Highest contract charges                  2.30%              1.76%             12.83%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.15%              1.82%              4.35%
    Highest contract charges                  2.29%              2.18%              2.13%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.15%              1.28%             10.23%
    Highest contract charges                  2.28%              1.33%              7.61%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.15%              1.38%             27.94%
    Highest contract charges                  2.14%              1.35%             25.10%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.15%              1.06%            (22.56)%
    Highest contract charges                  0.87%              3.49%             (3.86)%
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                0.25%              0.84%             23.77%
    Highest contract charges                  2.49%              6.69%             20.96%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.79%              5.90%
    Highest contract charges                  2.24%              0.63%              3.54%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%                --              24.41%
    Highest contract charges                  2.22%                --              21.64%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              50.65%
    Highest contract charges                  2.14%                --              47.45%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.33%            (17.42)%
    Highest contract charges                  0.87%              0.49%             (7.89)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                     484,431       $2.425827           $1,175,147
    Highest contract charges                           133        2.148944                  280
    Remaining contract charges                  46,424,331              --          105,229,592
 2005  Lowest contract charges                     562,002        1.880250            1,056,705
    Highest contract charges                        94,879        1.706129              161,876
    Remaining contract charges                  45,327,460              --           80,627,715
 2004  Lowest contract charges                     446,922        1.589394              710,330
    Highest contract charges                        52,354        1.474983               77,222
    Remaining contract charges                  23,570,631              --           35,805,129
 2003  Lowest contract charges                     328,754        1.362283              447,856
    Highest contract charges                        35,939        1.292958               46,468
    Remaining contract charges                  14,251,263              --           18,811,999
 2002  Lowest contract charges                     326,822        0.888344              290,330
    Highest contract charges                        12,000        0.861415               10,337
    Remaining contract charges                   7,006,393              --            6,111,601
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                     724,127        3.087435            2,235,696
    Highest contract charges                           448        1.396518                  476
    Remaining contract charges                 266,269,150              --          501,482,497
 2005  Lowest contract charges                     630,407        2.484405            1,566,186
    Highest contract charges                     1,522,600        1.152197            1,754,335
    Remaining contract charges                 265,945,207              --          411,914,079
 2004  Lowest contract charges                     587,147        2.170771            1,274,575
    Highest contract charges                     1,225,189        1.030653            1,262,745
    Remaining contract charges                 234,955,896              --          341,197,582
 2003  Lowest contract charges                     387,521        1.841119              713,473
    Highest contract charges                        65,077        0.656540               42,726
    Remaining contract charges                 167,272,209              --          242,936,202
 2002  Lowest contract charges                     339,540        1.385382              470,392
    Highest contract charges                        19,716        0.505242                9,961
    Remaining contract charges                 169,537,173              --          195,346,875

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                0.25%              1.76%             29.02%
    Highest contract charges                  2.49%             19.77%             26.08%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              2.81%             18.30%
    Highest contract charges                  2.23%              3.11%             15.67%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%                --              16.67%
    Highest contract charges                  2.23%                --              14.08%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              1.03%             53.35%
    Highest contract charges                  2.14%              1.01%             50.10%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%                --              (5.32)%
    Highest contract charges                  0.86%                --              (8.17)%
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                0.15%              2.79%             24.27%
    Highest contract charges                  2.46%             18.24%             21.33%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.15%                --              14.45%
    Highest contract charges                  2.24%                --              11.79%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.15%              0.85%             17.91%
    Highest contract charges                  2.22%              1.12%             15.17%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.15%              1.00%             32.90%
    Highest contract charges                  2.14%              1.38%             29.95%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.15%              1.91%            (18.06)%
    Highest contract charges                  0.87%              2.66%             (7.19)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2006  Lowest contract charges                      91,088       $4.488637             $408,861
    Highest contract charges                        86,148        1.535950              132,319
    Remaining contract charges                 116,133,705              --          441,959,147
 2005  Lowest contract charges                     130,086        4.026977              523,853
    Highest contract charges                        95,205        1.407944              134,043
    Remaining contract charges                 142,904,679              --          495,121,315
 2004  Lowest contract charges                     137,854        3.456884              476,535
    Highest contract charges                        67,002        1.234870               82,739
    Remaining contract charges                 166,445,709              --          501,072,556
 2003  Lowest contract charges                     152,661        2.976328              454,368
    Highest contract charges                        52,821        1.086282               57,378
    Remaining contract charges                 190,796,265              --          500,771,393
 2002  Lowest contract charges                     197,658        2.167314              428,386
    Highest contract charges                        22,214        0.808702               17,964
    Remaining contract charges                 221,311,578              --          428,054,638
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                     116,250        1.852567              215,362
    Highest contract charges                           407        1.641155                  662
    Remaining contract charges                 191,441,050              --          330,002,883
 2005  Lowest contract charges                     150,755        1.575507              237,516
    Highest contract charges                        11,918        1.441857               17,184
    Remaining contract charges                 224,614,572              --          333,623,834
 2004  Lowest contract charges                     154,287        1.436027              221,561
    Highest contract charges                        13,207        1.341421               17,717
    Remaining contract charges                 252,447,972              --          346,278,242
 2003  Lowest contract charges                      57,987        1.237863               71,780
    Highest contract charges                       584,347        1.174916              686,558
    Remaining contract charges                 214,236,999              --          256,758,780
 2002  Lowest contract charges                      55,661        0.866054               48,205
    Highest contract charges                        41,022        0.839851               34,453
    Remaining contract charges                 141,264,957              --          120,141,088
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                     180,900        3.759674              680,125
    Highest contract charges                        17,078        0.985873               16,837
    Remaining contract charges                 189,769,798              --          304,833,118
 2005  Lowest contract charges                     198,681        3.596180              714,492
    Highest contract charges                        53,456        0.997610               53,329
    Remaining contract charges                 223,379,346              --          372,894,778
 2004  Lowest contract charges                     228,881        3.501964              801,514
    Highest contract charges                        27,149        0.992573               26,947
    Remaining contract charges                 204,489,573              --          329,292,128
 2003  Lowest contract charges                     196,033        3.474434              681,104
    Highest contract charges                         2,234        1.095596                2,447
    Remaining contract charges                 273,402,081              --          476,941,974
 2002  Lowest contract charges                     224,024        3.453805              773,736
    Highest contract charges                        79,341        1.047171               83,084
    Remaining contract charges                 394,433,588              --          682,651,598

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2006  Lowest contract charges                0.25%              0.94%             11.46%
    Highest contract charges                  2.15%              0.82%              9.09%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.41%             16.49%
    Highest contract charges                  2.14%              0.08%             14.02%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.27%             16.15%
    Highest contract charges                  2.14%              0.14%             13.68%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%              0.25%             37.33%
    Highest contract charges                  2.11%                --              34.41%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.12%            (14.43)%
    Highest contract charges                  0.75%                --              (2.64)%
    Remaining contract charges                  --                 --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                0.25%              0.84%             17.59%
    Highest contract charges                  2.39%              8.78%             14.91%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.60%              9.71%
    Highest contract charges                  2.29%              0.59%              7.49%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.11%             16.01%
    Highest contract charges                  2.29%              0.18%             13.66%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              42.93%
    Highest contract charges                  2.13%                --              39.90%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              0.14%            (13.23)%
    Highest contract charges                  0.86%              0.40%             (4.37)%
    Remaining contract charges                  --                 --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                0.15%              4.59%              4.55%
    Highest contract charges                  2.18%              4.88%              2.07%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.15%              2.77%              2.69%
    Highest contract charges                  2.28%              2.86%              0.51%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.15%              0.96%              0.79%
    Highest contract charges                  2.30%              1.06%             (1.35)%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.15%              0.75%              0.60%
    Highest contract charges                  2.23%              0.77%             (1.44)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.15%              1.45%              1.31%
    Highest contract charges                  0.84%              0.31%             (0.50)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                      92,980       $4.700415             $437,047
    Highest contract charges                        15,938        1.292541               20,597
    Remaining contract charges                  86,280,149              --          193,372,410
 2005  Lowest contract charges                     108,001        4.497292              485,712
    Highest contract charges                        15,938        1.263558               20,138
    Remaining contract charges                 104,479,037              --          227,830,618
 2004  Lowest contract charges                     114,077        4.400092              501,946
    Highest contract charges                        13,206        1.221900               16,136
    Remaining contract charges                 117,210,353              --          260,149,442
 2003  Lowest contract charges                     119,937        4.232311              507,610
    Highest contract charges                         4,880        1.241771                6,059
    Remaining contract charges                 122,810,680              --          281,097,243
 2002  Lowest contract charges                     189,137        4.143828              783,749
    Highest contract charges                        32,965        1.205494               39,739
    Remaining contract charges                 123,825,077              --          311,388,315
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                      50,965        2.856648              145,590
    Highest contract charges                         8,528        1.716144               14,632
    Remaining contract charges                 146,161,526              --          287,541,255
 2005  Lowest contract charges                      82,234        2.502756              205,812
    Highest contract charges                         9,099        1.535462               13,971
    Remaining contract charges                 170,296,865              --          299,587,847
 2004  Lowest contract charges                      82,822        2.073435              171,723
    Highest contract charges                         5,895        1.299719                7,662
    Remaining contract charges                 199,698,662              --          297,752,409
 2003  Lowest contract charges                      63,783        1.852907              118,183
    Highest contract charges                       319,561        0.620119              198,166
    Remaining contract charges                 201,455,349              --          284,973,790
 2002  Lowest contract charges                     105,669        1.191733              125,929
    Highest contract charges                        95,497        0.407492               38,914
    Remaining contract charges                 165,803,283              --          163,298,092
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                      21,586        1.494711               32,265
    Highest contract charges                        50,258        1.361718               68,438
    Remaining contract charges                 130,096,030              --          182,903,387
 2005  Lowest contract charges                      21,476        1.402296               30,116
    Highest contract charges                        47,507        1.303997               61,949
    Remaining contract charges                 139,002,426              --          185,843,682
 2004  Lowest contract charges                      18,820        1.266246               23,829
    Highest contract charges                        38,409        1.201867               46,163
    Remaining contract charges                 110,081,583              --          134,625,867
 2003  Lowest contract charges                       7,736        1.099730                8,507
    Highest contract charges                       138,977        1.066415              148,207
    Remaining contract charges                  55,937,543              --           60,274,980
 2002  Lowest contract charges                      11,419        0.734700                8,389
    Highest contract charges                        49,345        0.727847               35,915
    Remaining contract charges                   8,458,510              --            6,168,489

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                0.15%              9.93%              4.52%
    Highest contract charges                  2.30%             10.42%              2.29%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.15%              4.09%              2.21%
    Highest contract charges                  2.28%              4.92%              0.04%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.15%              4.73%              3.96%
    Highest contract charges                  2.28%              5.47%              1.50%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.15%              2.83%              2.14%
    Highest contract charges                  1.42%                --              (0.42)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.15%              3.50%              7.99%
    Highest contract charges                  0.86%                --               1.82%
    Remaining contract charges                  --                 --                 --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                0.25%              0.14%             14.14%
    Highest contract charges                  2.35%              0.18%             11.77%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%                --              20.71%
    Highest contract charges                  2.30%                --              18.20%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%                --              11.90%
    Highest contract charges                  2.30%                --               9.63%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              55.48%
    Highest contract charges                  2.14%                --              52.18%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%                --             (30.40)%
    Highest contract charges                  0.86%                --              (6.51)%
    Remaining contract charges                  --                 --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                0.25%              0.37%              6.59%
    Highest contract charges                  2.30%              0.38%              4.43%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              0.42%             10.74%
    Highest contract charges                  2.29%              0.43%              8.50%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%                --              15.14%
    Highest contract charges                  2.31%                --              12.81%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.25%                --              49.68%
    Highest contract charges                  2.14%                --              46.52%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.17%                --             (26.53)%
    Highest contract charges                  0.87%                --              (0.11)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                     360,176      $18.312083           $6,595,568
    Highest contract charges                        19,725        1.080023               21,305
    Remaining contract charges                 509,651,702              --        1,668,131,111
 2005  Lowest contract charges                     445,941       15.995609            7,133,092
    Highest contract charges                        21,051        0.964381               20,301
    Remaining contract charges                 579,653,526              --        1,744,918,795
 2004  Lowest contract charges                     503,076       14.613751            7,351,749
    Highest contract charges                        72,573        0.901119               65,397
    Remaining contract charges                 599,725,680              --        1,843,893,605
 2003  Lowest contract charges                     556,424       14.049941            7,817,725
    Highest contract charges                        14,429        0.885188               12,772
    Remaining contract charges                 514,342,711              --        1,895,577,127
 2002  Lowest contract charges                     581,847       11.125700            6,473,459
    Highest contract charges                       183,544        0.614967              112,874
    Remaining contract charges                 470,230,306              --        1,597,563,336
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                      33,398        1.176989               39,309
    Highest contract charges                        51,455        1.072210               55,172
    Remaining contract charges                 217,935,512              --          240,657,513
 2005  Lowest contract charges                       6,875        1.134413                7,799
    Highest contract charges                        51,254        1.054831               54,064
    Remaining contract charges                 251,032,302              --          271,142,875
 2004  Lowest contract charges                      24,526        1.119842               27,471
    Highest contract charges                        31,362        1.062866               33,333
    Remaining contract charges                 244,710,700              --          264,721,831
 2003  Lowest contract charges                      25,342        1.099864               27,873
    Highest contract charges                       787,915        1.062371              837,058
    Remaining contract charges                 195,476,744              --          210,484,019
 2002  Lowest contract charges                         463        1.079447                  499
    Highest contract charges                       299,880        1.065316              319,467
    Remaining contract charges                 170,934,078              --          183,167,830
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                      21,744        1.442787               31,372
    Highest contract charges                           217        1.278119                  280
    Remaining contract charges                  99,560,127              --          133,771,660
 2005  Lowest contract charges                      81,900        1.187282               97,238
    Highest contract charges                        12,794        1.076228               13,769
    Remaining contract charges                  86,647,314              --           96,833,798
 2004  Lowest contract charges                      81,804        1.100729               90,044
    Highest contract charges                       469,288        1.021490              479,374
    Remaining contract charges                  79,983,354              --           83,985,181
 2003  Lowest contract charges                      11,296        0.996768               11,260
    Highest contract charges                       470,752        0.946054              445,357
    Remaining contract charges                  88,790,909              --           85,769,830
 2002  Lowest contract charges                       7,205        0.777002                5,598
    Highest contract charges                        57,791        0.753475               43,544
    Remaining contract charges                  36,168,378              --           27,580,754

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                0.15%              1.24%             14.48%
    Highest contract charges                  2.35%              1.33%             11.99%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.15%              1.85%              9.46%
    Highest contract charges                  2.30%              3.10%              7.07%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.15%              1.08%              4.01%
    Highest contract charges                  2.29%              2.22%              1.80%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.15%              1.20%             26.28%
    Highest contract charges                  2.17%              1.75%             23.72%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.15%              0.96%            (24.36)%
    Highest contract charges                  0.87%              4.07%             (4.19)%
    Remaining contract charges                  --                 --                 --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                0.25%              1.92%              3.75%
    Highest contract charges                  2.30%              3.52%              1.65%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              2.85%              1.30%
    Highest contract charges                  2.29%              2.72%             (0.76)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.26%              4.25%              1.82%
    Highest contract charges                  2.27%              5.66%             (0.25)%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.24%              2.39%              1.89%
    Highest contract charges                  2.14%              1.62%             (0.28)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.17%                --               7.94%
    Highest contract charges                  0.87%                --               3.24%
    Remaining contract charges                  --                 --                 --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                0.26%              1.31%             21.52%
    Highest contract charges                  2.30%              0.02%             18.76%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              2.47%              7.86%
    Highest contract charges                  2.26%              3.07%              5.41%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.12%             10.43%
    Highest contract charges                  2.22%              0.30%              7.97%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.24%              1.71%             28.28%
    Highest contract charges                  2.13%              1.35%             25.56%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.25%              2.82%            (22.83)%
    Highest contract charges                  0.86%              3.30%             (7.65)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                       7,788       $1.727803              $13,456
    Highest contract charges                           179        1.557284                  277
    Remaining contract charges                  82,255,893              --          133,915,712
 2005  Lowest contract charges                       7,184        1.455279               10,455
    Highest contract charges                        37,499        1.353266               50,746
    Remaining contract charges                  77,145,548              --          107,153,107
 2004  Lowest contract charges                       7,182        1.346821                9,675
    Highest contract charges                        31,974        1.278344               40,873
    Remaining contract charges                  45,435,620              --           59,158,981
 2003  Lowest contract charges                       7,184        1.135807                8,160
    Highest contract charges                       106,711        1.096794              117,040
    Remaining contract charges                  20,292,853              --           22,576,062
 2002  Lowest contract charges                         501        0.802578                  402
    Highest contract charges                        41,554        0.791806               32,903
    Remaining contract charges                   2,924,581              --            2,328,821
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                     125,566        1.454231              182,602
    Highest contract charges                           203        1.376206                  280
    Remaining contract charges                  69,961,903              --           99,714,093
 2005  Lowest contract charges                     127,860        1.213565              155,166
    Highest contract charges                        11,411        1.168704               13,336
    Remaining contract charges                  44,100,995              --           52,738,119
 2004  Lowest contract charges                     120,881        1.167130              141,083
    Highest contract charges                        36,238        1.147159               41,571
    Remaining contract charges                  21,987,625              --           25,447,060
 2003  Lowest contract charges                      85,332        1.074486               91,688
    Highest contract charges                         2,562        1.072237                2,748
    Remaining contract charges                   1,537,343              --            1,651,214
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                   1,357,842        1.386243            1,882,300
    Highest contract charges                         1,002       14.526096               14,588
    Remaining contract charges                  18,511,731              --           26,086,585
 2005  Lowest contract charges                   1,480,504        1.245491            1,843,954
    Highest contract charges                         1,005       13.188877               13,257
    Remaining contract charges                  20,556,906              --           26,134,083
 2004  Lowest contract charges                   1,246,688        1.223402            1,525,199
    Highest contract charges                         1,006       13.091689               13,172
    Remaining contract charges                  21,630,843              --           27,010,400
 2003  Lowest contract charges                     573,447        1.088842              624,394
    Highest contract charges                         5,133        1.178220                6,048
    Remaining contract charges                  18,641,735              --           20,135,827
 2002  Lowest contract charges                   4,274,668        0.930340            3,976,895
    Highest contract charges                        23,290        1.016922               23,684
    Remaining contract charges                   3,998,056              --            3,596,499

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                0.25%              1.47%             18.73%
    Highest contract charges                  2.50%             14.93%             16.03%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.25%              1.46%              8.05%
    Highest contract charges                  2.29%              1.47%              5.86%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.25%              0.31%             18.58%
    Highest contract charges                  2.29%              0.59%             16.17%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.23%              0.12%             41.52%
    Highest contract charges                  2.14%              0.57%             38.52%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --                 --             (19.74)%
    Highest contract charges                  0.86%                --              (1.89)%
    Remaining contract charges                  --                 --                 --
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                0.80%              1.97%             19.83%
    Highest contract charges                  2.30%              0.04%             17.76%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.80%              1.65%              3.98%
    Highest contract charges                  2.26%              1.69%              2.18%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.79%              2.62%              8.56%
    Highest contract charges                  2.29%              2.20%              6.95%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.17%              0.34%              7.45%
    Highest contract charges                  0.35%              0.22%              7.22%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA INCOME EQUITY FUND
 2006  Lowest contract charges                1.15%              1.95%             11.30%
    Highest contract charges                  2.20%              1.92%             10.14%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              1.66%              1.81%
    Highest contract charges                  2.19%              1.59%              0.74%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%                --              12.36%
    Highest contract charges                  2.19%                --              11.18%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%              5.16%             17.39%
    Highest contract charges                  2.13%              3.93%              5.91%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              2.64%            (11.07)%
    Highest contract charges                  0.55%              2.61%              1.69%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                   1,458,400       $1.605338           $2,341,225
    Highest contract charges                         2,295       15.587245               35,752
    Remaining contract charges                  17,499,021              --           29,767,688
 2005  Lowest contract charges                   1,528,011        1.392884            2,128,342
    Highest contract charges                         2,064       13.667079               28,213
    Remaining contract charges                  19,317,244              --           28,571,360
 2004  Lowest contract charges                   1,250,807        1.360181            1,701,323
    Highest contract charges                         1,684       13.486371               22,712
    Remaining contract charges                  17,908,162              --           25,498,531
 2003  Lowest contract charges                     548,392        1.209553              663,310
    Highest contract charges                         1,673        1.212721                2,029
    Remaining contract charges                  13,295,923              --           15,975,092
 2002  Lowest contract charges                   1,642,701        1.008527            1,656,708
    Highest contract charges                        26,080        1.021417               26,638
    Remaining contract charges                   1,533,243              --            1,540,066
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                   1,326,826        0.910619            1,208,233
    Highest contract charges                           368       12.484412                4,600
    Remaining contract charges                  13,960,102              --           13,493,654
 2005  Lowest contract charges                   1,402,830        0.854848            1,199,206
    Highest contract charges                           368       11.843525                4,364
    Remaining contract charges                  15,571,934              --           14,196,114
 2004  Lowest contract charges                   1,238,894        0.858574            1,063,682
    Highest contract charges                           222       12.020640                2,672
    Remaining contract charges                  15,962,090              --           14,599,866
 2003  Lowest contract charges                     479,723        0.821875              394,272
    Highest contract charges                         3,407        1.163564                3,965
    Remaining contract charges                  13,714,704              --           11,224,247
 2002  Lowest contract charges                   2,576,023        0.717265            1,847,691
    Highest contract charges                        18,197        1.025764               18,666
    Remaining contract charges                   2,334,102              --            1,667,647

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2006  Lowest contract charges                1.15%              3.45%             15.25%
    Highest contract charges                  2.20%              3.60%             14.05%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              3.04%              2.40%
    Highest contract charges                  2.19%              2.85%              1.34%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%              0.05%             12.45%
    Highest contract charges                  2.20%              0.04%             11.28%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%              8.11%             17.32%
    Highest contract charges                  2.12%              6.24%             18.78%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%              3.93%             (1.29)%
    Highest contract charges                  0.55%              3.15%              2.14%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA GROWTH FUND
 2006  Lowest contract charges                1.15%              0.42%              6.52%
    Highest contract charges                  2.20%              0.42%              5.41%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              0.48%             (0.43)%
    Highest contract charges                  2.19%              0.48%             (1.47)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.14%              0.01%              4.47%
    Highest contract charges                  1.88%                --               3.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%              0.52%             14.12%
    Highest contract charges                  2.13%              0.41%             13.48%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%              0.09%            (21.55)%
    Highest contract charges                  0.52%              0.09%              2.58%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                     903,142       $1.670403           $1,508,611
    Highest contract charges                         1,414       16.981289               23,996
    Remaining contract charges                   8,883,372              --           16,040,145
 2005  Lowest contract charges                     944,019        1.575703            1,487,493
    Highest contract charges                         1,319       16.187755               21,356
    Remaining contract charges                   9,811,733              --           16,639,604
 2004  Lowest contract charges                     716,058        1.414637            1,012,962
    Highest contract charges                         1,096       14.686427               16,095
    Remaining contract charges                   9,475,108              --           14,079,202
 2003  Lowest contract charges                     343,817        1.223973              420,823
    Highest contract charges                        20,062        1.286970               25,819
    Remaining contract charges                   7,678,163              --            9,341,575
 2002  Lowest contract charges                   1,472,187        0.955426            1,406,566
    Highest contract charges                         8,589        1.013172                8,702
    Remaining contract charges                   1,626,175              --            1,548,476
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                     476,882        1.726573              823,372
    Highest contract charges                           663       17.832991               11,818
    Remaining contract charges                   3,025,285              --            5,525,735
 2005  Lowest contract charges                     460,164        1.583729              728,775
    Highest contract charges                           576       16.530340                9,522
    Remaining contract charges                   3,241,472              --            5,442,900
 2004  Lowest contract charges                     387,062        1.414741              547,594
    Highest contract charges                           471       14.922274                7,030
    Remaining contract charges                   2,667,652              --            3,947,994
 2003  Lowest contract charges                     169,665        1.205103              204,463
    Highest contract charges                         2,565        1.287366                3,301
    Remaining contract charges                   1,973,484              --            2,361,727
 2002  Lowest contract charges                     268,124        0.926873              248,517
    Highest contract charges                        45,832        0.921587               42,238
    Remaining contract charges                     362,569              --              334,895

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 2006  Lowest contract charges                1.15%              0.40%              6.01%
    Highest contract charges                  2.20%              0.40%              4.90%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              0.11%             11.39%
    Highest contract charges                  2.19%              0.10%             10.22%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.14%              0.02%             15.58%
    Highest contract charges                  2.21%              0.01%             14.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.75%              0.33%             27.85%
    Highest contract charges                  1.36%              0.21%             27.08%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%                --             (14.09)%
    Highest contract charges                  0.52%                --               1.32%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA NEW ECONOMY FUND
 2006  Lowest contract charges                1.15%              0.12%              9.02%
    Highest contract charges                  2.20%              0.12%              7.88%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%                --              11.95%
    Highest contract charges                  2.19%                --              10.78%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.15%                --              17.40%
    Highest contract charges                  2.19%                --              16.17%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.75%                --              24.59%
    Highest contract charges                  1.36%                --              23.84%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.24%                --             (14.74)%
    Highest contract charges                  0.82%                --              (4.18)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                     201,875       $1.518849             $306,618
    Highest contract charges                           488       17.232689                8,403
    Remaining contract charges                   3,272,842              --            5,217,689
 2005  Lowest contract charges                     208,756        1.284505              268,148
    Highest contract charges                           390       14.727656                5,742
    Remaining contract charges                   3,502,458              --            4,668,262
 2004  Lowest contract charges                     200,497        1.184861              237,561
    Highest contract charges                           269       13.728544                3,698
    Remaining contract charges                   3,663,237              --            4,504,816
 2003  Lowest contract charges                     108,665        1.073672              116,671
    Highest contract charges                         2,626        1.259938                3,308
    Remaining contract charges                   3,390,575              --            3,614,945
 2002  Lowest contract charges                     471,048        0.873678              411,544
    Highest contract charges                        49,815        0.868697               43,274
    Remaining contract charges                     326,529              --              284,293
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                      86,174        1.595122              137,458
    Highest contract charges                        10,935        1.557680               17,031
    Remaining contract charges                     785,074              --            1,240,140
 2005  Lowest contract charges                      34,319        1.283054               44,033
    Highest contract charges                         8,493        1.265836               10,750
    Remaining contract charges                     117,236              --              149,865
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                     383,722        1.161549              445,712
    Highest contract charges                        24,272        1.135683               27,566
    Remaining contract charges                   2,510,211              --            2,884,852
 2005  Lowest contract charges                     388,124        1.095413              425,156
    Highest contract charges                        24,746        1.080705               26,743
    Remaining contract charges                   2,525,316              --            2,748,214
 2004  Lowest contract charges                     110,296        1.053890              116,240
    Highest contract charges                       155,815        1.049655              163,552
    Remaining contract charges                     664,528              --              698,897
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                       9,161        1.093359               10,016
    Highest contract charges                       141,554        1.071695              151,703
    Remaining contract charges                     835,276              --              906,793
 2005  Lowest contract charges                       9,307        1.044465                9,720
    Highest contract charges                        12,002        1.034325               12,414
    Remaining contract charges                     252,220              --              262,241

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2006  Lowest contract charges                1.15%              0.65%             18.24%
    Highest contract charges                  2.20%              0.69%             17.01%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              0.66%              8.41%
    Highest contract charges                  2.19%              0.54%              7.28%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.14%              0.46%             10.36%
    Highest contract charges                  2.13%                --               9.20%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.76%                --              22.02%
    Highest contract charges                  1.37%                --              21.29%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.23%                --             (16.17)%
    Highest contract charges                  0.82%                --              (3.00)%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges                1.15%              1.12%             24.32%
    Highest contract charges                  2.10%              1.03%             23.15%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13%              2.38%             15.30%
    Highest contract charges                  2.02%              1.29%             14.79%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA MACRO 100 FUND
 2006  Lowest contract charges                1.15%              0.16%              6.04%
    Highest contract charges                  2.05%              0.16%              5.09%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              0.22%              3.94%
    Highest contract charges                  2.01%              0.25%              3.01%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.56%                --               5.39%
    Highest contract charges                  0.95%                --               4.97%
    Remaining contract charges                  --                 --                 --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2006  Lowest contract charges                1.15%              1.29%              4.68%
    Highest contract charges                  1.96%                --               3.85%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13%                --              (0.17)%
    Highest contract charges                  1.76%                --              (0.49)%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                     276,672       $1.355598             $375,056
    Highest contract charges                         2,512        1.320436                3,319
    Remaining contract charges                   2,160,921              --            2,893,084
 2005  Lowest contract charges                     205,615        1.307997              268,943
    Highest contract charges                         2,514        1.287526                3,237
    Remaining contract charges                   2,025,846              --            2,629,397
 2004  Lowest contract charges                      52,699        1.129135               59,505
    Highest contract charges                         1,732        1.123192                1,945
    Remaining contract charges                     544,842              --              613,494
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                      66,557        1.169006               77,806
    Highest contract charges                        35,363        1.451107               51,315
    Remaining contract charges                      47,005              --               53,958
 2005  Lowest contract charges                      66,577        0.970165               64,591
    Highest contract charges                        20,364        1.210922               24,659
    Remaining contract charges                      50,546              --               48,291
 2004  Lowest contract charges                      66,601        0.853719               56,860
    Highest contract charges                        22,397        1.071461               23,997
    Remaining contract charges                      22,034              --               18,663
 2003  Lowest contract charges                      76,083        0.750243               57,081
    Highest contract charges                        23,755        0.946792               22,491
    Remaining contract charges                      23,759              --               17,720
 2002  Lowest contract charges                      71,653        0.568797               40,756
    Highest contract charges                         7,735        0.721758                5,583
    Remaining contract charges                      25,865              --               14,655
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2006  Lowest contract charges                      75,713        1.013309               76,721
    Highest contract charges                         6,312        1.206478                7,616
    Remaining contract charges                      77,060              --               76,434
 2005  Lowest contract charges                      79,904        0.957033               76,470
    Highest contract charges                         6,312        1.145764                7,233
    Remaining contract charges                      85,515              --               80,369
 2004  Lowest contract charges                      83,186        0.875864               72,860
    Highest contract charges                         6,312        1.054364                6,656
    Remaining contract charges                      34,138              --               29,497
 2003  Lowest contract charges                      84,413        0.827154               69,823
    Highest contract charges                         3,355        1.001220                3,359
    Remaining contract charges                      25,088              --               20,501
 2002  Lowest contract charges                      95,405        0.621568               59,300
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA SITUS SMALL CAP FUND
 2006  Lowest contract charges                1.15%              0.07%              3.64%
    Highest contract charges                  2.20%              0.06%              2.56%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.14%              0.01%             15.84%
    Highest contract charges                  2.19%              0.01%             14.63%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.53%                --              12.91%
    Highest contract charges                  0.97%                --              12.32%
    Remaining contract charges                  --                 --                 --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2006  Lowest contract charges                1.25%              0.98%             20.50%
    Highest contract charges                  1.80%              1.11%             19.84%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              1.25%             13.64%
    Highest contract charges                  1.80%              1.19%             13.02%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              1.50%             13.79%
    Highest contract charges                  1.80%              1.62%             13.17%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              1.10%             31.90%
    Highest contract charges                  1.79%              1.19%             31.18%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.12%            (28.64)%
    Highest contract charges                  1.45%              0.96%            (27.82)%
    Remaining contract charges                  --                 --                 --
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2006  Lowest contract charges                1.25%              0.29%              5.88%
    Highest contract charges                  1.80%              0.29%              5.30%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              0.19%              9.27%
    Highest contract charges                  1.79%              0.19%              8.67%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              0.24%              5.89%
    Highest contract charges                  1.80%              0.24%              5.31%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              0.63%             33.08%
    Highest contract charges                  1.78%              0.68%             32.35%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%                --             (24.35)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2006  Lowest contract charges             63,473    $12.646499          $802,715
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
EQUITY AND INCOME
 2006  Lowest contract charges             18,630     10.966011           204,299
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
MID CAP GROWTH
 2006  Lowest contract charges             33,953      9.941094           337,533
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
MTB LARGE CAP GROWTH FUND II
 2006  Lowest contract charges             31,045      1.107052            34,368
    Highest contract charges              112,540      1.083082           121,891
    Remaining contract charges            533,255            --           583,374
 2005  Lowest contract charges             29,908      1.014895            30,353
    Highest contract charges              109,065      1.000907           109,164
    Remaining contract charges            517,880            --           521,697
 2004  Lowest contract charges             21,215      1.006353            21,350
    Highest contract charges                4,107      1.000450             4,109
    Remaining contract charges             82,826            --            83,047
MTB LARGE CAP VALUE FUND II
 2006  Lowest contract charges             17,214      1.330094            22,897
    Highest contract charges               24,562      1.301319            31,962
    Remaining contract charges            619,255            --           813,593
 2005  Lowest contract charges             14,453      1.144063            16,535
    Highest contract charges               24,562      1.128300            27,714
    Remaining contract charges            618,579            --           702,248
 2004  Lowest contract charges                191      1.049337               199
    Highest contract charges              177,257      1.045490           185,320
    Remaining contract charges             43,319            --            45,433
MTB MANAGED ALLOCATION FUND -
 MODERATE GROWTH II
 2006  Lowest contract charges          1,204,542      1.148226         1,383,086
    Highest contract charges               72,734      1.123383            81,707
    Remaining contract charges          2,502,440            --         2,835,498
 2005  Lowest contract charges          1,298,521      1.052312         1,366,449
    Highest contract charges               76,088      1.037808            78,965
    Remaining contract charges          2,538,700            --         2,649,162
 2004  Lowest contract charges          1,031,384      1.023580         1,055,705
    Highest contract charges               39,504      1.017587            40,199
    Remaining contract charges          1,656,032            --         1,688,882

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2006  Lowest contract charges         0.89%           0.26%           26.83%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
EQUITY AND INCOME
 2006  Lowest contract charges         0.90%           0.11%            9.59%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
MID CAP GROWTH
 2006  Lowest contract charges         0.90%             --            (0.21)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
MTB LARGE CAP GROWTH FUND II
 2006  Lowest contract charges         1.15%           0.54%            9.08%
    Highest contract charges           1.95%           0.54%            8.21%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.16%           0.30%            0.85%
    Highest contract charges           1.93%           0.45%            0.05%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.84%           1.03%            0.64%
    Highest contract charges           1.40%           3.43%            0.05%
    Remaining contract charges           --              --               --
MTB LARGE CAP VALUE FUND II
 2006  Lowest contract charges         1.15%           1.08%           16.26%
    Highest contract charges           1.95%           1.04%           15.33%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.16%           0.69%            9.03%
    Highest contract charges           1.93%           0.94%            8.16%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges           --              --             4.93%
    Highest contract charges           1.17%           2.00%            4.55%
    Remaining contract charges           --              --               --
MTB MANAGED ALLOCATION FUND -
 MODERATE GROWTH II
 2006  Lowest contract charges         1.15%           2.56%            9.12%
    Highest contract charges           1.95%           2.52%            8.25%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.15%           1.52%            2.81%
    Highest contract charges           1.94%           1.74%            1.99%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.84%           3.08%            2.36%
    Highest contract charges           1.39%           3.42%            1.76%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND -
 AGGRESSIVE GROWTH FUND II
 2006  Lowest contract charges                840    $12.013898           $10,093
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2005  Lowest contract charges                841     10.586504             8,900
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2006  Lowest contract charges         10,395,109      2.207440        22,946,580
    Highest contract charges              131,999      2.105532           277,926
    Remaining contract charges         11,083,190            --        23,157,204
 2005  Lowest contract charges         11,092,071      1.813963        20,120,607
    Highest contract charges              151,060      1.745856           263,729
    Remaining contract charges         11,407,243            --        19,644,691
 2004  Lowest contract charges         10,461,287      1.536735        16,076,228
    Highest contract charges              154,060      1.492389           229,917
    Remaining contract charges         10,346,438            --        15,250,363
 2003  Lowest contract charges          8,504,136      1.334586        11,349,500
    Highest contract charges              109,063      1.307781           142,630
    Remaining contract charges          7,051,774            --         9,293,920
 2002  Lowest contract charges          8,358,867      0.963535         8,054,060
    Highest contract charges                5,775      0.952230             5,500
    Remaining contract charges          2,106,219            --         2,016,031
COLUMBIA HIGH YIELD FUND VS
 2006  Lowest contract charges          5,387,278      1.604881         8,645,939
    Highest contract charges              125,395      1.533438           192,288
    Remaining contract charges          9,676,903            --        15,153,154
 2005  Lowest contract charges          6,627,700      1.460773         9,681,565
    Highest contract charges              128,866      1.408360           181,490
    Remaining contract charges         10,610,625            --        15,188,727
 2004  Lowest contract charges          7,714,114      1.447951        11,169,659
    Highest contract charges              109,351      1.408612           154,033
    Remaining contract charges         11,239,788            --        16,022,570
 2003  Lowest contract charges          8,121,603      1.316064        10,688,550
    Highest contract charges              359,872      1.291886           464,913
    Remaining contract charges          9,390,353            --        12,219,478
 2002  Lowest contract charges          5,655,291      1.015683         5,743,982
    Highest contract charges              191,221      1.005518           192,277
    Remaining contract charges          2,703,381            --         2,730,915

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MTB MANAGED ALLOCATION FUND -
 AGGRESSIVE GROWTH FUND II
 2006  Lowest contract charges         1.15%           2.43%           13.48%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.10%           2.00%           10.11%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2006  Lowest contract charges         1.25%           0.28%           21.69%
    Highest contract charges           2.15%           0.28%           20.60%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%           0.09%           18.04%
    Highest contract charges           2.14%           0.10%           16.98%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           0.35%           15.15%
    Highest contract charges           2.13%           0.48%           14.12%
    Remaining contract charges           --              --               --
 2003  Lowest contract charges         1.25%           0.02%           38.51%
    Highest contract charges           2.07%           0.02%           37.34%
    Remaining contract charges           --              --               --
 2002  Lowest contract charges         1.25%           0.03%           (8.50)%
    Highest contract charges           0.85%           0.08%           (4.50)%
    Remaining contract charges           --              --               --
COLUMBIA HIGH YIELD FUND VS
 2006  Lowest contract charges         1.25%           2.43%            9.87%
    Highest contract charges           2.15%           2.53%            8.88%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.25%           0.16%            0.89%
    Highest contract charges           2.14%           0.17%           (0.02)%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.25%           6.28%           10.02%
    Highest contract charges           2.12%          13.05%            9.04%
    Remaining contract charges           --              --               --
 2003  Lowest contract charges         1.25%           7.57%           29.57%
    Highest contract charges           2.09%           9.03%           28.48%
    Remaining contract charges           --              --               --
 2002  Lowest contract charges         1.25%           7.95%            0.91%
    Highest contract charges           0.86%          15.44%            6.45%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2006  Lowest contract charges                  33,275,996       $1.831624          $60,949,113
    Highest contract charges                        44,151        1.746964               77,130
    Remaining contract charges                  13,665,874              --           23,872,312
 2005  Lowest contract charges                  41,461,270        1.712986           71,022,575
    Highest contract charges                        51,313        1.648583               84,593
    Remaining contract charges                  15,506,212              --           25,362,167
 2004  Lowest contract charges                  50,595,437        1.572431           79,557,836
    Highest contract charges                        58,155        1.526997               88,802
    Remaining contract charges                  16,621,526              --           25,221,819
 2003  Lowest contract charges                  58,335,484        1.429978           83,418,459
    Highest contract charges                       175,532        1.401208              245,957
    Remaining contract charges                  14,828,271              --           20,977,145
 2002  Lowest contract charges                  66,842,614        1.087867           72,715,874
    Highest contract charges                        71,577        1.075071               76,951
    Remaining contract charges                   8,788,877              --            9,504,141
COLUMBIA MARSICO GROWTH FUND VS
 2006  Lowest contract charges                  21,597,400        1.704873           36,820,823
    Highest contract charges                       185,160        1.626119              301,114
    Remaining contract charges                  10,983,676              --           17,490,446
 2005  Lowest contract charges                  27,443,099        1.627175           44,654,724
    Highest contract charges                       189,778        1.566045              297,201
    Remaining contract charges                  12,512,407              --           19,128,500
 2004  Lowest contract charges                  32,164,232        1.533440           49,321,942
    Highest contract charges                       163,863        1.489163              244,018
    Remaining contract charges                  13,176,782              --           19,325,823
 2003  Lowest contract charges                  32,635,353        1.373672           44,830,270
    Highest contract charges                       565,814        1.346056              761,618
    Remaining contract charges                   7,822,244              --           10,642,460
 2002  Lowest contract charges                  38,541,885        1.065159           41,053,236
    Highest contract charges                       480,740        1.052639              506,046
    Remaining contract charges                   6,284,705              --            6,655,249
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2006  Lowest contract charges                   6,581,372        1.215781            8,001,507
    Highest contract charges                        42,286        1.159638               49,037
    Remaining contract charges                   4,662,849              --            5,723,179
 2005  Lowest contract charges                   6,842,801        1.028081            7,034,954
    Highest contract charges                        37,849        0.989469               37,451
    Remaining contract charges                   4,051,633              --            4,220,907
 2004  Lowest contract charges                   5,872,014        0.964932            5,666,092
    Highest contract charges                        39,307        0.937074               36,833
    Remaining contract charges                   3,678,407              --            3,550,749
 2003  Lowest contract charges                   5,305,467        0.798552            4,236,692
    Highest contract charges                         4,721        0.784220                3,703
    Remaining contract charges                   2,237,107              --            1,765,615
 2002  Lowest contract charges                   5,198,074        0.543175            2,823,464
    Highest contract charges                       212,307        0.537597              114,136
    Remaining contract charges                     782,257              --              422,431

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2006  Lowest contract charges                1.25  %              --               6.93  %
    Highest contract charges                  2.15  %              --               5.97  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %              --               8.94  %
    Highest contract charges                  2.14  %              --               7.96  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --               9.96  %
    Highest contract charges                  2.12  %              --               8.98  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              31.45  %
    Highest contract charges                  2.08  %              --              30.34  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (16.12  )%
    Highest contract charges                  0.87  %              --              (6.54  )%
    Remaining contract charges                  --                 --                 --
COLUMBIA MARSICO GROWTH FUND VS
 2006  Lowest contract charges                1.25  %              --               4.78  %
    Highest contract charges                  2.15  %              --               3.84  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %              --               6.11  %
    Highest contract charges                  2.14  %              --               5.16  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --              11.63  %
    Highest contract charges                  2.11  %              --              10.63  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              28.96  %
    Highest contract charges                  2.10  %              --              27.87  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (17.18  )%
    Highest contract charges                  0.86  %              --              (5.57  )%
    Remaining contract charges                  --                 --                 --
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2006  Lowest contract charges                1.25  %            0.18  %           18.26  %
    Highest contract charges                  2.15  %            0.18  %           17.20  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %              --               6.54  %
    Highest contract charges                  2.14  %              --               5.59  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --              20.84  %
    Highest contract charges                  2.12  %              --              19.75  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              47.02  %
    Highest contract charges                  1.25  %              --              35.27  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --              (9.34  )%
    Highest contract charges                  1.13  %              --             (12.64  )%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2006  Lowest contract charges                   6,184,624       $0.934126           $5,777,218
    Highest contract charges                       484,819        0.894090              433,473
    Remaining contract charges                  18,532,671              --           16,897,499
 2005  Lowest contract charges                   7,109,912        0.803716            5,714,350
    Highest contract charges                       531,524        0.776216              412,578
    Remaining contract charges                  20,044,488              --           15,792,236
 2004  Lowest contract charges                   6,676,008        0.773671            5,165,035
    Highest contract charges                       482,386        0.753950              363,695
    Remaining contract charges                  19,449,486              --           14,813,901
 2003  Lowest contract charges                   5,933,293        0.686687            4,074,315
    Highest contract charges                       322,767        0.675221              217,939
    Remaining contract charges                  14,590,588              --            9,912,463
 2002  Lowest contract charges                   4,235,328        0.545474            2,310,261
    Highest contract charges                        73,245        0.540956               39,623
    Remaining contract charges                   3,362,595              --            1,824,526
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges                      37,907       10.825433              410,361
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                     867,095        1.020694              885,039
    Highest contract charges                           850        1.017740                  866
    Remaining contract charges                  49,721,749              --           50,696,969
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                      27,871       10.572820              294,675
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                     867,095        1.020694              885,039
    Highest contract charges                           850        1.017740                  866
    Remaining contract charges                  49,721,749              --           50,696,969
PIMCO VIT REAL RETURN
 2006  Lowest contract charges                       8,977       10.261335               92,112
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                     867,095        1.020694              885,039
    Highest contract charges                           850        1.017740                  866
    Remaining contract charges                  49,721,749              --           50,696,969
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                     808,646        1.174047              949,388
    Highest contract charges                           852        1.157257                  984
    Remaining contract charges                  38,612,047              --           45,085,478
 2005  Lowest contract charges                     867,095        1.020694              885,039
    Highest contract charges                           850        1.017740                  866
    Remaining contract charges                  49,721,749              --           50,696,969

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2006  Lowest contract charges                1.25  %              --              16.23  %
    Highest contract charges                  2.15  %              --              15.19  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %              --               3.88  %
    Highest contract charges                  2.14  %              --               2.95  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --              12.67  %
    Highest contract charges                  2.13  %              --              11.66  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              25.89  %
    Highest contract charges                  2.08  %              --              24.82  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (34.83  )%
    Highest contract charges                  0.85  %              --              (2.63  )%
    Remaining contract charges                  --                 --                 --
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges                0.89  %              --               7.84  %
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %            1.96  %            2.57  %
    Highest contract charges                  2.24  %            2.02  %            2.39  %
    Remaining contract charges                  --                 --                 --
PUTNAM SMALL CAP VALUE
 2006  Lowest contract charges                0.89  %              --               5.84  %
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %            1.96  %            2.57  %
    Highest contract charges                  2.24  %            2.02  %            2.39  %
    Remaining contract charges                  --                 --                 --
PIMCO VIT REAL RETURN
 2006  Lowest contract charges                0.89  %            3.25  %            2.10  %
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %            1.96  %            2.57  %
    Highest contract charges                  2.24  %            2.02  %            2.39  %
    Remaining contract charges                  --                 --                 --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                1.15  %            1.11  %           15.02  %
    Highest contract charges                  2.34  %            1.11  %           13.71  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %            1.96  %            2.57  %
    Highest contract charges                  2.24  %            2.02  %            2.39  %
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                     222,039       $1.056411             $234,564
    Highest contract charges                        14,205        1.041966               14,803
    Remaining contract charges                  12,263,084              --           12,863,725
 2005  Lowest contract charges                     236,318        1.039627              245,683
    Highest contract charges                        77,602        1.036880               80,464
    Remaining contract charges                  14,003,773              --           14,538,635
PIONEER MID CAP VALUE VCT PORTFOLIO
 2006  Lowest contract charges                      12,507       10.689866              133,702
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
PIONEER VCT VALUE PORTFOLIO
 2006  Lowest contract charges                     392,931        1.138074              447,184
    Highest contract charges                           523        1.121814                  593
    Remaining contract charges                  43,063,204              --           48,816,384
 2005  Lowest contract charges                     558,203        1.000697              558,592
    Highest contract charges                           522        0.997805                  521
    Remaining contract charges                  55,219,425              --           55,215,838
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                     245,322        1.425231              349,640
    Highest contract charges                        32,919        1.408321               46,359
    Remaining contract charges                     441,000              --              621,226
 2005  Lowest contract charges                     243,079        1.270271              308,776
    Highest contract charges                        32,923        1.262122               41,553
    Remaining contract charges                     234,997              --              295,362
 2004  Lowest contract charges                     231,891        1.060721              245,970
    Highest contract charges                        20,395        1.054617               21,509
    Remaining contract charges                     192,282              --              202,043
 2003  Lowest contract charges                     228,032        0.930907              212,276
    Highest contract charges                        20,395        0.932510               19,018
    Remaining contract charges                     222,421              --              206,058
 2002  Lowest contract charges                     280,630        0.731854              205,380
    Highest contract charges                        32,938        0.739250               24,349
    Remaining contract charges                     141,517              --              102,982

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                1.15  %            0.03  %            1.61  %
    Highest contract charges                  2.27  %              --               0.50  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %              --               2.04  %
    Highest contract charges                  2.17  %              --               1.87  %
    Remaining contract charges                  --                 --                 --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2006  Lowest contract charges                0.90  %              --               6.83  %
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PIONEER VCT VALUE PORTFOLIO
 2006  Lowest contract charges                1.15  %            0.23  %           13.73  %
    Highest contract charges                  2.23  %            0.22  %           12.43  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13  %              --               2.32  %
    Highest contract charges                  2.19  %              --               2.14  %
    Remaining contract charges                  --                 --                 --
JENNISON 20/20 FOCUS PORTFOLIO
 2006  Lowest contract charges                1.25  %              --              12.20  %
    Highest contract charges                  1.80  %              --              11.58  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.24  %              --              19.76  %
    Highest contract charges                  1.79  %              --              19.10  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --              13.95  %
    Highest contract charges                  2.00  %              --              13.09  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              27.20  %
    Highest contract charges                  1.99  %              --              26.25  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (23.54  )%
    Highest contract charges                  1.80  %              --             (23.96  )%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                     736,788       $0.666147             $490,809
    Highest contract charges                        86,649        0.920193               79,734
    Remaining contract charges                   1,147,097              --              829,429
 2005  Lowest contract charges                     768,335        0.665435              511,277
    Highest contract charges                        87,225        0.924280               80,621
    Remaining contract charges                   1,063,249              --              779,362
 2004  Lowest contract charges                     749,187        0.590932              442,718
    Highest contract charges                        87,232        0.825314               71,994
    Remaining contract charges                   1,306,639              --              840,245
 2003  Lowest contract charges                     832,074        0.547864              455,864
    Highest contract charges                       125,910        0.769383               96,873
    Remaining contract charges                   1,352,440              --              807,853
 2002  Lowest contract charges                   1,048,754        0.428025              448,893
    Highest contract charges                         3,099        0.603510                1,870
    Remaining contract charges                   2,098,574              --              959,377
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                     155,748        1.411305              219,808
    Highest contract charges                       125,887        1.367992              172,215
    Remaining contract charges                     501,983              --              697,354
 2005  Lowest contract charges                     156,586        1.196600              187,371
    Highest contract charges                       125,888        1.166272              146,820
    Remaining contract charges                     502,067              --              592,861
 2004  Lowest contract charges                     158,426        1.042586              165,174
    Highest contract charges                       125,888        1.021765              128,628
    Remaining contract charges                     315,023              --              325,076
 2003  Lowest contract charges                     152,072        0.911395              138,598
    Highest contract charges                       125,895        0.898114              113,068
    Remaining contract charges                     308,883              --              279,433
 2002  Lowest contract charges                     168,703        0.723053              121,981
    Highest contract charges                       125,904        0.716442               90,203
    Remaining contract charges                     179,344              --              129,167
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 2006  Lowest contract charges                      43,151        1.209005               52,170
    Highest contract charges                        41,032        1.153893               47,344
    Remaining contract charges                     244,243              --              288,275
 2005  Lowest contract charges                      50,957        1.016050               51,775
    Highest contract charges                        77,536        0.990304               76,784
    Remaining contract charges                      40,491              --               40,688
 2004  Lowest contract charges                      49,538        0.888489               44,014
    Highest contract charges                        81,820        0.870740               71,244
    Remaining contract charges                      39,209              --               34,534
 2003  Lowest contract charges                      36,539        0.774740               28,309
    Highest contract charges                       145,120        0.763449              110,791
    Remaining contract charges                      39,253              --               30,219
 2002  Lowest contract charges                      47,052        0.563789               26,527
    Highest contract charges                         8,044        0.560504                4,509
    Remaining contract charges                      29,304              --               16,466

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2006  Lowest contract charges                1.25  %              --               0.11  %
    Highest contract charges                  1.80  %              --              (0.44  )%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %              --              12.61  %
    Highest contract charges                  1.79  %              --              11.99  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %            0.04  %            7.86  %
    Highest contract charges                  1.81  %            0.04  %            7.27  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              28.00  %
    Highest contract charges                  1.77  %              --              27.30  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (32.02  )%
    Highest contract charges                  0.85  %              --              (7.59  )%
    Remaining contract charges                  --                 --                 --
PRUDENTIAL VALUE PORTFOLIO
 2006  Lowest contract charges                1.25  %            1.01  %           17.94  %
    Highest contract charges                  1.80  %            1.02  %           17.30  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25  %            0.90  %           14.77  %
    Highest contract charges                  1.79  %            0.87  %           14.14  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %            0.99  %           14.40  %
    Highest contract charges                  1.80  %            0.96  %           13.77  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %            1.10  %           26.05  %
    Highest contract charges                  1.80  %            1.09  %           25.36  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %            1.24  %          (23.32  )%
    Highest contract charges                  1.82  %            3.30  %          (23.74  )%
    Remaining contract charges                  --                 --                 --
SP WILLIAM BLAIR INTERNATIONAL GROWTH
 PORTFOLIO
 2006  Lowest contract charges                1.25  %            1.65  %           18.99  %
    Highest contract charges                  2.15  %            1.61  %           17.93  %
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.24  %            0.16  %           14.36  %
    Highest contract charges                  1.79  %            0.22  %           13.73  %
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25  %              --              14.68  %
    Highest contract charges                  1.81  %              --              14.05  %
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25  %              --              37.42  %
    Highest contract charges                  1.74  %              --              36.66  %
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25  %              --             (23.80  )%
    Highest contract charges                  1.60  %              --             (24.06  )%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2006  Lowest contract charges                      42,147      $10.350967             $436,268
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
SMITH BARNEY GOVERNMENT FUND
 2006  Lowest contract charges                       6,325        3.035472               19,198
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                       6,890        2.939165               20,251
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                       7,479        2.890415               21,615
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2003  Lowest contract charges                       8,092        2.894994               23,427
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2002  Lowest contract charges                       8,722        2.905942               25,345
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
LEGG MASON PARTNERS APPRECIATION FUND
 2006  Lowest contract charges                      11,174       15.438493              172,514
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                      11,314       13.609993              153,987
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                      11,471       13.199325              151,403
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2003  Lowest contract charges                      11,629       12.239804              142,336
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
 2002  Lowest contract charges                      16,733        9.913540              165,880
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
 2006  Lowest contract charges                0.90%              0.10%              3.82%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
SMITH BARNEY GOVERNMENT FUND
 2006  Lowest contract charges                1.00%              4.21%              3.28%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.00%              2.66%              1.69%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.00%              0.84%             (0.16)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.00%              0.63%             (0.38)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.00%              1.22%              0.21%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
LEGG MASON PARTNERS APPRECIATION FUND
 2006  Lowest contract charges                1.00%              0.89%             13.44%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.00%              0.50%              3.11%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.00%              0.97%              7.84%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.00%              0.67%             23.47%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.00%              0.05%            (17.81)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
SMITH BARNEY CASH PORTFOLIO
 2006  Lowest contract charges                       3,835       $3.404341              $13,056
    Highest contract charges                        59,751        3.522722              210,488
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                       3,842        3.282092               12,611
    Highest contract charges                        69,527        3.396228              236,130
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                       3,850        3.225372               12,418
    Highest contract charges                        71,058        3.337540              237,160
    Remaining contract charges                          --              --                   --
 2003  Lowest contract charges                       3,858        3.228745               12,456
    Highest contract charges                        71,118        3.341043              237,609
    Remaining contract charges                          --              --                   --
 2002  Lowest contract charges                       3,866        3.239394               12,522
    Highest contract charges                        71,185        3.352080              238,619
    Remaining contract charges                          --              --                   --
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2006  Lowest contract charges                      88,619        1.247275              110,533
    Highest contract charges                        18,805        1.185143               22,285
    Remaining contract charges                  13,714,987              --           16,712,906
 2005  Lowest contract charges                      90,063        1.136717              102,377
    Highest contract charges                        25,383        1.089314               27,650
    Remaining contract charges                  16,596,944              --           18,341,483
 2004  Lowest contract charges                     598,098        1.078686              645,161
    Highest contract charges                        20,741        1.042518               21,623
    Remaining contract charges                  19,406,538              --           20,357,986
 2003  Lowest contract charges                  17,536,961        0.987912           17,324,975
    Highest contract charges                        59,675        0.965609               57,623
    Remaining contract charges                   4,420,190              --            3,846,716
 2002  Lowest contract charges                  20,379,896        0.785367           16,005,698
    Highest contract charges                        59,675        0.772258               46,085
    Remaining contract charges                   5,088,578              --            3,533,173

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
SMITH BARNEY CASH PORTFOLIO
 2006  Lowest contract charges                1.00%              4.65%              3.73%
    Highest contract charges                  1.00%              4.64%              3.73%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.99%              2.74%              1.76%
    Highest contract charges                  1.00%              2.73%              1.76%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.00%              0.89%             (0.10)%
    Highest contract charges                  1.00%              0.90%             (0.11)%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.00%              0.67%             (0.33)%
    Highest contract charges                  1.00%              0.67%             (0.33)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.00%              1.29%              0.27%
    Highest contract charges                  1.00%              1.28%              0.27%
    Remaining contract charges                  --                 --                 --
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2006  Lowest contract charges                1.15%              2.40%              9.73%
    Highest contract charges                  2.00%              2.53%              8.80%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.19%              0.98%              5.38%
    Highest contract charges                  1.99%              1.09%              4.49%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.11%              0.66%              9.12%
    Highest contract charges                  1.99%                --               8.19%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              0.85%             25.79%
    Highest contract charges                  1.85%              0.83%             25.04%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.26%              0.59%            (23.91)%
    Highest contract charges                  1.85%              0.55%            (24.37)%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2006  Lowest contract charges                     120,607      $12.164063           $1,467,069
    Highest contract charges                         5,975       11.836186               70,718
    Remaining contract charges                      67,259              --              802,913
 2005  Lowest contract charges                     129,932       10.834776            1,407,789
    Highest contract charges                         5,975       10.595566               63,306
    Remaining contract charges                      75,572              --              808,031
 2004  Lowest contract charges                     131,493       10.088676            1,326,587
    Highest contract charges                         5,975        9.915361               59,242
    Remaining contract charges                      82,028              --              819,091
 2003  Lowest contract charges                     129,257        9.315179            1,204,052
    Highest contract charges                         5,975        9.201036               54,974
    Remaining contract charges                      89,214              --              824,587
 2002  Lowest contract charges                     128,553        6.988460              898,390
    Highest contract charges                        19,086        6.941760              132,488
    Remaining contract charges                      50,943              --              354,733
COMSTOCK
 2006  Lowest contract charges                      11,153       11.233815              125,291
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                     226,441        1.300788              294,552
    Highest contract charges                        37,397        1.286867               48,125
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                     226,300        1.179275              266,870
    Highest contract charges                        31,770        1.169565               37,158
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                     197,783        1.141943              225,858
    Highest contract charges                        25,903        1.135372               29,410
    Remaining contract charges                          --              --                   --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                      29,129        1.197937               34,894
    Highest contract charges                        27,408        1.156624               31,701
    Remaining contract charges                      32,475              --               37,967
 2005  Lowest contract charges                      27,612        1.166838               32,219
    Highest contract charges                        34,334        1.135088               38,972
    Remaining contract charges                      62,904              --               71,994
 2004  Lowest contract charges                      21,685        1.158038               25,112
    Highest contract charges                        28,282        1.135004               32,100
    Remaining contract charges                      58,253              --               66,497

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2006  Lowest contract charges                1.25%              0.31%             12.27%
    Highest contract charges                  1.75%              0.32%             11.71%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.25%              0.08%              7.40%
    Highest contract charges                  1.74%              0.08%              6.86%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.25%              0.61%              8.30%
    Highest contract charges                  1.75%              0.60%              7.76%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              0.36%             33.29%
    Highest contract charges                  1.71%              0.57%             32.63%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                1.25%              0.60%            (24.40)%
    Highest contract charges                  1.57%              0.92%            (24.66)%
    Remaining contract charges                  --                 --                 --
COMSTOCK
 2006  Lowest contract charges                0.89%                --              12.52%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2006  Lowest contract charges                1.65%              2.33%             10.30%
    Highest contract charges                  1.90%              2.36%             10.03%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.64%              2.11%              3.27%
    Highest contract charges                  1.89%              2.10%              3.01%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.60%              2.99%              7.55%
    Highest contract charges                  1.84%              4.49%              7.29%
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2006  Lowest contract charges                1.15%              4.39%              2.67%
    Highest contract charges                  1.90%              4.38%              1.90%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              3.68%              0.76%
    Highest contract charges                  1.89%              3.68%              0.01%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.13%              3.36%              3.20%
    Highest contract charges                  1.83%              3.31%              2.43%
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                      54,428       $1.418348              $77,198
    Highest contract charges                        36,582        1.384285               50,639
    Remaining contract charges                          --              --                   --
 2005  Lowest contract charges                      56,217        1.210244               68,036
    Highest contract charges                         9,643        1.177301               11,353
    Remaining contract charges                      67,200              --               79,771
 2004  Lowest contract charges                      47,184        1.161788               54,817
    Highest contract charges                         9,813        1.138683               11,174
    Remaining contract charges                      66,310              --               75,943
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2006  Lowest contract charges                       6,043        1.465147                8,854
    Highest contract charges                        16,263        1.414697               23,008
    Remaining contract charges                     104,777              --              149,827
 2005  Lowest contract charges                       6,387        1.226820                7,835
    Highest contract charges                        61,112        1.203348               73,540
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                       5,202        1.131448                5,885
    Highest contract charges                        62,302        1.115354               69,489
    Remaining contract charges                          --              --                   --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                      71,543        1.079893               77,259
    Highest contract charges                         5,436        1.042636                5,668
    Remaining contract charges                      86,474              --               91,136
 2005  Lowest contract charges                      64,599        1.067331               68,949
    Highest contract charges                        11,728        1.038267               12,177
    Remaining contract charges                     100,664              --              105,382
 2004  Lowest contract charges                      54,980        1.021457               56,160
    Highest contract charges                        12,106        1.001129               12,119
    Remaining contract charges                      99,571              --              100,258
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                       1,647        1.420762                2,340
    Highest contract charges                         4,169        1.371761                5,717
    Remaining contract charges                      29,307              --               40,637
 2005  Lowest contract charges                       1,666        1.170801                1,951
    Highest contract charges                        16,724        1.148379               19,205
    Remaining contract charges                          --              --                   --
 2004  Lowest contract charges                       1,340        1.114753                1,493
    Highest contract charges                        17,054        1.098874               18,740
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2006  Lowest contract charges                1.15%              1.56%             17.20%
    Highest contract charges                  1.65%              1.45%             16.61%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              1.46%              4.17%
    Highest contract charges                  1.89%              1.44%              3.39%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.13%              2.87%              9.81%
    Highest contract charges                  1.84%              2.26%              8.99%
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2006  Lowest contract charges                1.15%              1.69%             19.43%
    Highest contract charges                  1.87%              6.48%             18.54%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              2.05%              8.43%
    Highest contract charges                  1.65%              1.97%              7.89%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.02%                --               8.38%
    Highest contract charges                  1.55%                --               7.84%
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2006  Lowest contract charges                1.15%                --               1.18%
    Highest contract charges                  1.91%                --               0.42%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.15%              0.18%              4.49%
    Highest contract charges                  1.89%              0.18%              3.71%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.13%                --               2.08%
    Highest contract charges                  1.84%                --               1.31%
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2006  Lowest contract charges                1.15%                --              21.35%
    Highest contract charges                  1.88%                --              20.44%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.13%                --               5.03%
    Highest contract charges                  1.64%                --               4.51%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.05%                --              12.47%
    Highest contract charges                  1.56%                --              11.91%
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
STI CLASSIC VT CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges                     198,779       $1.325939             $263,569
    Highest contract charges                        13,452       12.816624              172,394
    Remaining contract charges                   1,463,382              --            3,341,806
 2005  Lowest contract charges                     200,785        1.213271              243,607
    Highest contract charges                        15,530       11.821731              183,597
    Remaining contract charges                   1,729,612              --            3,369,769
 2004  Lowest contract charges                     116,860        1.241531              145,085
    Highest contract charges                         7,075       12.194318               86,273
    Remaining contract charges                   1,592,046              --            2,705,970
 2003  Lowest contract charges                       9,360        1.179385               11,039
    Highest contract charges                        19,513        1.168453               22,800
    Remaining contract charges                   1,389,163              --            1,630,523
 2002  Lowest contract charges                         372        1.009896                  376
    Highest contract charges                       221,358        1.008893              223,326
    Remaining contract charges                          --              --                   --
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                      41,994        1.810087               76,013
    Highest contract charges                         4,437       17.496980               77,658
    Remaining contract charges                   1,121,538              --            2,467,812
 2005  Lowest contract charges                      68,714        1.579772              108,552
    Highest contract charges                         3,902       15.393297               60,068
    Remaining contract charges                   1,386,683              --            2,521,214
 2004  Lowest contract charges                      62,338        1.469399               91,602
    Highest contract charges                         3,229       14.432809               46,602
    Remaining contract charges                   1,169,183              --            1,873,796
 2003  Lowest contract charges                       6,012        1.303674                7,838
    Highest contract charges                        10,115        1.291608               13,064
    Remaining contract charges                   1,268,149              --            1,645,225
 2002  Lowest contract charges                     211,173        1.044322              220,532
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges                1.40%              0.29%              9.29%
    Highest contract charges                  2.20%              0.28%              8.42%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.39%              0.14%             (2.28)%
    Highest contract charges                  2.18%              0.16%             (3.06)%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.38%              0.39%              5.27%
    Highest contract charges                  2.16%              0.56%              4.43%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.93%                --              14.27%
    Highest contract charges                  2.13%                --              15.93%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.40%                --               0.99%
    Highest contract charges                  0.48%                --               0.89%
    Remaining contract charges                  --                 --                 --
STI CLASSIC VT LARGE CAP RELATIVE
 VALUE FUND
 2006  Lowest contract charges                1.41%              1.21%             14.58%
    Highest contract charges                  2.20%              1.28%             13.67%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.39%              0.96%              7.51%
    Highest contract charges                  2.19%              0.93%              6.66%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.39%              1.03%             12.71%
    Highest contract charges                  2.16%              1.41%             11.82%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.93%              0.83%             23.06%
    Highest contract charges                  2.13%              1.16%             23.80%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.48%              0.55%              4.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                                 UNIT            CONTRACT
SUB-ACCOUNT                                   UNITS          FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                      39,954       $1.826714              $72,984
    Highest contract charges                         3,273       17.657485               57,792
    Remaining contract charges                     525,994              --            1,452,940
 2005  Lowest contract charges                      42,498        1.673130               71,104
    Highest contract charges                         2,859       16.302884               46,615
    Remaining contract charges                     632,414              --            1,516,046
 2004  Lowest contract charges                      40,867        1.484186               60,654
    Highest contract charges                         2,155       14.577977               31,418
    Remaining contract charges                     507,150              --            1,013,237
 2003  Lowest contract charges                       3,457        1.288413                4,454
    Highest contract charges                        13,184        1.276487               16,830
    Remaining contract charges                     466,110              --              597,734
 2002  Lowest contract charges                     164,635        1.006356              165,681
    Highest contract charges                            --              --                   --
    Remaining contract charges                          --              --                   --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                      21,326        1.831218               39,052
    Highest contract charges                         3,690       17.701234               65,331
    Remaining contract charges                     875,528              --            1,863,774
 2005  Lowest contract charges                      58,019        1.516413               87,981
    Highest contract charges                         3,680       14.775851               54,373
    Remaining contract charges                   1,121,541              --            1,890,752
 2004  Lowest contract charges                      58,752        1.482228               87,085
    Highest contract charges                         2,922       14.558728               42,544
    Remaining contract charges                   1,262,631              --            2,021,894
 2003  Lowest contract charges                       5,336        1.303725                6,957
    Highest contract charges                        13,763        1.291652               17,777
    Remaining contract charges                   1,324,064              --            1,717,124
 2002  Lowest contract charges                       1,097        1.074005                1,178
    Highest contract charges                       227,694        1.072947              244,304
    Remaining contract charges                          --              --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT MID-CAP EQUITY FUND
 2006  Lowest contract charges                1.40%              0.38%              9.18%
    Highest contract charges                  2.20%              0.38%              8.31%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              0.46%             12.73%
    Highest contract charges                  2.19%              0.46%             11.83%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.39%              0.77%             15.20%
    Highest contract charges                  2.17%              0.93%             14.28%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.94%              1.02%             28.03%
    Highest contract charges                  2.13%              1.12%             26.97%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.48%                --               0.64%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2006  Lowest contract charges                1.42%              1.31%             20.76%
    Highest contract charges                  2.20%              1.43%             19.80%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.40%              1.63%              2.31%
    Highest contract charges                  2.19%              1.66%              1.49%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.38%              2.25%             13.69%
    Highest contract charges                  2.18%              2.04%             12.79%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.91%              1.52%             21.55%
    Highest contract charges                  2.13%              1.94%             20.50%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.39%              1.14%              7.40%
    Highest contract charges                  0.45%              0.89%              7.29%
    Remaining contract charges                  --                 --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense of 0.15% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.